UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Fl. Woodland Hills, CA		91367
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments.

Seasons Series Trust SA Multi-Managed Growth Portfolio

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCKS — 72.5%
Aerospace/Defense — 0.9%
Boeing Co.	1,277	$411,832
Aerospace/Defense-Equipment — 0.9%
Curtiss-Wright Corp.	300	30,636
L3 Technologies, Inc.	1,925	334,295
Moog, Inc., Class A	200	15,496
		380,427
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	450	10,557
Applications Software — 4.9%
Brightcove, Inc.†	2,200	15,488
Microsoft Corp.	16,626	1,688,703
salesforce.com, Inc.†	3,603	493,503
Telenav, Inc.†	400	1,624
		2,199,318
Athletic Equipment — 0.0%
YETI Holdings, Inc.†	400	5,936
Athletic Footwear — 0.8%
NIKE, Inc., Class B	4,865	360,691
Audio/Video Products — 0.0%
Sonos, Inc.†	1,340	13,159
Auto-Truck Trailers — 0.1%
Wabash National Corp.	4,550	59,514
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	3,105	191,175
Meritor, Inc.†	1,050	17,756
Tenneco, Inc.	1,150	31,498
		240,429
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,450	52,040
B2B/E-Commerce — 0.1%
ePlus, Inc.†	500	35,585
Banks-Commercial — 1.5%
1st Source Corp.	325	13,110
BancFirst Corp.	975	48,652
BancorpSouth Bank	1,300	33,982
Banner Corp.	2,100	112,308
Cadence BanCorp	75	1,259
Cathay General Bancorp	500	16,765
Central Pacific Financial Corp.	1,600	38,960
Central Valley Community Bancorp	125	2,359
Citizens & Northern Corp.	125	3,304
City Holding Co.	325	21,967
CVB Financial Corp.	2,125	42,989
East West Bancorp, Inc.	24	1,045
Enterprise Financial Services Corp.	300	11,289
FCB Financial Holdings, Inc., Class A†	1,575	52,888
First Commonwealth Financial Corp.	2,150	25,972
First Community Bancshares, Inc.	150	4,722
First Hawaiian, Inc.	475	10,692
First Interstate BancSystem, Inc., Class A	325	11,882
Great Western Bancorp, Inc.	150	4,688
Guaranty Bancorp	225	4,669
Hope Bancorp, Inc.	1,044	12,382
Independent Bank Corp./Massachusetts	75	5,273
Independent Bank Corp./Michigan	600	12,612
OFG Bancorp	200	3,292
PacWest Bancorp	350	11,648
Simmons First National Corp., Class A	614	14,816
TCF Financial Corp.	1,325	25,824
Trustmark Corp.	450	12,793
UMB Financial Corp.	325	19,815
Union Bankshares Corp.	266	7,509
Webster Financial Corp.	300	14,787
West Bancorporation, Inc.	200	3,818
Westamerica Bancorporation	1,225	68,208
		676,279
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	125	3,859
Beverages-Non-alcoholic — 1.6%
Coca-Cola Co.	11,070	524,164
Monster Beverage Corp.†	4,168	205,149
		729,313
Broadcast Services/Program — 0.3%
Discovery, Inc., Class C†	5,429	125,301
Hemisphere Media Group, Inc.†	1,350	16,389
MSG Networks, Inc., Class A†	100	2,356
		144,046
Building & Construction-Misc. — 0.4%
EMCOR Group, Inc.	1,900	113,411
Frontdoor, Inc.†	1,304	34,700
MYR Group, Inc.†	625	17,606
		165,717
Building Products-Cement — 0.5%
Continental Building Products, Inc.†	2,350	59,807
Vulcan Materials Co.	1,555	153,634
		213,441
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	600	26,898
Building-Heavy Construction — 0.1%
MasTec, Inc.†	675	27,378
Tutor Perini Corp.†	75	1,198
		28,576
Building-Residential/Commercial — 0.4%
Hovnanian Enterprises, Inc., Class A†	11,925	8,156
KB Home	5,400	103,140
Taylor Morrison Home Corp., Class A†	4,550	72,345
TRI Pointe Group, Inc.†	750	8,197
		191,838
Cable/Satellite TV — 0.4%
Liberty Broadband Corp., Class C†	2,522	181,660
WideOpenWest, Inc.†	1,050	7,486
		189,146
Chemicals-Plastics — 0.0%
PolyOne Corp.	250	7,150
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	550	28,237
OMNOVA Solutions, Inc.†	1,850	13,560
Sensient Technologies Corp.	200	11,170
		52,967

1

Coal — 0.2%
Arch Coal, Inc., Class A	350	29,046
NACCO Industries, Inc., Class A	325	11,018
Peabody Energy Corp.	775	23,622
SunCoke Energy, Inc.†	275	2,351
Warrior Met Coal, Inc.	1,675	40,384
		106,421
Coatings/Paint — 0.6%
Sherwin-Williams Co.	675	265,585
Commercial Services — 0.7%
Acacia Research Corp.†	2,232	6,651
Care.com, Inc.†	625	12,069
CoStar Group, Inc.†	550	185,537
Medifast, Inc.	75	9,376
ServiceMaster Global Holdings, Inc.†	2,486	91,336
		304,969
Commercial Services-Finance — 0.5%
Euronet Worldwide, Inc.†	150	15,357
Green Dot Corp., Class A†	275	21,868
Worldpay, Inc., Class A†	2,349	179,534
		216,759
Computer Aided Design — 0.6%
Aspen Technology, Inc.†	1,175	96,562
Autodesk, Inc.†	1,343	172,723
		269,285
Computer Services — 0.2%
CACI International, Inc., Class A†	125	18,004
Elastic NV†	500	35,740
Science Applications International Corp.	700	44,590
Unisys Corp.†	250	2,907
		101,241
Computer Software — 0.4%
Box, Inc., Class A†	450	7,596
Cloudera, Inc.†	1,050	11,613
SS&C Technologies Holdings, Inc.	2,867	129,330
TiVo Corp.	1,000	9,410
		157,949
Computers — 2.0%
Apple, Inc.	5,813	916,943
Computers-Integrated Systems — 0.2%
NetScout Systems, Inc.†	3,350	79,160
Computers-Periphery Equipment — 0.0%
Electronics For Imaging, Inc.†	200	4,960
Consulting Services — 1.5%
Gartner, Inc.†	3,010	384,799
Huron Consulting Group, Inc.†	1,275	65,420
Navigant Consulting, Inc.	2,550	61,328
Verisk Analytics, Inc.†	1,335	145,568
		657,115
Containers-Metal/Glass — 0.6%
Ball Corp.	5,900	271,282
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	1,145	12,183
Cosmetics & Toiletries — 0.5%
Edgewell Personal Care Co.†	275	10,271
Estee Lauder Cos., Inc., Class A	1,730	225,073
		235,344
Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	4,463	189,187
Data Processing/Management — 0.2%
CommVault Systems, Inc.†	175	10,341
Fair Isaac Corp.†	500	93,500
		103,841
Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.	850	16,711
Diagnostic Equipment — 0.5%
Thermo Fisher Scientific, Inc.	922	206,334
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	1,325	23,002
Disposable Medical Products — 0.2%
ICU Medical, Inc.†	396	90,933
Utah Medical Products, Inc.	125	10,385
		101,318
Distribution/Wholesale — 0.1%
Essendant, Inc.	375	4,717
Titan Machinery, Inc.†	1,925	25,314
Veritiv Corp.†	200	4,994
		35,025
Diversified Manufacturing Operations — 1.8%
A.O. Smith Corp.	3,659	156,240
Actuant Corp., Class A	1,275	26,762
Harsco Corp.†	900	17,874
Illinois Tool Works, Inc.	2,425	307,223
Parker-Hannifin Corp.	2,079	310,062
		818,161
E-Commerce/Products — 3.5%
Amazon.com, Inc.†	946	1,420,864
Overstock.com, Inc.†	2,175	29,536
Wayfair, Inc., Class A†	1,460	131,517
		1,581,917
E-Commerce/Services — 0.6%
Booking Holdings, Inc.†	98	168,797
Liberty Expedia Holdings, Inc., Class A†	1,550	60,620
Shutterfly, Inc.†	475	19,124
Upwork, Inc.†	725	13,130
		261,671
E-Marketing/Info — 0.0%
New Media Investment Group, Inc.	750	8,678
E-Services/Consulting — 0.1%
Perficient, Inc.†	2,025	45,076
Electric Products-Misc. — 0.0%
Graham Corp.	225	5,139
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,625	12,074
Electric-Generation — 0.1%
Atlantic Power Corp.†	10,525	22,839

2

Electric-Integrated — 0.2%
El Paso Electric Co.	625	31,331
PNM Resources, Inc.	450	18,491
Portland General Electric Co.	1,025	46,996
		96,818
Electronic Components-Misc. — 0.7%
Bel Fuse, Inc., Class B	125	2,303
Benchmark Electronics, Inc.	1,850	39,183
OSI Systems, Inc.†	650	47,645
Sensata Technologies Holding PLC†	4,154	186,265
Vishay Intertechnology, Inc.	1,425	25,664
		301,060
Electronic Components-Semiconductors — 3.1%
Amkor Technology, Inc.†	4,125	27,060
Microchip Technology, Inc.	3,937	283,149
NVIDIA Corp.	2,440	325,740
Rambus, Inc.†	10,500	80,535
Synaptics, Inc.†	1,000	37,210
Texas Instruments, Inc.	5,844	552,258
Xperi Corp.	3,800	69,882
		1,375,834
Electronic Forms — 1.3%
Adobe, Inc.†	2,557	578,496
Electronic Measurement Instruments — 0.1%
Stoneridge, Inc.†	2,000	49,300
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	950	77,719
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,175	18,636
Renewable Energy Group, Inc.†	1,550	39,835
REX American Resources Corp.†	650	44,271
		102,742
Engineering/R&D Services — 0.0%
VSE Corp.	525	15,703
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	1,225	16,023
Enterprise Software/Service — 1.4%
Domo, Inc., Class B†	1,275	25,028
Donnelley Financial Solutions, Inc.†	700	9,821
Manhattan Associates, Inc.†	250	10,593
MicroStrategy, Inc., Class A†	100	12,775
Progress Software Corp.	2,145	76,126
SPS Commerce, Inc.†	275	22,655
Tyler Technologies, Inc.†	1,117	207,561
Ultimate Software Group, Inc.†	1,067	261,276
		625,835
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	65	24,814
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	75	3,925
Synchrony Financial	5,284	123,963
		127,888
Finance-Credit Card — 2.9%
Mastercard, Inc., Class A	3,103	585,381
Visa, Inc., Class A	5,344	705,087
		1,290,468
Finance-Investment Banker/Broker — 0.5%
Evercore, Inc., Class A	100	7,156
Houlihan Lokey, Inc.	850	31,280
TD Ameritrade Holding Corp.	4,021	196,868
		235,304
Finance-Other Services — 0.9%
CME Group, Inc.	972	182,853
Intercontinental Exchange, Inc.	2,729	205,575
WageWorks, Inc.†	1,075	29,197
		417,625
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	3,100	27,652
MGIC Investment Corp.†	1,350	14,121
NMI Holdings, Inc., Class A†	625	11,156
Radian Group, Inc.	350	5,726
		58,655
Firearms & Ammunition — 0.2%
Axon Enterprise, Inc.†	2,334	102,112
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	125	3,528
Food-Catering — 0.3%
Aramark	4,913	142,330
Food-Dairy Products — 0.0%
Dean Foods Co.	1,575	6,001
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	4,675	89,947
Post Holdings, Inc.†	150	13,369
		103,316
Footwear & Related Apparel — 0.3%
Crocs, Inc.†	1,550	40,269
Deckers Outdoor Corp.†	625	79,969
Weyco Group, Inc.	75	2,188
Wolverine World Wide, Inc.	950	30,295
		152,721
Gas-Distribution — 0.1%
Northwest Natural Holding Co.	150	9,069
Southwest Gas Holdings, Inc.	300	22,950
		32,019
Home Furnishings — 0.1%
Sleep Number Corp.†	1,300	41,249
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	2,031	145,826
Human Resources — 0.2%
Barrett Business Services, Inc.	1,050	60,112
Cross Country Healthcare, Inc.†	2,425	17,775
TrueBlue, Inc.†	975	21,694
		99,581
Independent Power Producers — 0.4%
Clearway Energy, Inc., Class A	575	9,729
Clearway Energy, Inc., Class C	1,250	21,562

3

NRG Energy, Inc.	3,851	152,500
		183,791
Industrial Automated/Robotic — 0.3%
Cognex Corp.	3,714	143,620
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	1,736	277,847
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	85	2,375
CNO Financial Group, Inc.	1,825	27,156
Primerica, Inc.	525	51,298
		80,829
Insurance-Multi-line — 0.0%
Kemper Corp.	175	11,617
Insurance-Property/Casualty — 0.9%
Ambac Financial Group, Inc.†	100	1,724
First American Financial Corp.	200	8,928
Kinsale Capital Group, Inc.	500	27,780
Navigators Group, Inc.	325	22,584
ProAssurance Corp.	375	15,210
Progressive Corp.	4,835	291,696
Third Point Reinsurance, Ltd.†	650	6,266
Universal Insurance Holdings, Inc.	375	14,220
		388,408
Insurance-Reinsurance — 0.0%
Global Indemnity, Ltd.	125	4,529
Internet Application Software — 0.1%
Anaplan, Inc.†	850	22,559
Internet Content-Entertainment — 0.3%
Netflix, Inc.†	507	135,704
Internet Content-Information/News — 0.1%
Yelp, Inc.†	1,025	35,865
Internet Security — 0.1%
Proofpoint, Inc.†	225	18,857
Zix Corp.†	2,400	13,752
		32,609
Investment Management/Advisor Services — 0.1%
BrightSphere Investment Group PLC	325	3,471
Stifel Financial Corp.	340	14,083
Virtus Investment Partners, Inc.	100	7,943
		25,497
Machinery-Electrical — 0.0%
Bloom Energy Corp. Class A†	75	749
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	350	18,879
DXP Enterprises, Inc.†	800	22,272
Kadant, Inc.	425	34,620
		75,771
Machinery-Pumps — 0.0%
CSW Industrials, Inc.†	275	13,296
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	475	7,434
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	3,000	28,920
Medical Instruments — 0.7%
AngioDynamics, Inc.†	1,825	36,737
Boston Scientific Corp.†	6,306	222,854
NuVasive, Inc.†	625	30,975
SI-BONE, Inc.†	100	2,089
		292,655
Medical Labs & Testing Services — 0.1%
Medpace Holdings, Inc.†	575	30,435
Natera, Inc.†	850	11,866
		42,301
Medical Products — 0.7%
Abbott Laboratories	2,114	152,906
Axonics Modulation Technologies, Inc.†	75	1,133
Integer Holdings Corp.†	1,475	112,483
Luminex Corp.	500	11,555
Orthofix Medical, Inc.†	300	15,747
		293,824
Medical-Biomedical/Gene — 2.6%
ACADIA Pharmaceuticals, Inc.†	1,725	27,893
Achillion Pharmaceuticals, Inc.†	5,350	8,507
Alder Biopharmaceuticals, Inc.†	1,375	14,094
AMAG Pharmaceuticals, Inc.†	1,000	15,190
Amicus Therapeutics, Inc.†	2,175	20,836
AnaptysBio, Inc.†	1,632	104,105
Aptinyx, Inc.†	875	14,473
Arena Pharmaceuticals, Inc.†	655	25,512
Arvinas, Inc.†	25	321
Biohaven Pharmaceutical Holding Co., Ltd.†	825	30,508
Bluebird Bio, Inc.†	100	9,920
Celgene Corp.†	3,448	220,982
Cymabay Therapeutics, Inc.†	1,725	13,576
CytomX Therapeutics, Inc.†	750	11,325
Forty Seven, Inc.†	775	12,183
Gilead Sciences, Inc.	3,554	222,303
Guardant Health, Inc.†	125	4,699
Homology Medicines, Inc.†	900	20,124
Insmed, Inc.†	3,830	50,250
Menlo Therapeutics, Inc.†	600	2,472
Myriad Genetics, Inc.†	900	26,163
NewLink Genetics Corp.†	2,625	3,990
Novavax, Inc.†	10,875	20,010
Puma Biotechnology, Inc.†	525	10,684
Regeneron Pharmaceuticals, Inc.†	479	178,906
REGENXBIO, Inc.†	450	18,877
resTORbio, Inc.†	450	3,879
Sangamo Therapeutics, Inc.†	425	4,879
Selecta Biosciences, Inc.†	1,600	4,256
Solid Biosciences, Inc.†	675	18,090
Spark Therapeutics, Inc.†	350	13,699
Synlogic, Inc.†	1,425	9,989
Twist Bioscience Corp.†	475	10,968
Y-mAbs Therapeutics, Inc.†	75	1,526
		1,155,189

4

Medical-Drugs — 3.0%
AbbVie, Inc.	3,702	341,287
Aimmune Therapeutics, Inc.†	725	17,342
Athenex, Inc.†	1,750	22,208
Bristol-Myers Squibb Co.	3,407	177,096
Clovis Oncology, Inc.†	825	14,817
Eagle Pharmaceuticals, Inc.†	175	7,051
Eli Lilly & Co.	2,183	252,617
Global Blood Therapeutics, Inc.†	775	31,814
Gritstone Oncology, Inc.†	325	5,021
Horizon Pharma PLC†	1,725	33,706
Lannett Co., Inc.†	700	3,472
Mallinckrodt PLC†	650	10,270
Merck & Co., Inc.	3,007	229,765
MyoKardia, Inc.†	500	24,430
Paratek Pharmaceuticals, Inc.†	1,750	8,978
Prestige Consumer Healthcare, Inc.†	1,150	35,512
Principia Biopharma, Inc.†	800	21,912
Reata Pharmaceuticals, Inc., Class A†	465	26,086
Seres Therapeutics, Inc.†	2,225	10,057
Sutro Biopharma, Inc.†	250	2,255
TG Therapeutics, Inc.†	1,550	6,355
Vanda Pharmaceuticals, Inc.†	1,100	28,743
Voyager Therapeutics, Inc.†	1,175	11,045
		1,321,839
Medical-Generic Drugs — 0.1%
Endo International PLC†	3,575	26,098
Medical-HMO — 1.9%
Humana, Inc.	962	275,594
Molina Healthcare, Inc.†	350	40,677
Tivity Health, Inc.†	1,900	47,139
Triple-S Management Corp., Class B†	1,925	33,476
UnitedHealth Group, Inc.	1,793	446,672
		843,558
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	1,900	5,358
Quorum Health Corp.†	3,775	10,910
Surgery Partners, Inc.†	850	8,321
Tenet Healthcare Corp.†	2,900	49,706
		74,295
Medical-Outpatient/Home Medical — 0.2%
Amedisys, Inc.†	275	32,205
Civitas Solutions, Inc.†	2,050	35,896
		68,101
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	1,674	10,596
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	150	2,385
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,025	35,711
Metal-Aluminum — 0.1%
Kaiser Aluminum Corp.	300	26,787
Miscellaneous Manufacturing — 0.1%
FreightCar America, Inc.†	225	1,505
Hillenbrand, Inc.	1,175	44,568
		46,073
Motion Pictures & Services — 0.0%
Eros International PLC†	1,450	12,021
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	825	8,390
Multimedia — 0.4%
Entravision Communications Corp., Class A	1,475	4,292
Liberty Media Corp. - Liberty Formula One, Series C†	5,705	175,144
		179,436
Networking Products — 0.0%
Infinera Corp.†	2,500	9,975
NeoPhotonics Corp.†	833	5,398
		15,373
Office Furnishings-Original — 0.0%
HNI Corp.	100	3,543
Interface, Inc.	386	5,501
		9,044
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	6,850	46,443
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp.	2,084	91,362
Denbury Resources, Inc.†	6,325	10,816
EP Energy Corp., Class A†	4,131	2,892
Gulfport Energy Corp.†	5,900	38,645
PDC Energy, Inc.†	225	6,696
Unit Corp.†	725	10,353
W&T Offshore, Inc.†	7,800	32,136
		192,900
Oil Field Machinery & Equipment — 0.0%
Natural Gas Services Group, Inc.†	325	5,343
US Silica Holdings, Inc.	875	8,908
		14,251
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	75	2,903
CVR Energy, Inc.	100	3,448
Murphy USA, Inc.†	400	30,656
		37,007
Oil-Field Services — 0.2%
Archrock, Inc.	1,675	12,546
FTS International, Inc.†	800	5,688
Matrix Service Co.†	100	1,794
MRC Global, Inc.†	2,675	32,715
Nine Energy Service, Inc.†	96	2,164
NOW, Inc.†	1,475	17,169
SEACOR Holdings, Inc.†	175	6,475
		78,551
Paper & Related Products — 0.0%
Domtar Corp.	250	8,783
Verso Corp., Class A†	475	10,640
		19,423

5

Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	1,650	82,005
Powell Industries, Inc.	550	13,755
		95,760
Printing-Commercial — 0.1%
Deluxe Corp.	625	24,025
Ennis, Inc.	1,800	34,650
		58,675
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	5,025	44,521
Tribune Publishing Co.†	1,125	12,758
		57,279
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	5,125	43,716
Racetracks — 0.1%
Penn National Gaming, Inc.†	2,363	44,495
Speedway Motorsports, Inc.	500	8,135
		52,630
Real Estate Investment Trusts — 2.4%
Alexander & Baldwin, Inc.†	259	4,760
American Assets Trust, Inc.	575	23,098
Ashford Hospitality Trust, Inc.	3,800	15,200
Capstead Mtg. Corp.	3,125	20,844
CBL & Associates Properties, Inc.	650	1,248
Cherry Hill Mtg. Investment Corp.	650	11,401
City Office REIT, Inc.	175	1,794
CorEnergy Infrastructure Trust, Inc.	331	10,949
CoreSite Realty Corp.	825	71,965
Crown Castle International Corp.	3,637	395,087
CubeSmart	400	11,476
DiamondRock Hospitality Co.	3,475	31,553
Dynex Capital, Inc.	250	1,430
EastGroup Properties, Inc.	275	25,226
Equity LifeStyle Properties, Inc.	150	14,569
First Industrial Realty Trust, Inc.	300	8,658
Franklin Street Properties Corp.	525	3,271
GEO Group, Inc.	2,700	53,190
Gladstone Commercial Corp.	125	2,240
Hersha Hospitality Trust	700	12,278
Highwoods Properties, Inc.	225	8,705
Hospitality Properties Trust	625	14,925
InfraREIT, Inc.	75	1,577
Invesco Mtg. Capital, Inc.	1,175	17,014
Invitation Homes, Inc.	3,272	65,702
LTC Properties, Inc.	366	15,255
Mack-Cali Realty Corp.	550	10,774
National Retail Properties, Inc.	75	3,638
Pebblebrook Hotel Trust	2,966	83,967
Pennsylvania Real Estate Investment Trust	325	1,931
Piedmont Office Realty Trust, Inc., Class A	1,975	33,654
PotlatchDeltic Corp.	100	3,164
PS Business Parks, Inc.	150	19,650
RLJ Lodging Trust	350	5,740
RPT Realty	1,125	13,444
Saul Centers, Inc.	300	14,166
Taubman Centers, Inc.	200	9,098
Two Harbors Investment Corp.	3,113	39,971
Xenia Hotels & Resorts, Inc.	250	4,300
		1,086,912
Real Estate Operations & Development — 0.0%
Cushman & Wakefield PLC†	146	2,113
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	4,300	86,215
American Eagle Outfitters, Inc.	1,975	38,177
		124,392
Retail-Appliances — 0.0%
Conn’s, Inc.†	275	5,187
Retail-Automobile — 0.1%
Asbury Automotive Group, Inc.†	500	33,330
Retail-Discount — 0.0%
BJ’s Wholesale Club Holdings, Inc.†	550	12,188
Retail-Home Furnishings — 0.2%
RH†	725	86,869
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	75	2,383
Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	325	19,601
Retail-Restaurants — 2.0%
Bloomin’ Brands, Inc.	3,100	55,459
Brinker International, Inc.	2,625	115,448
Dunkin’ Brands Group, Inc.	1,379	88,421
McDonald’s Corp.	1,414	251,084
Starbucks Corp.	5,811	374,228
		884,640
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	175	2,644
Trinseo SA	1,375	62,948
		65,592
Savings & Loans/Thrifts — 0.6%
BankFinancial Corp.	500	7,475
Beneficial Bancorp, Inc.	3,892	55,617
Capitol Federal Financial, Inc.	125	1,596
First Defiance Financial Corp.	225	5,515
Flushing Financial Corp.	425	9,150
Investors Bancorp, Inc.	1,450	15,080
Meridian Bancorp, Inc.	3,150	45,108
Northfield Bancorp, Inc.	3,100	42,005
People’s United Financial, Inc.	723	10,433
Washington Federal, Inc.	2,025	54,088
		246,067
Schools — 0.1%
K12, Inc.†	1,000	24,790
Semiconductor Components-Integrated Circuits — 0.1%
Cirrus Logic, Inc.†	1,475	48,940
Semiconductor Equipment — 0.8%
Advanced Energy Industries, Inc.†	150	6,439
Cohu, Inc.	1,208	19,413
Entegris, Inc.	850	23,711

6

Lam Research Corp.	2,131	290,178
		339,741
Telecom Services — 0.1%
Switch, Inc., Class A	300	2,100
Vonage Holdings Corp.†	2,675	23,353
		25,453
Telephone-Integrated — 0.1%
Frontier Communications Corp.	7,675	18,267
Windstream Holdings, Inc.†	3,600	7,524
		25,791
Television — 0.1%
ION Media Networks, Inc.†(1)(8)(12)	2	1,614
Sinclair Broadcast Group, Inc., Class A	1,300	34,242
		35,856
Therapeutics — 0.6%
Flexion Therapeutics, Inc.†	775	8,773
La Jolla Pharmaceutical Co.†	700	6,601
Mersana Therapeutics, Inc.†	850	3,468
Neurocrine Biosciences, Inc.†	2,209	157,745
Sarepta Therapeutics, Inc.†	750	81,847
Xencor, Inc.†	850	30,736
		289,170
Tobacco — 1.0%
Altria Group, Inc.	9,302	459,426
Transactional Software — 0.2%
ACI Worldwide, Inc.†	2,625	72,634
Synchronoss Technologies, Inc.†	1,675	10,284
		82,918
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	44	257
Transport-Rail — 0.7%
CSX Corp.	5,306	329,662
Transport-Truck — 0.1%
ArcBest Corp.	1,325	45,394
Covenant Transportation Group, Inc., Class A†	175	3,360
Schneider National, Inc., Class B	300	5,601
YRC Worldwide, Inc.†	1,020	3,213
		57,568
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	1,525	24,232
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	225	13,264
USANA Health Sciences, Inc.†	125	14,716
		27,980
Water — 0.2%
American States Water Co.	1,025	68,716
Web Hosting/Design — 0.6%
Endurance International Group Holdings, Inc.†	1,350	8,977
GoDaddy, Inc., Class A†	3,885	254,934
NIC, Inc.	1,400	17,472
		281,383
Web Portals/ISP — 3.8%
Alphabet, Inc., Class C†	1,657	1,716,006
Wireless Equipment — 0.0%
InterDigital, Inc.	150	9,965
Total Common Stocks (cost $29,646,141)		32,498,338
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(1)(8)	6,000	1
ASSET BACKED SECURITIES — 10.6%
Diversified Financial Services — 10.6%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.68% (1 ML+0.17%) due 01/25/2037(2)	6,940	6,743
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 3.95% (3 ML+1.51%) due 01/15/2029*(7)	250,915	250,820
Apidos CLO FRS Series 2015-21A, Class A1R 3.37% (3 ML + 0.93%) due 07/18/2027*(7)	250,000	247,709
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2
4.08% (1 ML+1.58%)
due 10/25/2034	2,001	2,004
Avery Point VI CLO, Ltd. FRS Series 2015-6A, Class AR 3.63% (3 ML+1.05%) due 08/05/2027*(7)	265,000	262,875
BANK VRS Series 2018-BN14, Class XA 0.53% due 09/15/2060(3)(4)(5)	997,630	37,331
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	76,061	75,393
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	73,530	72,793
Bayview Opportunity Master Fund Trust Series 2017-RN8, Class A1 3.35% due 11/28/2032*(6)	18,073	17,995
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(4)(8)	74,215	73,588

7

Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	71,447	71,679
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 4.24% due 02/25/2036(2)(4)	24,419	22,703
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.53% due 01/15/2051(3)(4)(5)	99,753	3,677
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(3)(4)(5)	124,813	4,634
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	1,917	1,905
CFCRE Commercial Mtg. Trust Series 2016-C3, Class A3 3.87% due 01/10/2048(3)	39,000	39,486
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	4,545	4,518
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(4)	74,671	74,084
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(3)	39,000	39,512
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(3)	20,000	20,429
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.93% (1 Yr USTYCR+2.40%) due 03/25/2036(2)	15,126	14,731
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	42,360	42,109
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(2)(4)	44,303	44,017
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(3)	35,000	34,518
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(3)	45,267	45,460
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(3)	43,000	43,908
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(3)	100,000	105,022
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(2)	7,245	6,207
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.80% due 06/15/2057(3)(4)(5)	320,581	12,353
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(3)	40,000	40,529
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	49,750	49,082
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 4.18% due 05/25/2035(2)(4)	22,670	22,589
GS Mtg. Securities Trust Series 2016-CS3, Class A4 2.85% due 10/10/2049(3)	44,000	41,771
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(3)	46,000	46,485
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(3)	40,000	41,270
GSAA Home Equity Trust FRS Series 2007-4, Class A1 2.61% (1 ML+0.10%) due 03/25/2037	53,530	25,541
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 4.15% due 03/25/2047(2)(4)	4,903	4,390
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 4.35% due 01/25/2036(2)(4)	9,833	9,735
Impac CMB Trust FRS Series 2005-4, Class 1A1A 3.05% (1 ML+0.54%) due 05/25/2035(2)	12,722	12,402
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(3)	39,000	39,253
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(3)	25,000	25,412
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(3)	60,000	61,596
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(6)	95,062	94,741
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.64% (3 ML + 1.16%) due 07/23/2029*(7)	250,000	248,823
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 3.49% (3 ML+1.00%) due 07/25/2026*(7)	248,789	248,551

8

Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.55% due 12/25/2034(2)(4)	6,173	6,314
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(6)	82,556	82,257
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(4)	76,398	74,642
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.10% due 12/15/2047(3)(4)(5)	96,206	3,559
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(3)	42,000	41,495
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(2)	9,142	7,042
MortgageIT Trust FRS Series 2005-4, Class A1 2.79% (1 ML+0.28%) due 10/25/2035(2)	27,092	26,574
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.50% (1 ML+1.50%) due 06/25/2057*(2)	64,888	66,047
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 3.26% (1 ML + 0.75%) due 01/25/2048*(2)	91,169	90,689
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(4)	64,074	64,472
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(4)	70,931	71,359
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(4)	67,352	67,952
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)	76,450	76,845
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.41% due 06/25/2036(2)(4)	28,277	24,585
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)(4)	7,025	6,811
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	100,000	99,279
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	78,095	77,588
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	100,000	98,450
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	25,766	25,827
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.61% (1 ML+0.10%) due 02/25/2037	9,116	5,507
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)	60,435	28,333
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(2)	888	837
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.64% (1 ML+0.13%) due 05/25/2037	24,899	18,344
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.88% due 02/20/2047(2)(4)	22,158	20,414
Shackleton CLO, Ltd. FRS
Series 2015-8A, Class A1R
3.39% (3 ML+0.92%)
due 10/20/2027*(7)	270,000	268,325
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.76% (1 ML+0.25%) due 11/25/2036	50,000	45,607
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(4)	64,865	63,451
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(4)	77,327	75,238
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(4)	83,150	81,216
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.53% (3 ML + 1.07%) due 10/20/2028*(7)	265,000	264,039
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(3)	30,000	30,564

9

Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 4.09% due 03/25/2035(2)(4)	12,024	12,272
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.75% due 10/25/2036(2)(4)	6,972	6,853
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.83% due 11/25/2034(2)(4)	676	684
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 4.93% due 01/25/2035(2)(4)	15,732	15,904
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	30,000	29,620
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(3)	35,000	36,019
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(3)	36,000	37,218
Total Asset Backed Securities (cost $4,776,260)		4,742,605
U.S. CORPORATE BONDS & NOTES — 6.4%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	26,000	24,269
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	25,000	24,902
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	10,000	9,923
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	4,828
		39,653
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	5,000	3,875
Airlines — 0.0%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	5,000	4,893
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	10,000	9,840
		14,733
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	10,000	9,580
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	9,757
salesforce.com, Inc. Senior Notes 3.25% due 04/11/2023	5,000	5,026
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	5,000	5,026
		29,389
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	5,000	4,105
General Motors Co. Senior Notes 5.40% due 04/01/2048	15,000	12,775
General Motors Co. Senior Notes 5.95% due 04/01/2049	5,000	4,508
General Motors Co. Senior Notes 6.75% due 04/01/2046	10,000	9,681
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	15,000	14,246
		45,315
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	15,000	14,731
Banks-Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	55,000	53,566
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	25,000	24,002
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	20,000	18,346
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	4,875
		100,789
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	15,000	14,363
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	15,000	13,814
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	10,000	10,020

10

Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	12,000	12,255
		50,452
Brewery — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	35,000	33,094
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,000	4,862
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	20,000	19,563
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	11,759
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	15,000	13,053
		82,331
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	7,000	6,829
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	8,000	7,684
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	5,000	5,037
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	7,000	6,825
		26,375
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	20,000	19,182
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	12,000	11,220
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	2,000	1,960
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	20,000	20,192
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	5,000	4,972
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	15,000	14,046
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	27,000	27,754
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	10,000	10,119
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	15,000	13,462
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	5,000	5,077
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	10,000	10,113
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	4,966
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	5,000	5,049
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	5,000	5,083
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	5,000	4,811
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	25,000	24,050
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	8,000	6,660
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	10,000	8,050
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	16,078

11

Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	9,551
		191,993
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	5,000	5,125
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	15,000	14,855
		19,980
Chemicals-Diversified — 0.1%
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	15,000	15,332
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	25,000	25,810
		41,142
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	10,000	9,322
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	30,000	29,694
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	5,000	4,428
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	5,000	4,667
		9,095
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	25,000	21,687
Containers-Paper/Plastic — 0.0%
Westrock Co. Company Guar. Notes 4.65% due 03/15/2026*	15,000	15,229
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	5,000	4,967
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	12,000	11,550
		16,517
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	4,864
Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	15,000	14,748
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	35,000	33,463
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	28,778
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	5,000	4,806
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045(8)	40,000	39,455
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	10,000	9,639
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	13,848
Citigroup, Inc.
Senior Notes
3.52% due 10/27/2028	10,000	9,326
Citigroup, Inc. FRS Senior Notes 3.74% (3 ML+1.10%) due 05/17/2024	30,000	29,268
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	15,000	14,594
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	25,000	26,235
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	15,000	14,568
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	25,000	23,814
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	5,000	4,647
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	15,000	14,004
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	15,000	13,200
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	10,000	9,624
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045(8)	5,000	4,676

12

Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	17,108
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037(8)	8,000	9,034
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	25,000	24,150
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	33,730
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	15,000	14,204
JPMorgan Chase & Co. FRS Senior Notes 3.72% (3 ML+1.23%) due 10/24/2023	10,000	9,997
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	15,000	15,027
Morgan Stanley Senior Notes 2.63% due 11/17/2021	25,000	24,401
Morgan Stanley Senior Notes 3.59% due 07/22/2028	35,000	33,093
Morgan Stanley Senior Notes 3.70% due 10/23/2024	20,000	19,668
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	10,000	9,428
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	5,000	4,859
		523,392
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	10,000	9,906
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	5,000	4,860
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	15,000	14,486
		19,346
Electric-Distribution — 0.0%
Sempra Energy Senior Notes 2.40% due 02/01/2020	10,000	9,866
Electric-Generation — 0.0%
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*	15,000	14,437
Electric-Integrated — 0.5%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,910
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	5,000	4,756
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	5,000	4,926
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	15,000	12,924
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	5,000	4,438
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	5,000	4,516
Exelon Corp. Senior Notes 2.85% due 06/15/2020	15,000	14,881
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	30,000	29,319
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	9,735
Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026	25,000	20,555
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	24,000	20,813
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	5,000	4,285
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	25,000	23,164
South Carolina Electric & Gas Co. 1st Mtg. Notes 3.50% due 08/15/2021	5,000	5,014
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.25% due 08/15/2028	5,000	5,184
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	15,000	13,852
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	5,000	4,987
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	4,828

13

Southern Co. Senior Notes 3.25% due 07/01/2026	10,000	9,368
		201,455
Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	5,000	4,937
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	5,000	4,514
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	35,000	33,113
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	15,000	13,457
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	6,802
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	10,000	9,754
		72,577
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	10,000	9,751
Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	15,000	14,612
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	5,000	4,659
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	15,000	13,763
Finance-Credit Card — 0.0%
American Express Co. Senior Notes 3.40% due 02/27/2023	15,000	14,860
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(8)	7,000	133
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(8)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(8)	10,000	1
		135
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	45,000	44,416
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 3.80% due 10/22/2021	5,000	5,002
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	5,000	4,725
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	10,000	8,238
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	25,000	24,718
		42,683
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	10,000	9,798
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
Senior Notes
5.63% due 05/20/2024	12,000	11,340
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	4,912
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	5,000	4,882
		9,794
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	14,000	13,335
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	5,000	4,138
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	2,000	2,998
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	7,000	6,983

14

Machinery-Electrical — 0.0%
BWX Technologies, Inc. Company Guar. Notes 5.38% due 07/15/2026*	5,000	4,811
Medical Information Systems — 0.0%
IQVIA, Inc. Company Guar. Notes 4.88% due 05/15/2023*	12,000	11,760
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	15,000	14,559
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	30,000	28,814
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	15,000	14,188
		43,002
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	15,000	14,663
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	5,000	4,988
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	25,000	23,029
		42,680
Medical-Drugs — 0.0%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	15,000	15,096
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028*	5,000	4,660
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	5,000	4,123
		8,783
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	5,000	4,755
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	10,000	9,554
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	15,221
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	10,000	10,086
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	5,000	5,050
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	10,000	10,123
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	5,000	5,290
		60,079
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	4,637
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	7,000	6,362
		10,999
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	10,000	9,633
Multimedia — 0.1%
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	35,000	34,863
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	5,000	3,948
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	15,000	14,075
		52,886
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	15,000	14,212
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	5,000	4,413
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	5,000	4,237
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	10,139
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	4,921
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	4,000	3,972
Hess Corp. Senior Notes 4.30% due 04/01/2027	25,000	22,908

15

Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	5,000	5,574
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	5,000	4,691
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	12,000	10,920
SM Energy Co. Senior Notes 6.13% due 11/15/2022	7,000	6,615
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	7,000	6,335
		80,312
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028*	5,000	4,692
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	5,000	4,830
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	12,000	11,008
		20,530
Pharmacy Services — 0.3%
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*	10,000	9,986
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028*	45,000	45,251
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	10,000	9,980
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	8,771
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	20,000	19,800
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	10,000	9,726
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	5,000	4,867
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	3,861	4,060
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	7,297	7,858
		120,299
Pipelines — 0.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	10,000	9,440
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	5,000	4,687
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	5,000	4,928
EQT Midstream Partners LP Senior Notes 4.75% due 07/15/2023	5,000	4,989
EQT Midstream Partners LP Senior Notes 5.50% due 07/15/2028	10,000	9,794
MPLX LP Senior Notes 4.00% due 03/15/2028	5,000	4,686
MPLX LP Senior Notes 4.70% due 04/15/2048	5,000	4,342
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	4,602
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	5,000	4,783
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	14,425
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	5,000	4,889
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	10,000	9,792
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	15,000	14,021
Western Gas Partners LP Senior Notes 4.75% due 08/15/2028	5,000	4,760
		100,138
Real Estate Investment Trusts — 0.1%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	10,000	9,613
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	10,000	9,780
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	24,846
		44,239

16

Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	5,000	4,712
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	9,275
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	5,000	4,713
		18,700
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	8,000	6,727
Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	25,000	25,258
Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	10,000	9,949
Starbucks Corp. Senior Notes 3.80% due 08/15/2025	10,000	9,889
Starbucks Corp. Senior Notes 4.00% due 11/15/2028	5,000	4,960
		24,798
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	5,000	4,594
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	10,000	9,616
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	5,000	4,892
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	15,000	14,175
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	2,000	1,690
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	10,000	8,879
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	17,000	15,876
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	20,000	19,742
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	10,000	9,372
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000	9,793
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	10,000	10,416
		104,451
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	40,000	38,399
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	11,426
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020	15,000	14,650
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	5,000	4,605
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	20,000	16,369
		85,449
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.25% due 06/01/2027	20,000	18,817
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	15,000	14,711
		33,528
Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	5,000	4,281
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. Senior Notes 3.91% due 08/27/2021*	10,000	10,062
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023*	10,000	9,992
		20,054
Total U.S. Corporate Bonds & Notes (cost $2,983,281)		2,862,352
FOREIGN CORPORATE BONDS & NOTES — 0.8%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	20,000	19,401

17

Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	5,000		4,211
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	10,000		9,706
Methanex Corp. Senior Notes 5.65% due 12/01/2044	5,000		4,485
			14,191
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000		51,706
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	5,000		4,807
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	15,000		14,100
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 6.50% due 03/15/2022*	12,000		12,060
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	20,000		19,340
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	5,000		4,306
			35,706
Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	5,000		4,920
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	5,000		4,890
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	10,000		9,995
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	5,000		4,557
			24,362
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	30,000		32,400
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	20,000		18,866
Encana Corp. Senior Notes 3.90% due 11/15/2021	10,000		10,009
			28,875
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	11,000		9,096
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	546,996	9,404
			18,500
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	5,000		4,819
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	35,000		35,154
Steel-Producers — 0.0%
ArcelorMittal
Senior Notes
6.13% due 06/01/2025	15,000		15,638
Telephone-Integrated — 0.0%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	10,000		11,395
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	8,000		7,920
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	5,000		5,731
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	7,000		6,510
Nokia OYJ Senior Notes 6.63% due 05/15/2039	5,000		5,075
			11,585
Total Foreign Corporate Bonds & Notes (cost $377,162)			340,501
MUNICIPAL BONDS & NOTES — 0.3%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	5,000		4,751

18

Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	10,000	9,852
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	15,000	19,162
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	5,000	5,381
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	30,000	32,987
State of California General Obligation Bonds 7.55% due 04/01/2039	10,000	14,326
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	10,000	10,153
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	20,000	20,088
Total Municipal Bonds & Notes (cost $117,848)		116,700
U.S. GOVERNMENT AGENCIES — 12.3%
Federal Home Loan Mtg. Corp. — 1.8%
2.50% due 01/01/2028	3,021	2,987
2.50% due 04/01/2028	8,626	8,530
3.00% due January TBA	200,000	194,892
3.50% due 03/01/2042	2,901	2,923
3.50% due 09/01/2043	25,437	25,623
3.50% due 08/01/2048	133,645	133,610
3.50% due January TBA	65,000	64,963
4.00% due 09/01/2040	4,107	4,202
4.00% due January TBA	200,000	203,887
4.50% due 01/01/2039	496	517
5.00% due 07/01/2021	5,264	5,290
5.50% due 07/01/2034	3,299	3,554
6.50% due 05/01/2029	489	539
7.50% due 08/01/2023	35	35
7.50% due 04/01/2028	488	551
Federal Home Loan Mtg. Corp. FRS 3.99% (6 ML+1.49%) due 02/01/2037	709	729
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.04% due 10/25/2047*(3)(4)	20,000	19,916
Series 2018-K86, Class C 4.29% due 11/25/2051*(3)(4)	5,000	4,496
Series 2010-K8, Class B 5.28% due 09/25/2043*(3)(4)	25,000	25,671
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.61% due 03/25/2027(3)(4)(5)	124,287	5,226
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(3)	40,000	39,830
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 4.16% (1 ML+1.65%) due 04/25/2043*(2)	9,358	9,369
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS Series 2018-DNA3, Class M1 3.26% (1 ML+0.75%) due 09/25/2048*(2)	25,000	24,952
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(2)	618	592
Series 3883, Class PB 3.00% due 05/15/2041(2)	7,525	7,530
Series 1577, Class PK 6.50% due 09/15/2023(2)	787	822
Series 1226, Class Z 7.75% due 03/15/2022(2)	152	159
		791,395
Federal National Mtg. Assoc. — 7.9%
2.50% due 02/01/2043	65,306	61,962
2.88% due 11/01/2027	80,000	77,211
2.97% due 06/01/2027	34,076	33,512
2.97% due 06/01/2030	40,000	38,004
3.00% due 07/01/2027	55,000	53,632
3.00% due 01/01/2028	6,000	6,019
3.13% due 02/01/2027	45,000	44,756
3.16% due 08/01/2027	75,000	73,882
3.50% due 08/01/2026	7,504	7,596
3.50% due 09/01/2026	7,171	7,259
3.50% due 10/01/2028	10,019	10,177
3.50% due 11/01/2047	193,549	193,563
3.50% due 03/01/2048	96,743	96,750
3.50% due January TBA	1,070,000	1,069,812
4.00% due 11/01/2025	1,291	1,322
4.00% due 09/01/2040	3,680	3,783
4.00% due 11/01/2040	1,337	1,375

19

4.00% due 12/01/2040	16,406	16,869
4.00% due 10/01/2041	5,665	5,825
4.00% due 11/01/2041	5,821	5,987
4.00% due 01/01/2042	5,563	5,720
4.00% due 12/01/2043	15,493	15,977
4.00% due January TBA	1,035,000	1,055,053
4.50% due 11/01/2022	2,372	2,428
4.50% due 01/01/2039	1,471	1,540
4.50% due 06/01/2039	17,849	18,573
4.50% due 09/01/2039	3,180	3,330
4.50% due 09/01/2040	6,360	6,662
4.50% due 05/01/2041	2,643	2,762
4.50% due January TBA	100,000	103,549
5.00% due 06/01/2019	39	40
5.00% due 05/01/2035	548	581
5.00% due 06/01/2040	22,485	23,847
5.00% due 07/01/2040	5,362	5,692
5.00% due January TBA	100,000	104,742
5.50% due 11/01/2020	942	951
5.50% due 04/01/2021	15,619	15,784
5.50% due 12/01/2029	873	923
5.50% due 06/01/2035	57,247	61,603
5.50% due 08/01/2037	8,922	9,603
5.50% due 06/01/2038	4,408	4,732
6.00% due 12/01/2033	4,123	4,497
6.00% due 05/01/2034	294	320
6.00% due 06/01/2040	107	117
6.50% due 10/01/2037	113	125
7.00% due 06/01/2037	3,741	4,233
Federal National Mtg. Assoc. FRS 4.03% (12 ML+1.57%) due 05/01/2037	1,169	1,218
4.57% (12 ML+1.82%) due 10/01/2040	1,164	1,214
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 6.06% (1 ML+3.55%) due 07/25/2029(2)	10,000	10,598
Series 2016-C07, Class 2M2 6.86% (1 ML+4.35%) due 05/25/2029(2)	20,143	21,814
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA 2.00% due 08/25/2040(2)	5,327	5,190
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	6,467	6,199
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	13,097	12,624
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	13,526	13,233
Series 2016-11, Class GA 2.50% due 03/25/2046(2)	11,186	10,947
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	17,678	17,543
Series 2016-38, Class NA 3.00% due 01/25/2046(2)	3,659	3,629
Series 2017-34, Class JK 3.00% due 05/25/2047(2)	10,931	10,835
Series 2017-72, Class B 3.00% due 09/25/2047(2)	15,677	15,619
Series 2017-72, Class CD 3.00% due 09/25/2047(2)	18,038	18,000
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	17,340	17,195
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	8,184	8,359
Series 2017-26, Class CG 3.50% due 07/25/2044(2)	21,697	21,967
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	18,702	18,963
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	20,585	20,822
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	15,223	15,731
Series 2018-72, Class BA 3.50% due 07/25/2054(2)	28,164	28,517
Series 2018-70, Class HA 3.50% due 10/25/2056(2)	21,289	21,613
		3,564,510
Government National Mtg. Assoc. — 2.6%
3.00% due January TBA	200,000	196,949
3.50% due January TBA	400,000	402,469
4.00% due 09/15/2041	144,957	148,739
4.00% due January TBA	100,000	102,391
4.50% due 06/15/2041	50,407	52,640
4.50% due January TBA	200,000	206,949
6.00% due 11/15/2031	16,876	18,106
7.00% due 05/15/2033	4,945	5,610
9.00% due 11/15/2021	46	48
Government National Mtg. Assoc., REMIC
Series 2013-37, Class LG 2.00% due 01/20/2042(2)	20,080	19,170
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	97	107
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	1,474	1,650
		1,154,828
Total U.S. Government Agencies (cost $5,489,015)		5,510,733
U.S. GOVERNMENT TREASURIES — 3.1%
United States Treasury Bonds — 1.4%
2.88% due 08/15/2045(9)(11)	156,000	151,942
2.88% due 11/15/2046	93,000	90,424
3.00% due 05/15/2045	16,000	15,969
3.00% due 11/15/2045	101,000	100,791
3.00% due 02/15/2047	50,000	49,859
3.00% due 02/15/2048	90,000	89,518
3.63% due 08/15/2043	65,000	71,950

20

3.75% due 11/15/2043	55,000		62,118
			632,571
United States Treasury Notes — 1.7%
0.38% due 07/15/2027 TIPS(10)	382,484		362,847
1.88% due 01/31/2022	325,000		319,211
2.88% due 05/15/2028	85,000		86,305
			768,363
Total U.S. Government Treasuries (cost $1,428,048)			1,400,934
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Sovereign — 0.1%
Government of Romania Senior Notes 6.13% due 01/22/2044(8)	56,000		62,055
Republic of Hungary Senior Bonds 6.38% due 03/29/2021	6,000		6,332
Total Foreign Government Obligations (cost $71,416)			68,387
OPTIONS - PURCHASED†(8)(13) — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $4,884)	370,000		3,313
Total Long-Term Investment Securities (cost $44,894,055)			47,543,864

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Foreign Government Obligations — 0.7%
Government of Egypt Bills 16.77% due 03/05/2019	EGP	100,000	5,416
Government of Egypt Bills 19.43% due 10/16/2018	EGP	300,000	14,498
Government of Japan Bills (0.26)% due 08/13/2018	JPY	31,800,000	290,191
			310,105
U.S. Government Agencies — 0.4%
Federal Home Loan Bank 2.13% due 01/02/2019	200,000		200,000
Total Short-Term Investment Securities (cost $499,616)			510,105
REPURCHASE AGREEMENTS — 0.8%
Bank of America Securities LLC Joint Repurchase Agreement(15)	90,000		90,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)	65,000		65,000
BNP Paribas SA Joint Repurchase Agreement(15)	75,000		75,000
Deutsche Bank AG Joint Repurchase Agreement(15)	75,000		75,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	75,000		75,000
Total Repurchase Agreements (cost $380,000)			380,000
TOTAL INVESTMENTS (cost $45,773,671)	108.0%		48,433,969
Liabilities in excess of other assets	(8.0)		(3,603,482)
NET ASSETS	100.0%		$44,830,487

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2018, the aggregate value of these securities was $4,197,881 representing 9.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Interest Only
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2018.
(7)	Collateralized Loan Obligation
(8)	Illiquid security. At December 31, 2018, the aggregate value of these securities was $193,871 representing 0.4% of net assets.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(12)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2018, the Portfolio held the following restricted securities:

Restricted Table
					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$1,614	$806.87	0.00%

(13)	Purchased Options

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000’s)	Premiums Paid	Value at December 31, 2018	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 3 Month USD LIBOR-BBA maturing on 12/09/2019	Goldman Sachs International	December 2019	3.20%	$370	$4,884	$3,313	$(1,571)

BBA - British Bankers’ Association

LIBOR - London Interbank Offered Rate

(14)	Denominated in United States dollars unless otherwise indicated.

21

(15)	See Note 2 for details of Joint Repurchase Agreements.
ARS	— Argentine Peso
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EGP	— Egyptian Pound
JPY	— Japanese Yen
REMIC	— Real Estate Mortgage Investment Conduit
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

Futures Contracts
Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
5	Long	E-Mini Russell 2000 Index	March 2019	348,343	337,250	$(11,093)
3	Short	U.S. Treasury 10 Year Notes	March 2019	363,797	366,047	(2,250)
10	Short	U.S. Treasury 10 Year Ultra Bonds	March 2019	1,260,156	1,300,781	(40,625)
5	Short	U.S. Treasury 2 Year Notes	March 2019	1,054,095	1,061,562	(7,467)
4	Long	U.S. Treasury 5 Year Notes	March 2019	454,056	458,750	4,694
1	Long	U.S. Treasury Long Bonds	March 2019	139,207	146,000	6,793
2	Long	U.S. Treasury Ultra Bonds	March 2019	304,042	321,313	17,271
						$(32,677)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	JPY	31,800,000	USD	281,633	02/19/2019	$—	$(9,487)
Net Unrealized Appreciation (Depreciation)						$—	$(9,487)

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	11/14/2026	1 Year USD Federal Funds - H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$4,032
USD	130	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(2,818)	5,216
					$(2,818)	$9,248

BBA - British Bankers’ Association

LIBOR - London Interbank Offered Rate

OIS - Overnight Index Swap

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$34,242	$—	$1,614	$35,856
Other Industries	32,462,482	—	—	32,462,482
Preferred Securities/Capital Securities	—	—	1	1
Asset Backed Securities	—	4,742,605	—	4,742,605
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	133	2	135
Other Industries	—	2,862,217	—	2,862,217
Foreign Corporate Bonds & Notes	—	340,501	—	340,501
Municipal Bond & Notes	—	116,700	—	116,700
U.S. Government Agencies	—	5,510,733	—	5,510,733
U.S. Government Treasuries	—	1,400,934	—	1,400,934
Foreign Government Obligations	—	68,387	—	68,387
Options - Purchased	—	3,313	—	3,313
Short-Term Investment Securities	—	510,105	—	510,105
Repurchase Agreements	—	380,000	—	380,000
Total Investments at Value	$32,496,724	$15,935,628	$1,617	$48,433,969

Other Financial Instruments:†
Futures Contracts	$28,758	$—	$—	$28,758
Centrally Cleared Interest Rate Swap Contracts	—	9,248	—	9,248
Total Other Financial Instruments	$28,758	$9,248	$—	$38,006

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$61,435	$—	$—	$61,435
Forward Foreign Currency Contracts	—	9,487	—	9,487
Total Other Financial Instruments	$61,435	$9,487	$—	$70,922

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

22

SEASONS SERIES TRUST SA MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
COMMON STOCKS — 57.4%
Aerospace/Defense — 0.7%
Boeing Co.	1,619	$522,127
Aerospace/Defense-Equipment — 0.6%
Curtiss-Wright Corp.	400	40,848
L3 Technologies, Inc.	2,443	424,251
Moog, Inc., Class A	300	23,244
		488,343
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	700	16,422
Applications Software — 3.7%
Brightcove, Inc.†	3,375	23,760
Microsoft Corp.	20,997	2,132,665
salesforce.com, Inc.†	4,550	623,214
Telenav, Inc.†	600	2,436
		2,782,075
Athletic Equipment — 0.0%
YETI Holdings, Inc.†	600	8,904
Athletic Footwear — 0.6%
NIKE, Inc., Class B	6,079	450,697
Audio/Video Products — 0.0%
Sonos, Inc.†	2,000	19,640
Auto-Truck Trailers — 0.1%
Wabash National Corp.	7,000	91,560
Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv PLC	3,892	239,630
Meritor, Inc.†	1,625	27,479
Tenneco, Inc.	1,775	48,617
		315,726
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,150	77,164
B2B/E-Commerce — 0.1%
ePlus, Inc.†	775	55,157
Banks-Commercial — 1.4%
1st Source Corp.	485	19,565
BancFirst Corp.	1,500	74,850
BancorpSouth Bank	2,000	52,280
Banner Corp.	3,225	172,473
Cadence BanCorp	125	2,098
Cathay General Bancorp	775	25,986
Central Pacific Financial Corp.	2,450	59,657
Central Valley Community Bancorp	175	3,302
Citizens & Northern Corp.	200	5,286
City Holding Co.	500	33,795
CVB Financial Corp.	3,250	65,747
East West Bancorp, Inc.	18	784
Enterprise Financial Services Corp.	450	16,934
FCB Financial Holdings, Inc., Class A†	2,425	81,431
First Commonwealth Financial Corp.	3,275	39,562
First Community Bancshares, Inc.	225	7,083
First Hawaiian, Inc.	725	16,320
First Interstate BancSystem, Inc., Class A	475	17,366
Great Western Bancorp, Inc.	225	7,031
Guaranty Bancorp	325	6,744
Hope Bancorp, Inc.	1,608	19,071
Independent Bank Corp./Massachusetts	100	7,031
Independent Bank Corp./Michigan	925	19,443
OFG Bancorp	300	4,938
PacWest Bancorp	525	17,472
Simmons First National Corp., Class A	930	22,441
TCF Financial Corp.	2,025	39,467
Trustmark Corp.	700	19,901
UMB Financial Corp.	475	28,961
Union Bankshares Corp.	384	10,840
Webster Financial Corp.	475	23,413
West Bancorporation, Inc.	325	6,204
Westamerica Bancorporation	1,875	104,400
		1,031,876
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	180	5,557
Beverages-Non-alcoholic — 1.2%
Coca-Cola Co.	13,980	661,953
Monster Beverage Corp.†	5,447	268,101
		930,054
Broadcast Services/Program — 0.3%
Discovery, Inc., Class C†	6,709	154,844
Hemisphere Media Group, Inc.†	2,025	24,583
MSG Networks, Inc., Class A†	450	10,602
		190,029
Building & Construction-Misc. — 0.3%
EMCOR Group, Inc.	2,900	173,101
Frontdoor, Inc.†	1,463	38,930
MYR Group, Inc.†	975	27,466
		239,497
Building Products-Cement — 0.4%
Continental Building Products, Inc.†	3,575	90,984
Vulcan Materials Co.	1,945	192,166
		283,150
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	925	41,468
Building-Heavy Construction — 0.1%
MasTec, Inc.†	1,050	42,588
Sterling Construction Co., Inc.†	200	2,178
Tutor Perini Corp.†	100	1,597
		46,363
Building-Residential/Commercial — 0.4%
Hovnanian Enterprises, Inc., Class A†	18,275	12,499
KB Home	8,300	158,530
Taylor Morrison Home Corp., Class A†	7,000	111,300
TRI Pointe Group, Inc.†	1,125	12,296
		294,625
Cable/Satellite TV — 0.3%
Liberty Broadband Corp., Class C†	3,256	234,530
WideOpenWest, Inc.†	1,600	11,408
		245,938
Chemicals-Plastics — 0.0%
PolyOne Corp.	375	10,725
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	850	43,639
OMNOVA Solutions, Inc.†	2,825	20,707

1

Sensient Technologies Corp.	300	16,755
		81,101
Coal — 0.2%
Arch Coal, Inc., Class A	525	43,570
NACCO Industries, Inc., Class A	475	16,102
Peabody Energy Corp.	1,200	36,576
SunCoke Energy, Inc.†	425	3,634
Warrior Met Coal, Inc.	2,575	62,083
		161,965
Coatings/Paint — 0.4%
Sherwin-Williams Co.	844	332,080
Commercial Services — 0.5%
Acacia Research Corp.†	3,271	9,748
Care.com, Inc.†	950	18,344
CoStar Group, Inc.†	689	232,427
Medifast, Inc.	125	15,628
ServiceMaster Global Holdings, Inc.†	3,047	111,947
		388,094
Commercial Services-Finance — 0.4%
Euronet Worldwide, Inc.†	250	25,595
Green Dot Corp., Class A†	425	33,796
Worldpay, Inc., Class A†	2,937	224,475
		283,866
Computer Aided Design — 0.5%
Aspen Technology, Inc.†	1,800	147,924
Autodesk, Inc.†	1,689	217,222
		365,146
Computer Services — 0.2%
CACI International, Inc., Class A†	175	25,205
Elastic NV†	775	55,397
Science Applications International Corp.	1,075	68,477
Unisys Corp.†	350	4,071
		153,150
Computer Software — 0.3%
Box, Inc., Class A†	700	11,816
Cloudera, Inc.†	1,600	17,696
SS&C Technologies Holdings, Inc.	3,581	161,539
TiVo Corp.	1,550	14,585
		205,636
Computers — 1.5%
Apple, Inc.	7,341	1,157,969
Computers-Integrated Systems — 0.2%
NetScout Systems, Inc.†	5,050	119,331
Computers-Periphery Equipment — 0.0%
Electronics For Imaging, Inc.†	300	7,440
Consulting Services — 1.2%
Gartner, Inc.†	3,815	487,710
Huron Consulting Group, Inc.†	1,950	100,055
Navigant Consulting, Inc.	3,925	94,396
Verisk Analytics, Inc.†	1,855	202,269
		884,430
Containers-Metal/Glass — 0.5%
Ball Corp.	7,451	342,597
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	1,750	18,620
Cosmetics & Toiletries — 0.4%
Edgewell Personal Care Co.†	425	15,874
Estee Lauder Cos., Inc., Class A	2,185	284,268
		300,142
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	5,832	247,218
Data Processing/Management — 0.2%
CommVault Systems, Inc.†	275	16,250
Fair Isaac Corp.†	775	144,925
		161,175
Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.	1,300	25,558
Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	1,158	259,149
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	2,050	35,588
Disposable Medical Products — 0.2%
ICU Medical, Inc.†	496	113,896
Utah Medical Products, Inc.	175	14,539
		128,435
Distribution/Wholesale — 0.1%
Essendant, Inc.	575	7,234
Titan Machinery, Inc.†	2,950	38,792
Veritiv Corp.†	286	7,141
		53,167
Diversified Manufacturing Operations — 1.4%
A.O. Smith Corp.	4,664	199,153
Actuant Corp., Class A	1,950	40,930
Harsco Corp.†	1,400	27,804
Illinois Tool Works, Inc.	3,088	391,219
Parker-Hannifin Corp.	2,538	378,517
		1,037,623
E-Commerce/Products — 2.7%
Amazon.com, Inc.†	1,195	1,794,854
Overstock.com, Inc.†	3,325	45,154
Wayfair, Inc., Class A†	1,843	166,017
		2,006,025
E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	122	210,135
Liberty Expedia Holdings, Inc., Class A†	2,375	92,886
Shutterfly, Inc.†	725	29,189
Upwork, Inc.†	1,125	20,374
		352,584
E-Marketing/Info — 0.0%
New Media Investment Group, Inc.	1,175	13,595
E-Services/Consulting — 0.1%
Perficient, Inc.†	3,100	69,006
Electric Products-Misc. — 0.0%
Graham Corp.	325	7,423

2

Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	2,475	18,389
Electric-Generation — 0.0%
Atlantic Power Corp.†	15,650	33,961
Electric-Integrated — 0.2%
El Paso Electric Co.	950	47,623
PNM Resources, Inc.	700	28,763
Portland General Electric Co.	1,500	68,775
		145,161
Electronic Components-Misc. — 0.5%
Bel Fuse, Inc., Class B	175	3,223
Benchmark Electronics, Inc.	2,850	60,363
OSI Systems, Inc.†	1,000	73,300
Sensata Technologies Holding PLC†	5,208	233,527
Vishay Intertechnology, Inc.	2,200	39,622
		410,035
Electronic Components-Semiconductors — 2.4%
Amkor Technology, Inc.†	6,300	41,328
Microchip Technology, Inc.	4,885	351,329
NVIDIA Corp.	3,071	409,979
Rambus, Inc.†	16,075	123,295
Synaptics, Inc.†	1,525	56,745
Texas Instruments, Inc.	7,271	687,110
Xperi Corp.	5,800	106,662
		1,776,448
Electronic Forms — 1.0%
Adobe, Inc.†	3,230	730,755
Electronic Measurement Instruments — 0.1%
Stoneridge, Inc.†	3,050	75,183
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	1,450	118,625
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,800	28,548
Renewable Energy Group, Inc.†	2,325	59,753
REX American Resources Corp.†	975	66,407
		154,708
Engineering/R&D Services — 0.0%
VSE Corp.	775	23,180
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	1,875	24,525
Enterprise Software/Service — 1.1%
Domo, Inc., Class B†	1,950	38,278
Donnelley Financial Solutions, Inc.†	1,100	15,433
Manhattan Associates, Inc.†	400	16,948
MicroStrategy, Inc., Class A†	175	22,356
Progress Software Corp.	3,200	113,568
SPS Commerce, Inc.†	425	35,011
Tyler Technologies, Inc.†	1,396	259,405
Ultimate Software Group, Inc.†	1,319	322,984
		823,983
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	75	28,632
Finance-Consumer Loans — 0.2%
Nelnet, Inc., Class A	125	6,543
Synchrony Financial	6,605	154,953
		161,496
Finance-Credit Card — 2.1%
Mastercard, Inc., Class A	3,859	728,000
Visa, Inc., Class A	6,656	878,193
		1,606,193
Finance-Investment Banker/Broker — 0.4%
Evercore, Inc., Class A	150	10,734
Houlihan Lokey, Inc.	1,325	48,760
TD Ameritrade Holding Corp.	4,981	243,870
		303,364
Finance-Other Services — 0.7%
CME Group, Inc.	1,214	228,378
Intercontinental Exchange, Inc.	3,412	257,026
WageWorks, Inc.†	1,575	42,777
		528,181
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	4,750	42,370
MGIC Investment Corp.†	2,075	21,704
NMI Holdings, Inc., Class A†	950	16,958
Radian Group, Inc.	525	8,589
		89,621
Firearms & Ammunition — 0.2%
Axon Enterprise, Inc.†	2,966	129,762
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	175	4,939
Food-Catering — 0.2%
Aramark	6,101	176,746
Food-Dairy Products — 0.0%
Dean Foods Co.	2,400	9,144
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	7,175	138,047
Post Holdings, Inc.†	225	20,054
		158,101
Footwear & Related Apparel — 0.3%
Crocs, Inc.†	2,375	61,702
Deckers Outdoor Corp.†	950	121,552
Weyco Group, Inc.	100	2,917
Wolverine World Wide, Inc.	1,450	46,241
		232,412
Gas-Distribution — 0.1%
Northwest Natural Holding Co.	250	15,115
Southwest Gas Holdings, Inc.	475	36,338
		51,453
Home Furnishings — 0.1%
Sleep Number Corp.†	1,975	62,667
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	2,439	175,120
Human Resources — 0.2%
Barrett Business Services, Inc.	1,600	91,600
Cross Country Healthcare, Inc.†	3,725	27,304

3

TrueBlue, Inc.†	1,475	32,819
		151,723
Independent Power Producers — 0.3%
Clearway Energy, Inc., Class A	875	14,805
Clearway Energy, Inc., Class C	1,900	32,775
NRG Energy, Inc.	4,814	190,634
		238,214
Industrial Automated/Robotic — 0.2%
Cognex Corp.	4,644	179,583
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	2,280	364,914
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc.	2,775	41,292
Primerica, Inc.	800	78,168
		119,460
Insurance-Multi-line — 0.0%
Kemper Corp.	275	18,255
Insurance-Property/Casualty — 0.7%
Ambac Financial Group, Inc.†	150	2,586
First American Financial Corp.	325	14,508
Kinsale Capital Group, Inc.	775	43,059
Navigators Group, Inc.	500	34,745
ProAssurance Corp.	550	22,308
Progressive Corp.	6,011	362,644
Third Point Reinsurance, Ltd.†	1,000	9,640
Universal Insurance Holdings, Inc.	550	20,856
		510,346
Insurance-Reinsurance — 0.0%
Global Indemnity, Ltd.	175	6,340
Internet Application Software — 0.0%
Anaplan, Inc.†	1,275	33,839
Internet Content-Entertainment — 0.2%
Netflix, Inc.†	637	170,499
Internet Content-Information/News — 0.1%
Yelp, Inc.†	1,575	55,109
Internet Security — 0.1%
Proofpoint, Inc.†	350	29,333
Zix Corp.†	3,675	21,058
		50,391
Investment Management/Advisor Services — 0.1%
BrightSphere Investment Group PLC	525	5,607
Stifel Financial Corp.	625	25,888
Virtus Investment Partners, Inc.	175	13,900
		45,395
Machinery-Electrical — 0.0%
Bloom Energy Corp. Class A†	100	998
Machinery-General Industrial — 0.1%
Applied Industrial Technologies, Inc.	475	25,622
DXP Enterprises, Inc.†	1,225	34,104
Kadant, Inc.	650	52,949
		112,675
Machinery-Pumps — 0.0%
CSW Industrials, Inc.†	425	20,549
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	725	11,346
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	4,600	44,344
Medical Instruments — 0.5%
AngioDynamics, Inc.†	2,775	55,861
Boston Scientific Corp.†	7,919	279,857
NuVasive, Inc.†	950	47,082
SI-BONE, Inc.†	150	3,134
		385,934
Medical Labs & Testing Services — 0.1%
Medpace Holdings, Inc.†	900	47,637
Natera, Inc.†	1,300	18,148
		65,785
Medical Products — 0.5%
Abbott Laboratories	2,655	192,036
Axonics Modulation Technologies, Inc.†	125	1,889
Integer Holdings Corp.†	2,275	173,491
Luminex Corp.	750	17,333
Orthofix Medical, Inc.†	450	23,620
		408,369
Medical-Biomedical/Gene — 2.1%
ACADIA Pharmaceuticals, Inc.†	2,650	42,850
Achillion Pharmaceuticals, Inc.†	8,225	13,078
Alder Biopharmaceuticals, Inc.†	2,100	21,525
AMAG Pharmaceuticals, Inc.†	1,475	22,405
Amicus Therapeutics, Inc.†	3,350	32,093
AnaptysBio, Inc.†	1,988	126,815
Aptinyx, Inc.†	1,325	21,915
Arena Pharmaceuticals, Inc.†	1,020	39,729
Arvinas, Inc.†	50	643
Biohaven Pharmaceutical Holding Co., Ltd.†	1,250	46,225
Bluebird Bio, Inc.†	175	17,360
Celgene Corp.†	4,323	277,061
Cymabay Therapeutics, Inc.†	2,625	20,659
CytomX Therapeutics, Inc.†	1,150	17,365
Forty Seven, Inc.†	1,125	17,685
Gilead Sciences, Inc.	4,464	279,223
Guardant Health, Inc.†	175	6,578
Homology Medicines, Inc.†	1,375	30,745
Insmed, Inc.†	4,873	63,934
Menlo Therapeutics, Inc.†	925	3,811
Myriad Genetics, Inc.†	1,375	39,971
NewLink Genetics Corp.†	4,025	6,118
Novavax, Inc.†	16,675	30,682
Puma Biotechnology, Inc.†	800	16,280
Regeneron Pharmaceuticals, Inc.†	602	224,847
REGENXBIO, Inc.†	700	29,365
resTORbio, Inc.†	675	5,819
Sangamo Therapeutics, Inc.†	650	7,462
Selecta Biosciences, Inc.†	2,425	6,450
Solid Biosciences, Inc.†	1,000	26,800
Spark Therapeutics, Inc.†	525	20,548
Synlogic, Inc.†	2,200	15,422
Twist Bioscience Corp.†	700	16,163

4

Y-mAbs Therapeutics, Inc.†	125	2,543
		1,550,169
Medical-Drugs — 2.3%
AbbVie, Inc.	4,649	428,591
Aimmune Therapeutics, Inc.†	1,100	26,312
Athenex, Inc.†	2,675	33,946
Bristol-Myers Squibb Co.	4,278	222,370
Clovis Oncology, Inc.†	1,250	22,450
Eagle Pharmaceuticals, Inc.†	275	11,080
Eli Lilly & Co.	2,742	317,304
Global Blood Therapeutics, Inc.†	1,200	49,260
Gritstone Oncology, Inc.†	500	7,725
Horizon Pharma PLC†	2,650	51,781
Lannett Co., Inc.†	1,075	5,332
Mallinckrodt PLC†	1,000	15,800
Merck & Co., Inc.	3,776	288,524
MyoKardia, Inc.†	775	37,867
Paratek Pharmaceuticals, Inc.†	2,675	13,723
Prestige Consumer Healthcare, Inc.†	1,750	54,040
Principia Biopharma, Inc.†	1,225	33,553
Reata Pharmaceuticals, Inc., Class A†	695	38,989
Seres Therapeutics, Inc.†	3,400	15,368
Sutro Biopharma, Inc.†	400	3,608
TG Therapeutics, Inc.†	2,375	9,738
Vanda Pharmaceuticals, Inc.†	1,700	44,421
Voyager Therapeutics, Inc.†	1,825	17,155
		1,748,937
Medical-Generic Drugs — 0.1%
Endo International PLC†	5,475	39,968
Medical-HMO — 1.4%
Humana, Inc.	1,208	346,068
Molina Healthcare, Inc.†	525	61,016
Tivity Health, Inc.†	2,925	72,569
Triple-S Management Corp., Class B†	2,875	49,996
UnitedHealth Group, Inc.	2,258	562,513
		1,092,162
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	2,900	8,178
Quorum Health Corp.†	5,775	16,690
Surgery Partners, Inc.†	1,325	12,972
Tenet Healthcare Corp.†	4,425	75,844
		113,684
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	425	49,772
Civitas Solutions, Inc.†	3,050	53,405
		103,177
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	2,830	17,914
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	225	3,578
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,575	54,873
Metal-Aluminum — 0.1%
Kaiser Aluminum Corp.	425	37,948
Miscellaneous Manufacturing — 0.1%
FreightCar America, Inc.†	350	2,342
Hillenbrand, Inc.	1,800	68,274
		70,616
Motion Pictures & Services — 0.0%
Eros International PLC†	2,225	18,445
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	1,250	12,713
Multimedia — 0.3%
Entravision Communications Corp., Class A	2,250	6,548
Liberty Media Corp. - Liberty Formula One, Series C†	7,345	225,491
		232,039
Networking Products — 0.0%
Infinera Corp.†	3,700	14,763
NeoPhotonics Corp.†	1,234	7,996
		22,759
Office Furnishings-Original — 0.0%
HNI Corp.	200	7,086
Interface, Inc.	607	8,650
		15,736
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	10,525	71,360
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp.	2,606	114,247
Denbury Resources, Inc.†	9,675	16,544
EP Energy Corp., Class A†	6,569	4,599
Gulfport Energy Corp.†	9,102	59,618
PDC Energy, Inc.†	350	10,416
Unit Corp.†	1,125	16,065
W&T Offshore, Inc.†	11,950	49,234
		270,723
Oil Field Machinery & Equipment — 0.0%
Natural Gas Services Group, Inc.†	475	7,809
US Silica Holdings, Inc.	1,300	13,234
		21,043
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	125	4,839
CVR Energy, Inc.	153	5,275
Murphy USA, Inc.†	600	45,984
		56,098
Oil-Field Services — 0.2%
Archrock, Inc.	2,625	19,661
FTS International, Inc.†	1,250	8,888
Matrix Service Co.†	304	5,454
MRC Global, Inc.†	4,100	50,143
Nine Energy Service, Inc.†	100	2,254
NOW, Inc.†	2,250	26,190
SEACOR Holdings, Inc.†	375	13,875
		126,465
Paper & Related Products — 0.0%
Domtar Corp.	375	13,174

5

Verso Corp., Class A†	750	16,800
		29,974
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	2,550	126,735
Powell Industries, Inc.	825	20,633
		147,368
Printing-Commercial — 0.1%
Deluxe Corp.	975	37,479
Ennis, Inc.	2,750	52,938
		90,417
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	7,725	68,443
Tribune Publishing Co.†	1,725	19,562
		88,005
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	7,600	64,828
Racetracks — 0.1%
Penn National Gaming, Inc.†	3,636	68,466
Speedway Motorsports, Inc.	775	12,609
		81,075
Real Estate Investment Trusts — 2.1%
Alexander & Baldwin, Inc.†	401	7,370
American Assets Trust, Inc.	875	35,149
Ashford Hospitality Trust, Inc.	5,825	23,300
Capstead Mtg. Corp.	4,775	31,849
CBL & Associates Properties, Inc.	950	1,824
Cherry Hill Mtg. Investment Corp.	1,000	17,540
City Office REIT, Inc.	250	2,563
CorEnergy Infrastructure Trust, Inc.	509	16,838
CoreSite Realty Corp.	1,250	109,037
Crown Castle International Corp.	4,593	498,938
CubeSmart	625	17,931
DiamondRock Hospitality Co.	5,325	48,351
Dynex Capital, Inc.	400	2,288
EastGroup Properties, Inc.	400	36,692
Equity LifeStyle Properties, Inc.	250	24,282
First Industrial Realty Trust, Inc.	475	13,708
Franklin Street Properties Corp.	800	4,984
GEO Group, Inc.	4,125	81,262
Gladstone Commercial Corp.	175	3,136
Hersha Hospitality Trust	1,550	27,187
Highwoods Properties, Inc.	350	13,542
Hospitality Properties Trust	950	22,686
InfraREIT, Inc.	75	1,577
Invesco Mtg. Capital, Inc.	1,800	26,064
Invitation Homes, Inc.	4,425	88,854
LTC Properties, Inc.	387	16,130
Mack-Cali Realty Corp.	825	16,162
National Retail Properties, Inc.	125	6,064
Pebblebrook Hotel Trust	4,893	138,521
Pennsylvania Real Estate Investment Trust	500	2,970
Piedmont Office Realty Trust, Inc., Class A	3,025	51,546
PotlatchDeltic Corp.	394	12,466
PS Business Parks, Inc.	225	29,475
RLJ Lodging Trust	525	8,610
RPT Realty	1,725	20,614
Saul Centers, Inc.	450	21,249
Taubman Centers, Inc.	300	13,647
Two Harbors Investment Corp.	4,779	61,362
Xenia Hotels & Resorts, Inc.	400	6,880
		1,562,648
Real Estate Operations & Development — 0.0%
Cushman & Wakefield PLC†	193	2,793
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	6,575	131,829
American Eagle Outfitters, Inc.	3,025	58,473
		190,302
Retail-Appliances — 0.0%
Conn’s, Inc.†	425	8,016
Retail-Automobile — 0.1%
Asbury Automotive Group, Inc.†	750	49,995
Retail-Discount — 0.0%
BJ’s Wholesale Club Holdings, Inc.†	825	18,282
Retail-Home Furnishings — 0.2%
RH†	1,125	134,797
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	125	3,971

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	500	30,155
Retail-Restaurants — 1.6%
Bloomin’ Brands, Inc.	4,875	87,214
Brinker International, Inc.	4,025	177,019
Dunkin’ Brands Group, Inc.	1,640	105,157
McDonald’s Corp.	1,811	321,579
Starbucks Corp.	7,445	479,458
		1,170,427
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	275	4,155
Trinseo SA	2,125	97,283
		101,438
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	750	11,212
Beneficial Bancorp, Inc.	5,967	85,268
Capitol Federal Financial, Inc.	175	2,235
First Defiance Financial Corp.	350	8,578
Flushing Financial Corp.	675	14,533
Investors Bancorp, Inc.	2,200	22,880
Meridian Bancorp, Inc.	4,800	68,736
Northfield Bancorp, Inc.	4,625	62,669
People’s United Financial, Inc.	1,097	15,830
Washington Federal, Inc.	3,100	82,801
		374,742
Schools — 0.1%
K12, Inc.†	1,525	37,805
Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	100	338

6

Semiconductor Components-Integrated Circuits — 0.1%
Cirrus Logic, Inc.†	2,275		75,485
Semiconductor Equipment — 0.6%
Advanced Energy Industries, Inc.†	225		9,659
Cohu, Inc.	1,850		29,730
Entegris, Inc.	1,300		36,263
Lam Research Corp.	2,600		354,042
			429,694
Telecom Services — 0.1%
Switch, Inc., Class A	450		3,150
Vonage Holdings Corp.†	4,125		36,011
			39,161
Telephone-Integrated — 0.1%
Frontier Communications Corp.	11,525		27,430
Windstream Holdings, Inc.†	5,345		11,171
			38,601
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(3)	4		3,227
Sinclair Broadcast Group, Inc., Class A	2,000		52,680
			55,907
Therapeutics — 0.5%
Flexion Therapeutics, Inc.†	1,175		13,301
La Jolla Pharmaceutical Co.†	1,100		10,373
Mersana Therapeutics, Inc.†	1,275		5,202
Neurocrine Biosciences, Inc.†	2,771		197,877
Sarepta Therapeutics, Inc.†	989		107,930
Xencor, Inc.†	1,300		47,008
			381,691
Tobacco — 0.8%
Altria Group, Inc.	11,747		580,184
Transactional Software — 0.2%
ACI Worldwide, Inc.†	4,050		112,063
Synchronoss Technologies, Inc.†	2,550		15,657
			127,720
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	66		385
Transport-Rail — 0.6%
CSX Corp.	6,918		429,815
Transport-Truck — 0.1%
ArcBest Corp.	1,975		67,663
Covenant Transportation Group, Inc., Class A†	275		5,280
Schneider National, Inc., Class B	475		8,868
YRC Worldwide, Inc.†	1,650		5,198
			87,009
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	2,350		37,342
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	325		19,159
USANA Health Sciences, Inc.†	200		23,546
			42,705
Water — 0.1%
American States Water Co.	1,475		98,884
Web Hosting/Design — 0.5%
Endurance International Group Holdings, Inc.†	2,075		13,799
GoDaddy, Inc., Class A†	4,880		320,225
NIC, Inc.	2,150		26,832
			360,856
Web Portals/ISP — 2.9%
Alphabet, Inc., Class C†	2,092		2,166,496
Wireless Equipment — 0.0%
InterDigital, Inc.	100		6,643
Total Common Stocks (cost $39,676,974)			43,218,423
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Banks-Commercial — 0.3%
Banco de Sabadell SA 6.13% due 11/23/2022(4)	EUR	200,000	206,521
Diversified Banking Institutions — 0.8%
Credit Agricole SA 8.13% due 12/23/2025*(4)	200,000		205,500
Credit Suisse Group AG 6.25% due 12/18/2024(4)	225,000		212,526
UniCredit SpA 6.63% due 06/03/2023(4)	EUR	200,000	215,216
			633,242
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(3)	8,000		1
Total Preferred Securities/Capital Securities (cost $888,315)			839,764
ASSET BACKED SECURITIES — 16.2%
Diversified Financial Services — 16.2%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.68% (1 ML+0.17%) due 01/25/2037(5)	24,289		23,601
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 3.74% (3 ML+1.25%) due 07/25/2029*(6)	250,000		249,273
Anchorage Capital CLO, Ltd. FRS Series 2016-8A, Class AR 3.51% (3 ML+1.00%) due 07/28/2028*(6)	250,000		247,358
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(5)(7)	28,744		28,309
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(5)(7)	27,101		26,883

7

Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 4.08% (1 ML+1.58%) due 10/25/2034	8,002	8,016
Avant Loans Funding Trust Series 2018-B, Class A 3.42% due 01/18/2022*	134,841	134,645
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.56% (3 ML+1.12%) due 01/18/2025*(6)	108,561	108,417
BANK VRS Series 2017-BNK8, Class XA 0.75% due 11/15/2050(7)(8)(9)	995,940	52,341
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(8)	95,000	93,972
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(7)	98,119	97,257
Bayview Koitere Fund Trust VRS Series 2018-RN4, Class A1 3.62% due 03/28/2033*(10)	41,478	41,444
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(7)	73,530	72,793
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(7)	69,850	69,231
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)(7)	71,592	70,948
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(3)(7)	92,768	91,985
Bayview Opportunity Master Fund Trust VRS Series 2017-RN8, Class A1 3.35% due 11/28/2032*(10)	18,073	17,995
Bayview Opportunity Master Fund Trust VRS Series 2018-RN3, Class A1 3.67% due 03/28/2033*(10)	21,248	21,229
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(7)	75,020	75,262
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 3.31% (1 ML+0.85%) due 08/15/2036*(8)	131,000	130,805
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 4.24% due 02/25/2036(5)(7)	83,025	77,191
Bellemeade Re, Ltd. FRS Series 2018-2A, Class M1A 3.46% (1 ML+0.95%) due 08/25/2028*(5)	150,000	149,620
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 3.71% (1 ML + 1.20%) due 10/25/2027*(5)	150,000	149,958
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.53% due 01/15/2051(7)(8)(9)	186,538	6,876
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(7)(8)(9)	327,509	12,161
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	8,050	8,001
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.29% (3 ML+0.78%) due 04/27/2027*(6)	250,000	248,607
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-4A, Class A1RR 3.44% (3 ML+1.00%) due 01/15/2031*(6)	105,000	103,390
CBAM CLO Management LLC FRS Series 2017-3A, Class A 3.68% (3 ML+1.23%) due 10/17/2029*(6)	250,000	248,141
CIFC Funding, Ltd. FRS Series 2014-2RA, Class A1 3.54% (3 ML+1.05%) due 04/24/2030*(6)	250,000	246,077
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	11,363	11,294
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(5)(7)	94,832	94,087
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(8)	101,000	102,325
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(8)	65,000	66,903
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.93% (1 Yr USTYCR+2.40%) due 03/25/2036(5)	41,598	40,510
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	42,360	42,109
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(5)(7)	53,164	52,820

8

Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(8)	60,000	61,753
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(8)	90,000	88,761
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(8)	105,000	106,707
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(8)	125,267	125,801
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(8)	123,000	126,097
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	29,799	25,530
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.80% due 06/15/2057(7)(8)(9)	990,113	38,151
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(8)	105,000	106,390
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(5)(7)	43,284	42,243
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	49,750	49,082
Dryden Senior Loan Fund FRS Series 2017-49A, Class A 3.66% (3 ML+1.21%) due 07/18/2030*(6)	250,000	248,847
Eagle RE, Ltd. FRS Series 2018-1, Class M1 3.98% (1 ML+1.70%) due 11/25/2028*(5)	150,000	149,792
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 4.18% due 05/25/2035(5)(7)	63,476	63,250
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 3.71% (3 ML+1.22%) due 07/24/2030*(6)	250,000	247,810
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(8)	110,000	109,011
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(8)	30,000	33,380
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(8)	82,496	82,844
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(8)	120,000	121,266
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(8)	115,000	118,652
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 4.01% due 04/25/2036(5)(7)	6,078	5,351
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 4.15% due 03/25/2047(5)(7)	18,913	16,934
Home Re, Ltd. FRS Series 2018-1, Class M1 4.11% (1 ML + 1.60%) due 10/25/2028*(5)	60,000	60,073
Impac CMB Trust FRS Series 2005-4, Class 1A1A 3.05% (1 ML+0.54%) due 05/25/2035(5)	45,233	44,096
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(8)	64,000	66,187
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(8)	60,000	60,988
Legacy Mtg. Asset Trust VRS Series GS1, Class A1 4.00% due 03/25/2058*(10)	119,778	119,374
LSTAR Securities Investment, Ltd. FRS Series 2018-1, Class A 4.07% (1 ML+1.55%) due 02/01/2023*(5)	38,096	37,290
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 4.10% (1 ML+1.75%) due 09/01/2022*(1)(5)	44,247	44,233
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 4.27% (1 ML+1.75%) due 10/01/2022*(5)	41,288	41,138
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.64% (3 ML + 1.16%) due 07/23/2029*(6)	250,000	248,823
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.68% due 02/25/2035(5)(7)	28,564	29,508
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.55% due 12/25/2034(5)(7)	20,064	20,520

9

MFRA Trust VRS Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(10)	82,556	82,257
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(7)	76,266	74,513
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(7)	98,538	96,939
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.10% due 12/15/2047(7)(8)(9)	283,807	10,498
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(8)	20,000	20,606
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.45% due 06/15/2050(7)(8)(9)	108,838	8,876
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(8)	100,000	101,185
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	30,239	23,294
MortgageIT Trust FRS Series 2005-4, Class A1 2.79% (1 ML+0.28%) due 10/25/2035(5)	85,491	83,855
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 3.24% (3 ML+0.80%) due 01/15/2028*(6)	250,000	246,970
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	50,000	49,688
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.50% (1 ML+1.50%) due 06/25/2057*(5)	85,003	86,522
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 3.26% (1 ML + 0.75%) due 01/25/2048*(5)	113,961	113,361
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)(7)	69,916	69,973
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(5)(7)	35,335	35,401
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)(7)	63,452	63,363
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(5)(7)	118,537	119,273
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(5)(7)	117,103	118,184
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(5)(7)	94,339	94,908
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(5)(7)	74,087	74,747
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(7)	100,149	100,667
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)(7)	12,773	12,384
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	100,000	99,279
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	78,095	77,588
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	80,440	80,303
Oaktown Re, Ltd. FRS Series 2018-1A, Class M1 4.06% (1 ML+1.55%) due 07/25/2028*(5)	150,000	150,182
Oaktree EIF II Series A1, Ltd. FRS Series 2017-IIIA, Class A2 3.90% (3 ML+1.45%) due 07/17/2029*(6)	250,000	249,872
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.30% (3 ML+0.85%) due 04/17/2027*(6)	215,000	212,842
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	119,000	117,155
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	34,784	34,866
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.61% (1 ML+0.10%) due 02/25/2037	34,946	21,109
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.57% (3 ML+1.05%) due 04/30/2027*(6)	250,000	247,957
PRPM LLC VRS Series 2018-3A, Class A1 4.48% due 10/25/2023*	111,920	112,473

10

RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	1,776	1,675
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.64% (1 ML+0.13%) due 05/25/2037	82,098	60,486
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*	51,901	51,858
Sound Point CLO XVIII, Ltd. FRS Series 2017-4A, Class A1 3.59% (3 ML+1.12%) due 01/21/2031*(6)	250,000	246,403
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.76% (1 ML+0.25%) due 11/25/2036	160,000	145,943
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	120,000	117,941
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)(7)	52,600	51,393
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(7)	122,595	119,923
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(7)	67,201	65,720
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(7)	85,833	83,515
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(7)	74,408	72,443
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(7)	83,150	81,216
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.92% (1 ML+0.60%) due 02/25/2057*	80,349	79,910
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.53% (3 ML + 1.07%) due 10/20/2028*(6)	250,000	249,093
Verus Securitization Trust VRS Series 2018-INV2, Class A1FX 4.15% due 10/25/2058*(5)	125,000	124,955
Vibrant CLO, Ltd. FRS Series 2017-6A, Class A 4.03% (3 ML+1.24%) due 06/20/2029*(6)	250,000	248,293
VOLT LXIV LLC VRS Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(10)	81,573	80,742
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(10)	76,137	76,054
VOLT LXXIV LLC VRS Series 2018-NP10, Class A1A 4.58% due 11/25/2048*(10)	124,252	124,569
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 3.34% (3 ML+0.90%) due 01/18/2029*(6)	250,000	246,769
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.15% due 09/15/2057(7)(8)(9)	974,256	44,332
Wells Fargo Commercial Mtg. Trust Series 2017-C38, Class A5 3.45% due 07/15/2050(8)	111,000	108,850
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(8)	65,000	66,222
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 4.09% due 03/25/2035(5)(7)	38,164	38,950
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.75% due 10/25/2036(5)(7)	21,579	21,213
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.83% due 11/25/2034(5)(7)	1,182	1,196
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 4.93% due 01/25/2035(5)(7)	50,566	51,120
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	49,500	46,641
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	75,000	74,051
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(8)	120,000	123,493
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(8)	110,000	113,464
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(8)	50,111	51,807
Total Asset Backed Securities (cost $12,286,371)		12,223,046
U.S. CORPORATE BONDS & NOTES — 10.3%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	78,000	72,806

11

Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	105,000	104,589
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	24,806
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	4,828
		134,223
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	5,000	3,875
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	10,000	9,786
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	25,000	24,600
		34,386
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	20,000	19,160
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	30,000	29,270
salesforce.com, Inc. Senior Notes 3.25% due 04/11/2023	20,000	20,103
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	15,000	15,079
		83,612
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	15,000	13,362
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	5,000	3,856
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	8,210
General Motors Co. Senior Notes 5.40% due 04/01/2048	35,000	29,808
General Motors Co. Senior Notes 5.95% due 04/01/2049	10,000	9,017
General Motors Co. Senior Notes 6.75% due 04/01/2046	40,000	38,724
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	30,000	28,491
		131,468
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	30,000	29,463
Banks-Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	23,296
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	105,000	102,262
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	70,000	67,205
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	55,000	50,452
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	16,268
		259,483
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	40,000	38,301
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,829
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	25,000	23,024
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	30,000	30,059
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	4,564
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	30,000	30,638
		131,415
Brewery — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	90,000	85,099
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	10,000	9,274
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	15,000	14,585

12

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	45,000	44,017
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	30,000	23,517
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	8,963
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	35,000	30,458
		215,913
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	33,000	32,192
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	12,000	11,527
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	10,000	10,074
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	20,000	19,500
		73,293
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	50,000	47,955
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	35,000	32,725
Cable/Satellite TV — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	40,000	40,384
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	55,000	54,690
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	40,000	37,457
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	60,000	61,676
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	10,000	8,939
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	8,602
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	15,000	15,178
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	20,000	17,950
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	15,000	15,231
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	20,000	20,226
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	19,864
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	15,147
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	15,000	15,250
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	15,000	14,434
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	63,000	60,606
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,330
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	55,000	54,433
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	40,000	32,156
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	38,202
		533,755
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,250

13

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	35,000	34,662
		44,912
Chemicals-Diversified — 0.1%
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	45,000	45,997
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	60,000	61,944
		107,941
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	30,000	27,965
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	85,000	84,133
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	8,855
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	15,000	14,001
		22,856
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	70,000	60,725
Containers-Paper/Plastic — 0.1%
Westrock Co. Company Guar. Notes 4.65% due 03/15/2026*	40,000	40,611
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	15,000	14,901
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	30,000	28,875
		43,776
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,229
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	4,864
		14,093
Diversified Banking Institutions — 1.7%
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	85,000	81,268
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	60,000	57,556
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	30,000	29,068
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	40,543
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	38,447
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045(3)	75,000	73,978
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	10,349
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	20,000	19,279
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	32,312
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	15,000	13,989
Citigroup, Inc. FRS Senior Notes 3.74% (3 ML+1.10%) due 05/17/2024	55,000	53,658
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	19,459
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	50,000	48,081
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	15,000	14,457
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	8,000	7,792
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046(3)	10,000	9,245
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	20,000	19,424
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	80,000	76,206
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	18,958

14

Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	5,000	4,647
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	25,000	23,341
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	50,000	44,000
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	20,000	19,248
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045(3)	25,000	23,378
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	51,325
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037(3)	6,000	6,776
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	25,000	24,453
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	80,000	77,278
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	15,873
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	45,000	42,611
JPMorgan Chase & Co. FRS Senior Notes 3.72% (3 ML+1.23%) due 10/24/2023	35,000	34,991
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	35,000	35,063
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	5,000	5,633
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	44,046
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	9,760
Morgan Stanley Senior Notes 3.59% due 07/22/2028	90,000	85,095
Morgan Stanley Senior Notes 3.63% due 01/20/2027	45,000	42,768
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	35,000	32,998
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	14,798
		1,302,151
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	20,000	19,811
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	10,000	9,720
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	45,000	43,459
		53,179
Electric-Distribution — 0.0%
Sempra Energy Senior Notes 2.40% due 02/01/2020	25,000	24,664
Electric-Generation — 0.0%
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*	35,000	33,688
Electric-Integrated — 0.7%
AES Corp. Senior Notes 4.00% due 03/15/2021	5,000	4,912
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,932
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	14,269
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	20,000	19,704
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	40,000	34,465
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	13,313
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	10,000	9,033
Exelon Corp. Senior Notes 2.85% due 06/15/2020	40,000	39,683
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	81,000	79,160
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	24,337

15

Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026	70,000	57,553
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	55,000	47,698
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	15,000	12,856
Pacific Gas & Electric Co. Senior Notes 5.13% due 11/15/2043	5,000	4,310
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	60,000	55,593
South Carolina Electric & Gas Co. 1st Mtg. Notes 3.50% due 08/15/2021	5,000	5,014
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.25% due 08/15/2028	10,000	10,367
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	40,000	36,938
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	10,000	9,975
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	5,000	4,734
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,657
Southern Co. Senior Notes 3.25% due 07/01/2026	25,000	23,419
		519,922
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029*	10,000	11,671
Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	20,000	19,750
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	15,000	13,541
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	95,000	89,880
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	40,000	35,884
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	19,434
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	30,000	29,263
		207,752
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	25,000	24,377
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	40,000	38,967
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	13,975
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	40,000	36,700
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	40,000	39,628
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/14/2016†(3)	10,000	190
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(3)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(3)	15,000	2
		193
Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	135,000	133,248
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 3.80% due 10/22/2021	10,000	10,003
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,016
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	5,000	4,725
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	25,000	20,596

16

Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	70,000	69,210
		109,550
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	35,000	34,292
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	30,000	28,350
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	4,563
		32,913
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	14,736
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	19,527
		34,263
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	35,000	33,338
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	15,000	12,413
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	10,493
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	14,963
Machinery-Electrical — 0.0%
BWX Technologies, Inc. Company Guar. Notes 5.38% due 07/15/2026*	5,000	4,811
Medical Information Systems — 0.0%
IQVIA, Inc. Company Guar. Notes 4.88% due 05/15/2023*	35,000	34,300
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	40,000	38,825
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	70,000	67,233
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	45,000	42,563
		109,796
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	25,000	24,438
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	1,985
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	15,000	14,965
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	70,000	64,480
		105,868
Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	45,000	45,287
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028*	10,000	9,320
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	15,000	12,368
		21,688
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	14,265
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	24,522
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	40,000	38,217
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	24,098
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	10,147
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	25,000	25,215

17

UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	15,000	15,150
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	30,000	30,368
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	10,580
		192,562
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	18,550
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	10,000	9,088
		27,638
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	30,000	28,900
Multimedia — 0.2%
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	90,000	89,649
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	20,000	15,791
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	50,000	46,915
		152,355
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	45,000	42,637
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.95% due 04/01/2023	15,000	13,238
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	10,139
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	4,921
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	12,000	11,915
Hess Corp. Senior Notes 4.30% due 04/01/2027	65,000	59,562
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	40,000	44,594
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	10,000	9,381
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	35,000	31,850
SM Energy Co. Senior Notes 6.13% due 11/15/2022	20,000	18,900
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	15,000	13,575
		204,837
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028*	15,000	14,076
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	15,000	14,490
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	30,000	27,520
		56,086
Pharmacy Services — 0.4%
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*	25,000	24,965
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028*	125,000	125,698
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	20,000	19,961
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	55,000	54,451
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	25,000	24,315
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	30,000	29,202
		278,592
Pipelines — 0.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	30,000	28,320
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	15,000	14,062
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	10,000	9,855

18

EQT Midstream Partners LP Senior Notes 4.75% due 07/15/2023	15,000	14,968
EQT Midstream Partners LP Senior Notes 5.50% due 07/15/2028	20,000	19,588
MPLX LP Senior Notes 4.00% due 03/15/2028	15,000	14,059
MPLX LP Senior Notes 4.13% due 03/01/2027	25,000	23,803
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	8,685
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	4,602
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	14,348
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	35,000	33,658
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	9,441
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	10,000	9,778
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	35,000	34,271
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	40,000	37,389
Western Gas Partners LP Senior Notes 4.75% due 08/15/2028	15,000	14,279
		291,106
Real Estate Investment Trusts — 0.3%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	25,000	24,032
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	19,561
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	80,000	79,528
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	75,000	73,740
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	49,692
		246,553
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	30,000	28,275
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	15,000	13,913
		42,188
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	20,000	16,816
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	4,078
		20,894
Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	70,000	70,721
Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	30,000	29,848
Starbucks Corp. Senior Notes 3.80% due 08/15/2025	20,000	19,779
Starbucks Corp. Senior Notes 4.00% due 11/15/2028	10,000	9,919
		59,546
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	15,000	13,781
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	10,000	9,784
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	62,000	58,589
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	8,978
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	25,000	22,197

19

Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	9,638
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	55,000	54,290
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	30,000	28,118
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	15,000	13,775
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000	14,689
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	15,000	14,494
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	35,000	36,458
		271,010
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	95,000	91,198
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	45,000	34,277
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020	45,000	43,949
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	15,000	13,816
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	50,000	40,924
		224,164
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.25% due 06/01/2027	55,000	51,747
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	45,000	44,131
		95,878
Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	10,000	9,428
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. Senior Notes 3.91% due 08/27/2021*	25,000	25,155
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023*	25,000	24,979
		50,134
Total U.S. Corporate Bonds & Notes (cost $8,046,082)		7,726,358
FOREIGN CORPORATE BONDS & NOTES — 1.3%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	60,000	58,204
Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	15,000	12,633
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	25,000	24,264
Methanex Corp. Senior Notes 5.65% due 12/01/2044	10,000	8,971
		33,235
Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	5,000	4,612
Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	200,000	193,583
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	10,000	9,614
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	35,000	32,900
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 6.50% due 03/15/2022*	35,000	35,175
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	40,000	38,679
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	10,000	8,613
		82,467
Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	15,000	14,761

20

Mylan NV Company Guar. Notes 3.15% due 06/15/2021	20,000		19,559
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	25,000		24,989
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	8,000		7,291
			66,600
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	70,000		75,600
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	5,000		5,775
			81,375
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	55,000		51,883
Encana Corp. Senior Notes 3.90% due 11/15/2021	25,000		25,021
			76,904
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029	10,000		9,325
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	19,000		15,711
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,419,989	24,414
			49,450
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	10,000		9,638
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/2040	5,000		5,581
			15,219
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	90,000		90,395
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	40,000		41,700
Telephone-Integrated — 0.0%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	25,000		28,488
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	20,000		19,800
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000		11,462
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	20,000		18,600
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000		20,300
			38,900
Total Foreign Corporate Bonds & Notes (cost $1,047,133)			947,541
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000		14,253
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	25,000		24,630
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	45,000		57,487
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	15,000		16,143
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	65,000		71,471
State of Illinois 4.95% due 06/01/2023	30,000		30,460
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	60,000		60,265
Total Municipal Bonds & Notes (cost $275,337)			274,709
U.S. GOVERNMENT AGENCIES — 19.2%
Federal Home Loan Mtg. Corp. — 3.4%
2.50% due 01/01/2028	4,532		4,481
2.50% due 04/01/2028	15,095		14,927
3.00% due 08/01/2027	4,315		4,306
3.00% due January TBA	600,000		584,677
3.50% due 03/01/2042	6,631		6,680
3.50% due 08/01/2042	33,445		33,693

21

3.50% due 09/01/2043	23,124	23,293
3.50% due 10/01/2048	692,081	691,891
4.00% due 03/01/2023	472	483
4.00% due 10/01/2043	28,704	29,410
4.00% due January TBA	500,000	509,717
4.50% due 01/01/2039	851	887
4.50% due January TBA	200,000	207,018
5.00% due 05/01/2020	9,802	9,849
5.00% due 05/01/2034	14,977	15,935
5.50% due 07/01/2034	4,949	5,331
5.50% due 05/01/2037	1,817	1,959
6.00% due 08/01/2026	11,252	12,106
6.50% due 05/01/2029	979	1,078
7.50% due 08/01/2023	35	35
Federal Home Loan Mtg. Corp. FRS 3.99% (6 ML+1.49%) due 02/01/2037	1,300	1,337
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.04% due 10/25/2047*(7)(8)	70,000	69,706
Series 2018-K86, Class C 4.29% due 11/25/2051*(7)(8)	13,000	11,690
Series 2010-K8, Class B 5.28% due 09/25/2043*(7)(8)	80,000	82,147
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.61% due 03/25/2027(7)(8)(9)	318,176	13,379
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(8)	68,000	67,711
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 4.16% (1 ML+1.65%) due 04/25/2043*(5)	28,074	28,108
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS Series 2018-DNA3, Class M1 3.26% (1 ML+0.75%) due 09/25/2048*(5)	75,000	74,855
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(5)	3,088	2,960
Series 3883, Class PB 3.00% due 05/15/2041(5)	19,960	19,971
Series 1577, Class PK 6.50% due 09/15/2023(5)	1,575	1,644
Series 1226, Class Z 7.75% due 03/15/2022(5)	204	214
		2,531,478
Federal National Mtg. Assoc. — 11.6%
2.50% due 02/01/2043	65,306	61,962
2.50% due 03/01/2043	128,293	121,688
2.64% due 03/01/2027	27,863	27,103
2.78% due 03/01/2027	62,204	60,402
2.88% due 11/01/2027	130,111	125,574
2.97% due 06/01/2027	107,095	105,324
2.97% due 06/01/2030	124,000	117,811
3.00% due 07/01/2027	90,000	87,761
3.00% due 12/01/2027	8,735	8,741
3.00% due 01/01/2028	9,000	9,028
3.00% due 01/17/2034	100,000	99,752
3.16% due 08/01/2027	125,000	123,136
3.50% due 11/01/2047	481,569	481,604
3.50% due 03/01/2048	172,212	172,224
3.50% due 01/14/2049	2,925,000	2,924,486
4.00% due 11/01/2040	13,368	13,745
4.00% due 12/01/2040	32,811	33,738
4.00% due 11/01/2041	4,078	4,198
4.00% due 01/01/2042	9,272	9,533
4.00% due 11/01/2043	17,008	17,462
4.00% due 12/01/2043	10,329	10,651
4.00% due 01/14/2049	2,650,000	2,701,344
4.50% due 01/01/2039	2,451	2,566
4.50% due 06/01/2039	29,451	30,646
4.50% due 09/01/2039	6,785	7,105
4.50% due 05/01/2041	5,597	5,849
5.00% due 06/01/2019	100	102
5.00% due 03/01/2020	809	824
5.00% due 05/01/2035	1,928	2,046
5.00% due 07/01/2040	40,432	42,919
5.00% due 01/14/2049	300,000	314,227
5.50% due 05/01/2020	7,233	7,253
5.50% due 06/01/2020	4,495	4,509
5.50% due 12/01/2029	1,745	1,847
5.50% due 06/01/2035	110,290	118,681
5.50% due 06/01/2036	54,310	58,333
5.50% due 08/01/2037	9,560	10,288
5.50% due 06/01/2038	7,556	8,112
6.00% due 06/01/2021	16,758	16,956
6.00% due 12/01/2033	6,479	7,067
6.00% due 05/01/2034	5,061	5,517
6.00% due 08/01/2034	1,101	1,201
6.00% due 11/01/2038	1,441	1,572
7.00% due 06/01/2037	10,782	12,198
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 6.06% (1 ML+3.55%) due 07/25/2029(5)	30,000	31,794
Series 2016-C07, Class 2M2 6.86% (1 ML+4.35%) due 05/25/2029(5)	60,000	64,977

22

Federal National Mtg. Assoc. FRS 4.03% (12 ML+1.57%) due 05/01/2037	2,132	2,221
Federal National Mtg. Assoc. FRS 4.57% (12 ML+1.82%) due 10/01/2040	2,134	2,226
Federal National Mtg. Assoc. REMIC
Series 2016-38, Class NA 3.00% due 01/25/2046(5)	14,635	14,518
Series 2017-34, Class JK 3.00% due 05/25/2047(5)	28,419	28,171
Series 2017-26, Class CG 3.50% due 07/25/2044(5)	50,627	51,256
Series 2018-80, Class GD 3.50% due 12/25/2047(5)	52,933	53,541
Series 2018-72, Class BA 3.50% due 07/25/2054(5)	70,410	71,292
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA 2.00% due 08/25/2040(5)	5,327	5,190
Series 2012-21, Class PQ 2.00% due 09/25/2041(5)	17,785	17,048
Series 2012-18, Class GA 2.00% due 12/25/2041(5)	34,924	33,665
Series 2012-75, Class KC 2.50% due 12/25/2041(5)	36,519	35,730
Series 2016-11, Class GA 2.50% due 03/25/2046(5)	30,762	30,105
Series 2015-48, Class QB 3.00% due 02/25/2043(5)	47,596	47,230
Series 2017-72, Class B 3.00% due 09/25/2047(5)	43,111	42,953
Series 2017-72, Class CD 3.00% due 09/25/2047(5)	43,291	43,200
Series 2017-96, Class PA 3.00% due 12/25/2054(5)	52,021	51,586
Series 2012-52, Class PA 3.50% due 05/25/2042(5)	19,642	20,061
Series 2018-38, Class PC 3.50% due 03/25/2045(5)	50,496	51,199
Series 2018-23, Class LA 3.50% due 04/25/2048(5)	40,339	41,686
Series 2018-70, Class HA 3.50% due 10/25/2056(5)	53,224	54,034
		8,770,768
Government National Mtg. Assoc. — 4.2%
3.00% due January TBA	500,000	492,373
3.50% due January TBA	1,200,000	1,207,406
4.00% due 07/15/2041	23,070	23,781
4.00% due 08/15/2041	7,343	7,561
4.00% due 10/15/2041	14,290	14,727
4.00% due 01/23/2049	100,000	102,391
4.00% due January TBA	600,000	614,738
4.50% due 06/15/2041	116,396	121,553
4.50% due 01/23/2049	500,000	517,373
6.00% due 11/15/2028	15,638	17,016
7.00% due 07/15/2033	7,097	7,983
9.00% due 11/15/2021	68	71
Government National Mtg. Assoc. REMIC
Series 2013-37, Class LG 2.00% due 01/20/2042(5)	52,940	50,540
Series 2005-74, Class HB 7.50% due 09/16/2035(5)	596	659
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	4,512	5,051
		3,183,223
Total U.S. Government Agencies (cost $14,379,010)		14,485,469
U.S. GOVERNMENT TREASURIES — 4.9%
United States Treasury Bonds — 1.2%
2.50% due 02/15/2045	5,000	4,531
2.88% due 11/15/2046	70,000	68,061
3.00% due 05/15/2045	58,000	57,889
3.00% due 11/15/2045	145,000	144,700
3.00% due 02/15/2048	175,000	174,064
3.63% due 08/15/2043	160,000	177,106
3.63% due 02/15/2044	95,000	105,235
3.75% due 11/15/2043	140,000	158,118
		889,704
United States Treasury Notes — 3.7%
0.38% due 07/15/2027 TIP(11)(12)	1,013,065	961,053
1.88% due 01/31/2022	430,000	422,341
2.00% due 02/15/2023	520,000	509,864
2.00% due 02/15/2025(13)	245,000	236,990
2.88% due 05/31/2025	455,000	462,838
2.88% due 05/15/2028	220,000	223,377
		2,816,463
Total U.S. Government Treasuries (cost $3,770,867)		3,706,167
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Government of Romania Senior Notes 6.13% due 01/22/2044(3)	62,000	68,703
Republic of Hungary Senior Bonds 6.38% due 03/29/2021	10,000	10,554
Republic of Panama Senior Notes 4.30% due 04/29/2053	200,000	185,702
Total Foreign Government Obligations (cost $271,686)		264,959

23

OPTIONS — PURCHASED† (3)(14) — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $12,804)	970,000		8,687
Total Long-Term Investment Securities (cost $80,654,579)			83,695,123
SHORT-TERM INVESTMENT SECURITIES — 1.5%
Foreign Government Obligations — 1.1%
Government of Egypt Bills 16.77% due 03/05/2019	EGP	300,000	16,247
Government of Egypt Bills 19.43% due 10/15/2019	EGP	775,000	37,452
Government of Japan Bills (0.26)% due 02/18/2019	JPY	84,100,000	767,456
			821,155
U.S. Government Agencies — 0.4%
Federal Home Loan Bank 2.13% due 01/02/2019	300,000		300,000
Total Short-Term Investment Securities (cost $1,093,459)			1,121,155
REPURCHASE AGREEMENTS — 0.8%
Bank of America Securities LLC Joint Repurchase Agreement(15)	145,000		145,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)	105,000		105,000
BNP Paribas SA Joint Repurchase Agreement(15)	125,000		125,000
Deutsche Bank AG Joint Repurchase Agreement(15)	120,000		120,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	125,000		125,000
Total Repurchase Agreements (cost $620,000)			620,000
TOTAL INVESTMENTS (cost $82,368,038)	113.4%		85,436,278
Liabilities in excess of other assets	(13.4)		(10,127,470)
NET ASSETS	100.0%		$75,308,808

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2018, the aggregate value of these securities was $11,310,746 representing 15.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2018, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,227	$806.87	0.00%

(3)	Illiquid security. At December 31, 2018, the aggregate value of these securities was $357,121 representing 0.5% of net assets.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Mortgage Obligation
(6)	Collateralized Loan Obligation
(7)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(8)	Commercial Mortgage Backed Security
(9)	Interest Only
(10)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2018.
(11)	Principal amount of security is adjusted for inflation.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	Purchased Options

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000’s)	Premiums Paid	Value at December 31, 2018	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 3 Month USD LIBOR-BBA maturing on 12/09/2019	Goldman Sachs International	December 2019	3.20%	$970	$12,804	$8,687	$(4,117)

(15)	See Note 2 for details of Joint Repurchase Agreements.
(16)	Denominated in United States dollars unless otherwise indicated.
ARS	— Argentina Peso
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EGP	— Egyptian Pound
EUR	— Euro Dollar
JPY	— Japanese Yen
REMIC	— Real Estate Mortgage Investment Conduit
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security
BBA	— British Bankers’ Association
LIBOR	— London Interbank Offered Rate

24

The rates shown on FRS and VRS are the current interest rates at December 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML	- 1 Month USD LIBOR
3 ML	- 3 Month USD LIBOR
6 ML	- 6 Month USD LIBOR
12 ML	- 12 Month USD LIBOR
1 Yr USTYCR	- 1Year US Treasury Yield Curve Rate

Futures Contracts

						Unrealized
Number of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
5	Long	E-Mini Russell 2000 Index	March 2019	$342,715	$337,250	$(5,465)
4	Short	U.S. Treasury 10 Year Notes	March 2019	485,063	488,063	(3,000)
24	Short	U.S. Treasury 10 Year Ultra Bonds	March 2019	3,024,391	3,121,875	(97,484)
16	Short	U.S. Treasury 2 Year Notes	March 2019	3,373,104	3,397,000	(23,896)
2	Short	U.S. Treasury Long Bonds	March 2019	291,062	292,000	(938)
11	Long	U.S. Treasury Ultra Bonds	March 2019	1,672,233	1,767,219	94,986
						$(35,797)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	360,000	USD	414,718	01/31/2019	$1,285	$—

JPMorgan Chase Bank	JPY	84,100,000	USD	744,822	02/19/2019	—	(25,091)

State Street Bank and Trust Co.	EUR	13,000	USD	14,945	01/31/2019	15	—

Net Unrealized Appreciation (Depreciation)						$1,300	$(25,091)

EUR - Euro Currency

JPY - Japanese Yen

USD - United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	200	11/14/2026	1 Year USD Federal Funds - H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$10,751
USD	340	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(7,371)	13,642
					$(7,371)	$24,393

BBA - British Bankers’ Association

LIBOR - London Interbank Offered Rate

OIS - Overnight Index Swap

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$52,680	$—	$3,227	$55,907
Other Industries	43,162,516	—	—	43,162,516
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	839,763	—	839,763
Asset Backed Securities:
Diversified Financial Services	—	12,178,813	44,233	12,223,046
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	190	3	193
Other Industries	—	7,726,165	—	7,726,165
Foreign Corporate Bonds & Notes	—	947,541	—	947,541
Municipal Bonds & Notes	—	274,709	—	274,709
U.S. Government Agencies	—	14,485,469	—	14,485,469
U.S. Government Treasuries	—	3,706,167	—	3,706,167
Foreign Government Obligations	—	264,959	—	264,959
Options - Purchased	—	8,687	—	8,687
Short-Term Investment Securities	—	1,121,155	—	1,121,155
Repurchase Agreement	—	620,000	—	620,000
Total Investments at Value	$43,215,196	$42,173,618	$47,464	$85,436,278

Other Financial Instruments:†
Futures Contracts	$94,986	$—	$—	$94,986
Forward Foreign Currency Contracts	—	1,300	—	1,300
Centrally Cleared Interest Rate Swap Contracts	—	24,393	—	24,393
Total Other Financial Instruments	$94,986	$25,693	$—	$120,679

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$130,783	$—	$—	$130,783
Forward Foreign Currency Contracts	—	25,091	—	25,091
Total Other Financial Instruments	$130,783	$25,091	$—	$155,874

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

25

SEASONS SERIES TRUST SA MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount(15)	Value (Note 1)
COMMON STOCKS — 31.7%
Aerospace/Defense — 0.5%
Boeing Co.	865	$278,963
Aerospace/Defense-Equipment — 0.4%
L3 Technologies, Inc.	1,322	229,579
Applications Software — 2.9%
Microsoft Corp.	11,360	1,153,835
salesforce.com, Inc.†	2,461	337,083
		1,490,918
Athletic Footwear — 0.5%
NIKE, Inc., Class B	3,324	246,441
Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC	2,126	130,898
Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	7,563	358,108
Monster Beverage Corp.†	2,947	145,051
		503,159
Broadcast Services/Program — 0.2%
Discovery, Inc., Class C†	3,667	84,634
Building & Construction-Misc. — 0.0%
frontdoor, Inc.†	905	24,082
Building Products-Cement — 0.2%
Vulcan Materials Co.	1,058	104,530
Cable/Satellite TV — 0.2%
Liberty Broadband Corp., Class C†	1,785	128,574
Coatings/Paint — 0.3%
Sherwin-Williams Co.	432	169,975
Commercial Services — 0.4%
CoStar Group, Inc.†	370	124,816
ServiceMaster Global Holdings, Inc.†	1,699	62,421
		187,237
Commercial Services-Finance — 0.2%
Worldpay, Inc., Class A†	1,597	122,059
Computer Aided Design — 0.2%
Autodesk, Inc.†	913	117,421
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	1,910	86,160
Computers — 1.2%
Apple, Inc.	3,972	626,543
Consulting Services — 0.7%
Gartner, Inc.†	2,064	263,862
Verisk Analytics, Inc.†	1,004	109,476
		373,338
Containers-Metal/Glass — 0.4%
Ball Corp.	4,031	185,345
Cosmetics & Toiletries — 0.3%
Estee Lauder Cos., Inc., Class A	1,182	153,778
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	3,155	133,740
Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	623	139,421
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	267	61,311
Diversified Manufacturing Operations — 1.0%
A.O. Smith Corp.	2,547	108,757
Illinois Tool Works, Inc.	1,637	207,392
Parker-Hannifin Corp.	1,408	209,989
		526,138
E-Commerce/Products — 2.0%
Amazon.com, Inc.†	646	970,273
Wayfair, Inc., Class A†	964	86,837
		1,057,110
E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	66	113,680
Electronic Components-Misc. — 0.2%
Sensata Technologies Holding PLC†	2,845	127,570
Electronic Components-Semiconductors — 1.5%
Microchip Technology, Inc.	2,660	191,307
NVIDIA Corp.	1,657	221,210
Texas Instruments, Inc.	3,993	377,338
		789,855
Electronic Forms — 0.8%
Adobe, Inc.†	1,747	395,241
Enterprise Software/Service — 0.6%
Tyler Technologies, Inc.†	752	139,737
Ultimate Software Group, Inc.†	727	178,020
		317,757
Finance-Consumer Loans — 0.2%
Synchrony Financial	3,590	84,221
Finance-Credit Card — 1.7%
Mastercard, Inc., Class A	2,102	396,542
Visa, Inc., Class A	3,615	476,963
		873,505
Finance-Investment Banker/Broker — 0.3%
TD Ameritrade Holding Corp.	2,712	132,780
Finance-Other Services — 0.5%
CME Group, Inc.	660	124,159
Intercontinental Exchange, Inc.	1,853	139,587
		263,746
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	1,594	69,738
Food-Catering — 0.2%
Aramark	3,253	94,239
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	1,387	99,587
Independent Power Producers — 0.2%
NRG Energy, Inc.	2,617	103,633
Industrial Automated/Robotic — 0.2%
Cognex Corp.	2,349	90,836
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	1,163	186,138
Insurance-Property/Casualty — 0.4%
Progressive Corp.	3,266	197,038
Internet Content-Entertainment — 0.2%
Netflix, Inc.†	342	91,540
Medical Instruments — 0.3%
Boston Scientific Corp.†	4,268	150,831

1

Medical Products — 0.2%
Abbott Laboratories	1,431		103,504
Medical-Biomedical/Gene — 1.0%
AnaptysBio, Inc.†	1,067		68,064
Celgene Corp.†	2,346		150,355
Gilead Sciences, Inc.	2,406		150,495
Insmed, Inc.†	2,663		34,939
Regeneron Pharmaceuticals, Inc.†	324		121,014
			524,867
Medical-Drugs — 1.3%
AbbVie, Inc.	2,505		230,936
Bristol-Myers Squibb Co.	2,306		119,866
Eli Lilly & Co.	1,477		170,919
Merck & Co., Inc.	2,035		155,494
			677,215
Medical-HMO — 1.0%
Humana, Inc.	651		186,498
UnitedHealth Group, Inc.	1,225		305,172
			491,670
Multimedia — 0.2%
Liberty Media Corp. - Liberty Formula One, Series C†	3,832		117,642
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	1,417		62,121
Real Estate Investment Trusts — 0.6%
Crown Castle International Corp.	2,485		269,946
Invitation Homes, Inc.	1,841		36,967
			306,913
Retail-Restaurants — 1.0%
Dunkin’ Brands Group, Inc.	961		61,620
McDonald’s Corp.	960		170,467
Starbucks Corp.	4,028		259,403
			491,490
Semiconductor Equipment — 0.4%
Lam Research Corp.	1,417		192,953
Television — 0.0%
ION Media Networks, Inc.†(1)(9)(13)	10		8,069
Therapeutics — 0.3%
Neurocrine Biosciences, Inc.†	1,498		106,972
Sarepta Therapeutics, Inc.†	374		40,815
			147,787
Tobacco — 0.6%
Altria Group, Inc.	6,355		313,873
Transport-Rail — 0.4%
CSX Corp.	3,652		226,899
Web Hosting/Design — 0.3%
GoDaddy, Inc., Class A†	2,640		173,237
Web Portals/ISP — 2.3%
Alphabet, Inc., Class C†	1,132		1,172,311
Total Common Stocks (cost $14,671,052)			16,353,840
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Banks-Commercial — 0.8%
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(2)	EUR	200,000	228,530
Banco de Sabadell SA 6.13% due 11/13/2022(2)	EUR	200,000	206,522
			435,052
Diversified Banking Institutions — 0.8%
Credit Agricole SA 8.13% due 12/23/2025*(2)	200,000		205,500
Credit Suisse Group AG 6.25% due 12/18/2024*(2)	200,000		188,912
			394,412
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due†(1)(9)	16,000		1
Total Preferred Securities/Capital Securities (cost $920,844)			829,465
ASSET BACKED SECURITIES — 26.9%
Diversified Financial Services — 26.9%
ALM XVI, Ltd./ALM XVI LLC FRS Series 2015-16A, Class AAR2 3.34% (3 ML+0.90%) due 07/15/2027*(4)	250,000		247,325
Alternative Loan Trust FRS
Series 2006-OC11, Class 2A2A
2.68% (1 ML+0.17%)
due 01/25/2037(3)	27,759		26,973
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 3.74% (3 ML+1.25%) due 07/25/2029*(4)	250,000		249,273
Anchorage Capital CLO, Ltd. FRS Series 2016-8A, Class AR 3.51% (3 ML+1.00%) due 07/28/2028*(4)	250,000		247,359
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(3)(5)	27,101		26,883
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(3)(5)	33,971		33,457
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(3)(5)	12,460		12,386
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 4.08% (1 ML+1.58%) due 10/25/2034	16,005		16,033
Atlas Senior Loan Fund IV, Ltd. FRS Series 2013-2A, Class A1RR 3.30% (3 ML + 0.68%) due 02/17/2026*(4)	136,237		135,444

2

Atrium XII FRS Series 12A, Class AR 3.30% (3 ML+0.83%) due 04/22/2027*(4)	250,000	246,901
Avant Loans Funding Trust Series 2018-B, Class A 3.42% due 01/18/2022*	134,841	134,645
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.56% (3 ML+1.12%) due 01/18/2025*(4)	108,561	108,417
Babson CLO, Ltd. FRS Series 2016-2A, Class AR 3.56% (3 ML+1.08%) due 07/20/2028*(4)	250,000	249,730
BANK VRS Series 2017-BNK8, Class XA 0.75% due 11/15/2050(5)(6)(7)	995,940	52,341
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(6)	63,000	62,716
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	113,331	112,335
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	77,207	76,433
Bayview Opportunity Master Fund Trust VRS Series 2017-RN8, Class A1 3.35% due 11/28/2032*(5)(8)	18,073	17,995
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	69,850	69,231
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)(9)	71,592	70,948
Bayview Opportunity Master Fund Trust VRS Series 2018-RN2, Class A1 3.60% due 02/25/2033*(5)(8)	32,593	32,341
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(5)	71,594	71,837
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	85,737	86,014
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 3.31% (1 ML+0.85%) due 08/15/2036*(6)	152,000	151,774
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 4.24% due 02/25/2036(3)(5)	96,281	89,516
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 3.71% (1 ML + 1.20%) due 10/25/2027*(3)	150,000	149,958
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.53% due 01/15/2051(5)(6)(7)	210,478	7,759
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(5)(6)(7)	370,444	13,755
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	9,583	9,525
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.29% (3 ML+0.78%) due 04/27/2027*(4)	250,000	248,607
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1AR 3.54% (3 ML+1.10%) due 10/15/2030*(4)	250,000	247,483
CIFC Funding, Ltd. FRS Series 2014-2RA, Class A1 3.54% (3 ML+1.05%) due 04/24/2030*(4)	250,000	246,078
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	13,636	13,553
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(5)	109,020	108,163
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	122,000	123,601
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.93% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	51,862	50,506
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	42,360	42,109
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(3)(5)	64,239	63,824
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(3)(5)	34,755	34,537
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(3)(5)	55,149	54,517
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	125,105	123,383

3

Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	140,000	142,276
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	155,000	155,661
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	150,000	153,777
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	65,000	66,899
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	195,000	204,792
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	37,979	32,538
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.80% due 06/15/2057(5)(6)(7)	1,201,943	46,313
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(6)	125,000	126,654
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(5)	47,612	46,467
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(3)(5)	47,826	47,217
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(3)(5)	44,032	43,307
Deephaven Residential Mtg. Trust VRS Series 2017-1A, Class 1A 2.73% due 12/26/2046*(3)(5)	29,281	28,991
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	59,700	58,898
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 3.87% (3 ML+1.43%) due 10/15/2028*(4)	250,000	249,910
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 4.18% due 05/25/2035(3)(5)	79,345	79,062
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 3.71% (3 ML+1.22%) due 07/24/2030*(4)	250,000	247,811
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	123,877
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	33,875
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	100,789
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	146,000	147,541
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	144,445
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 4.01% due 04/25/2036(3)(5)	6,753	5,946
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 4.15% due 03/25/2047(3)(5)	22,415	20,070
Home Re, Ltd. FRS Series 2018-1, Class M1 4.11% (1 ML + 1.60%) due 10/25/2028*(3)	60,000	60,073
Impac CMB Trust FRS Series 2005-4, Class 1A1A 3.05% (1 ML+0.54%) due 05/25/2035(3)	59,368	57,876
JP Morgan Chase Commercial Mtg. Securities Trust
Series 2013-C16, Class A4
4.17% due 12/15/2046(6)	68,000	70,323
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	65,000	66,070
JPMDB Commercial Mtg. Securities Trust Series 2017-C7, Class A5 3.41% due 10/15/2050(6)	122,000	119,774
Legacy Mtg. Asset Trust VRS Series GS1, Class A1 4.00% due 03/25/2058*(5)(8)	134,988	134,533
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*	100,000	98,665
LSTAR Securities Investment, Ltd. FRS Series 2018-1, Class A 3.90% (1 ML+1.55%) due 02/01/2023*(3)	38,096	37,290
LSTAR Securities Investment, Ltd. FRS Series 2017-8, Class A 4.00% (1 ML+1.65%) due 11/01/2022*(3)	46,838	46,919
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 4.10% (1 ML+1.75%) due 10/01/2022*(3)	44,548	44,386

4

Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.64% (3 ML + 1.16%) due 07/23/2029*(4)	250,000	248,823
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.68% due 02/25/2035(3)(5)	14,454	14,932
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.55% due 12/25/2034(3)(5)	25,465	26,045
MFRA Trust VRS Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(5)(8)	86,684	86,370
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.10% due 12/15/2047(5)(6)(7)	346,340	12,811
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.45% due 06/15/2050(5)(6)(7)	123,679	10,086
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(6)	105,000	106,245
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	35,161	27,086
MortgageIT Trust FRS Series 2005-4, Class A1 2.79% (1 ML+0.28%) due 10/25/2035(3)	112,583	110,428
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	57,000	56,645
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	99,797
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.50% (1 ML+1.50%) due 06/25/2057*(3)	99,278	101,052
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 3.26% (1 ML + 0.75%) due 01/25/2048*(3)	132,195	131,499
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(5)	83,899	83,967
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(5)	72,969	72,868
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(5)	137,118	137,970
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(5)	136,620	137,881
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(5)	111,362	112,034
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(5)	87,557	88,338
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)	115,439	116,036
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A 4.00% due 12/25/2057*(5)	83,624	84,049
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(5)	24,908	24,148
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	110,000	109,207
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	82,000	81,467
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	80,440	80,303
Oaktree EIF II Series A1, Ltd. FRS
Series 2017-IIIA, Class A2
3.90% (3 ML+1.45%)
due 07/17/2029*(4)	250,000	249,872
OCP CLO, Ltd. FRS Series 2015-9A, Class A1R 3.24% (3 ML+0.80%) due 07/15/2027*(4)	250,000	247,948
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.30% (3 ML+0.85%) due 04/17/2027*(4)	215,000	212,842
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	139,000	136,845
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	43,802	43,905
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.61% (1 ML+0.10%) due 02/25/2037	36,465	22,027
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.57% (3 ML+1.05%) due 04/30/2027*(4)	250,000	247,957
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	21,721	21,663

5

RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	3,553	3,350
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.64% (1 ML+0.13%) due 05/25/2037	92,192	67,922
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*	51,901	51,858
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	48,297	47,737
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	25,245	25,192
Sound Point CLO XVIII, Ltd. FRS Series 2017-4A, Class A1 3.59% (3 ML+1.12%) due 01/21/2031*(4)	250,000	246,404
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.76% (1 ML+0.25%) due 11/25/2036	200,000	182,428
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	142,512
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	97,672	97,105
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(3)(5)	65,124	63,629
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)(5)	55,781	54,664
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	140,757	137,689
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	67,201	65,720
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	99,752	97,057
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	74,408	72,443
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	137,197	134,006
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.92% (1 ML+0.60%) due 02/25/2057*	92,711	92,204
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.53% (3 ML+1.07%) due 10/20/2028*(4)	250,000	249,093
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	80,000	79,980
VOLT LXIV LLC VRS Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(5)(8)	94,319	93,358
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(8)	76,137	76,054
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.97% due 09/25/2048*(8)	90,978	90,485
VOLT LXXIII LLC Series 2018-NPL9, Class A1A 4.46% due 10/25/2048*(8)	120,000	120,031
VOLT LXXIV LLC VRS
Series 2018-NP10, Class A1A
4.58% due 11/25/2048*(5)(8)	134,192	134,534
Voya CLO, Ltd. FRS
Series 2015-1A, Class A1R
3.34% (3 ML+0.90%)
due 01/18/2029*(4)	250,000	246,769
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.15% due 09/15/2057(5)(6)(7)	974,256	44,332
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	105,000	106,974
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(5)(6)	10,000	8,792
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 4.09% due 03/25/2035(3)(5)	49,927	50,955
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.75% due 10/25/2036(3)(5)	26,559	26,108
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.83% due 11/25/2034(3)(5)	2,337	2,364
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 4.93% due 01/25/2035(3)(5)	67,421	68,160
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	49,500	46,641
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	83,924

6

WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.78% due 02/15/2044*(5)(6)(7)	440,518	6,137
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,280	149,508
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	55,111	56,976
Total Asset Backed Securities (cost $13,934,709)		13,874,931
U.S. CORPORATE BONDS & NOTES — 17.0%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	74,000	69,072
Aerospace/Defense-Equipment — 0.3%
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	115,000	114,549
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	29,768
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	4,828
		149,145
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	10,000	7,750
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	15,000	14,679
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	25,000	24,600
		39,279
Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	30,000	28,740
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	30,000	29,270
salesforce.com, Inc. Senior Notes 3.25% due 04/11/2023	20,000	20,103
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	15,000	15,079
		93,192
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	15,000	13,362
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	10,000	7,712
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	8,210
General Motors Co. Senior Notes 5.40% due 04/01/2048	25,000	21,291
General Motors Co. Senior Notes 5.95% due 04/01/2049	5,000	4,509
General Motors Co. Senior Notes 6.75% due 04/01/2046	50,000	48,405
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	35,000	33,240
		136,729
Banks-Commercial — 0.1%
Santander Holdings USA, Inc.
Senior Notes
3.70% due 03/28/2022	35,000	34,373
Banks-Super Regional — 0.5%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	27,955
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	18,514
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	126,610
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	60,000	57,605
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	25,000	22,933
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	10,000	10,845
		264,462
Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	50,000	47,877
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,829

7

Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	30,000	27,628
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	25,000	25,049
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	4,564
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	39,000	39,830
		149,777
Brewery — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	125,000	118,193
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	15,000	14,585
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	60,000	58,689
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	35,276
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	8,963
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	40,000	34,809
		270,515
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	36,000	35,119
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	19,000	18,251
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	15,111
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	25,000	24,375
		92,856
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	55,000	52,750
Building-Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	40,000	37,400
Cable/Satellite TV — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	90,000	89,492
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	45,000	42,139
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	50,000	51,397
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	5,000	4,469
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	5,000	4,301
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	20,000	20,237
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	15,000	13,462
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	20,000	20,309
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	35,000	35,396
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	10,000	9,932
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	15,147
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	10,000	10,166
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	20,000	19,245
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	65,000	62,530
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	8,325

8

DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	41,000	40,578
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	45,000	36,176
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	42,977
		526,278
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,250
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	50,000	49,517
		59,767
Chemicals-Diversified — 0.3%
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	70,000	71,551
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	60,000	61,944
		133,495
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	40,000	37,287
Commercial Services-Finance — 0.2%
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	110,000	108,878
Computers — 0.1%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	13,282
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	20,000	18,669
		31,951
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	75,000	65,062
Containers-Paper/Plastic — 0.1%
Westrock Co. Company Guar. Notes 4.65% due 03/15/2026*	45,000	45,688
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	20,000	19,868
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	35,000	33,688
		53,556
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,228
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	9,729
		18,957
Diversified Banking Institutions — 2.8%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	35,000	34,626
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	105,000	100,390
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	70,000	67,149
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	38,447
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,000	4,805
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045(9)	95,000	93,706
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	24,099
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	41,543
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	18,652
Citigroup, Inc. FRS Senior Notes 3.74% (3 ML+1.10%) due 05/17/2024	80,000	78,049
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	19,459
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	80,000	77,105
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	6,818

9

Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046(9)	15,000	13,867
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	25,000	24,280
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	85,000	80,969
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	10,000	9,294
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	28,009
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	5,000	4,400
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	20,000	19,248
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045(9)	30,000	28,054
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	62,731
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037(9)	39,000	44,042
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	30,000	29,343
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	95,000	91,768
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	32,738
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	47,345
JPMorgan Chase & Co. FRS Senior Notes 3.72% (3 ML+1.23%) due 10/24/2023	30,000	29,992
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	40,072
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	29,364
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	14,640
Morgan Stanley Senior Notes 3.13% due 07/27/2026	25,000	23,116
Morgan Stanley Senior Notes 3.59% due 07/22/2028	105,000	99,278
Morgan Stanley Senior Notes 3.63% due 01/20/2027	40,000	38,016
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	37,712
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	19,731
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	1,000	972
		1,453,829
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	24,764
E-Commerce/Products — 0.1%
Amazon.com, Inc.
Senior Notes
2.80% due 08/22/2024	15,000	14,579
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	50,000	48,288
		62,867
Electric-Distribution — 0.1%
Sempra Energy Senior Notes 2.40% due 02/01/2020	30,000	29,597
Electric-Generation — 0.1%
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*	40,000	38,500
Electric-Integrated — 1.1%
AES Corp. Senior Notes 4.00% due 03/15/2021	5,000	4,912
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,820
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	14,269
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	20,000	19,703
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	45,000	38,773

10

Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	13,313
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	13,549
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	49,604
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	90,000	87,956
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	29,205
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027	100,000	81,605
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	32,000	27,751
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	9,000	7,984
Pacific Gas & Electric Co. Senior Notes 5.13% due 11/15/2043	5,000	4,310
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	45,000	41,695
South Carolina Electric & Gas Co. 1st Mtg. Notes 3.50% due 08/15/2021	10,000	10,028
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.25% due 08/15/2028	15,000	15,551
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	45,000	41,555
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	10,000	9,975
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	5,000	4,734
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,657
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	28,103
		562,052
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029*	10,000	11,671
Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	45,000	44,438
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	20,000	18,055
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	105,000	99,341
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	35,000	31,399
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	19,434
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	35,000	34,139
		246,806
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,252
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	45,000	43,837
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	13,975
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	45,000	41,287
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	45,000	44,581
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(9)	19,000	361
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(9)	21,000	2

11

Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(9)	26,000	3
		366
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	157,924
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 3.80% due 10/22/2021	10,000	10,004
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,016
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	10,000	9,449
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	30,000	24,715
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	80,000	79,097
		128,281
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	39,191
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	35,000	33,075
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	4,562
		37,637
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	24,559
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	19,527
		44,086
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	40,000	38,100
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	20,000	16,550
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	10,493
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	19,950
Medical Information Systems — 0.1%
IQVIA, Inc. Company Guar. Notes 4.88% due 05/15/2023*	40,000	39,200
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	45,000	43,678
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	76,838
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	50,000	47,292
		124,130
Medical-Biomedical/Gene — 0.3%
Amgen, Inc.
Senior Notes
2.65% due 05/11/2022	30,000	29,327
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	1,985
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	24,941
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	80,000	73,691
		129,944
Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	60,383
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028*	15,000	13,981
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	15,000	12,368
		26,349
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	14,265

12

Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	24,522
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	45,000	42,994
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	30,000	28,917
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	30,000	30,259
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	10,000	10,100
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	40,000	40,491
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	10,000	9,994
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	10,580
		212,122
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	23,188
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	10,000	9,088
		32,276
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	35,000	33,717
Multimedia — 0.3%
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	100,000	99,610
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	20,000	15,791
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	60,000	56,298
		171,699
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	45,000	42,637
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	15,000	13,238
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	15,209
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	4,921
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	16,000	15,887
Hess Corp. Senior Notes 4.30% due 04/01/2027	70,000	64,143
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	45,000	50,169
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	10,000	9,381
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	40,000	36,400
SM Energy Co.
Senior Notes
6.13% due 11/15/2022	25,000	23,625
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	25,000	22,625
		242,360
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028*	20,000	18,768
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	15,000	14,490
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	35,000	32,107
		65,365
Pharmacy Services — 0.7%
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*	30,000	29,958
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028*	140,000	140,781
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	65,000	64,871
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	8,771

13

CVS Health Corp. Senior Notes 4.10% due 03/25/2025	60,000	59,402
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	25,000	24,315
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	34,069
		362,167
Pipelines — 0.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	35,000	33,040
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,375
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	4,950
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	15,000	14,783
EQT Midstream Partners LP Senior Notes 4.75% due 07/15/2023	20,000	19,957
EQT Midstream Partners LP Senior Notes 5.50% due 07/15/2028	25,000	24,485
MPLX LP Senior Notes 4.00% due 03/15/2028	20,000	18,745
MPLX LP Senior Notes 4.13% due 03/01/2027	25,000	23,803
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	8,685
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	4,603
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	14,348
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	43,274
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	9,441
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	10,000	9,778
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	40,000	39,167
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	50,000	46,736
Western Gas Partners LP Senior Notes 4.75% due 08/15/2028	15,000	14,279
		339,449
Real Estate Investment Trusts — 0.6%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	30,000	28,838
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	15,000	14,231
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	24,451
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	90,000	89,469
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	83,572
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	60,000	59,631
		300,192
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	30,000	28,275
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	25,000	23,187
		51,462
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	20,000	16,817
Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	75,000	75,773
Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	35,000	34,823
Starbucks Corp. Senior Notes 3.80% due 08/15/2025	25,000	24,723
Starbucks Corp. Senior Notes 4.00% due 11/15/2028	15,000	14,879
		74,425

14

Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	15,000	13,781
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	15,000	14,675
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	62,000	58,589
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	13,467
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	35,000	31,076
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	28,950
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	48,190
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	35,000	34,548
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	15,000	14,059
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	24,000	22,039
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	30,000	31,250
		296,843
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	95,000	91,198
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	15,234
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020	50,000	48,832
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	30,000	27,633
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	60,000	49,108
		232,005
Transport-Rail — 0.2%
CSX Corp. Senior Notes 3.25% due 06/01/2027	60,000	56,451
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	55,000	53,938
		110,389
Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	15,000	14,143
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. Senior Notes 3.91% due 08/27/2021*	30,000	30,187
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023*	30,000	29,974
		60,161
Total U.S. Corporate Bonds & Notes (cost $9,106,767)		8,758,520
FOREIGN CORPORATE BONDS & NOTES — 2.5%
Cellular Telecom — 0.1%
Vodafone Group PLC
Senior Notes
4.38% due 05/30/2028	65,000	63,054
Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	20,000	16,844
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000	33,970
Methanex Corp. Senior Notes 5.65% due 12/01/2044	10,000	8,971
		42,941
Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	5,000	4,613
Diversified Banking Institutions — 0.4%
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	200,000	193,583
Electric-Generation — 0.4%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000	187,864

15

Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000		14,420
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	40,000		37,600
Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Senior Sec. Notes 6.50% due 03/15/2022*	40,000		40,200
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000		48,349
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	15,000		12,919
			101,468
Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	20,000		19,681
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	20,000		19,559
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	30,000		29,986
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	13,000		11,849
			81,075
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	75,000		81,000
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	10,000		11,550
			92,550
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	65,000		61,316
Encana Corp. Senior Notes 3.90% due 11/15/2021	30,000		30,025
			91,341
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029	10,000		9,325
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	24,000		19,845
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,657,987	28,506
			57,676
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	15,000		14,458
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	100,000		100,439
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000		52,125
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	30,000		34,185
Television — 0.1%
Videotron, Ltd.
Company Guar. Notes
5.38% due 06/15/2024*	30,000		29,700
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	15,000		17,194
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	25,000		23,250
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000		20,300
			43,550
Total Foreign Corporate Bonds & Notes (cost $1,403,469)			1,276,680
MUNICIPAL BONDS & NOTES — 0.6%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000		14,253
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	30,000		29,556
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	60,000		76,650

16

City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	20,000	21,524
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	75,000	82,466
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	30,000	30,460
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	65,000	65,287
Total Municipal Bonds & Notes (cost $320,554)		320,196
U.S. GOVERNMENT AGENCIES — 33.6%
Federal Home Loan Mtg. Corp. — 5.2%
2.50% due 01/01/2028	10,574	10,456
2.50% due 04/01/2028	25,878	25,589
3.00% due 08/01/2027	36,834	36,923
3.00% due January TBA	200,000	194,892
3.50% due 03/01/2042	10,361	10,438
3.50% due 08/01/2042	58,528	58,963
3.50% due 09/01/2043	41,624	41,928
3.50% due 10/01/2048	790,949	790,732
4.00% due 03/01/2023	943	966
4.00% due 09/01/2040	4,107	4,203
4.00% due 10/01/2043	57,408	58,821
4.00% due January TBA	600,000	611,660
4.50% due 01/01/2039	1,659	1,729
4.50% due January TBA	400,000	414,037
5.00% due 12/01/2020	1,976	2,011
5.00% due 05/01/2021	19,095	19,330
5.00% due 07/01/2021	5,562	5,589
5.00% due 05/01/2034	27,495	29,269
5.50% due 05/01/2037	5,699	6,142
5.50% due 06/01/2037	2,923	3,151
6.50% due 05/01/2029	1,468	1,617
6.50% due 07/01/2035	1,657	1,859
Federal Home Loan Mtg. Corp. FRS 3.99% (6 ML+1.49%) due 02/01/2037	2,364	2,431
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.04% due 10/25/2047*(5)(6)	80,000	79,664
Series 2018-K86, Class C 4.29% due 11/25/2051*(5)(6)	14,000	12,589
Series 2010-K8, Class B 5.28% due 09/25/2043*(5)(6)	90,000	92,415
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(6)	79,000	78,664
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.61% due 03/25/2027(5)(6)(7)	372,862	15,678
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 4.16% (1 ML+1.65%) due 04/25/2043*(3)	28,074	28,108
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(3)	5,971	5,723
Series 3883, Class PB 3.00% due 05/15/2041(3)	22,774	22,787
Series 1577, Class PK 6.50% due 09/15/2023(3)	2,362	2,466
Series 1226, Class Z 7.75% due 03/15/2022(3)	291	306
		2,671,136
Federal National Mtg. Assoc. — 20.5%
2.50% due 04/01/2028	41,638	41,080
2.50% due 02/01/2043	65,306	61,962
2.50% due 03/01/2043	126,569	120,053
2.64% due 03/01/2027	37,151	36,137
2.66% due 03/01/2027	410,000	394,362
2.78% due 03/01/2027	77,015	74,784
2.88% due 11/01/2027	160,000	154,421
3.00% due 07/01/2027	110,000	107,264
3.00% due 10/01/2027	15,393	15,441
3.00% due 12/01/2027	10,482	10,489
3.00% due 01/01/2028	23,999	24,074
3.16% due 08/01/2027	150,000	147,764
3.50% due 11/01/2047	674,196	674,245
3.50% due 12/01/2047	375,423	375,450
3.50% due 03/01/2048	590,439	590,482
3.50% due January TBA	2,800,000	2,799,508
4.00% due 11/01/2025	4,840	4,959
4.00% due 09/01/2040	3,680	3,783
4.00% due 12/01/2040	73,825	75,911
4.00% due 11/01/2041	6,716	6,914
4.00% due 01/01/2042	18,543	19,067
4.00% due 12/01/2043	21,174	21,835
4.00% due January TBA	3,290,000	3,353,744
4.50% due 01/01/2039	4,902	5,132
4.50% due 09/01/2039	12,722	13,321
4.50% due 09/01/2040	25,113	26,305
4.50% due 05/01/2041	10,417	10,886
5.00% due 06/01/2019	305	310
5.00% due 05/01/2035	260	276
5.00% due 07/01/2040	18,576	19,719
5.00% due January TBA	300,000	314,227

17

5.50% due 10/01/2021	3,615	3,669
5.50% due 06/01/2022	1,772	1,803
5.50% due 12/01/2029	3,607	3,816
5.50% due 05/01/2034	12,961	13,909
5.50% due 08/01/2037	19,119	20,577
5.50% due 06/01/2038	4,723	5,070
6.00% due 06/01/2026	10,679	11,459
6.00% due 04/01/2027	53,816	57,769
6.00% due 12/01/2033	17,671	19,274
6.00% due 05/01/2034	10,678	11,641
6.50% due 06/01/2035	36,215	39,723
6.50% due 10/01/2037	2,021	2,233
7.00% due 06/01/2037	11,207	12,679
Federal National Mtg. Assoc. FRS
4.03% (12 ML+1.57%) due 05/01/2037	3,782	3,941
4.57% (12 ML+1.82%) due 10/01/2040	4,074	4,249
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 6.06% (1 ML+3.55%) due 07/25/2029(3)	35,000	37,093
Series 2016-C07, Class 2M2 6.86% (1 ML+4.35%) due 05/25/2029(3)	70,143	75,961
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA 2.00% due 08/25/2040(3)	7,724	7,525
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	19,402	18,598
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	39,290	37,873
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	41,930	41,023
Series 2016-11, Class GA 2.50% due 03/25/2046(3)	36,355	35,579
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	53,715	53,303
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	14,635	14,518
Series 2017-34, Class JK 3.00% due 05/25/2047(3)	32,789	32,503
Series 2017-72, Class B 3.00% due 09/25/2047(3)	50,949	50,762
Series 2017-72, Class CD 3.00% due 09/25/2047(3)	50,506	50,400
Series 2017-96, Class PA 3.00% due 12/25/2054(3)	56,356	55,884
Series 2012-52, Class PA 3.50% due 05/25/2042(3)	22,916	23,405
Series 2017-26, Class CG 3.50% due 07/25/2044(3)	57,859	58,578
Series 2018-38, Class PC 3.50% due 03/25/2045(3)	57,041	57,836
Series 2018-80, Class GD 3.50% due 12/25/2047(3)	59,794	60,482
Series 2018-23, Class LA 3.50% due 04/25/2048(3)	46,425	47,975
Series 2018-72, Class BA 3.50% due 07/25/2054(3)	75,104	76,045
Series 2018-70, Class HA 3.50% due 10/25/2056(3)	56,772	57,636
		10,608,696
Government National Mtg. Assoc. — 7.9%
3.00% due January TBA	700,000	689,322
3.50% due January TBA	1,500,000	1,509,258
4.00% due 09/15/2040	13,693	14,119
4.00% due 11/15/2040	58,674	60,491
4.00% due January TBA	900,000	921,515
4.50% due 02/15/2039	6,557	6,850
4.50% due 08/15/2041	110,758	115,643
4.50% due January TBA	600,000	620,848
5.50% due 05/15/2036	7,345	7,799
6.00% due 09/15/2032	8,605	9,466
6.00% due 12/15/2033	30,273	33,519
7.00% due 07/15/2033	7,359	8,277
7.00% due 11/15/2033	8,361	9,492
8.00% due 11/15/2031	2,795	2,812
9.00% due 11/15/2021	74	77
Government National Mtg. Assoc. REMIC
Series 2013-37, Class LG 2.00% due 01/20/2042(3)	58,416	55,768
Series 2005-74, Class HA 7.50% due 09/16/2035(3)	83	89
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	5,956	6,582
		4,071,927
Total U.S. Government Agencies (cost $17,250,179)		17,351,759
U.S. GOVERNMENT TREASURIES — 4.9%
United States Treasury Bonds — 2.7%
2.25% due 08/15/2046	100,000	85,465
2.50% due 02/15/2045(10)	213,000	193,031
2.88% due 11/15/2046	228,000	221,686
3.00% due 11/15/2045	170,000	169,648
3.00% due 02/15/2047	108,000	107,696
3.00% due 02/15/2048	120,000	119,358
3.63% due 08/15/2043	100,000	110,691
3.63% due 02/15/2044	205,000	227,086
3.75% due 11/15/2043	140,000	158,118
		1,392,779
United States Treasury Notes — 2.2%
0.38% due 07/15/2027TIPS(11)(12)	1,168,126	1,108,153
Total U.S. Government Treasuries (cost $2,586,196)		2,500,932

18

FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
Central Bank — 0.2%
Banque Centrale de Tunisie International Bond Senior Notes 6.75% due 10/31/2023*	EUR	100,000	109,409
Sovereign — 1.0%
Abu Dhabi Government Senior Notes 4.13% due 10/11/2047*	200,000		191,500
Government of Romania Senior Notes 6.13% due 01/22/2044(9)	70,000		77,568
Republic of Hungary Senior Bonds 6.38% due 03/29/2021	16,000		16,886
Republic of Panama Senior Notes 4.30% due 04/29/2053	220,000		204,272
			490,226
Total Foreign Government Obligations (cost $617,311)			599,635
OPTIONS — PURCHASED†(9)(14) — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $14,124)	1,070,000		9,582
Total Long-Term Investment Securities (cost $60,825,205)			61,875,540
SHORT-TERM INVESTMENT SECURITIES — 1.8%
Foreign Government Obligations — 1.8%
Government of Egypt Bills 16.77% due 03/05/2019	EGP	325,000	17,601
Government of Egypt Bills 19.43% due 10/16/2018	EGP	850,000	41,077
Government of Japan Bills (0.26)% due 08/13/2018	JPY	97,900,000	893,388
Total Short-Term Investment Securities (cost $919,809)			952,066
TOTAL INVESTMENTS (cost $61,745,014)	121.8%		62,827,606
Liabilities in excess of other assets	(21.8)		(11,239,133)
NET ASSETS	100.0%		$51,588,473

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2018, the aggregate value of these securities was $13,537,717 representing 26.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity – maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Collateralized Loan Obligation
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2018.
(9)	Illiquid security. At December 31, 2018, the aggregate value of these securities was $346,203 representing 0.7% of net assets.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2018, the Portfolio held the following restricted securities:

Restricted Table

					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets

Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$8,069	$806.87	0.00%

(14)	Purchased Options

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000’s)	Premiums Paid	Value at December 31, 2018	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 3 Month USD LIBOR-BBA maturing on 12/09/2019	Goldman Sachs International	December 2019	3.20%	$1,070	$14,124	$9,582	$(4,542)

BBA - British Bankers’ Association

LIBOR - London Interbank Offered Rate

(15)	Denominated in United States dollars unless otherwise indicated.

19

ARS                       — Argentine Peso

CLO                      — Collateralized Loan Obligation

DAC                     — Designated Activity Company

EGP                        — Egyptian Pound

EUR                      — Euro Dollar

JPY                           — Japanese Yen

REMIC      — Real Estate Mortgage Investment Conduit

TBA                      — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS                     — Treasury Inflation Protected Securities

FRS                         — Floating Rate Security

VRS                       — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

20

Futures Contracts

Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
7	Short	U.S. Treasury 10 Year Notes	March 2019	$840,476	$854,109	$(13,633)
28	Short	U.S. Treasury 10 Year Ultra Bonds	March 2019	3,528,453	3,642,187	(113,734)
15	Short	U.S. Treasury 2 Year Notes	March 2019	3,162,285	3,184,688	(22,403)
11	Long	U.S. Treasury 5 Year Notes	March 2019	1,243,071	1,261,562	18,491
9	Long	U.S. Treasury Ultra Bonds	March 2019	1,377,076	1,445,907	68,831
						$(62,448)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	380,000	USD	437,758	01/31/2019	$1,357	$—
	EUR	99,000	USD	113,161	03/20/2019	—	(1,001)
						1,357	(1,001)
JPMorgan Chase Bank	JPY	97,900,000	USD	867,040	02/19/2019	—	(29,208)

State Street Bank and Trust Co.	EUR	2,000	USD	2,299	01/31/2019	2	—

Net Unrealized Appreciation (Depreciation)						$1,359	$(30,209)

EUR — Euro Currency

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	240	11/14/2026	1 Year USD Federal Funds - H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$12,901
USD	395	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(8,564)	15,849
					$(8,564)	$28,750

BBA - British Bankers’ Association

LIBOR - London Interbank Offered Rate

OIS - Overnight Index Swap

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$8,069	$8,069
Other Industries	16,345,771	—	—	16,345,771
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	829,464	—	829,464
Asset Backed Securities	—	13,874,931	—	13,874,931
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	361	5	366
Other Industries	—	8,758,154	—	8,758,154
Foreign Corporate Bonds & Notes	—	1,276,680	—	1,276,680
Municipal Bond & Notes	—	320,196	—	320,196
U.S. Government Agencies	—	17,351,759	—	17,351,759
U.S. Government Treasuries	—	2,500,932	—	2,500,932
Foreign Government Obligations	—	599,635	—	599,635
Options - Purchased	—	9,582	—	9,582
Short-Term Investment Securities	—	952,066	—	952,066
Total Investments at Value	$16,345,771	$46,473,760	$8,075	$62,827,606

Other Financial Instruments:†
Futures Contracts	$87,322	$—	$—	$87,322
Forward Foreign Currency Contracts	—	1,359	—	1,359
Centrally Cleared Interest Rate Swap Contracts	—	28,750	—	28,750
Total Other Financial Instruments	$87,322	$30,109	$—	$117,431

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$149,770	$—	$—	$149,770
Forward Foreign Currency Contracts	—	30,209	—	30,209
Total Other Financial Instruments	$149,770	$30,209	$—	$179,979

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

21

SEASONS SERIES TRUST SA MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount(12)	Value (Note 1)
COMMON STOCKS — 16.2%
Aerospace/Defense — 0.3%
Boeing Co.	377	$121,582
Aerospace/Defense-Equipment — 0.2%
L3 Technologies, Inc.	562	97,597
Applications Software — 1.5%
Microsoft Corp.	4,917	499,420
salesforce.com, Inc.†	1,065	145,873
		645,293
Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,439	106,687
Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	901	55,475
Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	3,274	155,024
Monster Beverage Corp.†	1,275	62,755
		217,779
Broadcast Services/Program — 0.1%
Discovery, Inc., Class C†	1,642	37,897
Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	377	10,032
Building Products-Cement — 0.1%
Vulcan Materials Co.	447	44,164
Cable/Satellite TV — 0.1%
Liberty Broadband Corp., Class C†	772	55,607
Coatings/Paint — 0.2%
Sherwin-Williams Co.	195	76,725
Commercial Services — 0.2%
CoStar Group, Inc.†	157	52,962
ServiceMaster Global Holdings, Inc.†	735	27,004
		79,966
Commercial Services-Finance — 0.1%
Worldpay, Inc., Class A†	674	51,514
Computer Aided Design — 0.1%
Autodesk, Inc.†	390	50,158
Computer Software — 0.1%
SS&C Technologies Holdings, Inc.	821	37,035
Computers — 0.6%
Apple, Inc.	1,719	271,155
Consulting Services — 0.4%
Gartner, Inc.†	893	114,161
Verisk Analytics, Inc.†	416	45,361
		159,522
Containers-Metal/Glass — 0.2%
Ball Corp.	1,745	80,235
Cosmetics & Toiletries — 0.2%
Estee Lauder Cos., Inc., Class A	512	66,611
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,366	57,905
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc.	267	59,752
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	115	26,407
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	1,078	46,031
Illinois Tool Works, Inc.	696	88,176
Parker-Hannifin Corp.	612	91,274
		225,481
E-Commerce/Products — 1.0%
Amazon.com, Inc.†	280	420,552
Wayfair, Inc., Class A†	417	37,563
		458,115
E-Commerce/Services — 0.1%
Booking Holdings, Inc.†	29	49,950
Electronic Components-Misc. — 0.1%
Sensata Technologies Holding PLC†	1,207	54,122
Electronic Components-Semiconductors — 0.8%
Microchip Technology, Inc.	1,115	80,191
NVIDIA Corp.	712	95,052
Texas Instruments, Inc.	1,728	163,296
		338,539
Electronic Forms — 0.4%
Adobe, Inc.†	756	171,037
Enterprise Software/Service — 0.3%
Tyler Technologies, Inc.†	315	58,533
Ultimate Software Group, Inc.†	309	75,665
		134,198
Finance-Consumer Loans — 0.1%
Synchrony Financial	1,514	35,518
Finance-Credit Card — 0.9%
Mastercard, Inc., Class A	892	168,276
Visa, Inc., Class A	1,551	204,639
		372,915
Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	1,250	61,200
Finance-Other Services — 0.3%
CME Group, Inc.	278	52,297
Intercontinental Exchange, Inc.	783	58,984
		111,281
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	676	29,575
Food-Catering — 0.1%
Aramark	1,464	42,412
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	580	41,644
Independent Power Producers — 0.1%
NRG Energy, Inc.	1,104	43,718
Industrial Automated/Robotic — 0.1%
Cognex Corp.	1,079	41,725
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	525	84,026
Insurance-Property/Casualty — 0.2%
Progressive Corp.	1,412	85,186
Internet Content-Entertainment — 0.1%
Netflix, Inc.†	147	39,346
Medical Instruments — 0.1%
Boston Scientific Corp.†	1,829	64,637

1

Medical Products — 0.1%
Abbott Laboratories	613		44,338
Medical-Biomedical/Gene — 0.5%
AnaptysBio, Inc.†	433		27,621
Celgene Corp.†	1,005		64,411
Gilead Sciences, Inc.	1,031		64,489
Insmed, Inc.†	1,112		14,589
Regeneron Pharmaceuticals, Inc.†	139		51,917
			223,027
Medical-Drugs — 0.7%
AbbVie, Inc.	1,074		99,012
Bristol-Myers Squibb Co.	989		51,408
Eli Lilly & Co.	633		73,251
Merck & Co., Inc.	872		66,630
			290,301
Medical-HMO — 0.5%
Humana, Inc.	279		79,928
UnitedHealth Group, Inc.	522		130,041
			209,969
Multimedia — 0.1%
Liberty Media Corp. - Liberty Formula One, Series C†	1,720		52,804
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	597		26,172
Real Estate Investment Trusts — 0.3%
Crown Castle International Corp.	1,075		116,777
Invitation Homes, Inc.	808		16,225
			133,002
Retail-Restaurants — 0.5%
Dunkin’ Brands Group, Inc.	391		25,071
McDonald’s Corp.	415		73,692
Starbucks Corp.	1,743		112,249
			211,012
Semiconductor Equipment — 0.2%
Lam Research Corp.	630		85,787
Television — 0.0%
ION Media Networks, Inc.†(1)(10)(13)	4		3,227
Therapeutics — 0.1%
Neurocrine Biosciences, Inc.†	641		45,774
Sarepta Therapeutics, Inc.†	160		17,461
			63,235
Tobacco — 0.3%
Altria Group, Inc.	2,751		135,872
Transport-Rail — 0.2%
CSX Corp.	1,600		99,408
Web Hosting/Design — 0.2%
GoDaddy, Inc., Class A†	1,129		74,085
Web Portals/ISP — 1.2%
Alphabet, Inc., Class C†	490		507,449
Total Common Stocks (cost $6,376,575)			7,053,411
PREFERRED SECURITIES/CAPITAL SECURITIES — 2.0%
Banks-Commercial — 0.5%
Banco de Sabadell SA 6.13% due 11/23/2022(2)	EUR	200,000	206,521
Diversified Banking Institutions — 1.5%
Credit Agricole SA 8.13% due 12/23/2025(2)	200,000		205,500
Credit Suisse Group AG 6.25% due 12/18/2024(2)	275,000		259,754
UniCredit SpA 6.63% due 06/03/2023(2)	EUR	200,000	215,216
			680,470
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(10)	8,000		1
Total Preferred Securities/Capital Securities (cost $935,049)			886,992
ASSET BACKED SECURITIES — 31.5%
Diversified Financial Services — 31.5%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.68% (1 ML+0.17%) due 01/25/2037(4)	33,212		32,271
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 3.74% (3 ML+1.25%) due 07/25/2029*(5)	250,000		249,273
Anchorage Capital CLO, Ltd. FRS Series 2016-8A, Class AR 3.51% (3 ML+1.00%) due 07/28/2028*(5)	250,000		247,358
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(3)(4)	33,971		33,457
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(3)(4)	27,101		26,883
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(3)(4)	12,460		12,386
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 4.08% (1 ML+1.58%) due 10/25/2034	3,201		3,207
Atrium XII FRS Series 12A, Class AR 3.30% (3 ML+0.83%) due 04/22/2027*(5)	250,000		246,901
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.56% (3 ML+1.12%) due 01/18/2025*(5)	108,561		108,417

2

BANK VRS Series 2017-BNK8, Class XA 0.75% due 11/15/2050(3)(6)(7)	995,940	52,341
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	113,331	112,335
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	77,207	76,433
Bayview Opportunity Master Fund Trust Series 2017-RN8, Class A1 3.35% due 11/28/2032*(8)	18,977	18,895
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(3)	69,850	69,231
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)(10)	71,592	70,948
Bayview Opportunity Master Fund Trust Series 2018-RN2, Class A1 3.60% due 02/25/2033*(8)	32,593	32,341
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(3)	71,594	71,837
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	89,309	89,598
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 3.31% (1 ML+0.85%) due 08/15/2036*(6)	153,000	152,772
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 4.24% due 02/25/2036(3)(4)	114,421	106,381
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 3.71% (1 ML + 1.20%) due 10/25/2027*(4)	150,000	149,958
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.53% due 01/15/2051(3)(6)(7)	212,473	7,832
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(3)(6)(7)	370,444	13,755
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	11,500	11,430
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.29% (3 ML+0.78%) due 04/27/2027*(5)	250,000	248,607
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1AR 3.54% (3 ML+1.10%) due 10/15/2030*(5)	250,000	247,483
CBAM CLO Management LLC FRS Series 2017-3A, Class A 3.68% (3 ML+1.23%) due 10/17/2029*(5)	250,000	248,141
CIFC Funding, Ltd. FRS Series 2014-2RA, Class A1 3.54% (3 ML+1.05%) due 04/24/2030*(5)	250,000	246,077
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	13,636	13,553
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(4)	109,020	108,163
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	120,000	121,575
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	75,000	77,196
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.93% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	57,265	55,767
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	42,360	42,109
Colombia Cent, Ltd. FRS Series 2018-27A, Class A1 3.64% (3 ML+1.15%) due 10/25/2028*(5)	250,000	247,948
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(3)(4)	34,755	34,537
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(3)(4)	55,149	54,517
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	110,000	108,486
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	155,000	157,520

3

Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	155,059	155,720
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	149,000	152,752
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	75,000	77,192
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	41,485	35,542
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.80% due 06/15/2057(3)(6)(7)	1,192,486	45,948
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(6)	125,000	126,654
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(4)	47,612	46,467
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(3)(4)	47,826	47,217
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(3)(4)	44,032	43,307
Deephaven Residential Mtg. Trust VRS Series 2017-1A, Class 1A 2.73% due 12/26/2046*(3)(4)	29,281	28,991
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	59,700	58,898
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 4.18% due 05/25/2035(3)(4)	88,413	88,098
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 3.71% (3 ML+1.22%) due 07/24/2030*(5)	250,000	247,810
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	160,000	158,562
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	40,000	44,506
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	100,789
GS Mtg. Securities Trust Series 2017-CS5, Class A4 3.67% due 03/10/2050(6)	35,124	35,080
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	145,000	146,530
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	144,445
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 4.01% due 04/25/2036(3)(4)	8,104	7,135
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 4.15% due 03/25/2047(3)(4)	22,415	20,070
Home Re, Ltd. FRS Series 2018-1, Class M1 4.11% (1 ML + 1.60%) due 10/25/2028*(4)	60,000	60,073
Impac CMB Trust FRS Series 2005-4, Class 1A1A 3.05% (1 ML+0.54%) due 05/25/2035(4)	62,195	60,632
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	64,000	65,054
JPMDB Commercial Mtg. Securities Trust Series 2017-C7, Class A5 3.41% due 10/15/2050(6)	125,000	122,719
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(8)	134,988	134,533
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*	100,000	98,665
LSTAR Securities Investment, Ltd. FRS Series 2018-1, Class A 3.85% (1 ML+1.55%) due 02/01/2023*(4)	38,096	37,290
LSTAR Securities Investment, Ltd. FRS Series 2017-8, Class A 3.95% (1 ML+1.65%) due 11/01/2022*(4)	46,838	46,919
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 4.05% (1 ML+1.75%) due 10/01/2022*(4)	45,634	45,469
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 4.10% (1 ML+1.75%) due 09/01/2022*(1)(4)	44,247	44,233
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.64% (3 ML+1.16%) due 07/23/2029*(5)	250,000	248,823
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 3.99% (3 ML+1.50%) due 07/25/2026*(5)	250,000	248,459

4

Marlette Funding Trust Series 2017-3A, Class A 2.36% due 12/15/2024*	31,811	31,716
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.68% due 02/25/2035(3)(4)	13,766	14,221
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.55% due 12/25/2034(3)(4)	27,009	27,623
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(8)	87,510	87,193
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.10% due 12/15/2047(3)(6)(7)	346,340	12,811
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	25,758
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.45% due 06/15/2050(3)(6)(7)	128,626	10,489
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(6)	105,000	106,245
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	32,348	24,919
MortgageIT Trust FRS Series 2005-4, Class A1 2.79% (1 ML+0.28%) due 10/25/2035(4)	117,399	115,153
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	57,500	57,141
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	99,797
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A 4.00% due 12/25/2057*(3)	83,624	84,049
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.50% (1 ML+1.50%) due 06/25/2057*(4)	99,927	101,712
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 3.26% (1 ML + 0.75%) due 01/25/2048*(4)	127,636	126,965
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(4)	81,102	81,168
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(4)	73,036	72,934
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(4)	138,400	139,260
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(4)	139,873	141,164
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(4)	111,362	112,034
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(4)	87,557	88,338
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)	115,439	116,036
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(4)	12,135	11,764
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	110,000	109,207
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	82,000	81,467
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	80,440	80,303
OCP CLO, Ltd. FRS Series 2015-9A, Class A1R 3.24% (3 ML+0.80%) due 07/15/2027*(5)	250,000	247,948
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.30% (3 ML+0.85%) due 04/17/2027*(5)	215,000	212,842
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	138,000	135,861
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	43,802	43,905
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.61% (1 ML+0.10%) due 02/25/2037	44,062	26,616
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.57% (3 ML+1.05%) due 04/30/2027*(5)	250,000	247,957
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	21,721	21,663

5

RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	1,554	1,466
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.64% (1 ML+0.13%) due 05/25/2037	106,997	78,830
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*	51,901	51,858
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	48,297	47,737
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	25,245	25,192
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.76% (1 ML+0.25%) due 11/25/2036	195,000	177,868
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	142,512
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	97,672	97,105
TICP CLO III-2 Ltd FRS Series 2018-3R, Class A 3.31% (3 ML+0.84%) due 04/20/2028*(5)	250,000	246,368
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(3)	62,619	61,182
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	55,781	54,664
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	142,703	139,593
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(3)	67,201	65,720
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(3)	100,526	97,810
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(3)	74,408	72,443
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(3)	137,197	134,006
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.92% (1 ML+0.60%) due 02/25/2057*	92,711	92,204
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.53% (3 ML+1.07%) due 10/20/2028*(5)	250,000	249,093
Tryon Park CLO, Ltd. FRS Series 2013-1A, Class A1SR 3.33% (3 ML+0.89%) due 04/15/2029*(5)	405,000	400,141
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 06/25/2047*(8)	42,027	41,823
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(8)	94,319	93,358
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(8)	76,137	76,054
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.97% due 09/25/2048*(8)	90,978	90,485
VOLT LXXIII LLC Series 2018-NPL9, Class A1A 4.46% due 10/25/2048*(8)	120,000	120,031
VOLT LXXIV LLC Series 2018-NP10, Class A1A 4.58% due 11/25/2048*(8)	134,192	134,534
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 3.34% (3 ML+0.90%) due 01/18/2029*(5)	250,000	246,769
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.15% due 09/15/2057(3)(6)(7)	974,256	44,332
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	80,000	81,504
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(3)(6)	10,000	8,792
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 4.09% due 03/25/2035(3)(4)	52,280	53,356
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.75% due 10/25/2036(3)(4)	28,218	27,740
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.83% due 11/25/2034(3)(4)	1,126	1,139
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 4.93% due 01/25/2035(3)(4)	73,039	73,840

6

Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	49,500	46,641
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	83,924
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.78% due 02/15/2044*(3)(6)(7)	498,101	6,939
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,000	149,220
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	130,000	134,094
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	60,000	62,031
Total Asset Backed Securities (cost $13,786,608)		13,741,158
U.S. CORPORATE BONDS & NOTES — 20.1%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	75,000	70,006
Aerospace/Defense-Equipment — 0.3%
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	5,000	4,713
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	110,000	109,569
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	29,768
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	4,828
		148,878
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	10,000	7,750
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	15,000	14,679
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	25,000	24,600
		39,279
Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	30,000	28,740
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	30,000	29,270
salesforce.com, Inc. Senior Notes 3.25% due 04/11/2023	20,000	20,103
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	15,000	15,079
		93,192
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	15,000	13,362
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	10,000	7,712
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	8,210
General Motors Co. Senior Notes 5.40% due 04/01/2048	25,000	21,291
General Motors Co. Senior Notes 5.95% due 04/01/2049	10,000	9,017
General Motors Co. Senior Notes 6.75% due 04/01/2046	45,000	43,565
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	40,000	37,988
		141,145
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	40,000	39,284
Banks-Super Regional — 0.6%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	27,955
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	25,000	23,143
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	126,610
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	65,000	62,405
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	25,000	22,933

7

Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	4,876
		267,922
Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	45,000	43,089
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	10,000	9,659
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	30,000	27,628
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	25,000	25,049
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	4,564
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	39,000	39,830
		149,819
Brewery — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	120,000	113,466
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	5,000	4,637
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	15,000	14,585
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	60,000	58,689
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	35,276
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	8,962
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	40,000	34,809
		270,424
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	36,000	35,119
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	19,000	18,251
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	15,111
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	20,000	19,500
		87,981
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	55,000	52,750
Building-Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	40,000	37,400
Cable/Satellite TV — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	80,000	79,549
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	45,000	42,139
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	55,000	56,537
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	8,602
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	20,000	20,237
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	15,000	13,462
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	20,000	20,309
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	50,000	50,565
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	14,898
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	15,147
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	10,000	10,166

8

Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	20,000	19,245
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	63,000	60,606
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	8,325
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	45,000	44,536
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	50,000	40,195
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	42,977
		547,495
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	5,000	5,125
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	45,000	44,565
		49,690
Chemicals-Diversified — 0.3%
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	70,000	71,551
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	60,000	61,944
		133,495
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	40,000	37,287
Commercial Services-Finance — 0.3%
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	110,000	108,878
Computers — 0.1%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	13,282
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	20,000	18,669
		31,951
Computers-Memory Devices — 0.2%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	75,000	65,062
Containers-Paper/Plastic — 0.1%
Westrock Co. Company Guar. Notes 4.65% due 03/15/2026*	45,000	45,688
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	20,000	19,868
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	35,000	33,688
		53,556
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,228
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	9,729
		18,957
Diversified Banking Institutions — 3.3%
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	15,000	14,748
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	115,000	109,950
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	75,000	71,945
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	45,000	43,252
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045(10)	100,000	98,638
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,556
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	24,099
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	50,000	46,159
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	18,652
Citigroup, Inc. FRS Senior Notes 3.74% (3 ML+1.10%) due 05/17/2024	80,000	78,049

9

Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	19,459
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	85,000	81,924
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	6,818
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046(10)	10,000	9,245
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	35,000	33,992
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	33,340
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	56,875
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	95,000	83,601
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	40,000	38,496
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045(10)	35,000	32,730
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	30,000	34,217
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	50,000	48,299
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	14,881
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	47,345
JPMorgan Chase & Co. FRS Senior Notes 3.72% (3 ML+1.23%) due 10/24/2023	30,000	29,992
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	40,072
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	50,000	49,018
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	5,000	5,633
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	24,470
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	39,041
Morgan Stanley Senior Notes 3.13% due 07/27/2026	11,000	10,171
Morgan Stanley Senior Notes 3.59% due 07/22/2028	105,000	99,278
Morgan Stanley Senior Notes 3.63% due 01/20/2027	15,000	14,256
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	37,712
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	49,327
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	2,000	1,944
		1,452,184
Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	24,764
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	15,000	14,579
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	50,000	48,288
		62,867
Electric-Distribution — 0.1%
Sempra Energy Senior Notes 2.40% due 02/01/2020	30,000	29,597
Electric-Generation — 0.1%
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*	40,000	38,500
Electric-Integrated — 1.3%
AES Corp. Senior Notes 4.00% due 03/15/2021	5,000	4,912
AES Corp. Senior Notes 4.88% due 05/15/2023	10,000	9,775
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	20,000	19,025
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	20,000	19,703

10

Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	45,000	38,773
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	13,313
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	13,549
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	49,604
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	90,000	87,956
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	29,205
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027	100,000	81,605
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	32,000	27,751
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	9,000	7,984
Pacific Gas & Electric Co. Senior Notes 5.13% due 11/15/2043	5,000	4,310
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	45,000	41,695
South Carolina Electric & Gas Co. 1st Mtg. Notes 3.50% due 08/15/2021	10,000	10,028
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.25% due 08/15/2028	15,000	15,551
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	45,000	41,555
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	10,000	9,975
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	5,000	4,734
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,657
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	28,103
		568,763
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029*	10,000	11,671
Electronic Components-Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	45,000	44,438
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	20,000	18,055
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	105,000	99,341
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	45,000	40,370
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	19,434
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	35,000	34,139
		255,777
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,252
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	45,000	43,837
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	13,975
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	45,000	41,287
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	50,000	49,535
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(10)	10,000	190

11

Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(10)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(10)	11,000	1
		192
Finance-Other Services — 0.4%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	157,924
Food-Misc./Diversified — 0.3%
Conagra Brands, Inc. Senior Notes 3.80% due 10/22/2021	10,000	10,003
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,016
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	5,000	4,725
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	30,000	24,715
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	80,000	79,097
		123,556
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	39,191
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	35,000	33,075
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	4,563
		37,638
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	14,736
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	19,527
		34,263
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	40,000	38,100
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	20,000	16,550
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	10,493
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	19,950
Machinery-Electrical — 0.0%
BWX Technologies, Inc. Company Guar. Notes 5.38% due 07/15/2026*	10,000	9,622
Medical Information Systems — 0.1%
IQVIA, Inc. Company Guar. Notes 4.88% due 05/15/2023*	40,000	39,200
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	45,000	43,678
Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	76,838
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	50,000	47,292
		124,130
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	29,326
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	1,985
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	24,941
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	50,000	46,057
		102,309
Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	60,383
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028*	15,000	13,981

12

Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	15,000	12,368
		26,349
Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	14,265
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	60,000	57,326
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	24,097
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	10,147
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	30,000	30,259
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	10,000	10,100
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	40,000	40,491
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	10,000	9,994
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	10,580
		207,259
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	23,188
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	15,000	13,632
		36,820
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	35,000	33,717
Multimedia — 0.4%
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	100,000	99,610
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	11,843
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	60,000	56,298
		167,751
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	50,000	47,375
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.95% due 04/01/2023	15,000	13,238
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	10,139
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	4,921
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	16,000	15,887
Hess Corp. Senior Notes 4.30% due 04/01/2027	60,000	54,980
Hess Corp. Senior Notes 6.00% due 01/15/2040	5,000	4,583
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	45,000	50,169
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	10,000	9,381
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	40,000	36,400
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	23,625
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	25,000	22,625
		232,710
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028*	20,000	18,768
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	15,000	14,490
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	35,000	32,107
		65,365

13

Pharmacy Services — 0.9%
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*	30,000	29,958
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028*	145,000	145,809
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	45,000	44,911
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	23,000	22,414
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	65,000	64,351
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	30,000	29,178
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	34,069
		370,690
Pipelines — 0.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	35,000	33,040
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,375
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	4,950
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	15,000	14,783
EQT Midstream Partners LP Senior Notes 4.75% due 07/15/2023	20,000	19,957
EQT Midstream Partners LP Senior Notes 5.50% due 07/15/2028	25,000	24,485
MPLX LP Senior Notes 4.00% due 03/15/2028	20,000	18,745
MPLX LP Senior Notes 4.13% due 03/01/2027	25,000	23,803
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	8,685
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	4,603
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	14,348
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	43,274
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	9,441
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	10,000	9,778
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	45,000	44,062
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	45,000	42,063
Western Gas Partners LP Senior Notes 4.75% due 08/15/2028	20,000	19,038
		344,430
Real Estate Investment Trusts — 0.7%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	30,000	28,839
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	24,451
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/11/2044*	100,000	99,410
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	83,572
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	70,000	69,569
		305,841
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	30,000	28,275
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	25,000	23,187
		51,462
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	20,000	16,817

14

Retail-Discount — 0.2%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	75,000	75,773
Retail-Restaurants — 0.2%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	35,000	34,823
Starbucks Corp. Senior Notes 3.80% due 08/15/2025	25,000	24,723
Starbucks Corp. Senior Notes 4.00% due 11/15/2028	15,000	14,879
		74,425
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	15,000	13,781
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	45,000	43,271
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	15,000	14,675
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	31,000	29,295
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,535
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	4,489
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	35,000	31,076
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	57,828
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	15,000	14,806
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	15,000	14,059
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	26,000	23,876
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	10,000	9,828
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	15,000	14,494
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	45,000	46,875
		307,107
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	100,000	95,998
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	15,234
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020	50,000	48,832
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	35,000	32,238
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	55,000	45,016
		237,318
Transport-Rail — 0.3%
CSX Corp. Senior Notes 3.25% due 06/01/2027	60,000	56,451
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	55,000	53,938
		110,389
Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	15,000	14,143
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. Senior Notes 3.91% due 08/27/2021*	30,000	30,187
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023*	30,000	29,974
		60,161
Total U.S. Corporate Bonds & Notes (cost $9,136,548)		8,789,998
FOREIGN CORPORATE BONDS & NOTES — 2.9%
Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	65,000	63,054
Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	20,000	16,844

15

Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000		33,970
Methanex Corp. Senior Notes 5.65% due 12/01/2044	10,000		8,971
			42,941
Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	5,000		4,613
Diversified Banking Institutions — 0.5%
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	200,000		193,583
Electric-Generation — 0.4%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000		187,864
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000		14,420
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	40,000		37,600
Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Senior Sec. Notes 6.50% due 03/15/2022*	40,000		40,200
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000		48,349
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	15,000		12,919
			101,468
Medical-Generic Drugs — 0.2%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	20,000		19,681
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	20,000		19,559
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	30,000		29,986
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	8,000		7,291
			76,517
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	75,000		81,000
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	10,000		11,550
			92,550
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	65,000		61,316
Encana Corp. Senior Notes 3.90% due 11/15/2021	30,000		30,025
			91,341
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029	10,000		9,325
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	24,000		19,845
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,676,987	28,833
			58,003
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	15,000		14,458
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	100,000		100,439
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000		52,126
Telephone-Integrated — 0.1%
Telefonica Emisiones SA Company Guar. Notes 7.05% due 06/20/2036	30,000		34,185
Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	25,000		24,750
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	15,000		17,194

16

Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	25,000	23,250
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000	20,300
		43,550
Total Foreign Corporate Bonds & Notes (cost $1,394,657)		1,267,500
MUNICIPAL BONDS & NOTES — 0.8%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	14,253
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	30,000	29,556
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	60,000	76,650
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	15,000	16,143
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	70,000	76,969
State of California General Obligation Bonds 7.55% due 04/01/2039	35,000	50,139
State of Illinois 4.95% due 06/01/2023	30,000	30,460
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	65,000	65,287
Total Municipal Bonds & Notes (cost $355,690)		359,457
U.S. GOVERNMENT AGENCIES — 41.4%
Federal Home Loan Mtg. Corp. — 6.8%
2.50% due 01/01/2028	6,042	5,975
2.50% due 04/01/2028	12,939	12,795
3.00% due 08/01/2027	5,393	5,382
3.00% due 10/01/2042	15,950	15,687
3.00% due 11/01/2042	6,297	6,192
3.00% due 02/01/2043	26,504	26,042
3.00% due 08/01/2043	54,240	53,307
3.00% due January TBA	500,000	487,231
3.50% due 02/01/2042	6,512	6,561
3.50% due 03/01/2042	4,145	4,175
3.50% due 09/01/2043	23,124	23,293
3.50% due January TBA	1,000,000	999,424
Federal Home Loan Mtg. Corp. FRS 3.99% (6 ML+1.49%) due 02/01/2037	1,123	1,155
4.00% due 03/01/2023	472	483
4.00% due 10/01/2043	11,040	11,312
4.00% due January TBA	600,000	611,660
4.50% due 01/01/2039	752	783
4.50% due January TBA	300,000	310,528
5.00% due 12/01/2020	607	619
5.00% due 07/01/2021	2,961	2,981
5.00% due 05/01/2034	9,102	9,702
5.50% due 07/01/2034	5,773	6,219
5.50% due 07/01/2035	5,700	6,147
5.50% due 04/01/2037	2,066	2,229
5.50% due 05/01/2037	2,003	2,159
5.50% due 08/01/2037	11,115	11,972
6.50% due 05/01/2029	1,962	2,162
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.04% due 10/25/2047*(3)(6)	90,000	89,622
Series 2018-K86, Class C 4.29% due 11/25/2051*(3)(6)	14,000	12,589
Series 2010-K8, Class B 5.28% due 09/25/2043*(3)(6)	100,000	102,683
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K064, Class X1 0.61% due 03/25/2027 VRS(3)(6)(7)	377,834	15,887
Series K068, Class A2 3.24% due 08/25/2027(6)	82,000	81,651
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 4.16% (1 ML+1.65%) due 04/25/2043*(4)	28,074	28,108
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(4)	824	789
Series 3883, Class PB 3.00% due 05/15/2041(4)	23,035	23,049
Series 1577, Class PK 6.50% due 09/15/2023(4)	3,779	3,946
Series 1226, Class Z 7.75% due 03/15/2022(4)	408	429
		2,984,928

17

Federal National Mtg. Assoc. — 25.1%
2.50% due 02/01/2043	130,612	123,924
2.50% due 03/01/2043	128,293	121,688
2.64% due 03/01/2027	37,151	36,137
2.66% due 03/01/2027	210,000	201,849
2.78% due 03/01/2027	75,040	72,866
2.88% due 11/01/2027	155,111	149,703
2.97% due 06/01/2027	131,435	129,261
3.00% due 07/01/2027	110,000	107,264
3.00% due 01/01/2028	9,000	9,028
3.00% due January TBA	125,000	124,690
3.16% due 08/01/2027	150,000	147,764
3.50% due 11/01/2047	770,509	770,565
3.50% due January TBA	3,725,000	3,724,345
4.00% due 11/01/2040	53,470	54,981
4.00% due 11/01/2041	2,638	2,716
4.00% due 10/01/2043	47,188	48,254
4.00% due 11/01/2043	6,074	6,236
4.00% due 12/01/2043	31,503	32,486
4.00% due January TBA	3,340,000	3,404,713
Federal National Mtg. Assoc. FRS 4.03% (12 ML+1.57%) due 05/01/2037	1,857	1,935
4.50% due 01/01/2039	1,961	2,053
4.50% due 06/01/2039	29,451	30,646
4.50% due 05/01/2041	5,442	5,687
Federal National Mtg. Assoc. FRS 4.57% (12 ML+1.82%) due 10/01/2040	1,940	2,023
5.00% due 06/01/2019	152	155
5.00% due 07/01/2040	19,290	20,477
5.50% due 06/01/2020	22,003	22,135
5.50% due 07/01/2020	2,579	2,585
5.50% due 03/01/2021	5,834	5,898
5.50% due 04/01/2021	5,512	5,571
5.50% due 06/01/2021	25,546	25,827
5.50% due 10/01/2021	11,659	11,805
5.50% due 12/01/2021	26,815	27,153
5.50% due 06/01/2022	33,913	34,392
5.50% due 12/01/2029	1,164	1,231
5.50% due 05/01/2034	2,573	2,761
5.50% due 08/01/2037	6,373	6,859
5.50% due 06/01/2038	567	608
5.50% due January TBA	200,000	211,625
6.00% due 06/01/2026	10,680	11,459
6.00% due 03/01/2027	14,408	15,460
6.00% due 12/01/2033	1,569	1,711
6.00% due 05/01/2034	6,073	6,620
6.00% due 08/01/2034	513	560
6.00% due 06/01/2040	3,204	3,496
6.00% due January TBA	300,000	322,176
6.50% due 11/01/2035	2,886	3,212
6.50% due 10/01/2037	1,149	1,269
7.00% due 06/01/2037	11,207	12,679
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 6.06% (1 ML+3.55%) due 07/25/2029(4)	35,000	37,093
Series 2016-C07, Class 2M2 6.86% (1 ML+4.35%) due 05/25/2029(4)	70,142	75,960
Federal National Mtg. Assoc. REMIC
Series 2011-117, Class MA 2.00% due 08/25/2040(4)	5,327	5,190
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	19,402	18,598
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	39,290	37,873
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	41,930	41,023
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	36,355	35,579
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	54,395	53,977
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	14,635	14,518
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	32,789	32,503
Series 2017-72, Class B 3.00% due 09/25/2047(4)	50,949	50,762
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	50,506	50,400
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	60,691	60,183
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	22,916	23,405
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	57,859	58,579
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	57,041	57,836
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	59,794	60,482
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	46,425	47,975
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	75,104	76,045
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	56,772	57,636
		10,964,155
Government National Mtg. Assoc. — 9.5%
3.00% due January TBA	700,000	689,322
3.50% due January TBA	1,085,000	1,091,696
4.00% due 10/15/2040	19,098	19,852
4.00% due 02/15/2041	8,960	9,191
4.00% due 09/15/2041	12,593	12,984
4.00% due 10/15/2041	8,828	9,097
4.00% due January TBA	900,000	921,516
4.50% due 06/15/2041	137,604	143,700
4.50% due January TBA	600,000	620,848
5.00% due 01/15/2033	1,420	1,500

18

5.00% due 01/15/2040	47,184		50,183
5.00% due January TBA	300,000		311,637
5.50% due 04/15/2036	80,940		86,291
6.00% due 02/15/2033	15,184		16,290
6.50% due 07/15/2028	59,881		64,487
6.50% due 08/15/2028	3,938		4,241
6.50% due 09/15/2028	7,584		8,449
6.50% due 11/15/2028	10,169		10,951
7.00% due 01/15/2033	5,179		5,902
7.00% due 05/15/2033	7,184		8,151
7.00% due 11/15/2033	3,269		3,711
8.00% due 02/15/2030	1,223		1,263
9.00% due 11/15/2021	83		86
Government National Mtg. Assoc. REMIC
Series 2013-37, Class LG 2.00% due 01/20/2042(4)	58,416		55,768
Series 2005-74, Class HA 7.50% due 09/16/2035(4)	179		192
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	2,184		2,414
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	1,600		1,791
			4,151,513
Total U.S. Government Agencies (cost $17,977,982)			18,100,596
U.S. GOVERNMENT TREASURIES — 12.8%
United States Treasury Bonds — 4.6%
2.25% due 08/15/2046	225,000		192,296
2.50% due 02/15/2045(9)	150,000		135,938
2.88% due 05/15/2028	245,000		248,761
3.00% due 05/15/2045(14)	370,000		369,292
3.00% due 11/15/2045	202,000		201,582
3.00% due 02/15/2048	175,000		174,063
3.63% due 08/15/2043	105,000		116,226
3.63% due 02/15/2044	105,000		116,312
3.75% due 11/15/2043	105,000		118,588
5.00% due 05/15/2037	256,000		336,000
			2,009,058
United States Treasury Notes — 8.2%
0.38% due 07/15/2027 TIPS(11)	1,178,464		1,117,960
1.88% due 01/31/2022	760,000		746,462
2.00% due 02/15/2023	230,000		225,517
2.00% due 02/15/2025	675,000		652,931
2.88% due 05/31/2025	840,000		854,470
			3,597,340
Total U.S. Government Treasuries (cost $5,666,778)			5,606,398
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Sovereign — 1.1%
Abu Dhabi Government Senior Notes 4.13% due 10/11/2047*	200,000		191,500
Government of Romania Senior Notes 6.13% due 01/22/2044(10)	70,000		77,568
Republic of Hungary Senior Bonds 6.38% due 03/29/2021	16,000		16,885
Republic of Panama Senior Notes 4.30% due 04/29/2053	221,000		205,201
Total Foreign Government Obligations (cost $504,739)			491,154
OPTIONS — PURCHASED†(10)(16) — 0.0%
Over the Counter Purchase Options on Interest Rate Swap (cost $14,256)	1,080,000		9,672
Total Long-Term Investment Securities (cost $56,148,882)			56,306,336

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Foreign Government Obligations — 2.2%
Government of Egypt Bills 16.77% due 03/05/2019	EGP	325,000	17,601
Government of Egypt Bills 19.43% due 10/15/2019	EGP	850,000	41,077
Government of Japan Bills (0.26)% due 02/18/2019	JPY	97,700,000	891,563
			950,241
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 2.13% due 01/02/2019	100,000		100,000
Total Short-Term Investment Securities (cost $1,018,045)			1,050,241
REPURCHASE AGREEMENTS(12) — 0.1%
Bank of America Securities LLC Joint Repurchase Agreement(15) (cost $20,000)	20,000		20,000
TOTAL INVESTMENTS (cost $57,186,927)	131.3%		57,376,577
Liabilities in excess of other assets	(31.3)		(13,664,453)
NET ASSETS	100.0%		$43,712,124

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2018, the aggregate value of these securities was $12,864,466 representing 29.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity — maturity date reflects the next call date.

19

(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Collateralized Loan Obligation
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2018.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(10)	Illiquid security. At December 31, 2018, the aggregate value of these securities was $302,221 representing 0.7% of net assets.
(11)	Principal amount of security is adjusted for inflation.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2018, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,227	$806.87	0.01%

(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(15)	See Note 2 for details of Joint Repurchase Agreements
(16)	Options – Purchased

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000’s)	Premiums Paid	Value at December 31, 2018	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 3 Month USD LIBOR-BBA maturing on 12/09/2019	Goldman Sachs International	December 2019	3.20%	$1,080	$14,256	$9,672	$(4,584)

BBA	— British Bankers’ Association
LIBOR	— London Interbank Offered Rate
ARS	— Argentine Peso
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EGP	— Egyptian Pound
EUR	— Euro Currency
JPY	— Japanese Yen
REMIC	— Real Estate Mortgage Investment Conduit
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2018 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

6 ML – 6 Month USD LIBOR

12 ML – 12 Month USD LIBOR

1 Yr USTYCR – 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
14	Short	U.S. Treasury 2 Year Notes	March 2019	2,951,466	2,972,375	(20,909)
6	Long	U.S. Treasury 5 Year Notes	March 2019	676,902	688,125	11,223
19	Short	U.S. Treasury 10 Year Notes	March 2019	2,263,672	2,318,297	(54,625)
29	Short	U.S. Treasury 10 Year Ultra Bonds	March 2019	3,654,469	3,772,266	(117,797)
7	Long	U.S. Treasury Ultra Bonds	March 2019	1,064,148	1,124,594	60,446
						$(121,662)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	360,000	USD	414,718	01/31/2019	$1,285	$—

JPMorgan Chase Bank N.A	JPY	97,700,000	USD	865,269	02/19/2019	—	(29,149)

State Street Bank and Trust Co.	EUR	9,000	USD	10,346	01/31/2019	11	—

Net Unrealized Appreciation (Depreciation)						$1,296	$(29,149)

EUR — Euro Currency

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	355	09/29/2026	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	1.00%/Annually	$8,337	$26,995
USD	295	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(6,396)	11,837
					$1,941	$38,832

BBA — British Bankers’ Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$3,227	$3,227
Other Industries	7,050,184	—	—	7,050,184
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	886,991	—	886,991
Asset Backed Securities:
Diversified Financial Services	—	13,696,925	44,233	13,741,158
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	190	2	192
Other Industries	—	8,789,806	—	8,789,806
Foreign Corporate Bonds & Notes	—	1,267,500	—	1,267,500
Municipal Bond & Notes	—	359,457	—	359,457
U.S. Government Agencies	—	18,100,596	—	18,100,596
U.S. Government Treasuries	—	5,606,398	—	5,606,398
Foreign Government Obligations	—	491,154	—	491,154
Options - Purchased	—	9,672	—	9,672
Short-Term Investment Securities	—	1,050,241	—	1,050,241
Repurchase Agreements	—	20,000	—	20,000
Total Investments at Value	$7,050,184	$50,278,930	$47,463	$57,376,577

Other Financial Instruments:†
Futures Contracts	$71,669	$—	$—	$71,669
Forward Foreign Currency Contracts	—	1,296	—	1,296
Centrally Cleared Interest Rate Swap Contracts	—	38,832	—	38,832
Total Other Financial Instruments	$71,669	$40,128	$—	$111,797

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$193,331	$—	$—	$193,331
Forward Foreign Currency Contracts	—	29,149	—	29,149
Total Other Financial Instruments	$193,331	$29,149	$—	$222,480

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

20

SEASONS SERIES TRUST SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2018 (unaudited)

Security Description	Shares/ Principal Amount(18)	Value (Note 1)
COMMON STOCKS — 72.9%
Advertising Agencies — 0.3%
Omnicom Group, Inc.	5,849	$428,381
Aerospace/Defense — 2.1%
Boeing Co.	6,058	1,953,705
Lockheed Martin Corp.	2,936	768,762
Raytheon Co.	2,422	371,414
Teledyne Technologies, Inc.†	283	58,601
		3,152,482
Aerospace/Defense-Equipment — 0.0%
Curtiss-Wright Corp.	407	41,563
Safran SA	83	9,971
		51,534
Airlines — 1.1%
Delta Air Lines, Inc.	13,486	672,952
Deutsche Lufthansa AG	1,203	27,130
International Consolidated Airlines Group SA	27,942	221,749
Japan Airlines Co., Ltd.	4,100	145,218
United Continental Holdings, Inc.†	6,835	572,295
		1,639,344
Airport Development/Maintenance — 0.1%
Aena SME SA*	1,096	169,932
Apparel Manufacturers — 0.4%
Capri Holdings, Ltd.†	6,050	229,416
Hermes International	408	225,643
JNBY Design, Ltd.	22,000	30,832
Kering SA	116	54,289
Moncler SpA	897	29,974
		570,154
Applications Software — 1.4%
Intuit, Inc.	3,823	752,558
Microsoft Corp.	13,853	1,407,049
		2,159,607
Audio/Video Products — 0.2%
Sony Corp.	5,600	269,679
Auto-Cars/Light Trucks — 0.4%
Fiat Chrysler Automobiles NV†	6,309	91,725
Mitsubishi Motors Corp.	4,000	22,084
Peugeot SA	10,772	228,983
Suzuki Motor Corp.	800	40,480
Toyota Motor Corp.	3,100	180,051
Volkswagen AG (Preference Shares)	382	60,789
		624,112
Auto-Heavy Duty Trucks — 0.2%
Volvo AB, Class B	18,466	242,804
Auto/Truck Parts & Equipment-Original — 0.3%
Allison Transmission Holdings, Inc.	5,318	233,514
Faurecia SA	3,534	132,638
Tupy SA FRS	12,070	63,116
		429,268
Banks-Commercial — 1.8%
ABN AMRO Group NV CVA*	8,524	199,660
Absa Group, Ltd.	6,866	76,645
Abu Dhabi Commercial Bank PJSC	34,288	76,160
Bank Leumi Le-Israel B.M.	9,144	55,362
Bank Tabungan Pensiunan Nasional Syariah Tbk PT†	446,500	55,733
China Construction Bank Corp.	149,000	122,163
Citizens Financial Group, Inc.	11,948	355,214
Credicorp, Ltd.	634	140,539
DNB ASA	1,502	24,092
East West Bancorp, Inc.	1,888	82,185
Hang Seng Bank, Ltd.	8,500	189,852
HDFC Bank, Ltd.	5,259	159,965
Itau Unibanco Holding SA ADR	14,349	131,150
KBC Group NV	685	44,324
Popular, Inc.	1,635	77,205
Resona Holdings, Inc.	43,200	206,648
Sberbank of Russia PJSC ADR	4,422	48,473
Sumitomo Mitsui Trust Holdings, Inc.	2,000	72,798
Swedbank AB, Class A	9,789	218,216
Synovus Financial Corp.	3,905	124,921
TCF Financial Corp.	2,799	54,552
Turkiye Garanti Bankasi AS	37,444	55,484
Wintrust Financial Corp.	808	53,724
		2,625,065
Banks-Super Regional — 0.2%
Comerica, Inc.	4,359	299,420
Moneta Money Bank AS*	18,904	61,009
		360,429
Beverages-Non-alcoholic — 2.1%
Coca-Cola Amatil, Ltd.	4,823	27,820
Coca-Cola Co.	30,915	1,463,825
Coca-Cola European Partners PLC	4,718	216,320
Grape King Bio, Ltd.	9,000	55,484
PepsiCo, Inc.	11,840	1,308,083
		3,071,532
Brewery — 0.3%
Carlsberg A/S, Class B	1,114	118,517
Molson Coors Brewing Co., Class B	4,646	260,919
		379,436
Building & Construction Products-Misc. — 0.0%
Sika AG	167	21,225
Building & Construction-Misc. — 0.3%
CIMIC Group, Ltd.	1,899	58,058
CTCI Corp.	50,000	72,126
HOCHTIEF AG	487	65,638
Kajima Corp.	4,100	54,960
Shimizu Corp.	4,800	39,448
Taisei Corp.	4,800	204,073
		494,303
Building Products-Cement — 0.0%
West China Cement, Ltd.	364,000	48,956
Building-Heavy Construction — 0.1%
ACS Actividades de Construccion y Servicios SA	4,671	179,569
Building-Residential/Commercial — 0.2%
Berkeley Group Holdings PLC	1,014	44,976
Persimmon PLC	7,656	187,567
Taylor Wimpey PLC	60,500	104,648
		337,191

1

Casino Hotels — 0.2%
Caesars Entertainment Corp.†	303	2,057
Crown Resorts, Ltd.	8,408	70,234
Galaxy Entertainment Group, Ltd.	11,000	69,044
Las Vegas Sands Corp.	3,281	170,776
		312,111
Casino Services — 0.0%
Aristocrat Leisure, Ltd.	2,852	43,557
Cellular Telecom — 0.3%
China Mobile, Ltd.	14,500	139,740
Hikari Tsushin, Inc.	200	31,462
NTT DOCOMO, Inc.	4,800	107,784
Safaricom, Ltd.	183,416	40,051
Telstra Corp., Ltd.	45,384	91,099
		410,136
Chemicals-Diversified — 1.2%
Arkema SA	1,197	102,148
BASF SE	2,893	200,197
Celanese Corp.	1,959	176,251
Covestro AG*	2,116	104,684
Evonik Industries AG	1,466	36,615
Huntsman Corp.	9,545	184,123
LyondellBasell Industries NV, Class A	7,232	601,413
Mitsubishi Chemical Holdings Corp.	6,200	46,644
Mitsubishi Gas Chemical Co., Inc.	2,500	37,349
Sasol, Ltd.	3,509	103,710
Sumitomo Chemical Co., Ltd.	17,700	86,559
Westlake Chemical Corp.	1,536	101,637
		1,781,330
Chemicals-Fibers — 0.0%
Indorama Ventures PCL(3)	43,400	72,311
Chemicals-Plastics — 0.1%
Formosa Plastics Corp.	23,000	74,963
Mexichem SAB de CV	22,203	56,390
		131,353
Commercial Services — 0.2%
CoStar Group, Inc.†	540	182,164
ServiceMaster Global Holdings, Inc.†	1,867	68,593
		250,757
Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc.	5,222	684,709
Total System Services, Inc.	2,648	215,256
		899,965
Communications Software — 0.0%
Avaya Holdings Corp.†	595	8,663
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	1,552	127,543
Cadence Design Systems, Inc.†	4,728	205,574
Synopsys, Inc.†	2,354	198,301
		531,418
Computer Data Security — 0.3%
Fortinet, Inc.†	6,187	435,750
Computer Services — 1.6%
Capgemini SE	1,097	108,301
Cognizant Technology Solutions Corp., Class A	6,829	433,505
Fujitsu, Ltd.	900	56,422
Infosys, Ltd.	11,371	107,527
International Business Machines Corp.	13,305	1,512,379
NTT Data Corp.	13,500	147,494
		2,365,628
Computer Software — 0.3%
Citrix Systems, Inc.	3,284	336,479
DuzonBizon Co, Ltd.	930	43,425
		379,904
Computers — 1.5%
Apple, Inc.	13,117	2,069,076
Dell Technologies, Inc., Class C†	2,293	112,081
		2,181,157
Computers-Memory Devices — 0.3%
NetApp, Inc.	7,471	445,795
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	3,431	154,635
Containers-Paper/Plastic — 0.3%
Berry Global Group, Inc.†	3,798	180,519
Packaging Corp. of America	2,565	214,075
		394,594
Cosmetics & Toiletries — 0.7%
L’Oreal SA	961	220,600
LG Household & Health Care, Ltd.	55	54,303
Natura Cosmeticos SA	5,293	61,327
Pigeon Corp.	300	12,954
Pola Orbis Holdings, Inc.	1,400	37,505
Procter & Gamble Co.	6,028	554,094
Unilever PLC	705	36,898
		977,681
Data Processing/Management — 0.3%
Broadridge Financial Solutions, Inc.	2,744	264,110
Dun & Bradstreet Corp.	1,286	183,564
		447,674
Distribution/Wholesale — 0.2%
HD Supply Holdings, Inc.†	3,668	137,623
KAR Auction Services, Inc.	2,940	140,297
		277,920
Diversified Banking Institutions — 3.9%
Citigroup, Inc.	29,790	1,550,867
Goldman Sachs Group, Inc.	1,852	309,376
HSBC Holdings PLC	5,702	46,793
JPMorgan Chase & Co.	23,819	2,325,211
Lloyds Banking Group PLC	254,619	168,246
Macquarie Group, Ltd.	3,134	239,814
Mizuho Financial Group, Inc.	162,500	253,268
Morgan Stanley	17,487	693,359
Sumitomo Mitsui Financial Group, Inc.	7,600	250,624
		5,837,558
Diversified Financial Services — 0.1%
CTBC Financial Holding Co., Ltd.	81,000	52,909
Edelweiss Financial Services, Ltd.	19,776	51,309

2

Hana Financial Group, Inc.	2,314	75,091
		179,309
Diversified Manufacturing Operations — 0.3%
Ingersoll-Rand PLC	4,726	431,153
Diversified Minerals — 0.1%
Anglo American PLC	8,072	178,440
Diversified Operations — 0.1%
Alliance Global Group, Inc.	275,000	62,333
CK Hutchison Holdings, Ltd.	8,000	76,450
		138,783
E-Commerce/Products — 1.2%
Alibaba Group Holding, Ltd. ADR†	2,345	321,429
Amazon.com, Inc.†	986	1,480,943
		1,802,372
E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	382	657,964
E-Services/Consulting — 0.1%
CDW Corp.	2,093	169,638
Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,811	190,305
Brother Industries, Ltd.	1,700	24,953
		215,258
Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	9,821	277,247
Electric-Generation — 0.0%
Vistra Energy Corp. CVR†(1)(3)	1,362	967
Electric-Integrated — 1.6%
AES Corp.	14,015	202,657
AGL Energy, Ltd.	709	10,259
Ameren Corp.	3,620	236,133
CLP Holdings, Ltd.	8,500	95,818
Endesa SA	7,619	175,356
Enel SpA	29,344	169,288
Evergy, Inc.	2,684	152,371
Exelon Corp.	13,281	598,973
Kansai Electric Power Co., Inc.	700	10,511
OGE Energy Corp.	3,821	149,745
Pinnacle West Capital Corp.	2,481	211,381
Public Service Enterprise Group, Inc.	7,899	411,143
RWE AG	1,378	29,957
		2,453,592
Electronic Components-Misc. — 0.2%
Elite Material Co., Ltd.	26,000	54,713
Hoya Corp.	4,000	244,489
		299,202
Electronic Components-Semiconductors — 1.1%
Intel Corp.	15,810	741,963
MediaTek, Inc.	17,000	125,370
Samsung Electronics Co., Ltd.	9,082	314,243
Samsung Electronics Co., Ltd. (Preference Shares)	2,595	74,023
Texas Instruments, Inc.	3,684	348,138
		1,603,737
Electronic Forms — 0.8%
Adobe, Inc.†	5,204	1,177,353
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	7,191	485,105
Electronic Security Devices — 0.1%
Resideo Technologies, Inc.†	6,769	139,103
Energy-Alternate Sources — 0.1%
Canvest Environmental Protection Group Co., Ltd.	182,000	95,527
Engines-Internal Combustion — 0.3%
Cummins, Inc.	3,508	468,809
Enterprise Software/Service — 0.9%
Black Knight, Inc.†	1,943	87,552
Oracle Corp.	26,801	1,210,065
		1,297,617
Entertainment Software — 0.2%
Electronic Arts, Inc.†	2,649	209,033
NetEase, Inc. ADR	206	48,486
		257,519
Finance-Commercial — 0.1%
Larsen & Toubro Infotech, Ltd.*	3,069	75,614
Finance-Consumer Loans — 0.2%
Synchrony Financial	13,366	313,566
Finance-Credit Card — 0.5%
Capital One Financial Corp.	5,831	440,765
Discover Financial Services	5,370	316,723
		757,488
Finance-Investment Banker/Broker — 0.3%
Daiwa Securities Group, Inc.	2,800	14,277
E*TRADE Financial Corp.	9,677	424,627
		438,904
Finance-Leasing Companies — 0.2%
Chailease Holding Co., Ltd.	14,660	45,861
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,500	31,146
ORIX Corp.	15,100	219,397
		296,404
Finance-Mortgage Loan/Banker — 0.1%
Housing Development Finance Corp., Ltd.	3,899	109,772
Finance-Other Services — 0.1%
Deutsche Boerse AG	472	56,761
London Stock Exchange Group PLC	1,031	53,205
Old Mutual, Ltd.	28,480	44,208
		154,174
Fisheries — 0.0%
Mowi ASA	2,199	46,291
Food-Confectionery — 0.2%
Hershey Co.	3,052	327,113

3

Food-Dairy Products — 0.0%
Nestle India, Ltd.	424	67,495
Food-Flour & Grain — 0.0%
Gruma SAB de CV, Class B	5,855	66,104
Food-Meat Products — 0.0%
WH Group, Ltd.*	27,000	20,588
Food-Misc./Diversified — 0.7%
Associated British Foods PLC	4,394	114,279
Mondelez International, Inc., Class A	17,003	680,630
Nestle SA	2,514	204,390
		999,299
Food-Retail — 0.4%
Coles Group, Ltd.†	1,268	10,485
Colruyt SA	894	63,686
Dino Polska SA†*	2,740	70,068
J Sainsbury PLC	19,615	66,142
Koninklijke Ahold Delhaize NV	10,172	256,615
Wesfarmers, Ltd.	1,268	28,796
X5 Retail Group NV GDR	3,269	81,008
		576,800
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	8,503	532,798
Funeral Services & Related Items — 0.0%
Fu Shou Yuan International Group, Ltd.	65,000	48,640
Gambling (Non-Hotel) — 0.1%
Genting Singapore, Ltd.	111,700	79,961
Gas-Distribution — 0.1%
UGI Corp.	4,034	215,214
Hazardous Waste Disposal — 0.0%
Tervita Corp.†	10	46
Hotels/Motels — 0.3%
Extended Stay America, Inc.	5,741	88,985
Hilton Worldwide Holdings, Inc.	4,672	335,450
Wyndham Destinations, Inc.†	2,726	97,700
		522,135
Human Resources — 0.0%
Randstad NV	1,099	50,264
Import/Export — 0.4%
Marubeni Corp.	27,000	187,889
Mitsubishi Corp.	5,200	141,923
Mitsui & Co., Ltd.	13,000	201,476
		531,288
Independent Power Producers — 0.2%
NRG Energy, Inc.	8,660	342,936
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	2,041	307,130
Instruments-Controls — 0.4%
Honeywell International, Inc.	4,769	630,080
Instruments-Scientific — 0.0%
Waters Corp.†	357	67,348
Insurance-Life/Health — 1.3%
Aflac, Inc.	7,682	349,992
AIA Group, Ltd.	19,800	162,880
Athene Holding, Ltd., Class A†	2,972	118,375
Aviva PLC	39,920	190,396
Legal & General Group PLC	76,805	225,367
Lincoln National Corp.	4,453	228,483
Principal Financial Group, Inc.	2,901	128,137
Prudential Financial, Inc.	5,470	446,079
Unum Group	5,187	152,394
		2,002,103
Insurance-Multi-line — 1.2%
Aegon NV	3,920	18,223
Allianz SE	1,719	344,946
Allstate Corp.	2,795	230,951
American Financial Group, Inc.	850	76,950
Hartford Financial Services Group, Inc.	6,952	309,016
MetLife, Inc.	17,806	731,114
Ping An Insurance Group Co. of China, Ltd.	16,500	144,880
		1,856,080
Insurance-Property/Casualty — 0.2%
Berkshire Hathaway, Inc., Class B†	507	103,519
DB Insurance Co., Ltd.	1,123	70,841
Hyundai Marine & Fire Insurance Co., Ltd.	1,695	62,347
		236,707
Insurance-Reinsurance — 0.1%
Reinsurance Group of America, Inc.	719	100,825
Internet Application Software — 0.2%
Tencent Holdings, Ltd.	8,600	340,896
Tencent Holdings, Ltd. ADR	490	19,340
		360,236
Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	6,583	862,966
Internet Content-Information/News — 0.1%
Naspers, Ltd., Class N	713	141,628
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,980	320,819
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	3,118	325,426
Partners Group Holding AG	357	216,996
Schroders PLC	1,955	60,631
		603,053
Machine Tools & Related Products — 0.1%
Sandvik AB	15,085	215,843
Machinery-Electrical — 0.2%
Hitachi, Ltd.	8,800	233,920
Medical Instruments — 0.7%
Medtronic PLC	11,996	1,091,156
Medical Labs & Testing Services — 0.0%
Charles River Laboratories International, Inc.†	619	70,058
Medical Products — 0.5%
Baxter International, Inc.	6,556	431,516
Hill-Rom Holdings, Inc.	1,124	99,530
Koninklijke Philips NV	1,402	49,411

4

Sartorius Stedim Biotech	542	54,080
Siemens Healthineers AG†*	1,112	46,559
Straumann Holding AG	86	54,396
		735,492
Medical-Biomedical/Gene — 1.5%
Advanz Pharma Corp.†	52	976
Amgen, Inc.	6,004	1,168,799
Biogen, Inc.†	1,012	304,531
Celgene Corp.†	2,365	151,573
Gilead Sciences, Inc.	6,051	378,490
Shire PLC	453	26,326
Vertex Pharmaceuticals, Inc.†	1,310	217,080
		2,247,775
Medical-Drugs — 4.6%
AbbVie, Inc.	5,012	462,056
Allergan PLC	1,425	190,466
Astellas Pharma, Inc.	15,900	202,345
Aurobindo Pharma, Ltd.	4,733	49,613
Bayer AG	671	46,528
Bristol-Myers Squibb Co.	4,966	258,133
China Traditional Chinese Medicine Holdings Co., Ltd.	112,000	64,747
Eli Lilly & Co.	8,150	943,118
GlaxoSmithKline PLC	19,192	364,257
Ipsen SA	119	15,348
Johnson & Johnson	8,561	1,104,797
Merck & Co., Inc.	12,671	968,191
Novartis AG	3,529	302,253
Novo Nordisk A/S, Class B	2,378	109,311
Pfizer, Inc.	14,417	629,302
Roche Holding AG	1,947	481,443
Sanofi	2,096	181,134
Shionogi & Co., Ltd.	3,800	215,474
UCB SA	1,426	116,258
Zoetis, Inc.	1,866	159,618
		6,864,392
Medical-HMO — 0.7%
Centene Corp.†	3,087	355,931
Humana, Inc.	774	221,735
UnitedHealth Group, Inc.	1,707	425,248
		1,002,914
Medical-Hospitals — 0.4%
Bangkok Chain Hospital PCL(3)	86,000	44,109
HCA Healthcare, Inc.	4,544	565,501
		609,610
Medical-Wholesale Drug Distribution — 0.4%
Alfresa Holdings Corp.	3,400	87,962
McKesson Corp.	3,831	423,211
Medipal Holdings Corp.	2,900	62,732
		573,905
Metal Processors & Fabrication — 0.0%
Skipper, Ltd.	10,459	13,044
Metal-Copper — 0.3%
Freeport-McMoRan, Inc.	39,855	410,905
Metal-Diversified — 0.3%
Boliden AB	1,410	30,667
Glencore PLC	8,298	30,606
Rio Tinto PLC	6,376	304,013
South32, Ltd.	33,135	78,176
		443,462
Metal-Iron — 0.1%
Vale SA ADR	5,615	74,062
Multimedia — 0.4%
Pearson PLC	9,828	117,164
Twenty-First Century Fox, Inc., Class B	9,001	430,068
		547,232
Networking Products — 1.3%
Cisco Systems, Inc.	45,628	1,977,061
Non-Hazardous Waste Disposal — 0.6%
China Water Affairs Group, Ltd.	120,000	128,617
Republic Services, Inc.	2,424	174,746
Sunny Friend Environmental Technology Co., Ltd.	12,000	78,987
Waste Management, Inc.	5,014	446,196
		828,546
Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,008	160,504
Oil Companies-Exploration & Production — 0.8%
CNOOC, Ltd.	83,000	127,162
ConocoPhillips	16,064	1,001,591
Geopark, Ltd.†	4,616	63,793
Halcon Resources Corp.†	729	1,239
MWO Holdings LLC†(1)(2)(3)	10	338
		1,194,123
Oil Companies-Integrated — 2.3%
BP PLC	19,662	124,056
Chevron Corp.	16,039	1,744,883
Eni SpA	16,100	253,545
Equinor ASA†	10,661	227,358
Exxon Mobil Corp.	1,856	126,561
Lukoil PJSC ADR	2,357	168,255
MOL Hungarian Oil & Gas PLC	7,052	77,406
OMV AG	1,843	80,608
Petroleo Brasileiro SA ADR	8,888	115,633
Royal Dutch Shell PLC, Class B	6,631	197,317
TOTAL SA	7,403	391,086
		3,506,708
Oil Field Machinery & Equipment — 0.0%
Hilong Holding, Ltd.	319,000	29,099
Oil Refining & Marketing — 0.9%
JXTG Holdings, Inc.	2,600	13,628
PBF Energy, Inc., Class A	5,039	164,624
Phillips 66	6,496	559,630
Valero Energy Corp.	7,734	579,818
		1,317,700
Paper & Related Products — 0.1%
UPM-Kymmene Oyj	6,033	153,403
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	1,191	127,878

5

Petrochemicals — 0.0%
Petronas Chemicals Group Bhd	28,400	63,782
Pharmacy Services — 0.4%
Cigna Corp.	3,401	645,918
Physical Therapy/Rehabilitation Centers — 0.1%
Encompass Health Corp.	1,349	83,233
Private Equity — 0.1%
3i Group PLC	12,067	118,480
Publishing-Periodicals — 0.1%
Wolters Kluwer NV	2,645	156,196
Radio — 0.0%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,820	66,976
Real Estate Investment Trusts — 2.0%
AGNC Investment Corp.	14,088	247,103
American Homes 4 Rent, Class A	4,856	96,392
Annaly Capital Management, Inc.	17,625	173,077
Apartment Investment & Management Co., Class A	2,284	100,222
Apple Hospitality REIT, Inc.	3,925	55,970
AvalonBay Communities, Inc.	1,225	213,211
Brixmor Property Group, Inc.	8,532	125,335
Brookfield Property REIT, Inc., Class A	2,422	38,994
Douglas Emmett, Inc.	1,725	58,874
Duke Realty Corp.	5,282	136,804
Equity LifeStyle Properties, Inc.	804	78,093
Gaming and Leisure Properties, Inc.	2,636	85,169
Healthcare Trust of America, Inc., Class A	4,145	104,910
Highwoods Properties, Inc.	1,817	70,300
Hudson Pacific Properties, Inc.	2,034	59,108
Liberty Property Trust	2,007	84,053
Medical Properties Trust, Inc.	6,382	102,623
Mirvac Group	29,046	45,826
New Residential Investment Corp.	10,969	155,869
Paramount Group, Inc.	3,727	46,811
Scentre Group	36,962	101,524
Senior Housing Properties Trust	3,254	38,137
SL Green Realty Corp.	2,092	165,435
Spirit Realty Capital, Inc.	3,279	115,585
Stockland	30,137	74,766
STORE Capital Corp.	4,476	126,716
VICI Properties, Inc.	8,496	159,555
Weingarten Realty Investors	1,870	46,395
Weyerhaeuser Co.	5,989	130,920
		3,037,777
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	4,100	164,164
Jones Lang LaSalle, Inc.	752	95,203
		259,367
Real Estate Operations & Development — 0.4%
Ayala Land, Inc.	74,100	57,343
China Overseas Land & Investment, Ltd.	16,000	55,068
CK Asset Holdings, Ltd.	32,000	232,697
Henderson Land Development Co., Ltd.	16,000	79,318
Kerry Properties, Ltd.	4,500	15,289
KWG Property Holding, Ltd.	49,500	43,347
Logan Property Holdings Co., Ltd.	42,000	52,261
Sun Hung Kai Properties, Ltd.	6,000	85,074
Swire Properties, Ltd.	6,200	21,665
		642,062
Rental Auto/Equipment — 0.1%
Ashtead Group PLC	7,396	153,233
Localiza Rent a Car SA	6,174	47,315
		200,548
Respiratory Products — 0.1%
ResMed, Inc.	1,689	192,326
Retail-Apparel/Shoe — 0.7%
ABC-Mart, Inc.	800	44,308
Fast Retailing Co., Ltd.	200	102,307
Industria de Diseno Textil SA	1,958	49,915
Mavi Giyim Sanayi Ve Ticaret AS*	8,056	49,065
Next PLC	978	49,771
Ross Stores, Inc.	7,739	643,885
Tapestry, Inc.	1,162	39,218
		978,469
Retail-Building Products — 2.1%
Home Depot, Inc.	11,724	2,014,418
Lowe’s Cos., Inc.	12,270	1,133,257
		3,147,675
Retail-Convenience Store — 0.1%
GS Retail Co., Ltd.	2,145	77,836
Retail-Drug Store — 0.6%
Walgreens Boots Alliance, Inc.	13,333	911,044
Retail-Major Department Stores — 0.0%
Matahari Department Store Tbk PT	113,600	44,227
Retail-Misc./Diversified — 0.1%
Poya International Co., Ltd.	8,040	82,660
Retail-Restaurants — 1.3%
Darden Restaurants, Inc.	3,376	337,127
Starbucks Corp.	24,399	1,571,296
		1,908,423
Satellite Telecom — 0.0%
Eutelsat Communications SA	1,429	28,260
Semiconductor Components-Integrated Circuits — 0.6%
NXP Semiconductors NV	9,567	701,070
Taiwan Semiconductor Manufacturing Co., Ltd.	31,039	225,321
		926,391
Semiconductor Equipment — 0.3%
KLA-Tencor Corp.	4,272	382,301
Shipbuilding — 0.0%
Yangzijiang Shipbuilding Holdings, Ltd.	73,000	66,368
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	1,941	148,226
Steel-Producers — 0.2%
ArcelorMittal	4,957	102,279
BlueScope Steel, Ltd.	14,188	109,511

6

Steel Dynamics, Inc.	3,977	119,469
		331,259
Telecom Services — 0.2%
HKT Trust & HKT, Ltd.	23,000	33,115
Telenor ASA	9,855	190,240
		223,355
Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	6,366	171,309
Telephone-Integrated — 1.9%
BT Group PLC	60,520	183,196
Deutsche Telekom AG	11,557	196,315
KDDI Corp.	6,400	152,512
Nippon Telegraph & Telephone Corp.	2,200	89,575
SoftBank Group Corp.	1,300	85,689
Swisscom AG	126	60,298
Telephone & Data Systems, Inc.	2,788	90,722
Verizon Communications, Inc.	36,600	2,057,652
		2,915,959
Television — 0.1%
ProSiebenSat.1 Media SE	3,799	67,568
RTL Group SA	615	32,918
		100,486
Tobacco — 0.2%
Imperial Brands PLC	8,497	256,949
Swedish Match AB	1,892	74,592
		331,541
Toys — 0.1%
Bandai Namco Holdings, Inc.	1,300	58,002
Nintendo Co., Ltd.	500	132,105
		190,107
Transactional Software — 0.1%
Amadeus IT Group SA	2,818	196,215
Transport-Rail — 0.2%
Central Japan Railway Co.	1,200	254,986
Transport-Services — 0.1%
Deutsche Post AG	1,689	46,260
SG Holdings Co., Ltd.	1,900	49,830
		96,090
Travel Services — 0.1%
TUI AG	10,067	144,476
Vitamins & Nutrition Products — 0.0%
TCI Co, Ltd.	4,000	66,668
Water Treatment Systems — 0.1%
Clean TeQ Holdings, Ltd.†	196,300	51,354
Pentair PLC	3,563	134,610
		185,964
Web Portals/ISP — 2.3%
Alphabet, Inc., Class A†	3,232	3,377,311
Wire & Cable Products — 0.0%
KEI Industries, Ltd.	10,042	51,548

Total Common Stocks (cost $110,728,415)		109,220,075
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $9,209)	505	13,600
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 8.40% (3 ML+5.79%) (cost $14,579)	580	14,703
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Super Regional — 0.1%
Fifth Third Bancorp 5.10% due 06/30/2023(4)	9,000	7,819
Wells Fargo & Co. Series U 5.88% due 06/15/2025(4)	85,000	84,018
		91,837
Diversified Banking Institutions — 0.1%
Bank of America Corp. Series Z 6.50% due 10/23/2024(4)	5,000	5,063
Bank of America Corp. Series AA 6.10% due 03/17/2025(4)	61,000	60,085
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(4)	11,000	10,931
JPMorgan Chase & Co. Series Z 5.30% due 05/01/2020(4)	52,000	51,350
		127,429
Electric-Integrated — 0.0%
NextEra Energy Capital Holdings, Inc. 4.80% due 12/01/2077	25,000	21,060
WEC Energy Group, Inc. FRS 4.73% (3 ML+2.11%) due 05/15/2067	50,000	40,796
		61,856
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	37,000	34,641
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	45,000	45,713
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 5.69% (3 ML+2.91%) due 03/07/2067*	10,000	9,300

7

Pipelines — 0.1%
Energy Transfer Partners LP 6.63% due 02/15/2028(4)	70,000	57,750
TransCanada Trust 5.30% due 03/15/2077	40,000	34,525
		92,275
Total Preferred Securities/Capital Securities (cost $490,370)		463,051
ASSET BACKED SECURITIES — 1.7%
Diversified Financial Services — 1.7%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 3.10% (12 MTA+0.94%) due 06/25/2046(5)	12,014	11,033
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(6)(7)(8)	244,803	2
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.44% due 11/10/2041*(6)(7)(8)	25,806	63
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-T22, Class E 5.71% due 04/12/2038*(7)(8)	126,000	130,466
Capmark Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.35% due 07/15/2029(6)(7)(8)	17,812	248
CD Commercial Mtg. Trust VRS Series 2016-CD1, Class XA 1.43% due 08/10/2049(6)(7)(8)	286,775	22,690
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.80% due 09/10/2045*(6)(7)(8)	242,147	12,106
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(8)	50,000	50,430
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(7)(8)	68,000	67,121
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 4.54% due 05/25/2035(5)(7)	24,404	24,915
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.44% due 12/10/2046*(6)(7)(8)	130,222	1
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 0.95% due 12/10/2047(6)(7)(8)	412,720	16,425
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.08% due 05/10/2047(6)(7)(8)	335,764	12,838
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 1.10% due 08/10/2050(6)(7)(8)	508,205	17,612
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 1.12% due 11/10/2047(6)(7)(8)	294,967	13,247
Commercial Mtg. Trust VRS Series 2014-CR18, Class XA 1.15% due 07/15/2047(6)(7)(8)	114,800	4,174
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.16% due 08/10/2046(6)(7)(8)	291,125	11,706
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 1.18% due 08/10/2047(6)(7)(8)	951,852	38,377
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.18% due 08/10/2047(6)(7)(8)	338,937	14,775
Commercial Mtg. Trust Series LC6, Class AM 3.28% due 01/10/2046(8)	59,000	58,655
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.47% due 12/10/2047(7)(8)	39,000	37,999
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(7)(8)	12,000	12,626
Commercial Mtg. Trust VRS Series 2010-C1, Class D 6.13% due 07/10/2046*(7)(8)	78,000	79,564
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.01% due 05/15/2038*(6)(7)(8)	10,398	74
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.61% due 02/15/2040*(6)(7)(8)	98,239	386
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.69% due 09/15/2039*(6)(7)(8)	3,125	0
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class XA 0.92% due 04/15/2050(6)(7)(8)	1,056,840	42,395
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.30% due 04/15/2050(7)(8)	81,000	79,333
CSMC Trust VRS Series 2016-NXSR, Class C 4.36% due 12/15/2049(7)(8)	37,000	36,136
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.34% due 08/10/2044*(7)(8)	100,000	102,533
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.98% due 05/10/2043*(6)(7)(8)	10,846	0
GS Mtg. Securities Corp. VRS Series 2015-GC30, Class XA 0.86% due 05/10/2050(6)(7)(8)	400,069	14,402
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.52% due 02/10/2046(6)(7)(8)	794,454	40,742

8

GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(8)	33,000	32,753
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.69% due 06/10/2047(7)(8)	68,000	67,877
GS Mtg. Securities Trust VRS Series 2011-GC5, Class C 5.39% due 08/10/2044*(7)(8)	100,000	100,985
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.36% due 09/12/2037*(6)(7)(8)	117,699	127
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(8)	22,000	21,589
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(7)(8)	69,000	67,871
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(8)	19,000	19,278
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.14% due 05/15/2045(7)(8)	57,000	56,289
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.80% due 01/15/2047(6)(7)(8)	684,455	21,655
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.56% due 09/15/2047(7)(8)	19,000	18,516
JPMBB Commercial Mtg. Securities Trust VRS Series C14, Class C 4.57% due 08/15/2046(7)(8)	79,000	80,200
JPMBB Commercial Mtg. Securities Trust VRS Series C15, Class B 4.93% due 11/15/2045(7)(8)	38,000	39,302
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class C 5.20% due 11/15/2045(7)(8)	55,000	56,442
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.32% due 11/15/2040*(6)(7)(8)	68,138	133
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.32% due 04/15/2041(7)(8)	16,364	16,668
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.68% due 02/25/2035(5)(7)	10,325	10,666
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.00% due 06/12/2043*(6)(7)(8)	38,501	1
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.24% due 07/15/2045*(6)(7)(8)	6,511	193
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.72% due 05/15/2044*(6)(7)(8)	753	96
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.19% due 08/15/2047(6)(7)(8)	153,558	5,670
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C8, Class B 3.56% due 12/15/2048(7)(8)	19,000	18,750
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class C 4.46% due 08/15/2047(7)(8)	85,000	84,167
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C18, Class C 4.49% due 10/15/2047(7)(8)	63,000	62,367
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C12, Class C 4.77% due 10/15/2046(7)(8)	55,000	57,316
Morgan Stanley Capital I Trust VRS Series C3, Class D 5.15% due 07/15/2049*(7)(8)	43,000	44,138
Towd Point Asset Trust FRS Series SL1, Class A 3.11% (1 ML+0.60%) due 01/25/2046*	85,787	85,477
UBS-Barclays Commercial Mtg. Trust VRS
Series 2012-C3 Class C
5.03% due 08/10/2049*(7)(8)	25,000	25,482
UBS-Citigroup Commercial Mtg. Trust Series 2011-C1, Class AS 5.15% due 01/10/2045*(8)	23,000	24,098
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.00% due 04/15/2042*(6)(7)(8)	31,448	0
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005, Class AR19 2.86% (1 ML+0.35%) due 12/25/2045(5)	11,305	11,189

9

WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 3.43% (1 ML+0.92%) due 10/25/2044(5)	34,309	34,228
Wells Fargo Commercial Mtg. Trust Series 2016-BNK1, Class AS 2.81% due 08/15/2049(8)	29,000	26,946
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.21% due 03/15/2045*(6)(7)(8)	242,775	9,756
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.56% due 12/15/2045*(6)(7)(8)	179,476	9,082
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 1.88% due 11/15/2045*(6)(7)(8)	118,374	6,958
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class AS 3.24% due 12/15/2045(8)	23,000	22,688
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(8)	47,000	47,137
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class AS 3.66% due 08/15/2045(8)	18,000	18,154
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(7)(8)	24,000	24,930
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.38% due 12/15/2045(7)(8)	18,000	17,312
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS CMBS 4.3 4.39% due 12/15/2046(7)(8)	67,000	69,561
WF-RBS Commercial Mtg. Trust VRS Series 2013-C16, Class AS 4.67% due 09/15/2046(7)(8)	20,000	21,054
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.78% due 11/15/2045*(7)(8)	51,000	49,361
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.82% due 06/15/2045*(7)(8)	55,000	51,034
WF-RBS Commercial Mtg. Trust VRS Series 2011-C5, Class C 5.67% due 11/15/2044*(7)(8)	100,000	104,030
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.68% due 03/15/2044*(7)(8)	34,000	30,889
Total Asset Backed Securities (cost $3,270,898)		2,525,489
CONVERTIBLE BONDS & NOTES — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026 (cost $4,653)	5,000	4,038
U.S. CORPORATE BONDS & NOTES — 6.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.65% due 10/01/2028	71,000	70,074
Omnicom Group, Inc. Senior Notes 3.60% due 04/15/2026	15,000	14,356
		84,430
Advertising Sales — 0.0%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	2,000	1,970
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	9,825
		11,795
Aerospace/Defense — 0.0%
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	55,000	51,315
Aerospace/Defense-Equipment — 0.1%
L3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	38,000	36,786
L3 Technologies, Inc. Company Guar. Notes 4.40% due 06/15/2028	25,000	24,994
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	25,000	23,250
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	3,000	2,918
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	5,000	4,775
		92,723
Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	65,000	63,525
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	15,000	11,625
		75,150
Airlines — 0.0%
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	1,150	1,187

10

United Airline Pass-Through Trust Pass-Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	7,093	7,376
		8,563
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	9,375
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	18,647
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	38,000	36,404
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	75,000	75,396
		130,447
Auto-Cars/Light Trucks — 0.1%
BMW US Capital LLC Company Guar. Notes 2.80% due 04/11/2026*	31,000	28,417
BMW US Capital LLC Company Guar. Notes 3.40% due 08/13/2021*	15,000	14,938
BMW US Capital LLC Company Guar. Notes 3.95% due 08/14/2028*	35,000	34,126
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	8,000	7,182
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	8,529
		93,192
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	17,800
Navistar International Corp. Company Guar. Notes 6.63% due 11/01/2025*	25,000	24,125
		41,925
Auto-Truck Trailers — 0.0%
Wabash National Corp. Company Guar. Notes 5.50% due 10/01/2025*	20,000	17,125
Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	8,000	8,140
Lear Corp. Senior Notes 3.80% due 09/15/2027	53,000	48,413
		56,553
Banks-Commercial — 0.0%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	2,000	1,972
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	16,000	15,680
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	38,000	37,145
		54,797
Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	10,000	8,575
Freedom Mtg. Corp. Senior Notes 8.25% due 04/15/2025*	15,000	12,825
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	13,500
		34,900
Banks-Super Regional — 0.0%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	15,000	14,432
Batteries/Battery Systems — 0.0%
Energizer Gamma Acquisition, Inc. Senior Sec. Notes 6.38% due 07/15/2026*	5,000	4,588
Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028*	71,000	70,464
Brewery — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	18,000	17,020
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Class B 6.50% due 11/15/2022	28,000	28,000
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019†(9)(10)	21,000	14,070
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	15,000	14,025

11

Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	13,162
		69,257
Building & Construction Products-Misc. — 0.1%
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	20,000	18,650
Builders FirstSource, Inc. Senior Sec. Notes 5.63% due 09/01/2024*	20,000	18,550
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	4,850
Louisiana-Pacific Corp. Senior Notes 4.88% due 09/15/2024	15,000	14,475
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	50,000	43,750
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	18,775
USG Corp. Company Guar. Notes 4.88% due 06/01/2027*	15,000	15,112
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	10,000	10,075
		144,237
Building & Construction-Misc. — 0.0%
NCI Building Systems, Inc. Company Guar. Notes 8.00% due 04/15/2026*	15,000	13,725
TopBuild Corp. Company Guar. Notes 5.63% due 05/01/2026*	15,000	13,725
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	10,285
		37,735
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	18,000	16,560
Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	5,000	4,375
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	4,225
		8,600
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	25,000	23,438
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	20,000	17,050
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	20,000	20,325
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	10,000	9,700
		47,075
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	26,284
Lennar Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	15,000
PulteGroup, Inc.
Company Guar. Notes
5.50% due 03/01/2026	10,000	9,625
PulteGroup, Inc.
Company Guar. Notes
7.88% due 06/15/2032	20,000	20,700
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	10,000	8,925
		80,534
Cable/Satellite TV — 0.3%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,075
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	15,000	14,587
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	20,000	19,225
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	20,000	19,600
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	35,000	34,825
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	12,000	11,932

12

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	22,000	19,936
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	28,000	28,782
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	12,149
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	55,000	52,625
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	27,000	24,194
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	11,970
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	25,000	23,049
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	51,000	46,729
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	29,000	29,725
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	40,000	32,200
		387,603
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	5,000	4,675
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	4,837
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,100
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	20,000	20,200
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Sec. Notes 10.25% due 11/15/2022*	25,000	26,500
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	15,375
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	20,550
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	15,019
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	9,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	25,000	22,000
		148,606
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	5,000	5,138
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	20,000	19,400
		24,538
Cellular Telecom — 0.1%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	6,143
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	15,000	14,855
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	16,376
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	44,129
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	4,875
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	5,000	4,587
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	10,000	9,050
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	15,000	14,475
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,024
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	30,000	30,300
		149,814

13

Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	19,000	19,529
Dow Chemical Co. Senior Notes 4.80% due 11/30/2028*	25,000	25,437
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	31,000	28,423
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	14,000	11,732
		85,121
Chemicals-Specialty — 0.1%
Chemours Co. Company Guar. Notes 5.38% due 05/15/2027	10,000	9,000
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	5,000	5,050
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	10,000	10,075
Cornerstone Chemical Co. Senior Sec. Notes 6.75% due 08/15/2024*	5,000	4,387
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	35,000	34,125
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	14,035
Ingevity Corp. Senior Notes 4.50% due 02/01/2026*	20,000	18,100
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	40,000	40,590
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	10,000	9,200
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	15,000	13,875
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	10,000	9,950
		168,387
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	20,000	18,600
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	32,626
Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	65,000	62,741
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	25,000	23,875
TMS International Corp. Senior Notes 7.25% due 08/15/2025*	15,000	14,025
		100,641
Commercial Services-Finance — 0.0%
IHS Markit, Ltd. Senior Notes 4.75% due 08/01/2028	20,000	19,584
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	20,000	19,300
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	15,000	15,476
		54,360
Computer Services — 0.0%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	25,000	22,875
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	19,000	14,820
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	28,436
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	90,000	90,407
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	20,000	20,350
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	8,662
		147,855
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	50,000	43,375

14

Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	5,000	4,853
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	10,000	9,497
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	5,000	4,813
		14,310
Containers-Metal/Glass — 0.0%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	15,000	14,100
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	35,000	31,412
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	10,650
		56,162
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	5,000	4,575
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	15,000	14,836
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	6,000	5,970
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*	5,000	4,712
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	10,000	8,900
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	10,000	9,000
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,277
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	25,392
		74,662
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	75,000	74,506
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	9,825
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	25,000	24,375
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	80,000	79,840
		188,546
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	15,300
Disposable Medical Products — 0.0%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	10,000	9,575
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	5,000	4,950
American Builders & Contractors Supply Co., Inc.
Company Guar. Notes
5.88% due 05/15/2026*	5,000	4,738
Univar USA, Inc.
Company Guar. Notes
6.75% due 07/15/2023*	10,000	9,900
		19,588
Diversified Banking Institutions — 0.3%
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	40,000	37,787
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	105,000	101,201
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	60,000	56,439
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	75,000	72,179
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037(3)	9,000	10,163
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	50,000	50,090
JPMorgan Chase & Co. Senior Notes 3.96% due 11/15/2048	85,000	75,239
		403,098

15

Diversified Financial Services — 0.0%
CNG Holdings, Inc. Senior Sec. Notes 9.38% due 05/15/2020*	15,000	14,025
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	30,000	28,964
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	30,000	29,313
		58,277
E-Commerce/Services — 0.0%
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	15,000	13,763
Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*	15,000	14,363
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	29,011
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	13,000	12,328
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*	25,000	24,062
		36,390
Electric-Integrated — 0.2%
AES Corp. Senior Notes 4.50% due 03/15/2023	5,000	4,875
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	5,865
AES Corp. Senior Notes 5.13% due 09/01/2027	20,000	19,200
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	29,775
American Electric Power Co., Inc. Senior Notes 4.30% due 12/01/2028	40,000	40,645
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	22,271
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	29,925
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,162
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	9,743
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	54,000	52,337
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	6,000	5,990
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	38,022
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	9,735
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	18,708
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	25,000	24,439
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
Escrow Notes
11.50% due 10/01/2020†(3)	11,000	61
Texas-New Mexico Power Co. 1st Mtg. Notes 9.50% due 04/01/2019*	25,000	25,378
		343,131
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	20,487
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	46,000	41,267
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	50,000	48,771
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026*	5,000	4,775
		94,813
Electronic Measurement Instruments — 0.0%
Itron, Inc. Company Guar. Notes 5.00% due 01/15/2026*	20,000	18,300
Electronic Security Devices — 0.0%
Resideo Funding, Inc. Company Guar. Notes 6.13% due 11/01/2026*	10,000	9,850

16

Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	30,488
Enterprise Software/Service — 0.1%
Infor Software Parent LLC/Infor Software Parent, Inc. Senior Notes 7.13% due 05/01/2021*(11)	25,000	24,312
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	7,000	7,021
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	20,000	19,343
Oracle Corp. Senior Notes 2.65% due 07/15/2026	30,000	27,803
		78,479
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	45,000	44,775
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	14,490
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	36,000	39,960
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021	6,000	5,985
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	5,000	5,100
		110,310
Finance-Commercial — 0.0%
ASP AMC Merger Sub, Inc. Senior Notes 8.00% due 05/15/2025*	15,000	7,950
Finance-Consumer Loans — 0.0%
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 11.13% due 04/01/2023*	10,000	8,047
Finance-Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	14,625
Finance-Investment Banker/Broker — 0.1%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	39,000	41,351
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*	15,000	14,813
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	20,000	18,750
		74,914
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	15,000	13,416
Air Lease Corp. Senior Notes 4.63% due 10/01/2028	60,000	56,672
		70,088
Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mortgage Holdings, Inc. Company Guar. Notes 8.13% due 07/15/2023*	10,000	9,750
Nationstar Mortgage Holdings, Inc. Company Guar. Notes 9.13% due 07/15/2026*	5,000	4,863
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	25,000	24,375
		38,988
Finance-Other Services — 0.0%
BGC Partners, Inc.
Senior Notes
5.13% due 05/27/2021	5,000	5,043
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	25,000	23,125
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	20,000	17,850
		46,018
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	15,000	12,000
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	60,000	49,430
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	48,000	46,080
		95,510
Food-Retail — 0.0%
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	10,000	7,200
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	9,250

17

Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 6.63% due 06/01/2026*	10,000	9,800
Service Corp. International Senior Notes 4.63% due 12/15/2027	15,000	14,100
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,035
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	23,760
		61,695
Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	20,000	17,200
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	5,000	5,150
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	40,000	40,600
		62,950
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	30,000	26,925
Home Decoration Products — 0.0%
Newell Brands, Inc.. Senior Notes 4.20% due 04/01/2026	30,000	29,320
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 12.50% due 11/01/2021*	5,000	5,350
Hotels/Motels — 0.1%
Diamond Resorts International, Inc. Senior Sec. Notes 7.75% due 09/01/2023*	10,000	9,600
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	5,000	4,725
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	55,000	51,562
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*	10,000	9,600
		75,487
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	10,000	9,125
Calpine Corp. Senior Notes 5.75% due 01/15/2025	20,000	18,300
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	2,940
GenOn Energy, Inc. Escrow Notes 9.88% due 10/15/2020†(3)	20,000	7,654
GenOn Energy, Inc./NRG Americas, Inc. FRS Sec. Notes 9.39% (3 ML + 6.50%) due 12/01/2023	4,336	4,249
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	10,000	9,600
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	15,000	15,113
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,375
Vistra Energy Corp. Company Guar. Notes 8.13% due 01/30/2026*	10,000	10,800
Vistra Energy Corp. Company Guar. Notes 7.63% due 11/01/2024	10,000	10,550
		98,706
Insurance Brokers — 0.0%
Alliant Holdings Intermediated LLC Senior Notes 8.25% due 08/01/2023*	10,000	9,850
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	20,000	18,050
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	9,181
		37,081
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	25,000	23,813
OneAmerica Financial Partners, Inc. Senior Notes 7.00% due 10/15/2033*	20,000	24,612
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	19,503
		67,928
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 03/30/2040	25,000	29,486

18

Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	67,452
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	25,391
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	10,000	9,125
Netflix, Inc. Senior Notes 5.88% due 11/15/2028*	10,000	9,717
Netflix, Inc. Senior Notes 6.38% due 05/15/2029*	5,000	4,931
		23,773
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. Senior Notes 4.88% due 04/15/2045*	15,000	13,372
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Senior Notes 4.60% due 05/15/2028	35,000	34,431
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	14,963
		49,394
Machinery-Electrical — 0.0%
Vertiv Group Corp. Senior Notes 9.25% due 10/15/2024*	10,000	9,200
Vertiv Intermediate Holding Corp. Senior Notes 12.00% due 02/15/2022*(11)	5,000	4,600
		13,800
Machinery-General Industrial — 0.0%
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	25,000	22,687
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	20,000	19,700
Tennant Co. Company Guar. Notes 5.63% due 05/01/2025	10,000	9,425
		51,812
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	41,000	38,779
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	36,000	33,860
		72,639
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	12,000	10,905
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	23,000	21,670
		32,575
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,000	3,837
Bausch Health Cos, Inc. Company Guar. Notes 9.25% due 04/01/2026*	10,000	10,000
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	20,000	15,200
Valeant Pharmaceuticals International Company Guar. Notes 8.50% due 01/31/2027*	10,000	9,700
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	75,000	73,478
		112,215
Medical-HMO — 0.2%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	14,812
Centene Corp. Senior Notes 5.38% due 06/01/2026*	5,000	4,862
Centene Corp. Senior Notes 6.13% due 02/15/2024	15,000	15,356
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023*	98,000	97,674
Molina Healthcare, Inc. Company Guar. Notes 4.88% due 06/15/2025*	5,000	4,563
Molina Healthcare, Inc. Company Guar. Notes 5.38% due 11/15/2022	10,000	9,650
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	80,000	80,872
WellCare Health Plans, Inc. Senior Notes 5.25% due 04/01/2025	5,000	4,813

19

WellCare Health Plans, Inc. Senior Notes 5.38% due 08/15/2026*	5,000	4,825
		237,427
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	35,000	31,808
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	25,000	11,375
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*	22,000	16,060
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	5,000	4,950
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	30,000	29,775
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	30,000	28,425
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	24,000	24,600
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,188
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	14,175
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	5,000	5,012
		169,368
Medical-Outpatient/Home Medical — 0.0%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	35,000	29,575
Metal Processors & Fabrication — 0.0%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	20,000	17,700
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	10,000	9,400
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	10,000	9,500
Zekelman Industries, Inc. Senior Sec. Notes 9.88% due 06/15/2023*	10,000	10,525
		47,125
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	5,000	3,806
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	15,000	15,469
		19,275
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	15,063
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	33,702
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*	10,000	10,075
		58,840
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 4.75% due 09/15/2044	20,000	21,298
21st Century Fox America, Inc.
Company Guar. Notes
7.75% due 01/20/2024	20,000	23,516
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	14,682
		59,496
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	10,000	9,725
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	5,000	4,775
		14,500
Non-Hazardous Waste Disposal — 0.0%
Covanta Holding Corp. Senior Notes 6.00% due 01/01/2027	5,000	4,475
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	45,000	45,029
		49,504
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	15,000	11,356
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024	30,000	18,600

20

Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	6,000	5,640
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	10,615
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	4,750
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 7.00% due 11/01/2026*	5,000	4,525
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	6,000	6,137
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020	10,000	8,800
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	14,000	9,485
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025	40,000	35,300
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	5,000	4,200
Comstock Escrow Corp. Senior Notes 9.75% due 08/15/2026*	20,000	16,900
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	43,000	40,479
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	10,000	9,467
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	10,000	8,851
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	20,000	17,200
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	10,000	9,000
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	10,000	7,275
Denbury Resources, Inc. Sec. Notes 7.50% due 02/15/2024*	10,000	8,050
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	12,000	11,160
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024	5,000	4,825
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	25,000	24,375
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	5,000	5,125
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	20,000	20,404
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	65,000	66,714
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 7.75% due 05/15/2026*	10,000	8,850
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	10,000	7,450
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Bonds 8.00% due 02/15/2025*	5,000	2,063
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	5,000	3,888
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Notes 9.38% due 05/01/2024*	13,000	5,785
EQT Corp. Senior Notes 3.90% due 10/01/2027	30,000	25,862
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. Senior Notes 5.63% due 02/15/2026*	25,000	24,187
Indigo Natural Resources LLC Senior Notes 6.88% due 02/15/2026*	15,000	12,900
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026*	15,000	13,950
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	15,000	14,700
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	15,000	15,150
Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	10,000	8,400

21

Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	15,000	14,137
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	5,000	4,619
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	15,000	14,512
SM Energy Co. Senior Notes 5.00% due 01/15/2024	10,000	8,700
SM Energy Co. Senior Notes 6.13% due 11/15/2022	4,000	3,780
SM Energy Co. Senior Notes 6.63% due 01/15/2027	5,000	4,425
SM Energy Co. Senior Notes 6.75% due 09/15/2026	5,000	4,475
Whiting Petroleum Corp. Company Guar. Notes 6.63% due 01/15/2026	15,000	12,862
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	10,000	9,050
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	4,000	3,890
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	10,000	10,450
		591,962
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	20,000	18,806
BP Capital Markets America, Inc. Company Guar. Notes 3.94% due 09/21/2028	58,000	58,200
		77,006
Oil-Field Services — 0.1%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	20,000	19,399
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019†(2)(3)	20,000	2
FTS International, Inc. Senior Notes 6.25% due 05/01/2022	10,000	8,850
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	5,000	4,750
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	5,000	4,250
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	20,000	15,900
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022†(2)(3)	5,000	1
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026*	10,000	9,600
		62,752
Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	6,652
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026	5,000	4,475
Mercer International, Inc. Senior Notes 6.50% due 02/01/2024	10,000	9,775
Mercer International, Inc. Senior Notes 7.75% due 12/01/2022	4,000	4,120
		25,022
Pharmacy Services — 0.1%
BioScrip, Inc. Company Guar. Notes 8.88% due 02/15/2021	15,000	13,987
CVS Health Corp. Senior Notes 4.75% due 12/01/2022	2,000	2,064
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	19,000	18,207
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	6,000	5,836
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	61,601	71,208
		111,302
Pipelines — 0.3%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	40,000	37,762
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	25,000	24,875
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	5,000	4,888

22

DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	10,000	9,850
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	36,217
Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	5,000	4,875
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	67,000	68,172
Energy Transfer LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	9,003
Energy Transfer Partners LP Company Guar. Notes 5.20% due 02/01/2022	15,000	15,404
Energy Transfer Partners LP Company Guar. Notes 6.50% due 02/01/2042	6,000	5,988
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	15,000	13,296
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	25,000	24,500
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	3,824
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	28,728
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	35,000	33,478
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	35,000	35,117
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	10,000	9,600
Targa Resources Partners LP Company Guar. Notes 5.00% due 01/15/2028	50,000	45,250
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	5,000	4,906
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	51,000	50,822
Williams Cos., Inc. Senior Notes 7.75% due 06/15/2031	10,000	12,080
		478,635
Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	13,720
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	11,000	10,986
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 02/01/2022	5,000	4,938
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	9,900
		39,544
Publishing-Periodicals — 0.0%
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026*	20,000	19,550
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	20,000	18,100
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	10,000	8,950
Radio — 0.1%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	35,000	32,550
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	75,000	68,531
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	9,000	9,023
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	5,000	4,600
		114,704
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	25,000	23,258
American Tower Corp. Senior Notes 3.55% due 07/15/2027	20,000	18,762
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	26,000	24,103
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	55,000	52,046

23

Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	4,635
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	11,319
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	100,000	99,570
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	25,000	24,437
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	5,000	5,037
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	20,000	18,600
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	10,000	9,929
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	10,000	9,890
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	18,000	16,480
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	9,740
Iron Mountain US Holdings, Inc. Company Guar. Notes 5.38% due 06/01/2026*	10,000	9,100
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	15,000	13,087
Iron Mountain, Inc. Company Guar. Notes 5.25% due 03/15/2028*	5,000	4,413
iStar, Inc. Senior Notes 5.25% due 09/15/2022	5,000	4,675
iStar, Inc. Senior Notes 6.00% due 04/01/2022	5,000	4,838
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 01/15/2028	5,000	4,375
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	5,000	4,950
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	10,000	9,657
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	25,000	25,371
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	15,000	13,500
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	25,000	25,275
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	24,457
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	35,521
		507,025
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	17,430
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	13,542
		30,972
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	25,000	23,500
WeWork Cos., Inc. Company Guar. Notes 7.88% due 05/01/2025*	20,000	17,750
		41,250
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	14,926
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	42,638
		57,564
Research & Development — 0.0%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	10,000	9,570
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	20,000	18,850
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	20,000	18,850
		37,700

24

Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	3,000	3,065
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	9,363
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	15,000	13,950
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	13,965
		40,343
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	10,000	8,788
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	10,000	9,900
		18,688
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	9,771
Retail-Drug Store — 0.0%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	20,000	15,800
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	20,000	18,818
		34,618
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	14,495
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	4,125
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(12)	5,485	2,304
		6,429
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Company Guar. Notes 7.13% due 03/15/2023*	5,000	2,913
Retail-Regional Department Stores — 0.0%
Neiman Marcus Group LLC Senior Sec. Notes 7.13% due 06/01/2028	5,000	3,450
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	20,000	17,500
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	20,000	18,850
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	15,000	14,400
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	9,300
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	10,000	9,650
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	10,000	9,675
		79,375
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	13,965	13,686
Software Tools — 0.0%
VMware, Inc. Senior Notes 3.90% due 08/21/2027	15,000	13,305
Specified Purpose Acquisitions — 0.0%
Trident Merger Sub, Inc. Senior Notes 6.63% due 11/01/2025*	10,000	8,950
Steel-Producers — 0.0%
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 7.25% due 09/01/2025*	15,000	14,887
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	5,000	4,594
Steel Dynamics, Inc. Company Guar. Notes 5.00% due 12/15/2026	5,000	4,738
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	14,850
		39,069
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	10,000	9,800
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	5,000	5,100
		14,900

25

Telecommunication Equipment — 0.0%
Aveta, Inc. Escrow Notes 7.00% due 04/01/2019†(2)(3)	31,000	0
CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	5,000	4,050
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	25,000	22,750
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	20,000	18,600
		45,400
Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	65,000	62,502
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	4,439
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	15,000	13,125
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	10,000	6,950
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	10,000	6,225
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	60,000	56,700
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	15,000	15,062
		165,003
Television — 0.1%
CBS Corp. Company Guar. Notes 2.90% due 01/15/2027	18,000	15,960
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	6,000	5,813
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	21,000	18,654
Gray Escrow, Inc. Senior Notes 7.00% due 05/15/2027*	20,000	19,463
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	10,000	9,323
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	25,000	23,438
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	10,000	10,050
		102,701
Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	8,800
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026	10,000	8,575
AMC Entertainment Holdings, Inc. Company Guar. Notes 6.13% due 05/15/2027	10,000	8,550
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	18,000	17,280
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	4,750
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	20,000	19,550
		67,505
Transactional Software — 0.0%
Solera LLC Senior Notes 10.50% due 03/01/2024*	35,000	37,275
Transport-Rail — 0.0%
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	19,000	19,048
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	15,000	14,925
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	16,000	14,953
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. Senior Notes 4.90% due 08/28/2028*	68,000	69,195
Web Portals/ISP — 0.0%
Alphabet Inc Senior Notes 2.00% due 08/15/2026	35,000	31,818
Total U.S. Corporate Bonds & Notes (cost $9,868,658)		9,491,062
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Aerospace/Defense — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	25,000	23,562

26

Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*	5,000	5,150
		28,712
Banks-Commercial — 0.1%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	10,000	9,260
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	10,145
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	50,000	51,470
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	19,000	17,992
		88,867
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	32,382
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	6,000	5,670
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	5,000	4,475
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	10,000	9,338
		19,483
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,005
Videotron, Ltd. Senior Notes 5.13% due 04/15/2027*	30,000	28,350
		29,355
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	35,000	33,952
Chemicals-Specialty — 0.0%
Tronox Finance PLC Company Guar. Notes 5.75% due 10/01/2025*	5,000	4,050
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	10,000	9,350
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	15,000	13,950
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	60,000	59,025
		72,975
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	4,819
Teck Resources, Ltd. Company Guar. Notes 3.75% due 02/01/2023	5,000	4,763
		9,582
Electric-Distribution — 0.0%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	15,000	15,488
Electric-Integrated — 0.0%
Iberdrola International BV Company Guar. Notes 6.75% due 07/15/2036	10,000	11,865
Electronic Components-Misc. — 0.1%
Legrand France SA
Senior Notes
8.50% due 02/15/2025	41,000	50,586
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	5,000	5,063
Finance-Other Services — 0.0%
Travelport Corporate Finance PLC Senior Sec. Notes 6.00% due 03/15/2026*	25,000	25,250
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	5,000	4,200
Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Notes 5.38% due 03/01/2023*	5,000	4,375
Hulk Finance Corp. Senior Notes 7.00% due 06/01/2026*	20,000	17,450
		21,825
Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 4.25% due 12/12/2042	20,000	17,734
Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028*	55,000	52,849

27

Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Company Guar. Notes 6.50% due 06/15/2023*	5,000	5,038
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	15,000	12,825
Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	10,000	6,900
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	5,000	4,663
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	9,000	8,325
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	20,000	17,450
Bausch Health Cos., Inc. Senior Sec. Notes 6.50% due 03/15/2022*	5,000	5,025
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	15,000	15,150
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*	10,000	9,950
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	23,000	21,742
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	28,000	25,338
		107,643
Metal-Copper — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	10,000	9,775
Oil & Gas Drilling — 0.1%
Ensco PLC Senior Notes 7.75% due 02/01/2026	10,000	7,400
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	10,000	7,575
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	10,000	8,525
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	10,000	8,600
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	10,000	9,650
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	5,000	3,787
Transocean, Inc. Company Guar. Notes 9.00% due 07/15/2023*	5,000	4,975
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	20,000	20,170
		70,682
Oil Companies-Exploration & Production — 0.0%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	5,000	4,325
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	5,000	4,725
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	10,000	10,150
Vermilion Energy, Inc. Company Guar. Notes 5.63% due 03/15/2025*	5,000	4,688
		23,888
Oil Companies-Integrated — 0.0%
Equinor ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	33,023
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	5,000	3,000
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024	10,000	6,100
		9,100
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	15,000	17,115
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	15,000	14,832
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	25,000	23,342

28

Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	15,000	13,800
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	4,837
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	20,000	18,400
		37,037
Satellite Telecom — 0.1%
Intelsat Connect Finance SA Company Guar. Notes 9.50% due 02/15/2023*	35,000	30,100
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	25,000	25,070
		55,170
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 10/15/2039	12,000	12,643
Telephone-Integrated — 0.0%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,472
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	24,875
Total Foreign Corporate Bonds & Notes (cost $1,049,209)		1,003,928
LOANS(13)(14)(15) — 0.1%
Auto-Heavy Duty Trucks — 0.1%
Navistar, Inc. FRS BTL-B 5.89% (1 ML+3.50%) due 11/06/2024	29,775	28,510
Building & Construction Products-Misc. — 0.0%
AZEK Co. LLC FRS BTL-B 6.63% (6 ML +3.75%) due 09/30/2020	4,687	4,477
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 6.73% (3 ML+4.25%) due 06/21/2024	4,950	4,680
Computer Software — 0.0%
Rackspace Hosting, Inc. FRS 1st Lien 5.58% (3 ML+3.00%) due 11/03/2023)	4,962	4,339
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. FRS BTL-B 6.21% (1 ML +3.50%) due 09/07/2023	9,649	6,791
Diagnostic Kits — 0.0%
Ortho-Clinical Diagnostics SA FRS BTL 5.76% (1 ML+3.25%) due 06/30/2025	9,850	9,128
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS 1st Lien 6.06% (1 ML+3.50%) due 02/28/2025	9,925	8,932
Robertshaw US Holding Corp. FRS 2nd Lien 10.56% (1 ML +8.00%) due 02/27/2026	10,000	9,100
		18,032
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. FRS BTL 5.52% (1 ML+3.00%) due 03/28/2025	24,813	22,812
Oil & Gas Drilling — 0.0%
KCA Deutag US Finance LLC FRS BTL-B 9.55% (3 ML+6.75%) due 03/21/2023	4,975	4,055
Oil Companies-Exploration & Production — 0.0%
California Resources Corp. FRS BTL 7.04% (1 ML +4.75%) due 11/17/2022(3)	20,000	18,600
Oil-Field Services — 0.0%
FTS International, Inc. FRS BTL 7.27% (1 ML +4.75%) due 04/16/2021	2,623	2,584
Retail-Fabric Store — 0.0%
Jo-Ann Stores LLC FRS 2nd Lien 11.73% (3 ML +9.25%) due 05/21/2024	15,000	14,475
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B 5.27% (3 ML +2.75%) due 07/06/2021	6,937	6,577

29

Telecommunication Equipment — 0.0%
Avaya, Inc. FRS BTL-B 6.76% (1 ML +4.25%) due 12/15/2024	19,788	19,107
Total Loans (cost $176,055)		164,167
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	34,401
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	17,357
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	40,882
Total Municipal Bonds & Notes (cost $70,177)		92,640
U.S. GOVERNMENT AGENCIES — 2.2%
Federal Home Loan Mtg. Corp. — 0.0%
5.50% due 06/01/2035	3,158	3,408
7.50% due 10/01/2029	3,340	3,700
Federal Home Loan Mtg. Corp., REMIC FRS
Series 2990, Class LB 10.67% (16.95% -1 ML) due 06/15/2034(5)(16)	10,097	11,393
Series 3065, Class DC 12.49% (19.86% -1 ML) due 03/15/2035(5)(16)	21,591	28,250
Series 3072, Class SM 14.79% (23.80% -1 ML) due 11/15/2035(5)(16)	13,018	18,147
		64,898
Federal National Mtg. Assoc. — 1.5%
Fannie Mae Connecticut Avenue Securities FRS
Series 2016-C05, Class 2M1 3.86% (1 ML +1.35%) due 01/25/2029(5)	1,486	1,488
Series 2014-C02, Class 2M2 5.11% (1 ML +2.60%) due 05/25/2024(5)	66,004	68,370
Series 2017-C01, Class 1M2 6.06% (1 ML +3.55%) due 07/25/2029(5)	15,000	15,897
Series 2015-C01, Class 1M2 6.81% (1 ML +4.30%) due 02/25/2025(5)	12,594	13,601
Series 2016-C03, Class 1M2 7.81% (1 ML +5.30%) due 10/25/2028(5)	10,000	11,461
Series 2016-C02, Class 1M2 8.51% (1 ML+6.00%) due 09/25/2028(5)	20,000	22,957
Federal National Mtg. Assoc.
3.00% due 09/01/2046	662,846	646,462
3.00% due 10/01/2046	255,241	248,904
3.50% due 01/01/2047	24,143	24,145
4.00% due 05/01/2019	3,159	3,235
4.00% due 09/01/2020	1,757	1,799
4.00% due January TBA	1,000,000	1,019,375
4.50% due 03/01/2020	781	795
4.50% due 04/01/2020	383	390
4.50% due 09/01/2020	1,287	1,310
4.50% due 11/01/2020	757	771
5.00% due 03/01/2021	780	794
6.00% due 06/01/2036	1,084	1,175
6.50% due 01/01/2036	10	11
6.50% due 06/01/2036	6,598	7,197
6.50% due 07/01/2036	3,309	3,743
6.50% due 09/01/2036	9,473	10,555
6.50% due 11/01/2036	20,345	22,238
7.00% due 06/01/2033	3,496	3,880
7.00% due 04/01/2035	5,204	5,936
7.50% due 04/01/2024	3,951	4,148
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.38% due 10/25/2041(5)(6)(7)	70,874	1,166
Federal National Mtg. Assoc., REMIC FRS
Series 2005-75, Class GS 12.73% (20.25%-1 ML) due 08/25/2035(5)(16)	6,225	7,559
Series 2005-122, Class SE 14.33% (23.10%-1 ML) due 11/25/2035(5)(16)	7,088	8,885
Series 2006-8, Class HP 15.38% (24.57%-1 ML) due 03/25/2036(5)(16)	13,417	19,084
		2,177,331
Government National Mtg. Assoc. — 0.7%
3.50% due January TBA	1,000,000	1,006,172
6.50% due 08/20/2037	13,342	15,375
6.50% due 09/20/2037	3,202	3,687
		1,025,234
Total U.S. Government Agencies (cost $3,271,945)		3,267,463
U.S. GOVERNMENT TREASURIES — 5.3%
United States Treasury Bonds — 1.2%
2.75% due 08/15/2042(17)	1,630,000	1,560,343
3.00% due 02/15/2047	270,000	269,241
		1,829,584

30

United States Treasury Notes — 4.1%
1.50% due 05/31/2020	1,370,000	1,349,878
1.63% due 02/15/2026	370,000	346,355
1.88% due 11/30/2021	430,000	422,945
2.00% due 11/30/2020	1,600,000	1,585,188
2.00% due 02/15/2022	510,000	502,828
2.13% due 12/31/2022	860,000	847,873
2.38% due 08/15/2024	120,000	118,898
2.63% due 06/15/2021	1,000,000	1,003,320
		6,177,285
Total U.S. Government Treasuries (cost $7,998,044)		8,006,869
EXCHANGE-TRADED FUNDS — 1.2%
SPDR S&P 500 ETF Trust	6,212	1,552,503
SPDR S&P MidCap 400 ETF Trust	698	211,264
Total Exchange-Traded Funds (cost $1,832,518)		1,763,767
EQUITY CERTIFICATES — 0.3%
Banks-Commercial — 0.1%
Merrill - Al Rajhi Bank	4,295	100,182
Merrill Lynch - National Bank of Kuwait SAKP(3)	28,015	76,945
		177,127
Beverages-Wine/Spirits — 0.1%
UBS AG - Wuliangye Yibin Co., Ltd.(3)	11,910	88,262
Diversified Financial Services — 0.0%
Merrill Lynch - Samba Financial Group(3)	9,504	79,553
Insurance-Life/Health — 0.1%
Merrill Lynch-Bupa Arabia for Cooperative Insurance Co.	3,828	82,656
Lasers-System/Components — 0.0%
UBS AG - Han’s Laser Technology Industry Group Co., Ltd.(3)	8,100	35,818
Total Equity Certificates (cost $498,671)		463,416
WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Halcon Resources Corp. Expires 09/09/2020 (Strike Price $14.04) (cost $0)	198	4
Total Long-Term Investment Securities (cost $139,283,401)		136,494,272

SHORT-TERM INVESTMENT SECURITIES — 3.6%
Commercial Paper — 3.6%
Bedford Row Funding Corp. 2.56% due 02/21/19	775,000	772,066
IBM Credit LLC 2.50% due 01/22/19	800,000	798,794
Liberty Funding LLC 2.69% due 02/08/19	775,000	772,823
Metlife Short Term Funding 2.80% due 03/11/19	775,000	770,931
Regency Markets No.1 LLC 2.59% due 01/10/19	775,000	774,464
Thunder Bay Funding LLC 2.76% due 03/11/19	775,000	770,871
Victory Receivables Corp. 2.55% due 01/09/19	775,000	774,508
Total Short-Term Investment Securities (cost $5,434,950)		5,434,457
REPURCHASE AGREEMENTS — 5.6%
Agreement with Bank of America Securities LLC, bearing interest at 2.94%, dated 12/31/2018, to be repurchased 01/02/2019 in the amount of $8,393,371 collateralized by $8,534,000 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate value of $8,572,403. (cost $8,392,000)	8,392,000	8,392,000
TOTAL INVESTMENTS (cost $153,110,351)	100.3%	150,320,729
Liabilities in excess of other assets	(0.3)	(419,732)
NET ASSETS	100.0%	$149,900,997

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2018, the aggregate value of these securities was $5,763,865 representing 3.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2018, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
MWO Holdings LLC	08/24/2016	10	$6,153	$338	$33.83	0.00%
Vistra Energy Corp. CVR	10/06/2016	1,362	0	967	0.71	0.00
				$1,305		0.00%

(2)	Securities classified as Level 3 (see Note 1).
(3)	Illiquid security. At December 31, 2018, the aggregate value of these securities was $434,784 representing 0.3% of net assets.
(4)	Perpetual maturity - maturity date reflects the next call date.

31

(5)	Collateralized Mortgage Obligation
(6)	Interest Only
(7)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(8)	Commercial Mortgage Backed Security
(9)	Company has filed for bankruptcy protection.
(10)	Security in default
(11)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(12)

PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(13)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(14)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(16)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2018.
(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(18)	Denominated in United States Dollars unless otherwise indicated.
ADR	— American Depositary Receipt
BTL	— Bank Term Loan
CVA	— Certification Van Aandelen (Dutch Cert.)
CVR	— Contingent Value Rights
DAC	— Designated Activity Company
GDR	— Global Depositary Receipt
REMIC	— Real Estate Mortgage Investment Conduit
SIX	— Swiss Stock Exchange
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML	— 1 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ML	— 6 Month USD LIBOR
12 MTA	— 12 Month USD Treasury Average Index

32

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
99	Long	E-Mini Russell 2000 Index	March 2019	$7,101,730	$6,677,550	$(424,180)
40	Long	S&P 500 E-Mini Index	March 2019	5,298,211	5,010,400	(287,811)
17	Short	S&P 500 E-Mini Index	March 2019	2,251,820	2,129,420	122,400
9	Long	TOPIX Index	March 2019	1,304,084	1,226,358	(77,726)
4	Long	U.S. Treasury 2 Year Notes	March 2019	844,000	849,250	5,250
43	Short	U.S. Treasury 2 Year Notes	March 2019	9,073,125	9,129,438	(56,313)
53	Short	U.S. Treasury 5 Year Notes	March 2019	5,984,446	6,078,438	(93,992)
66	Long	U.S. Treasury 10 Year Notes	March 2019	7,875,656	8,053,031	177,375
52	Short	U.S. Treasury 10 Year Notes	March 2019	6,205,063	6,344,813	(139,750)
						$(774,747)

*                                         Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

33

Over the Counter Total Return Swap Contracts(1)

					Value
	Notional					Unrealized
	Amount	Maturity	Payments Received	Total Return Received or	Upfront Premiums	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio/Frequency	Paid by Portfolio/Frequency	Paid/(Received)	(Depreciation)

Citibank N.A.	$7,756	11/26/2019	(3 Month USD LIBOR-BBA plus 34 bps)/Quarterly	Citibank U.S. Equity Custom Basket(2)/Quarterly	$—	$(398,082)
Citibank N.A.	6,588	11/26/2019	3 Month USD LIBOR-BBA plus 25 bps/Quarterly	Russell 1000 Index Total Return/Quarterly	—	352,620
Net Unrealized Appreciation (Depreciation).					$—	$(45,462)

BBA-British Banker’s Association

LIBOR-London Interbank Offered Rate

(1)                                     Illiquid security. At December 31, 2018, the aggregate value of these securities was $(45,462) representing 0.0% of net assets.

(2)                                     The following are the 50 largest components in the Citibank U.S. Equity Custom Basket:

34

Common Stocks	Percentage*	Shares	Value
JPMorgan Chase & Co.	2.7%	51	210,238
Alphabet, Inc., Class A	2.5	4	193,414
Starbucks Corp.	1.9	54	147,369
Texas Instruments, Inc.	1.8	35	139,695
Apple, Inc.	1.8	21	139,442
Microsoft Corp.	1.8	32	139,020
Coca-Cola Co.	1.8	68	135,942
TJX Cos., Inc.	1.7	72	135,731
Intuit, Inc.	1.7	16	134,509
Automatic Data Processing, Inc.	1.7	24	132,400
Exelon Corp.	1.7	69	130,925
Mondelez International, Inc., Class A	1.7	77	130,081
Walt Disney Co.	1.7	28	128,057
Humana, Inc.	1.6	11	127,087
American Electric Power Co., Inc.	1.6	40	126,497
Lowe’s Cos., Inc.	1.6	32	125,485
Cognizant Technology Solutions Corp., Class A	1.5	44	116,462
Raytheon Co.	1.5	18	115,492
Exxon Mobil Corp.	1.5	39	113,299
Occidental Petroleum Corp.	1.5	44	113,299
Northrop Grumman Corp.	1.4	11	110,390
Honeywell International, Inc.	1.4	19	107,776
Johnson & Johnson	1.4	19	105,878
Omnicom Group, Inc.	1.3	34	104,655
Centene Corp.	1.3	21	104,487
American Express Co.	1.3	26	102,842
Norfolk Southern Corp.	1.3	16	97,993
Pfizer, Inc.	1.2	53	96,897
Citrix Systems, Inc.	1.2	22	94,325
Verizon Communications, Inc.	1.2	40	93,861
Comerica, Inc.	1.2	32	93,692
Amazon.com, Inc.	1.2	1	91,837
Cisco Systems, Inc.	1.2	49	89,729
F5 Networks, Inc.	1.1	13	88,295
Fidelity National Information Services, Inc.	1.1	20	88,168
Merck & Co., Inc.	1.1	25	82,097
Allstate Corp.	1.1	24	81,886
VICI Properties, Inc.	1.0	101	79,862
Baxter International, Inc.	1.0	28	78,428
AutoZone, Inc.	1.0	2	77,121
Sysco Corp.	1.0	29	76,952
Marathon Petroleum Corp.	1.0	30	75,730
Ross Stores, Inc.	1.0	21	74,549
AGNC Investment Corp.	0.9	98	72,314
Waste Management, Inc.	0.9	19	70,585
UnitedHealth Group, Inc.	0.9	6	66,790
NXP Semiconductors NV	0.9	22	66,495
Juniper Networks, Inc.	0.9	58	66,116
Equity Residential	0.8	24	65,568
Amgen, Inc.	0.8	8	63,712
Total of the 50 largest components in the Citibank U.S. Equity Custom Basket	68.4		5,303,474
Other components in the Citibank U.S. Equity Custom Basket	31.6		2,452,697
Total components in the Citibank U.S. Equity Custom Basket	100.0		7,756,171

*                                         Represents the weighting of the component in the custom basket.

35

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CAD	619,600	USD	485,447	01/16/2019	$31,426	$—
	HKD	3,082,000	USD	394,241	02/20/2019	89	—
	USD	455,557	CAD	605,500	01/16/2019	—	(11,868)
	USD	637,214	EUR	555,800	03/20/2019	3,705	—
	USD	530,688	GBP	413,600	03/20/2019	—	(1,550)
						35,220	(13,418)
Citibank N.A.	CAD	17,600	USD	13,790	01/16/2019	893	—
	USD	169,277	DKK	1,100,000	03/20/2019	680	—
	USD	277,576	GBP	216,700	03/20/2019	—	(342)
						1,573	(342)
Goldman Sachs International	USD	474,799	CNH	3,307,400	02/20/2019	6,671	—

HSBC Bank PLC	USD	434,085	EUR	379,200	03/20/2019	3,187	—

JPMorgan Chase Bank	GBP	491,100	USD	622,720	03/20/2019	—	(5,568)
	NOK	450,600	USD	53,438	03/20/2019	1,148	—
	SEK	2,372,900	USD	266,762	03/20/2019	—	(2,621)
	USD	272,476	AUD	379,000	01/16/2019	—	(5,454)
	USD	118,950	JPY	13,300,400	02/20/2019	2,822	—
	USD	406,311	KRW	456,835,800	02/20/2019	4,494	—
	USD	159,074	SGD	218,600	02/20/2019	1,483	—
	USD	698,562	CHF	688,100	03/20/2019	6,535	—
	USD	443,472	GBP	346,600	03/20/2019	—	(51)
						16,482	(13,694)
State Street Bank and Trust Co.	USD	12,122	ILS	43,900	01/16/2019	—	(370)

UBS AG	USD	365,458	AUD	508,300	01/16/2019	—	(7,338)
	USD	49,284	CAD	65,300	01/16/2019	—	(1,435)
						—	(8,773)
Net Unrealized Appreciation (Depreciation)						$63,133	$(36,597)

AUD — Australian Dollar	ILS — New Israeli Sheqel
CAD — Canadian Dollar	JPY — Japanese Yen
CHF — Swiss Franc	KRW — South Korean Won
CNH - Yuan Renminbi	NOK — Norwegian Krone
DKK — Danish Krone	SEK — Swedish Krona
EUR — Euro Currency	SGD — Singpore Dollar
GBP — Pound Sterling	USD — United States Dollar
HKD — Hong Kong Dollar

36

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electric-Generation	$—	$967		$—	$967
Oil Companies-Exploration & Production	1,066,623	127,162	**	338	1,194,123
Other Industries	82,781,462	25,243,523	**	—	108,024,985
Convertible Preferred Securities	13,600	—		—	13,600
Preferred Securities	14,703	—		—	14,703
Preferred Securities/Capital Securities	—	463,051		—	463,051
Asset Backed Securities	—	2,525,489		—	2,525,489
Convertible Bonds & Notes	—	4,038		—	4,038
U.S. Corporate Bonds & Notes:
Oil-Field Services	—	62,749		3	62,752
Telecommunication Equipment	—	45,400		0	45,400
Other Industries	—	9,382,910		—	9,382,910
Foreign Corporate Bonds & Notes	—	1,003,928		—	1,003,928
Loans	—	164,167		—	164,167
Municipal Bonds & Notes	—	92,640		—	92,640
U.S. Government Agencies	—	3,267,463		—	3,267,463
U.S. Government Treasuries	—	8,006,869		—	8,006,869
Exchange-Traded Funds	1,763,767	—		—	1,763,767
Equity Certificates	—	463,416		—	463,416
Warrants	4	—		—	4
Short-Term Investment Securities	—	5,434,457		—	5,434,457
Repurchase Agreements	—	8,392,000		—	8,392,000
Total Investments at Value	$85,640,159	$64,680,229		$341	$150,320,729

Other Financial Instruments:†
Futures Contracts	$305,025	$—		$—	$305,025
Over the Counter Total Return Swap Contracts	—	352,620		—	352,620
Forward Foreign Currency Contracts	—	63,133		—	63,133
Total Other Financial Instruments	$305,025	$415,753		$—	$720,778

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,002,046	$77,726	**	$—	$1,079,772
Over the Counter Total Return Swap Contracts	—	398,082		—	398,082
Forward Foreign Currency Contracts	—	36,597		—	36,597
Total Other Financial Instruments	$1,002,046	$512,405		$—	$1,514,451

*                                         For a detailed presentation of investments, please refer to the Portfolio of Investments.

**                                  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

†                                         Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

37

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 97.7%
Aerospace/Defense — 4.4%
Boeing Co.	39,370	$12,696,825
Northrop Grumman Corp.	12,500	3,061,250
		15,758,075
Applications Software — 9.8%
Intuit, Inc.	24,328	4,788,967
Microsoft Corp.	184,339	18,723,312
Red Hat, Inc.†	28,055	4,927,580
salesforce.com, Inc.†	34,800	4,766,556
ServiceNow, Inc.†	11,986	2,134,108
		35,340,523
Athletic Footwear — 1.1%
NIKE, Inc., Class B	54,702	4,055,606
Auto-Cars/Light Trucks — 2.0%
Ferrari NV	18,693	1,858,832
Tesla, Inc.†	16,204	5,392,691
		7,251,523
Auto/Truck Parts & Equipment-Original — 0.9%
Aptiv PLC	50,978	3,138,716
Building-Residential/Commercial — 0.4%
NVR, Inc.†	580	1,413,454
Casino Hotels — 2.1%
Las Vegas Sands Corp.	48,306	2,514,327
MGM Resorts International	85,300	2,069,378
Wynn Resorts, Ltd.	30,690	3,035,548
		7,619,253
Chemicals-Diversified — 0.7%
DowDuPont, Inc.	47,267	2,527,839
Commercial Services-Finance — 4.0%
Equifax, Inc.	26,874	2,502,775
PayPal Holdings, Inc.†	43,852	3,687,515
S&P Global, Inc.	3,100	526,814
TransUnion	52,586	2,986,885
Worldpay, Inc., Class A†	60,796	4,646,638
		14,350,627
Computer Software — 0.6%
Splunk, Inc.†	21,935	2,299,885
Computers — 0.8%
Apple, Inc.	17,253	2,721,488
Data Processing/Management — 1.6%
Fidelity National Information Services, Inc.	29,300	3,004,715
Fiserv, Inc.†	37,234	2,736,327
		5,741,042
Diversified Banking Institutions — 1.1%
JPMorgan Chase & Co.	17,600	1,718,112
Morgan Stanley	53,282	2,112,631
		3,830,743
Diversified Financial Services — 0.4%
ANT International Co., Ltd., Class C† (1)(2)(3)	249,140	1,397,675
E-Commerce/Products — 10.3%
Alibaba Group Holding, Ltd. ADR†	46,271	6,342,366
Amazon.com, Inc.†	20,388	30,622,164
		36,964,530
E-Commerce/Services — 2.4%
Booking Holdings, Inc.†	4,141	7,132,541
IAC/InterActiveCorp†	8,333	1,525,272
Uber Technologies, Inc., Class A†(1)(2)(3)	834	38,457
		8,696,270
Electric-Distribution — 0.9%
Sempra Energy	28,298	3,061,561
Electric-Integrated — 0.4%
NextEra Energy, Inc.	9,103	1,582,284
Electronic Components-Semiconductors — 0.9%
NVIDIA Corp.	23,090	3,082,515
Electronic Measurement Instruments — 0.9%
Fortive Corp.	50,105	3,390,104
Enterprise Software/Service — 1.0%
Workday, Inc., Class A†	22,837	3,646,612
Entertainment Software — 1.3%
Activision Blizzard, Inc.	33,059	1,539,557
Electronic Arts, Inc.†	38,247	3,018,071
		4,557,628
Finance-Credit Card — 6.2%
Mastercard, Inc., Class A	53,147	10,026,182
Visa, Inc., Class A	92,600	12,217,644
		22,243,826
Finance-Investment Banker/Broker — 2.5%
Charles Schwab Corp.	104,385	4,335,109
TD Ameritrade Holding Corp.	94,339	4,618,838
		8,953,947
Finance-Other Services — 0.7%
Intercontinental Exchange, Inc.	33,930	2,555,947
Instruments-Controls — 0.4%
Honeywell International, Inc.	12,130	1,602,616
Insurance-Multi-line — 0.8%
Chubb, Ltd.	21,761	2,811,086
Internet Application Software — 2.2%
Tencent Holdings, Ltd.	201,500	7,987,264
Internet Content-Entertainment — 5.2%
Facebook, Inc., Class A†	102,592	13,448,786
Netflix, Inc.†	19,276	5,159,414
		18,608,200
Internet Security — 1.2%
Symantec Corp.	236,890	4,476,037
Machinery-General Industrial — 1.4%
Roper Technologies, Inc.	13,221	3,523,661
Wabtec Corp.	18,972	1,332,783
		4,856,444
Medical Instruments — 1.6%
Intuitive Surgical, Inc.†	11,638	5,573,671
Medical Products — 3.8%
Becton Dickinson and Co.	30,827	6,945,940
Stryker Corp.	42,379	6,642,908
		13,588,848
Medical-Biomedical/Gene — 2.2%
Alexion Pharmaceuticals, Inc.†	26,358	2,566,215

1

Vertex Pharmaceuticals, Inc.†	33,188	5,499,583
		8,065,798
Medical-Drugs — 0.3%
Eli Lilly & Co.	8,700	1,006,764
Medical-HMO — 6.0%
Anthem, Inc.	19,700	5,173,811
Centene Corp.†	25,245	2,910,749
Humana, Inc.	4,700	1,346,456
UnitedHealth Group, Inc.	40,015	9,968,537
WellCare Health Plans, Inc.†	9,725	2,295,975
		21,695,528
Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	7,474	930,139
Multimedia — 1.4%
Walt Disney Co.	45,649	5,005,413
Pharmacy Services — 1.4%
Cigna Corp.	25,495	4,842,010
Real Estate Investment Trusts — 0.5%
Crown Castle International Corp.	17,807	1,934,374
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)(3)	532	27,563
Retail-Discount — 1.8%
Dollar General Corp.	12,295	1,328,844
Dollar Tree, Inc.†	38,620	3,488,158
Dollarama, Inc.	75,325	1,791,534
		6,608,536
Retail-Restaurants — 0.8%
McDonald’s Corp.	16,000	2,841,120
Semiconductor Equipment — 0.7%
ASML Holding NV	16,192	2,519,799
Software Tools — 0.9%
VMware, Inc., Class A	23,289	3,193,621
Tobacco — 1.0%
Philip Morris International, Inc.	52,174	3,483,136
Water — 0.2%
American Water Works Co., Inc.	7,438	675,147
Web Portals/ISP — 6.2%
Alphabet, Inc., Class A†	10,830	11,316,917
Alphabet, Inc., Class C†	10,466	10,838,694
		22,155,611
Total Common Stocks (cost $292,355,503)		350,670,398
CONVERTIBLE PREFERRED SECURITIES — 1.7%
Applications Software — 0.3%
Magic Leap, Inc., Series C†(1)(2)(3)	26,666	719,982
Magic Leap, Inc., Series D†(1)(2)(3)	16,678	450,306
		1,170,288
E-Commerce/Services — 1.2%
Airbnb, Inc., Series D†(1)(2)(3)	13,329	1,420,338
Airbnb, Inc., Series E†(1)(2)(3)	8,841	942,097
Uber Technologies, Inc., Series A†(1)(2)(3)	119	5,487
Uber Technologies, Inc., Series B†(1)(2)(3)	319	14,710
Uber Technologies, Inc., Series C-1†(1)(2)(3)	84	3,873
Uber Technologies, Inc., Series C-2†(1)(2)(3)	68	3,136
Uber Technologies, Inc., Series C-3†(1)(2)(3)	1	46
Uber Technologies, Inc., Series D†(1)(2)(3)	76	3,505
Uber Technologies, Inc., Series E†(1)(2)(3)	36	1,660
Uber Technologies, Inc., Series G†(1)(2)(3)	20,747	956,667
Uber Technologies, Inc., Series G-1†(1)(2)(3)	183	8,438
Uber Technologies, Inc., Series Seed†(1)(2)(3)	304	14,018
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	19,048	893,351
		4,267,326
Real Estate Management/Services — 0.2%
WeWork Cos., Inc., Series E†(1)(2)(3)	13,398	694,150
Total Convertible Preferred Securities (cost $4,447,287)		6,131,764
Total Long-Term Investment Securities (cost $296,802,790)		356,802,162
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.27%(4)	1,042,660	1,042,660
T. Rowe Price Government Reserve Fund 2.45%(4)	716,109	716,109
Total Short-Term Investment Securities (cost $1,758,769)		1,758,769
TOTAL INVESTMENTS (cost $298,561,559)	99.9%	358,560,931
Other assets less liabilities	0.1	360,818
NET ASSETS	100.0%	$358,921,749

†                                         Non-income producing security

(1)                                 Securities classified as Level 3 (see Note 1).

(2)                                 Illiquid security.  At December 31, 2018, the aggregate value of these securities was $7,595,459 representing 2.1% of net assets.

2

(3)                                 Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	249,140	$1,397,675	$1,397,675	$5.61	0.39%
Uber Technologies, Inc., Class A	01/16/2018	834	27,496	38,457	46.11	0.01
WeWork Cos., Inc., Class A	06/23/2015	532	17,497	27,563	51.81	0.01
Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	13,329	542,664	1,420,338	106.56	0.40
Airbnb, Inc.,
Series E	07/14/2015	8,841	823,048	942,097	106.56	0.26
Magic Leap, Inc.,
Series C	01/20/2016	26,666	614,198	719,982	27.00	0.20
Magic Leap, Inc.,
Series D	10/12/2017	16,678	450,306	450,306	27.00	0.13
Uber Technologies, Inc.,
Series A	01/16/2018	119	3,923	5,487	46.11	0.00
Uber Technologies, Inc.,
Series B	01/16/2018	319	10,517	14,710	46.11	0.00
Uber Technologies, Inc.,
Series C-1	01/16/2018	84	2,769	3,873	46.11	0.00
Uber Technologies, Inc.,
Series C-2	01/16/2018	68	2,242	3,136	46.11	0.00
Uber Technologies, Inc.,
Series C-3	01/16/2018	1	33	46	46.11	0.00
Uber Technologies, Inc.,
Series D	01/16/2018	76	2,506	3,505	46.11	0.00
Uber Technologies, Inc.,
Series E	01/16/2018	36	1,187	1,660	46.11	0.00
Uber Technologies, Inc.,
Series G	12/03/2015	20,747	1,011,877	956,667	46.11	0.27
Uber Technologies, Inc.,
Series G-1	01/16/2018	183	8,925	8,438	46.11	0.00
Uber Technologies, Inc.,
Series Seed	01/16/2018	304	10,023	14,018	46.11	0.00
WeWork Cos., Inc.,
Series E	06/23/2015	13,398	440,655	694,150	51.81	0.19
Xiaoju Kuaizhi, Inc.,
Series A-17	10/19/2015	19,048	522,414	893,351	46.90	0.25
				$7,595,459		2.11%

(4)                                 The rate shown is the 7-day yield as of December 31, 2018.

ADR-American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018  (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$1,397,675	$1,397,675
E-Commerce/Services	8,657,813	—		38,457	8,696,270
Real Estate Management/Services	—	—		27,563	27,563
Other Industries	332,561,626	7,987,264	**	—	340,548,890
Convertible Preferred Securities	—	—		6,131,764	6,131,764
Short-Term Investment Securities	1,758,769	—		—	1,758,769
Total Investment at Value	$342,978,208	$7,987,264		$7,595,459	$358,560,931

*                                         For a detailed presentation of investments, please refer to the Portfolio of Investments.

**                                  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2018	$121,002	$7,008,900
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	13,445	502,058
Realized Loss	—	—
Change in unrealized appreciation(1)	33,025	382,365
Change in unrealized depreciation(1)	—	(112,305)
Net purchases	1,397,675	—
Net sales	(101,452)	(1,649,254)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of December 31, 2018	$1,463,695	$6,131,764

(1)                                 The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2018 includes:

Common Stocks	Convertible Preferred Securities
$12,647	$216,807

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2018.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at December 31, 2018	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$1,397,675	Market Approach	Market Transaction Price*	$5.61

	$38,457	Market Approach	Market Transaction Price*	$48.772228
			Average of Market Bids*	$43.45

	$27,563	Market Approach	Probable Secondary Transaction*	$51.8100

Convertible Preferred Securities	$1,170,288	Market Approach	Market Transaction Price*	$27.00

	$893,351	Market Approach	Secondary Market Transactions*	($46.50-$48.00) $46.90

	$1,011,540	Market Approach	Market Transaction Price*	$48.772228
			Average of Market Bids*	$43.45

	$694,150	Market Approach	Probable Secondary Transaction*	$51.8100

	$2,362,435	Market Approach	2018 Estimated Revenue Multiple*	8.81x
			2021 Estimated Revenue Multiple*	3.9x-6.1x (5.0x)
			2021 Estimated Gross Profit Multiple*	4.6x
			2022 Estimated Revenue Multiple*	3.7x
			2022 Estimated Gross Profit Multiple*	4.3x
			Discount for Lack of Marketability	10%-15% (11.7)%

(1)                                 The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparable.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST SA MULTI-MANAGED LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.4%
Aerospace/Defense — 2.4%
Boeing Co.	24,210	$7,807,725
Lockheed Martin Corp.	1,969	515,563
Northrop Grumman Corp.	8,103	1,984,425
Raytheon Co.	1,623	248,887
TransDigm Group, Inc.†	644	218,998
		10,775,598
Aerospace/Defense-Equipment — 0.7%
Harris Corp.	811	109,201
L3 Technologies, Inc.	12,656	2,197,841
United Technologies Corp.	5,952	633,769
		2,940,811
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,316	57,259
Mosaic Co.	2,211	64,583
		121,842
Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	2,105	26,376
PVH Corp.	10,460	972,257
Under Armour, Inc., Class A†	1,617	28,572
Under Armour, Inc., Class C†	1,658	26,810
VF Corp.	4,316	307,903
		1,361,918
Applications Software — 9.1%
Intuit, Inc.	13,472	2,651,963
Microsoft Corp.	300,574	30,529,301
Red Hat, Inc.†	2,344	411,700
salesforce.com, Inc.†	52,477	7,187,775
		40,780,739
Athletic Footwear — 1.2%
NIKE, Inc., Class B	72,889	5,403,990
Auto/Truck Parts & Equipment-Original — 0.6%
Aptiv PLC	40,493	2,493,154
Banks-Commercial — 0.4%
First Republic Bank	17,859	1,551,947
SVB Financial Group†	706	134,084
		1,686,031
Banks-Fiduciary — 0.3%
Northern Trust Corp.	17,117	1,430,810
Banks-Super Regional — 0.2%
Comerica, Inc.	987	67,797
US Bancorp	20,148	920,764
		988,561
Beverages-Non-alcoholic — 2.2%
Coca-Cola Co.	117,011	5,540,471
Monster Beverage Corp.†	64,893	3,194,033
PepsiCo, Inc.	11,420	1,261,682
		9,996,186
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	19,586	931,902
Constellation Brands, Inc., Class A	2,203	354,286
		1,286,188
Broadcast Services/Program — 0.2%
Discovery, Inc., Class C†	33,967	783,958
Building & Construction-Misc. — 0.0%
frontdoor, Inc.†	7,788	207,239
Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	3,733	641,591
Vulcan Materials Co.	10,238	1,011,514
		1,653,105
Building Products-Wood — 0.0%
Masco Corp.	1,904	55,673
Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,954	70,539
Cable/Satellite TV — 0.9%
Charter Communications, Inc., Class A†	1,005	286,395
Comcast Corp., Class A	72,279	2,461,100
Liberty Broadband Corp., Class C†	15,908	1,145,853
		3,893,348
Chemicals-Diversified — 0.2%
Celanese Corp.	940	84,572
DowDuPont, Inc.	12,709	679,677
Eastman Chemical Co.	1,003	73,329
FMC Corp.	786	58,133
PPG Industries, Inc.	1,464	149,665
		1,045,376
Coatings/Paint — 0.6%
Sherwin-Williams Co.	6,917	2,721,563
Commercial Services — 0.9%
Cintas Corp.	1,148	192,853
CoStar Group, Inc.†	3,475	1,172,256
Ecolab, Inc.	14,432	2,126,555
ServiceMaster Global Holdings, Inc.†	15,577	572,299
		4,063,963
Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	5,806	761,283
Equifax, Inc.	976	90,895
FleetCor Technologies, Inc.†	706	131,118
Global Payments, Inc.	15,447	1,593,049
H&R Block, Inc.	1,690	42,875
IHS Markit, Ltd.†	4,757	228,193
Moody’s Corp.	1,083	151,663
PayPal Holdings, Inc.†	15,629	1,314,243
S&P Global, Inc.	3,328	565,560
Total System Services, Inc.	1,514	123,073
Western Union Co.	2,467	42,087
Worldpay, Inc., Class A†	14,187	1,084,313
		6,128,352
Computer Aided Design — 0.6%
ANSYS, Inc.†	1,108	158,377
Autodesk, Inc.†	18,365	2,361,923
Cadence Design Systems, Inc.†	2,208	96,004
Synopsys, Inc.†	1,128	95,023
		2,711,327
Computer Data Security — 0.0%
Fortinet, Inc.†	1,921	135,296
Computer Services — 0.1%
Accenture PLC, Class A	3,889	548,388
Computer Software — 0.3%
Akamai Technologies, Inc.†	2,160	131,933
Citrix Systems, Inc.	1,698	173,977

1

SS&C Technologies Holdings, Inc.	19,591	883,750
		1,189,660
Computers — 3.2%
Apple, Inc.	89,659	14,142,811
Computers-Memory Devices — 0.1%
NetApp, Inc.	3,341	199,357
Seagate Technology PLC	2,211	85,323
		284,680
Consulting Services — 0.8%
Gartner, Inc.†	19,879	2,541,331
Verisk Analytics, Inc.†	10,264	1,119,187
		3,660,518
Consumer Products-Misc. — 0.1%
Clorox Co.	1,693	260,959
Kimberly-Clark Corp.	2,480	282,571
		543,530
Containers-Metal/Glass — 0.4%
Ball Corp.	39,301	1,807,060
Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	22,557	1,342,593
Estee Lauder Cos., Inc., Class A	12,454	1,620,265
Procter & Gamble Co.	18,504	1,700,888
		4,663,746
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	27,293	1,156,950
Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	1,548	148,995
Fidelity National Information Services, Inc.	4,343	445,375
Fiserv, Inc.†	19,912	1,463,333
Jack Henry & Associates, Inc.	492	62,248
Paychex, Inc.	2,628	171,214
		2,291,165
Decision Support Software — 0.0%
MSCI, Inc.	1,168	172,198
Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	5,764	1,207,155
Diagnostic Equipment — 1.0%
Danaher Corp.	20,756	2,140,359
Thermo Fisher Scientific, Inc.	11,117	2,487,873
		4,628,232
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	1,144	212,807
Dialysis Centers — 0.0%
DaVita, Inc.†	1,673	86,093
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	2,477	568,794
Distribution/Wholesale — 0.1%
Copart, Inc.†	1,857	88,727
Fastenal Co.	3,807	199,068
WW Grainger, Inc.	605	170,828
		458,623
Diversified Manufacturing Operations — 1.4%
3M Co.	3,939	750,537
A.O. Smith Corp.	22,461	959,085
Eaton Corp. PLC	2,759	189,433
Illinois Tool Works, Inc.	16,296	2,064,540
Ingersoll-Rand PLC	3,258	297,227
Parker-Hannifin Corp.	12,528	1,868,426
		6,129,248
E-Commerce/Products — 6.0%
Alibaba Group Holding, Ltd. ADR†	5,102	699,331
Amazon.com, Inc.†	16,703	25,087,405
eBay, Inc.†	4,561	128,027
Wayfair, Inc., Class A†	8,885	800,361
		26,715,124
E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	905	1,558,790
Expedia Group, Inc.	974	109,721
TripAdvisor, Inc.†	910	49,086
		1,717,597
Electric Products-Misc. — 0.0%
AMETEK, Inc.	3,079	208,448
Electric-Integrated — 0.5%
Alliant Energy Corp.	1,784	75,374
Ameren Corp.	3,240	211,345
CMS Energy Corp.	2,104	104,464
Dominion Energy, Inc.	4,092	292,414
Eversource Energy	2,312	150,373
NextEra Energy, Inc.	6,339	1,101,845
Pinnacle West Capital Corp.	1,487	126,693
WEC Energy Group, Inc.	2,009	139,143
Xcel Energy, Inc.	3,068	151,160
		2,352,811
Electronic Components-Misc. — 0.5%
Garmin, Ltd.	994	62,940
Sensata Technologies Holding PLC†	45,608	2,045,063
		2,108,003
Electronic Components-Semiconductors — 3.5%
Advanced Micro Devices, Inc.†	11,664	215,317
Broadcom, Inc.	5,484	1,394,471
Intel Corp.	40,557	1,903,340
Microchip Technology, Inc.	26,166	1,881,859
NVIDIA Corp.	28,779	3,841,996
Skyworks Solutions, Inc.	1,436	96,241
Texas Instruments, Inc.	61,916	5,851,062
Xilinx, Inc.	3,356	285,831
		15,470,117
Electronic Connectors — 0.4%
Amphenol Corp., Class A	20,251	1,640,736
Electronic Forms — 1.6%
Adobe, Inc.†	32,232	7,292,168
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	24,193	1,632,060

2

Fortive Corp.	24,036	1,626,275
Keysight Technologies, Inc.†	2,486	154,331
		3,412,666
Electronic Security Devices — 0.0%
Allegion PLC	643	51,254
Enterprise Software/Service — 0.8%
Oracle Corp.	17,838	805,386
Tyler Technologies, Inc.†	6,583	1,223,253
Ultimate Software Group, Inc.†	6,875	1,683,481
		3,712,120
Entertainment Software — 0.3%
Electronic Arts, Inc.†	16,045	1,266,111
Take-Two Interactive Software, Inc.†	1,510	155,439
		1,421,550
Finance-Consumer Loans — 0.2%
Synchrony Financial	31,903	748,444
Finance-Credit Card — 4.8%
Alliance Data Systems Corp.	621	93,200
American Express Co.	4,645	442,761
Discover Financial Services	2,896	170,806
Mastercard, Inc., Class A	47,025	8,871,266
Visa, Inc., Class A	89,770	11,844,254
		21,422,287
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	8,289	344,242
E*TRADE Financial Corp.	1,989	87,278
TD Ameritrade Holding Corp.	26,524	1,298,615
		1,730,135
Finance-Other Services — 1.1%
Cboe Global Markets, Inc.	10,522	1,029,367
CME Group, Inc.	5,869	1,104,076
Intercontinental Exchange, Inc.	37,805	2,847,851
Nasdaq, Inc.	1,066	86,954
		5,068,248
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	14,419	630,831
Food-Catering — 0.2%
Aramark	31,117	901,460
Food-Confectionery — 0.0%
Hershey Co.	1,135	121,649
Food-Meat Products — 0.0%
Hormel Foods Corp.	3,616	154,331
Food-Misc./Diversified — 0.5%
Kellogg Co.	3,360	191,554
Kraft Heinz Co.	13,274	571,313
Lamb Weston Holdings, Inc.	1,942	142,853
McCormick & Co., Inc.	1,615	224,873
Mondelez International, Inc., Class A	25,747	1,030,652
		2,161,245
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	3,996	250,389
Home Decoration Products — 0.0%
Newell Brands, Inc.	2,962	55,064
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	16,357	1,174,433
Marriott International, Inc., Class A	1,502	163,057
		1,337,490
Human Resources — 0.0%
Robert Half International, Inc.	741	42,385
Independent Power Producers — 0.2%
NRG Energy, Inc.	27,100	1,073,160
Industrial Automated/Robotic — 0.2%
Cognex Corp.	21,819	843,741
Rockwell Automation, Inc.	800	120,384
		964,125
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	13,923	2,228,376
Linde PLC	4,897	764,128
		2,992,504
Instruments-Controls — 0.7%
Honeywell International, Inc.	21,990	2,905,319
Mettler-Toledo International, Inc.†	213	120,468
		3,025,787
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	767	60,248
Waters Corp.†	603	113,756
		174,004
Insurance Brokers — 0.2%
Aon PLC	2,012	292,464
Arthur J. Gallagher & Co.	1,632	120,278
Marsh & McLennan Cos., Inc.	4,209	335,668
		748,410
Insurance-Life/Health — 0.0%
Torchmark Corp.	612	45,612
Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	964	74,633
Insurance-Property/Casualty — 1.1%
Berkshire Hathaway, Inc., Class B†	12,385	2,528,769
Markel Corp.†	437	453,628
Progressive Corp.	35,269	2,127,779
		5,110,176
Internet Content-Entertainment — 3.0%
Facebook, Inc., Class A†	66,549	8,723,908
Netflix, Inc.†	16,177	4,329,936
Twitter, Inc.†	9,592	275,674
		13,329,518
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	804	130,272
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	998	104,161
T. Rowe Price Group, Inc.	1,596	147,343
		251,504
Machinery-Farming — 0.3%
Deere & Co.	9,406	1,403,093

3

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	1,372	365,665
Machinery-Pumps — 0.0%
Flowserve Corp.	920	34,978
Xylem, Inc.	2,384	159,061
		194,039
Medical Information Systems — 0.1%
Cerner Corp.†	4,370	229,163
Medical Instruments — 1.8%
Boston Scientific Corp.†	112,504	3,975,891
Edwards Lifesciences Corp.†	2,773	424,740
Intuitive Surgical, Inc.†	4,662	2,232,725
Medtronic PLC	17,813	1,620,271
		8,253,627
Medical Labs & Testing Services — 0.0%
IQVIA Holdings, Inc.†	1,534	178,205
Medical Products — 1.2%
Abbott Laboratories	36,544	2,643,228
ABIOMED, Inc.†	597	194,049
Baxter International, Inc.	2,822	185,744
Becton Dickinson and Co.	2,241	504,942
Cooper Cos., Inc.	280	71,260
Henry Schein, Inc.†	910	71,453
Hologic, Inc.†	1,965	80,762
Stryker Corp.	2,430	380,902
Varian Medical Systems, Inc.†	1,208	136,878
West Pharmaceutical Services, Inc.	7,240	709,737
Zimmer Biomet Holdings, Inc.	2,705	280,563
		5,259,518
Medical-Biomedical/Gene — 3.2%
Alexion Pharmaceuticals, Inc.†	11,735	1,142,520
Amgen, Inc.	5,578	1,085,869
AnaptysBio, Inc.†	9,862	629,097
Biogen, Inc.†	1,443	434,227
BioMarin Pharmaceutical, Inc.†	8,838	752,556
Celgene Corp.†	25,734	1,649,292
Gilead Sciences, Inc.	22,276	1,393,364
Illumina, Inc.†	8,489	2,546,106
Incyte Corp.†	14,288	908,574
Insmed, Inc.†	23,495	308,254
Regeneron Pharmaceuticals, Inc.†	3,611	1,348,708
Vertex Pharmaceuticals, Inc.†	13,198	2,187,041
		14,385,608
Medical-Drugs — 5.1%
AbbVie, Inc.	38,677	3,565,633
Bristol-Myers Squibb Co.	32,390	1,683,632
Eli Lilly & Co.	47,085	5,448,676
Johnson & Johnson	20,987	2,708,372
Merck & Co., Inc.	53,335	4,075,327
Pfizer, Inc.	76,666	3,346,471
Zoetis, Inc.	23,179	1,982,732
		22,810,843
Medical-HMO — 2.0%
Humana, Inc.	14,586	4,178,597
UnitedHealth Group, Inc.	17,698	4,408,926
WellCare Health Plans, Inc.†	663	156,528
		8,744,051
Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	3,560	443,042
Universal Health Services, Inc., Class B	645	75,181
		518,223
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	8,648	89,161
Multimedia — 0.6%
Liberty Media Corp. - Liberty Formula One, Series C†	35,794	1,098,876
Twenty-First Century Fox, Inc., Class A	6,449	310,326
Twenty-First Century Fox, Inc., Class B	2,972	142,002
Walt Disney Co.	11,057	1,212,400
		2,763,604
Networking Products — 0.9%
Arista Networks, Inc.†	690	145,383
Cisco Systems, Inc.	89,854	3,893,374
		4,038,757
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,240	89,392
Waste Management, Inc.	5,202	462,926
		552,318
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	518	46,532
Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp.	19,270	844,797
Apache Corp.	5,034	132,142
Cabot Oil & Gas Corp.	3,946	88,193
Cimarex Energy Co.	710	43,772
Concho Resources, Inc.†	1,461	150,176
ConocoPhillips	15,269	952,022
Devon Energy Corp.	6,210	139,973
Diamondback Energy, Inc.	9,851	913,188
EOG Resources, Inc.	7,542	657,738
Hess Corp.	1,815	73,508
Marathon Oil Corp.	11,025	158,098
Newfield Exploration Co.†	1,222	17,915
Occidental Petroleum Corp.	10,014	614,659
		4,786,181
Oil Companies-Integrated — 0.5%
Exxon Mobil Corp.	31,446	2,144,303
Oil Refining & Marketing — 0.2%
HollyFrontier Corp.	2,114	108,068
Marathon Petroleum Corp.	13,631	804,365
		912,433
Pharmacy Services — 0.2%
Cigna Corp.	2,879	546,780
CVS Health Corp.	1,744	114,267
		661,047
Pipelines — 0.2%
Cheniere Energy, Inc.†	8,881	525,666

4

ONEOK, Inc.	3,110	167,785
		693,451
Real Estate Investment Trusts — 2.3%
American Tower Corp.	17,101	2,705,207
Apartment Investment & Management Co., Class A	2,064	90,568
AvalonBay Communities, Inc.	1,247	217,040
Boston Properties, Inc.	1,086	122,229
Crown Castle International Corp.	24,082	2,616,028
Digital Realty Trust, Inc.	1,532	163,235
Duke Realty Corp.	3,184	82,466
Equinix, Inc.	3,578	1,261,460
Equity Residential	3,323	219,351
Essex Property Trust, Inc.	648	158,896
Extra Space Storage, Inc.	1,107	100,161
Federal Realty Investment Trust	470	55,479
HCP, Inc.	6,333	176,881
Host Hotels & Resorts, Inc.	4,626	77,115
Invitation Homes, Inc.	21,665	435,033
Mid-America Apartment Communities, Inc.	846	80,962
Public Storage	1,989	402,594
Realty Income Corp.	2,857	180,105
Regency Centers Corp.	1,011	59,326
SBA Communications Corp.†	872	141,168
Simon Property Group, Inc.	2,748	461,637
UDR, Inc.	2,010	79,636
Vornado Realty Trust	1,171	72,637
Welltower, Inc.	4,982	345,801
		10,305,015
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	570	58,442
Respiratory Products — 0.1%
ResMed, Inc.	1,890	215,214
Retail-Apparel/Shoe — 0.5%
Foot Locker, Inc.	747	39,741
Ross Stores, Inc.	25,710	2,139,072
Tapestry, Inc.	2,575	86,906
		2,265,719
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	628	98,885
AutoZone, Inc.†	334	280,006
O’Reilly Automotive, Inc.†	1,062	365,678
		744,569
Retail-Automobile — 0.0%
CarMax, Inc.†	1,042	65,365
Retail-Building Products — 0.6%
Home Depot, Inc.	13,430	2,307,542
Lowe’s Cos., Inc.	4,899	452,472
		2,760,014
Retail-Discount — 0.4%
Dollar General Corp.	3,487	376,875
Walmart, Inc.	15,289	1,424,170
		1,801,045
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,619	135,089
Retail-Jewelry — 0.0%
Tiffany & Co.	647	52,090
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	739	34,445
TJX Cos., Inc.	16,413	734,317
		768,762
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	747	182,895
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	1,713	51,013
Retail-Restaurants — 2.5%
Chipotle Mexican Grill, Inc.†	1,714	740,088
Darden Restaurants, Inc.	1,152	115,039
Dunkin’ Brands Group, Inc.	31,233	2,002,660
McDonald’s Corp.	29,296	5,202,091
Starbucks Corp.	44,743	2,881,449
Yum! Brands, Inc.	4,142	380,732
		11,322,059
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	13,222	1,134,844
Marvell Technology Group, Ltd.	59,304	960,132
Maxim Integrated Products, Inc.	2,205	112,124
NXP Semiconductors NV	15,675	1,148,664
QUALCOMM, Inc.	8,360	475,768
		3,831,532
Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	1,117	99,960
Lam Research Corp.	13,282	1,808,610
		1,908,570
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	3,266	214,772
Telephone-Integrated — 0.7%
Verizon Communications, Inc.	54,803	3,081,025
Therapeutics — 0.3%
Neurocrine Biosciences, Inc.†	13,784	984,316
Sarepta Therapeutics, Inc.†	3,410	372,133
		1,356,449
Tobacco — 0.9%
Altria Group, Inc.	57,532	2,841,506
Philip Morris International, Inc.	20,828	1,390,477
		4,231,983
Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	6,121	732,929
Toys — 0.0%
Hasbro, Inc.	880	71,500
Mattel, Inc.†	2,243	22,408
		93,908
Transport-Rail — 1.9%
CSX Corp.	73,895	4,591,096
Kansas City Southern	593	56,602
Norfolk Southern Corp.	2,492	372,654

5

Union Pacific Corp.	23,784	3,287,662
		8,308,014
Transport-Services — 0.2%
Expeditors International of Washington, Inc.	2,289	155,858
FedEx Corp.	1,447	233,445
United Parcel Service, Inc., Class B	4,610	449,613
		838,916
Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	776	72,199
XPO Logistics, Inc.†	11,672	665,771
		737,970
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	9,382	295,814
Water — 0.0%
American Water Works Co., Inc.	1,509	136,972
Web Hosting/Design — 0.4%
GoDaddy, Inc., Class A†	24,331	1,596,600
VeriSign, Inc.†	1,411	209,237
		1,805,837
Web Portals/ISP — 6.1%
Alphabet, Inc., Class A†	8,553	8,937,543
Alphabet, Inc., Class C†	17,654	18,282,659
		27,220,202
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,169	249,522
Total Common Stocks (cost $380,325,531)		439,935,010
EXCHANGE-TRADED FUNDS — 0.9%
SPDR Portfolio S&P 500 Growth ETF (cost $4,636,732)	122,600	3,984,500
Total Long-Term Investment Securities (cost $384,962,263)		443,919,510

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Administration Class 2.27%(1)	1,169,836	1,169,836
U.S. Government Agencies — 0.1%
Federal Home Loan Bank 2.13% due 01/02/2019	$600,000	600,000
U.S. Government Treasuries — 0.2%
United States Treasury Bills
2.11% due 01/03/2019(2)	800,000	799,950
2.37% due 03/28/2019(2)	15,000	14,916
		814,866
Total Short-Term Investment Securities (cost $2,584,624)		2,584,702
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 12/31/2018, to be repurchased 01/02/2019 in the amount of $485,013 and collateralized by $545,000 of United States of Treasury Bonds, bearing interest at 2.50% due 02/15/2046 and having an approximate value of $495,027. (cost $485,000)	485,000	485,000
TOTAL INVESTMENTS (cost $388,031,887)	100.0%	446,989,212
Other assets less liabilities	0.0	110,237
NET ASSETS	100.0%	$447,099,449

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of December 31, 2018.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	March 2019	$1,573,720	$1,505,200	$(68,520)

*Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$439,935,010	$—	$—	$439,935,010
Exchange-Traded Funds	3,984,500	—	—	3,984,500
Short-Term Investment Securities:
Registered Investment Companies	1,169,836	—	—	1,169,836
Other Industries	—	1,414,866	—	1,414,866
Repurchase Agreements	—	485,000	—	485,000
Total Investments at Value	$445,089,346	$1,899,866	$—	$446,989,212

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$68,520	$—	$—	$68,520

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

6

SEASONS SERIES TRUST SA MULTI-MANAGED LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	8,569	$176,779
Omnicom Group, Inc.	4,997	365,980
		542,759
Aerospace/Defense — 0.5%
General Dynamics Corp.	6,207	975,802
Lockheed Martin Corp.	2,207	577,881
Northrop Grumman Corp.	3,871	948,008
Raytheon Co.	3,617	554,667
		3,056,358
Aerospace/Defense-Equipment — 0.7%
Arconic, Inc.	9,589	161,671
Harris Corp.	1,259	169,524
L3 Technologies, Inc.	719	124,862
United Technologies Corp.	39,690	4,226,191
		4,682,248
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	2,933	127,615
Mosaic Co.	4,191	122,419
		250,034
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	12,500	512,125
Airlines — 0.7%
Alaska Air Group, Inc.	2,749	167,277
American Airlines Group, Inc.	9,139	293,453
Delta Air Lines, Inc.	13,910	694,109
Southwest Airlines Co.	65,223	3,031,565
United Continental Holdings, Inc.†	5,103	427,274
		4,613,678
Apparel Manufacturers — 0.1%
Capri Holdings, Ltd.†	3,350	127,032
Hanesbrands, Inc.	4,504	56,435
PVH Corp.	1,689	156,993
Ralph Lauren Corp.	1,216	125,807
Under Armour, Inc., Class A†	1,464	25,869
Under Armour, Inc., Class C†	1,501	24,271
		516,407
Appliances — 0.0%
Whirlpool Corp.	1,423	152,076
Athletic Footwear — 0.2%
NIKE, Inc., Class B	13,908	1,031,139
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	87,109	666,384
General Motors Co.	29,265	978,914
Honda Motor Co., Ltd ADR	92,850	2,455,883
		4,101,181
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	7,791	445,178
Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC	2,291	141,057
BorgWarner, Inc.	63,364	2,201,265
		2,342,322
Banks-Commercial — 1.8%
BB&T Corp.	141,351	6,123,325
Citizens Financial Group, Inc.	10,432	310,143
ING Groep NV ADR	189,887	2,024,196
M&T Bank Corp.	23,983	3,432,687
Regions Financial Corp.	23,051	308,422
Zions Bancorporation	4,285	174,571
		12,373,344
Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	135,072	6,357,839
Northern Trust Corp.	2,320	193,929
State Street Corp.	8,462	533,698
		7,085,466
Banks-Super Regional — 4.6%
Comerica, Inc.	1,947	133,739
Fifth Third Bancorp	14,617	343,938
Huntington Bancshares, Inc.	23,667	282,111
KeyCorp	23,065	340,901
PNC Financial Services Group, Inc.	77,485	9,058,771
SunTrust Banks, Inc.	10,017	505,258
US Bancorp	159,240	7,277,268
Wells Fargo & Co.	287,690	13,256,755
		31,198,741
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	40,997	1,941,208
PepsiCo, Inc.	34,264	3,785,487
		5,726,695
Brewery — 0.0%
Molson Coors Brewing Co., Class B	4,176	234,524
Broadcast Services/Program — 0.0%
Discovery, Inc., Class A†	3,495	86,466
Discovery, Inc., Class C†	8,032	185,379
		271,845
Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	95,760	3,637,922
Building Products-Air & Heating — 0.4%
Johnson Controls International PLC	95,592	2,834,303
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	601	103,294
Vulcan Materials Co.	1,531	151,263
		254,557
Building Products-Wood — 0.0%
Masco Corp.	3,610	105,556
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	7,634	264,595
Lennar Corp., Class A	6,522	255,336
PulteGroup, Inc.	5,761	149,728
		669,659
Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	2,240	638,333
Comcast Corp., Class A	173,490	5,907,334
DISH Network Corp., Class A†	5,111	127,622
		6,673,289
Casino Hotels — 0.1%
MGM Resorts International	11,166	270,887
Wynn Resorts, Ltd.	2,182	215,822
		486,709

1

Chemicals-Diversified — 2.2%
Celanese Corp.	1,402	126,138
DowDuPont, Inc.	168,232	8,997,047
Eastman Chemical Co.	1,436	104,986
FMC Corp.	37,181	2,749,907
LyondellBasell Industries NV, Class A	34,761	2,890,725
PPG Industries, Inc.	2,888	295,240
		15,164,043
Chemicals-Specialty — 0.1%
Albemarle Corp.	2,368	182,502
International Flavors & Fragrances, Inc.	2,258	303,181
		485,683
Coatings/Paint — 0.0%
Sherwin-Williams Co.	698	274,635
Commercial Services — 0.0%
Nielsen Holdings PLC	7,915	184,657
Quanta Services, Inc.	3,256	98,006
		282,663
Commercial Services-Finance — 0.1%
Equifax, Inc.	1,048	97,600
FleetCor Technologies, Inc.†	791	146,905
H&R Block, Inc.	1,741	44,169
Moody’s Corp.	1,895	265,376
Total System Services, Inc.	1,198	97,385
Western Union Co.	5,726	97,686
		749,121
Computer Aided Design — 0.0%
Cadence Design Systems, Inc.†	2,579	112,135
Synopsys, Inc.†	1,431	120,547
		232,682
Computer Services — 0.7%
Accenture PLC, Class A	7,675	1,082,252
Cognizant Technology Solutions Corp., Class A	12,910	819,527
DXC Technology Co.	6,245	332,047
International Business Machines Corp.	20,262	2,303,181
		4,537,007
Computers — 2.7%
Apple, Inc.	107,861	17,013,994
Hewlett Packard Enterprise Co.	31,726	419,101
HP, Inc.	35,281	721,849
		18,154,944
Computers-Memory Devices — 0.3%
NetApp, Inc.	32,198	1,921,255
Seagate Technology PLC	2,090	80,653
Western Digital Corp.	6,453	238,567
		2,240,475
Consulting Services — 0.0%
Verisk Analytics, Inc.†	1,138	124,088
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	3,552	404,715
Containers-Metal/Glass — 0.0%
Ball Corp.	2,496	114,766
Containers-Paper/Plastic — 0.5%
Packaging Corp. of America	2,107	175,850
Sealed Air Corp.	3,499	121,905
WestRock Co.	79,083	2,986,174
		3,283,929
Cosmetics & Toiletries — 2.5%
Colgate-Palmolive Co.	44,165	2,628,701
Coty, Inc., Class A	10,047	65,908
Estee Lauder Cos., Inc., Class A	1,569	204,127
Procter & Gamble Co.	91,321	8,394,226
Unilever NV	78,226	4,208,559
Unilever NV CVA	21,070	1,144,838
		16,646,359
Cruise Lines — 0.3%
Carnival Corp.	33,927	1,672,601
Norwegian Cruise Line Holdings, Ltd.†	4,904	207,880
Royal Caribbean Cruises, Ltd.	3,821	373,656
		2,254,137
Data Processing/Management — 0.0%
Jack Henry & Associates, Inc.	896	113,362
Paychex, Inc.	2,708	176,426
		289,788
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	795	166,497
DENTSPLY SIRONA, Inc.	4,962	184,636
		351,133
Diagnostic Equipment — 0.1%
Danaher Corp.	6,051	623,979
Distribution/Wholesale — 0.0%
Copart, Inc.†	1,469	70,189
LKQ Corp.†	7,094	168,340
		238,529
Diversified Banking Institutions — 7.2%
Bank of America Corp.	573,024	14,119,311
Citigroup, Inc.	173,537	9,034,336
Goldman Sachs Group, Inc.	7,713	1,288,457
JPMorgan Chase & Co.	240,824	23,509,239
Morgan Stanley	29,147	1,155,679
		49,107,022
Diversified Manufacturing Operations — 2.6%
3M Co.	6,361	1,212,025
A.O. Smith Corp.	3,208	136,981
Eaton Corp. PLC	89,461	6,142,392
General Electric Co.	353,028	2,672,422
Illinois Tool Works, Inc.	4,084	517,402
Ingersoll-Rand PLC	38,921	3,550,763
Parker-Hannifin Corp.	2,951	440,112
Siemens AG	21,420	2,388,957
Textron, Inc.	5,417	249,128
		17,310,182
Drug Delivery Systems — 0.0%
Nektar Therapeutics†	3,859	126,845
E-Commerce/Products — 0.1%
eBay, Inc.†	12,511	351,184

2

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	537	924,939
Expedia Group, Inc.	1,004	113,101
TripAdvisor, Inc.†	753	40,617
		1,078,657
Electric Products-Misc. — 0.1%
Emerson Electric Co.	13,960	834,110
Electric-Distribution — 0.7%
CenterPoint Energy, Inc.	11,174	315,442
PPL Corp.	16,057	454,895
Sempra Energy	33,619	3,637,239
		4,407,576
Electric-Integrated — 3.9%
AES Corp.	14,766	213,516
Alliant Energy Corp.	2,262	95,570
American Electric Power Co., Inc.	10,994	821,692
CMS Energy Corp.	2,779	137,977
Consolidated Edison, Inc.	6,944	530,938
Dominion Energy, Inc.	60,957	4,355,987
DTE Energy Co.	4,056	447,377
Duke Energy Corp.	15,894	1,371,652
Edison International	101,303	5,750,971
Entergy Corp.	4,039	347,637
Evergy, Inc.	5,874	333,467
Eversource Energy	41,119	2,674,380
Exelon Corp.	21,560	972,356
FirstEnergy Corp.	10,833	406,779
PG&E Corp.†	11,564	274,645
Public Service Enterprise Group, Inc.	11,269	586,552
SCANA Corp.	3,180	151,940
Southern Co.	22,940	1,007,525
WEC Energy Group, Inc.	3,658	253,353
Xcel Energy, Inc.	116,989	5,764,048
		26,498,362
Electronic Components-Misc. — 0.1%
Corning, Inc.	17,845	539,097
Garmin, Ltd.	1,024	64,840
		603,937
Electronic Components-Semiconductors — 2.5%
Intel Corp.	298,152	13,992,273
IPG Photonics Corp.†	798	90,406
Microchip Technology, Inc.	2,584	185,841
Micron Technology, Inc.†	24,973	792,393
NVIDIA Corp.	6,392	853,332
Qorvo, Inc.†	2,785	169,133
Skyworks Solutions, Inc.	1,544	103,479
Texas Instruments, Inc.	7,281	688,055
		16,874,912
Electronic Connectors — 0.6%
Amphenol Corp., Class A	4,165	337,448
TE Connectivity, Ltd.	47,238	3,572,610
		3,910,058
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	3,340	225,317
FLIR Systems, Inc.	3,085	134,321
Fortive Corp.	6,552	443,308
		802,946
Electronic Security Devices — 0.0%
Allegion PLC	1,038	82,739
Engineering/R&D Services — 0.0%
Fluor Corp.	3,136	100,979
Jacobs Engineering Group, Inc.	2,666	155,855
		256,834
Engines-Internal Combustion — 0.5%
Cummins, Inc.	25,453	3,401,539
Enterprise Software/Service — 0.7%
Oracle Corp.	101,997	4,605,165
Entertainment Software — 0.2%
Activision Blizzard, Inc.	17,013	792,295
Electronic Arts, Inc.†	3,503	276,422
		1,068,717
Finance-Consumer Loans — 0.4%
Synchrony Financial	111,751	2,621,678
Finance-Credit Card — 0.3%
American Express Co.	7,809	744,354
Capital One Financial Corp.	10,560	798,230
Discover Financial Services	2,622	154,646
		1,697,230
Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	12,863	534,201
E*TRADE Financial Corp.	2,324	101,977
Jefferies Financial Group, Inc.	6,267	108,795
TD Ameritrade Holding Corp.	48,092	2,354,584
		3,099,557
Finance-Other Services — 0.2%
CME Group, Inc.	7,977	1,500,633
Nasdaq, Inc.	768	62,646
		1,563,279
Food-Confectionery — 0.1%
Hershey Co.	1,219	130,652
J.M. Smucker Co.	2,536	237,091
		367,743
Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	6,579	351,319
Food-Misc./Diversified — 3.1%
Campbell Soup Co.	4,295	141,692
Conagra Brands, Inc.	90,297	1,928,744
General Mills, Inc.	13,293	517,629
Kellogg Co.	20,130	1,147,611
Kraft Heinz Co.	56,866	2,447,513
Mondelez International, Inc., Class A	262,982	10,527,169
Nestle SA ADR	49,884	4,038,609
		20,748,967
Food-Retail — 0.1%
Kroger Co.	17,792	489,280
Food-Wholesale/Distribution — 0.7%
Sysco Corp.	22,105	1,385,099

3

US Foods Holding Corp.†	107,213	3,392,220
		4,777,319
Footwear & Related Apparel — 0.3%
Skechers U.S.A., Inc., Class A†	86,200	1,973,118
Gas-Distribution — 0.0%
NiSource, Inc.	8,100	205,335
Gold Mining — 0.1%
Newmont Mining Corp.	11,876	411,503
Home Decoration Products — 0.4%
Newell Brands, Inc.	130,380	2,423,764
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,908	104,223
Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.	49,256	3,536,581
Marriott International, Inc., Class A	3,788	411,225
		3,947,806
Human Resources — 0.0%
Robert Half International, Inc.	1,463	83,684
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,345	202,396
Industrial Gases — 0.1%
Linde PLC	4,054	632,586
Instruments-Controls — 0.2%
Honeywell International, Inc.	8,253	1,090,386
Mettler-Toledo International, Inc.†	201	113,682
		1,204,068
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,190	93,475
Waters Corp.†	676	127,527
		221,002
Insurance Brokers — 0.5%
Aon PLC	1,987	288,830
Arthur J. Gallagher & Co.	1,351	99,569
Marsh & McLennan Cos., Inc.	32,727	2,609,978
Willis Towers Watson PLC	2,897	439,939
		3,438,316
Insurance-Life/Health — 1.1%
Aflac, Inc.	69,113	3,148,788
Brighthouse Financial, Inc.†	2,644	80,589
Lincoln National Corp.	4,762	244,338
Principal Financial Group, Inc.	67,393	2,976,749
Prudential Financial, Inc.	9,208	750,913
Torchmark Corp.	1,258	93,759
Unum Group	4,877	143,286
		7,438,422
Insurance-Multi-line — 1.9%
Allstate Corp.	7,679	634,516
American International Group, Inc.(1)	19,724	777,323
Assurant, Inc.	1,162	103,929
Chubb, Ltd.	74,632	9,640,962
Cincinnati Financial Corp.	1,755	135,872
Hartford Financial Services Group, Inc.	7,998	355,511
Loews Corp.	6,164	280,585
MetLife, Inc.	22,002	903,402
		12,832,100
Insurance-Property/Casualty — 0.8%
Berkshire Hathaway, Inc., Class B†	22,554	4,605,076
Progressive Corp.	6,110	368,616
Travelers Cos., Inc.	5,906	707,244
		5,680,936
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	906	197,291
Internet Security — 0.0%
Symantec Corp.	14,244	269,140
Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.	1,174	114,395
Ameriprise Financial, Inc.	34,319	3,581,874
BlackRock, Inc.	2,708	1,063,756
Franklin Resources, Inc.	6,635	196,794
Invesco, Ltd.	309,386	5,179,122
Raymond James Financial, Inc.	2,875	213,929
T. Rowe Price Group, Inc.	2,683	247,694
		10,597,564
Machinery-Construction & Mining — 1.3%
Atlas Copco AB, Class B	172,380	3,779,444
Caterpillar, Inc.	40,456	5,140,744
		8,920,188
Machinery-Farming — 0.2%
Deere & Co.	7,172	1,069,847
Machinery-Material Handling — 0.0%
Dover Corp.	3,263	231,510
Machinery-Pumps — 0.0%
Flowserve Corp.	1,371	52,125
Medical Information Systems — 0.3%
Cerner Corp.†	40,590	2,128,540
Medical Instruments — 1.6%
Medtronic PLC	116,275	10,576,374
Medical Labs & Testing Services — 0.1%
IQVIA Holdings, Inc.†	954	110,826
Laboratory Corp. of America Holdings†	2,250	284,310
Quest Diagnostics, Inc.	3,034	252,641
		647,777
Medical Products — 1.4%
Baxter International, Inc.	6,289	413,942
Becton Dickinson and Co.	2,213	498,633
Cooper Cos., Inc.	624	158,808
Henry Schein, Inc.†	1,869	146,754
Hologic, Inc.†	51,823	2,129,926
Stryker Corp.	2,839	445,013
Zimmer Biomet Holdings, Inc.	52,400	5,434,928
		9,228,004
Medical-Biomedical/Gene — 0.6%
Amgen, Inc.	4,830	940,256
Biogen, Inc.†	2,066	621,701
Celgene Corp.†	8,263	529,576
Gilead Sciences, Inc.	28,842	1,804,067

4

Incyte Corp.†	2,048	130,232
Regeneron Pharmaceuticals, Inc.†	709	264,811
		4,290,643
Medical-Drugs — 6.9%
AbbVie, Inc.	16,098	1,484,074
Allergan PLC	46,542	6,220,804
AstraZeneca PLC ADR	89,916	3,415,009
Bristol-Myers Squibb Co.	91,095	4,735,118
Eli Lilly & Co.	42,333	4,898,775
Johnson & Johnson	81,076	10,462,858
Merck & Co., Inc.	54,470	4,162,053
Pfizer, Inc.	125,580	5,481,567
Roche Holding AG	6,800	1,681,465
Roche Holding AG ADR	112,216	3,487,673
Zoetis, Inc.	4,820	412,303
		46,441,699
Medical-Generic Drugs — 0.1%
Mylan NV†	11,496	314,991
Perrigo Co. PLC	2,787	107,996
		422,987
Medical-HMO — 1.4%
Anthem, Inc.	14,467	3,799,468
Centene Corp.†	4,578	527,844
UnitedHealth Group, Inc.	21,449	5,343,375
		9,670,687
Medical-Hospitals — 0.0%
Universal Health Services, Inc., Class B	817	95,230
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	3,497	260,177
Cardinal Health, Inc.	6,643	296,277
McKesson Corp.	23,106	2,552,520
		3,108,974
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	17,769	183,198
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,630	123,856
Multimedia — 0.9%
Twenty-First Century Fox, Inc., Class A	12,725	612,327
Twenty-First Century Fox, Inc., Class B	5,864	280,182
Viacom, Inc., Class B	144,989	3,726,217
Walt Disney Co.	14,604	1,601,329
		6,220,055
Networking Products — 1.5%
Cisco Systems, Inc.	236,899	10,264,834
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	2,764	199,257
Office Automation & Equipment — 0.0%
Xerox Corp.	4,622	91,331
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,063	95,489
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	2,431	116,542
Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp.	36,630	1,605,859
Cabot Oil & Gas Corp.	2,980	66,603
Cimarex Energy Co.	938	57,828
Concho Resources, Inc.†	2,009	206,505
EOG Resources, Inc.	53,756	4,688,061
EQT Corp.	47,700	901,053
Hess Corp.	2,497	101,128
Newfield Exploration Co.†	2,412	35,360
Noble Energy, Inc.	79,977	1,500,369
Occidental Petroleum Corp.	34,200	2,099,196
Pioneer Natural Resources Co.	24,146	3,175,682
		14,437,644
Oil Companies-Integrated — 4.4%
Chevron Corp.	175,594	19,102,871
Exxon Mobil Corp.	41,534	2,832,204
Royal Dutch Shell PLC, Class B ADR	23,670	1,418,780
TOTAL SA ADR	127,480	6,651,906
		30,005,761
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	8,547	219,658
Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	15,403	908,931
Phillips 66	9,459	814,893
Valero Energy Corp.	9,460	709,216
		2,433,040
Oil-Field Services — 2.0%
Baker Hughes a GE Co., LLC	124,256	2,671,504
Halliburton Co.	111,933	2,975,179
Schlumberger, Ltd.	210,275	7,586,722
TechnipFMC PLC	9,486	185,736
		13,419,141
Paper & Related Products — 0.4%
International Paper Co.	73,559	2,968,841
Pharmacy Services — 0.4%
Cigna Corp.	3,157	599,512
CVS Health Corp.	28,832	1,889,072
		2,488,584
Pipelines — 0.8%
Equitrans Midstream Corp.†	38,160	763,963
Kinder Morgan, Inc.	261,280	4,018,486
ONEOK, Inc.	3,944	212,779
Williams Cos., Inc.	26,990	595,130
		5,590,358
Publishing-Newspapers — 0.0%
News Corp., Class A	8,589	97,485
News Corp., Class B	2,760	31,878
		129,363
Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities, Inc.	2,397	276,230
AvalonBay Communities, Inc.	986	171,613
Boston Properties, Inc.	1,618	182,106
Brixmor Property Group, Inc.	213,947	3,142,882
Crown Castle International Corp.	5,457	592,794
Digital Realty Trust, Inc.	2,024	215,657
Duke Realty Corp.	2,636	68,272

5

Equinix, Inc.	717	252,786
Equity Residential	2,629	173,540
Essex Property Trust, Inc.	383	93,916
Extra Space Storage, Inc.	959	86,770
Federal Realty Investment Trust	856	101,042
Host Hotels & Resorts, Inc.	8,769	146,179
Iron Mountain, Inc.	6,381	206,808
Kimco Realty Corp.	9,395	137,637
Macerich Co.	2,359	102,098
Mid-America Apartment Communities, Inc.	1,117	106,897
Park Hotels & Resorts, Inc.	125,928	3,271,610
Prologis, Inc.	14,036	824,194
Realty Income Corp.	1,777	112,022
Regency Centers Corp.	2,078	121,937
SBA Communications Corp.†	1,061	171,765
Simon Property Group, Inc.	2,276	382,345
SL Green Realty Corp.	1,901	150,331
UDR, Inc.	2,765	109,549
Ventas, Inc.	7,948	465,673
Vornado Realty Trust	1,892	117,361
Weyerhaeuser Co.	131,444	2,873,366
		14,657,380
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	7,068	283,003
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	850	87,151
Retail-Apparel/Shoe — 0.4%
Foot Locker, Inc.	1,306	69,479
Gap, Inc.	4,762	122,669
L Brands, Inc.	74,206	1,904,868
Ross Stores, Inc.	3,579	297,773
Tapestry, Inc.	2,132	71,955
		2,466,744
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	11,749	1,849,998
Genuine Parts Co.	3,272	314,177
		2,164,175
Retail-Automobile — 0.0%
CarMax, Inc.†	2,141	134,305
Retail-Building Products — 0.5%
Home Depot, Inc.	13,599	2,336,580
Lowe’s Cos., Inc.	9,667	892,844
		3,229,424
Retail-Catalog Shopping — 0.5%
Qurate Retail, Inc.†(4)	163,278	3,187,187
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	5,220	276,451
Retail-Discount — 1.4%
Costco Wholesale Corp.	9,770	1,990,246
Dollar Tree, Inc.†	5,306	479,238
Target Corp.	29,955	1,979,726
Walmart, Inc.	51,819	4,826,940
		9,276,150
Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	34,304	2,343,992
Retail-Jewelry — 0.0%
Tiffany & Co.	1,330	107,078
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	1,294	60,313
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	3,682	244,264
Macy’s, Inc.	3,976	118,405
		362,669
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	830	82,884
Starbucks Corp.	13,553	872,813
		955,697
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	5,195	106,030
Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	8,415	121,428
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	3,796	325,811
Maxim Integrated Products, Inc.	2,471	125,650
QUALCOMM, Inc.	98,900	5,628,399
		6,079,860
Semiconductor Equipment — 1.0%
Applied Materials, Inc.	113,876	3,728,300
KLA-Tencor Corp.	27,036	2,419,452
Lam Research Corp.	3,460	471,148
		6,618,900
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	958	182,317
Steel-Producers — 0.1%
Nucor Corp.	6,999	362,618
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	7,695	207,072
Telephone-Integrated — 2.4%
AT&T, Inc.	162,266	4,631,072
CenturyLink, Inc.	21,203	321,225
Verizon Communications, Inc.	197,285	11,091,363
		16,043,660
Television — 0.1%
CBS Corp., Class B	7,507	328,206
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,406	164,446
Tobacco — 1.2%
Altria Group, Inc.	41,894	2,069,145
British American Tobacco PLC ADR	78,353	2,496,326
Philip Morris International, Inc.	55,422	3,699,973
		8,265,444
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,241	180,305
Stanley Black & Decker, Inc.	3,368	403,284
		583,589

6

Toys — 0.0%
Hasbro, Inc.	1,116	90,675
Mattel, Inc.†	3,925	39,211
		129,886
Transport-Rail — 0.8%
Kansas City Southern	1,270	121,221
Norfolk Southern Corp.	1,882	281,434
Union Pacific Corp.	35,477	4,903,986
		5,306,641
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	3,066	257,820
FedEx Corp.	2,973	479,634
United Parcel Service, Inc., Class B	28,770	2,805,938
		3,543,392
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	643	59,825
Water — 0.0%
American Water Works Co., Inc.	1,490	135,247
Water Treatment Systems — 0.0%
Pentair PLC	3,561	134,535
Wireless Equipment — 0.5%
Nokia OYJ ADR	584,599	3,402,366
Total Common Stocks (cost $675,239,070)		656,389,920
EXCHANGE-TRADED FUNDS — 1.8%
iShares Russell 1000 Value ETF	55,020	6,109,971
iShares S&P 500 Value ETF	57,900	5,856,006
Total Exchange-Traded Funds (cost $13,286,546)		11,965,977
Total Long-Term Investment Securities (cost $688,525,616)		668,355,897

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills
2.36% due 03/07/2019(2)	$70,000	69,704
2.46% due 06/13/2019(2)	100,000	98,901
Total Short-Term Investment Securities (cost $168,586)		168,605
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 12/31/2018, to be repurchased 01/02/2019 in the amount of $854,024 and collateralized by $960,000 of United States Treasury Bonds, bearing interest at 2.50% due 02/15/2046 and having an approximate value of $871,974	854,000	854,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	500,000	500,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	405,000	405,000
BNP Paribas SA Joint Repurchase Agreement(3)	490,000	490,000
Deutsche Bank AG Joint Repurchase Agreement(3)	460,000	460,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	490,000	490,000
Total Repurchase Agreements (cost $3,199,000)		3,199,000
TOTAL INVESTMENTS (cost $691,893,202)	99.1%	671,723,502
Other assets less liabilities	0.9	6,393,805
NET ASSETS	100.0%	$678,117,307

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	Illiquid security. At December 31, 2018, the aggregate value of these securities was $3,187,187 representing 0.5% of net assets.
ADR	— American Depositary Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
ETF	— Exchange-Traded Funds

7

Futures Contracts

Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
4	Long	S&P 500 Citigroup Value Index	March 2019	$1,039,420	$991,500	$(47,920)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	JPY	243,622,776	USD	2,182,725	03/29/2019	$—	$(54,761)
	USD	130,261	JPY	14,285,900	03/29/2019	943	—
						943	(54,761)
Credit Suisse AG	EUR	7,656,052	USD	8,808,786	03/29/2019	—	(26,861)
	USD	238,263	EUR	207,441	03/29/2019	1,139	—
						1,139	(26,861)
Goldman Sachs & Co.	SEK	26,957,474	USD	2,995,641	03/29/2019	—	(67,008)
	USD	78,570	SEK	706,068	03/29/2019	1,647	—
						1,647	(67,008)
JPMorgan Chase Bank, N.A.	GBP	962,015	USD	1,223,123	03/29/2019	—	(8,174)
	USD	29,711	GBP	23,433	03/29/2019	281	—
						281	(8,174)
UBS AG	CHF	1,514,967	USD	1,540,426	03/29/2019	—	(13,379)
	USD	110,598	CHF	108,115	03/29/2019	288	—
						288	(13,379)
Net Unrealized Appreciation (Depreciation)						$4,298	$(170,183)

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of  December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$647,395,216	$8,994,704	**	$—	$656,389,920
Exchange-Traded Funds	11,965,977	—		—	11,965,977
Short-Term Investment Securities	—	168,605		—	168,605
Repurchase Agreements	—	3,199,000		—	3,199,000
Total Investments at Value	$659,361,193	$12,362,309		$—	$671,723,502

Other Financial Instruments:†
Futures Contracts	$—	$—		$—	$—
Forward Foreign Currency Contracts	—	4,298		—	4,298
Total Other Financial Instruments	$—	$4,298		$—	$4,298

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$47,920	$—		$—	$47,920
Forward Foreign Currency Contracts	—	170,183		—	170,183
Total Other Financial Instruments	$47,920	$170,183		$—	$218,103

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

8

SEASONS SERIES TRUST SA MULTI-MANAGED MID CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS — 97.4%
Advanced Materials — 0.0%
Hexcel Corp.	456	$26,147
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	4,748	97,951
Omnicom Group, Inc.	4,960	363,271
		461,222
Aerospace/Defense — 0.5%
Spirit AeroSystems Holdings, Inc., Class A	2,563	184,766
TransDigm Group, Inc.†	2,397	815,124
		999,890
Aerospace/Defense-Equipment — 1.4%
Curtiss-Wright Corp.	83	8,476
Harris Corp.	16,774	2,258,619
HEICO Corp.	930	72,057
HEICO Corp., Class A	1,832	115,416
L3 Technologies, Inc.	1,514	262,921
		2,717,489
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,900	126,179
Airlines — 0.4%
Alaska Air Group, Inc.	5,100	310,335
American Airlines Group, Inc.	6,700	215,137
Copa Holdings SA, Class A	1,000	78,710
United Continental Holdings, Inc.†	3,000	251,190
		855,372
Apparel Manufacturers — 0.9%
Carter’s, Inc.	1,093	89,211
Columbia Sportswear Co.	92	7,736
Hanesbrands, Inc.	8,675	108,698
Michael Kors Holdings, Ltd.†	1,826	69,242
PVH Corp.	1,100	102,245
Under Armour, Inc., Class A†	12,738	225,080
Under Armour, Inc., Class C†	42,655	689,731
VF Corp.	6,029	430,109
		1,722,052
Applications Software — 3.2%
CDK Global, Inc.	8,133	389,408
PTC, Inc.†	2,825	234,192
RealPage, Inc.†	5,656	272,563
Red Hat, Inc.†	6,084	1,068,594
ServiceNow, Inc.†	20,011	3,562,958
Tableau Software, Inc., Class A†	4,579	549,480
		6,077,195
Auction Houses/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.	3,100	101,432
Sotheby’s†	2,000	79,480
		180,912
Auto-Cars/Light Trucks — 0.1%
Ferrari NV	1,240	123,306
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,300	131,422
Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	2,773	121,762
Altra Industrial Motion Corp.	1,126	28,319
Aptiv PLC	12,657	779,292
Lear Corp.	168	20,641
Visteon Corp.†	451	27,186
WABCO Holdings, Inc.†	2,160	231,854
		1,209,054
Banks-Commercial — 0.8%
BankUnited, Inc.	2,500	74,850
BOK Financial Corp.	150	10,999
East West Bancorp, Inc.	262	11,405
First Republic Bank	5,300	460,570
Pinnacle Financial Partners, Inc.	2,383	109,856
Signature Bank	1,920	197,395
SVB Financial Group†	1,811	343,945
Synovus Financial Corp.	221	7,070
Texas Capital Bancshares, Inc.†	762	38,931
Webster Financial Corp.	4,000	197,160
Western Alliance Bancorp†	1,432	56,550
		1,508,731
Banks-Fiduciary — 0.1%
Northern Trust Corp.	2,288	191,254
State Street Corp.	600	37,842
		229,096
Banks-Super Regional — 0.1%
Comerica, Inc.	240	16,486
Fifth Third Bancorp	4,100	96,473
		112,959
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	820	37,023
Beverages-Non-alcoholic — 1.1%
Keurig Dr Pepper, Inc.	8,736	223,991
Monster Beverage Corp.†	36,748	1,808,737
		2,032,728
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class A	1,241	58,848
Brown-Forman Corp., Class B	12,123	576,813
		635,661
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.	1,041	60,596
Fortune Brands Home & Security, Inc.	7,019	266,652
		327,248
Building & Construction-Misc. — 0.0%
frontdoor, Inc.†	1,641	43,667
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	812	177,714
Building Products-Cement — 1.2%
Eagle Materials, Inc.	2,603	158,861
Martin Marietta Materials, Inc.	1,394	239,587
Vulcan Materials Co.	18,807	1,858,131
		2,256,579
Building Products-Wood — 0.1%
Masco Corp.	5,033	147,165
Building-Maintenance & Services — 0.2%
Rollins, Inc.	9,205	332,301
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,002	52,104

1

Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	4,895	169,661
Lennar Corp., Class A	3,721	145,677
Lennar Corp., Class B	202	6,329
NVR, Inc.†	177	431,347
PulteGroup, Inc.	1,995	51,850
Toll Brothers, Inc.	4,380	144,233
		949,097
Cable/Satellite TV — 0.1%
Altice USA, Inc., Class A	2,387	39,433
Cable One, Inc.	103	84,471
		123,904
Casino Hotels — 0.7%
Melco Resorts & Entertainment, Ltd. ADR	37,279	656,856
MGM Resorts International	9,159	222,197
Wynn Resorts, Ltd.	4,388	434,017
		1,313,070
Chemicals-Diversified — 0.4%
Celanese Corp.	3,950	355,382
FMC Corp.	1,320	97,627
PPG Industries, Inc.	2,000	204,460
Westlake Chemical Corp.	812	53,730
		711,199
Chemicals-Specialty — 0.3%
Chemours Co.	4,142	116,887
International Flavors & Fragrances, Inc.	1,162	156,022
NewMarket Corp.	176	72,528
Platform Specialty Products Corp.†	2,683	27,715
Univar, Inc.†	418	7,415
Valvoline, Inc.	6,214	120,241
Versum Materials, Inc.	2,628	72,848
W.R. Grace & Co.	1,195	77,568
		651,224
Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	6,079	142,370
RPM International, Inc.	4,845	284,789
		427,159
Commercial Services — 2.0%
Cintas Corp.	4,112	690,775
CoreLogic, Inc.†	6,732	224,983
CoStar Group, Inc.†	7,819	2,637,661
Nielsen Holdings PLC	7,900	184,307
Quanta Services, Inc.	1,048	31,545
ServiceMaster Global Holdings, Inc.†	3,282	120,581
		3,889,852
Commercial Services-Finance — 3.8%
Equifax, Inc.	4,084	380,343
Euronet Worldwide, Inc.†	2,199	225,134
FleetCor Technologies, Inc.†	4,574	849,483
Global Payments, Inc.	8,643	891,353
H&R Block, Inc.	916	23,239
IHS Markit, Ltd.†	5,491	263,403
MarketAxess Holdings, Inc.	1,646	347,816
Moody’s Corp.	7,233	1,012,909
Morningstar, Inc.	439	48,220
Sabre Corp.	13,480	291,707
Square, Inc., Class A†	19,041	1,068,010
Total System Services, Inc.	4,354	353,937
TransUnion	9,950	565,160
Western Union Co.	2,988	50,975
WEX, Inc.†	2,397	335,724
Worldpay, Inc., Class A†	6,945	530,806
		7,238,219
Computer Aided Design — 1.8%
ANSYS, Inc.†	2,815	402,376
Aspen Technology, Inc.†	1,634	134,282
Autodesk, Inc.†	15,502	1,993,712
Cadence Design Systems, Inc.†	13,655	593,719
Synopsys, Inc.†	3,936	331,569
		3,455,658
Computer Data Security — 0.2%
Fortinet, Inc.†	5,811	409,269
Computer Services — 0.4%
Elastic NV†	158	11,294
EPAM Systems, Inc.†	2,141	248,377
Genpact, Ltd.	5,159	139,241
Leidos Holdings, Inc.	4,600	242,512
Teradata Corp.†	2,035	78,063
		719,487
Computer Software — 2.1%
Akamai Technologies, Inc.†	3,590	219,277
Citrix Systems, Inc.	3,273	335,351
Dropbox, Inc., Class A†	3,769	77,001
Pivotal Software, Inc., Class A†	45,120	737,712
Splunk, Inc.†	17,046	1,787,273
SS&C Technologies Holdings, Inc.	13,001	586,475
Zuora, Inc., Class A†	13,377	242,659
		3,985,748
Computers — 0.1%
Dell Technologies, Inc., Class C†	225	11,018
Nutanix, Inc., Class A†	3,386	140,824
		151,842
Computers-Integrated Systems — 0.1%
NCR Corp.†	2,345	54,123
StoneCo, Ltd., Class A†	2,487	45,860
		99,983
Computers-Memory Devices — 0.3%
NetApp, Inc.	6,343	378,487
Pure Storage, Inc., Class A†	11,241	180,755
		559,242
Computers-Periphery Equipment — 0.3%
Logitech International SA (NASDAQ)	796	24,899
Logitech International SA (SIX)	15,697	495,970
		520,869
Consulting Services — 1.1%
Booz Allen Hamilton Holding Corp.	11,497	518,170
Gartner, Inc.†	5,842	746,841

2

Verisk Analytics, Inc.†	7,281	793,920
		2,058,931
Consumer Products-Misc. — 0.4%
Clorox Co.	4,803	740,334
Containers-Metal/Glass — 0.3%
Ball Corp.	11,500	528,770
Crown Holdings, Inc.†	3,126	129,948
Silgan Holdings, Inc.	630	14,880
		673,598
Containers-Paper/Plastic — 0.3%
Berry Global Group, Inc.†	1,595	75,810
Graphic Packaging Holding Co.	1,271	13,524
Packaging Corp. of America	2,261	188,703
Sealed Air Corp.	6,781	236,250
		514,287
Cruise Lines — 0.7%
Norwegian Cruise Line Holdings, Ltd.†	26,036	1,103,666
Royal Caribbean Cruises, Ltd.	1,600	156,464
		1,260,130
Data Processing/Management — 2.3%
Broadridge Financial Solutions, Inc.	2,802	269,692
DocuSign, Inc.†	3,199	128,216
Dun & Bradstreet Corp.	392	55,954
Fair Isaac Corp.†	5,052	944,724
Fidelity National Information Services, Inc.	5,678	582,279
First Data Corp., Class A†	13,156	222,468
Fiserv, Inc.†	17,650	1,297,098
Jack Henry & Associates, Inc.	1,861	235,454
Paychex, Inc.	10,317	672,153
		4,408,038
Decision Support Software — 0.3%
MSCI, Inc.	3,506	516,890
Dental Supplies & Equipment — 1.5%
Align Technology, Inc.†	13,459	2,818,718
Diagnostic Kits — 0.5%
IDEXX Laboratories, Inc.†	3,958	736,267
QIAGEN NV†	4,900	168,805
		905,072
Dialysis Centers — 0.1%
DaVita, Inc.†	3,431	176,559
Disposable Medical Products — 0.2%
ICU Medical, Inc.†	947	217,460
STERIS PLC	1,100	117,535
		334,995
Distribution/Wholesale — 1.3%
Copart, Inc.†	10,102	482,674
Fastenal Co.	8,152	426,268
HD Supply Holdings, Inc.†	11,241	421,762
KAR Auction Services, Inc.	9,046	431,675
LKQ Corp.†	1,247	29,591
Pool Corp.	951	141,366
Watsco, Inc.	1,419	197,440
WW Grainger, Inc.	1,099	310,314
		2,441,090
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	7,537	321,830
Ingersoll-Rand PLC	3,208	292,666
Parker-Hannifin Corp.	578	86,203
Textron, Inc.	4,083	187,777
		888,476
Diversified Operations — 0.0%
Spectrum Brands Holdings, Inc.	457	19,308
Drug Delivery Systems — 1.1%
DexCom, Inc.†	15,921	1,907,336
Nektar Therapeutics†	5,677	186,603
		2,093,939
E-Commerce/Products — 1.0%
Farfetch, Ltd., Class A†	2,508	44,417
Wayfair, Inc., Class A†	20,542	1,850,423
		1,894,840
E-Commerce/Services — 1.8%
Ctrip.com International, Ltd. ADR†	3,700	100,122
Expedia Group, Inc.	2,915	328,375
GrubHub, Inc.†	2,783	213,762
IAC/InterActiveCorp†	3,302	604,398
Match Group, Inc.	5,749	245,885
MercadoLibre, Inc.	400	117,140
TripAdvisor, Inc.†	16,598	895,296
Upwork, Inc.†	600	10,866
Zillow Group, Inc., Class A†	2,974	93,473
Zillow Group, Inc., Class C†	24,195	764,078
		3,373,395
E-Services/Consulting — 0.3%
CDW Corp.	7,643	619,465
Electric Products-Misc. — 0.2%
AMETEK, Inc.	3,161	214,000
Littelfuse, Inc.	1,284	220,180
		434,180
Electronic Components-Misc. — 0.3%
Corning, Inc.	8,400	253,764
Gentex Corp.	4,425	89,429
Sensata Technologies Holding PLC†	7,435	333,386
		676,579
Electronic Components-Semiconductors — 2.6%
Advanced Micro Devices, Inc.†	99,504	1,836,844
IPG Photonics Corp.†	1,572	178,092
Microchip Technology, Inc.	13,015	936,039
Monolithic Power Systems, Inc.	2,284	265,515
ON Semiconductor Corp.†	10,088	166,553
Skyworks Solutions, Inc.	9,861	660,884
Xilinx, Inc.	10,763	916,684
		4,960,611
Electronic Connectors — 0.6%
Amphenol Corp., Class A	13,341	1,080,888

3

Electronic Forms — 0.0%
DocuSign, Inc. CVR†(1)(2)	2,581	5,807
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	4,400	296,824
FLIR Systems, Inc.	1,493	65,005
Fortive Corp.	10,414	704,611
Keysight Technologies, Inc.†	6,300	391,104
National Instruments Corp.	2,168	98,384
		1,555,928
Electronic Security Devices — 0.3%
ADT, Inc.	10,600	63,706
Allegion PLC	5,501	438,485
		502,191
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,300	173,732
Enterprise Software/Service — 5.5%
Atlassian Corp. PLC, Class A†	8,163	726,344
Black Knight, Inc.†	10,987	495,074
Ceridian HCM Holding, Inc.†	1,775	61,220
Coupa Software, Inc.†	1,100	69,146
Guidewire Software, Inc.†	30,069	2,412,436
Manhattan Associates, Inc.†	1,605	68,004
Paycom Software, Inc.†	1,900	232,655
Pegasystems, Inc.	910	43,525
Pluralsight, Inc., Class A†	467	10,998
SolarWinds Corp.†	490	6,777
Tyler Technologies, Inc.†	2,224	413,263
Ultimate Software Group, Inc.†	2,047	501,249
Veeva Systems, Inc., Class A†	17,687	1,579,803
Workday, Inc., Class A†	24,762	3,953,996
		10,574,490
Entertainment Software — 1.0%
DraftKings, Inc.†(1)(2)(3)	74,969	191,138
Electronic Arts, Inc.†	1,300	102,583
Take-Two Interactive Software, Inc.†	14,691	1,512,291
Zynga, Inc., Class A†	36,000	141,480
		1,947,492
Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	4,994	216,690
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	250	95,440
Santander Consumer USA Holdings, Inc.	360	6,332
		101,772
Finance-Consumer Loans — 0.1%
OneMain Holdings, Inc.†	131	3,182
Synchrony Financial	6,250	146,625
		149,807
Finance-Credit Card — 0.3%
Alliance Data Systems Corp.	1,147	172,142
Discover Financial Services	6,818	402,125
		574,267
Finance-Investment Banker/Broker — 1.4%
E*TRADE Financial Corp.	4,817	211,370
Evercore, Inc., Class A	971	69,485
Interactive Brokers Group, Inc., Class A	1,625	88,806
Lazard, Ltd., Class A	7,866	290,334
TD Ameritrade Holding Corp.	40,487	1,982,244
Virtu Financial, Inc., Class A	944	24,317
		2,666,556
Finance-Leasing Companies — 0.0%
Air Lease Corp.	176	5,317
Finance-Mortgage Loan/Banker — 0.0%
Ellie Mae, Inc.†	1,200	75,396
Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	7,107	695,278
Nasdaq, Inc.	2,000	163,140
SEI Investments Co.	3,175	146,685
		1,005,103
Food-Catering — 0.1%
Aramark	4,700	136,159
Food-Confectionery — 0.3%
Hershey Co.	5,875	629,682
Food-Meat Products — 0.2%
Hormel Foods Corp.	2,300	98,164
Tyson Foods, Inc., Class A	3,700	197,580
		295,744
Food-Misc./Diversified — 1.1%
Campbell Soup Co.	2,958	97,584
Conagra Brands, Inc.	3,900	83,304
Kellogg Co.	3,004	171,258
Lamb Weston Holdings, Inc.	17,689	1,301,203
McCormick & Co., Inc.	2,571	357,986
Post Holdings, Inc.†	915	81,554
		2,092,889
Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	6,028	141,718
Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	307	9,713
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,516	34,701
Funeral Services & Related Items — 0.2%
Service Corp. International	9,677	389,596
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	133	1,946
Garden Products — 0.2%
Scotts Miracle-Gro Co.	478	29,378
Toro Co.	5,094	284,653
		314,031
Gas-Distribution — 0.2%
Atmos Energy Corp.	2,800	259,616
NiSource, Inc.	5,100	129,285
		388,901
Gold Mining — 0.0%
Royal Gold, Inc.	649	55,587

4

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,200	44,028
Home Decoration Products — 0.0%
Newell Brands, Inc.	4,000	74,360
Home Furnishings — 0.0%
Tempur Sealy International, Inc.†	1,120	46,368
Hotels/Motels — 1.1%
Choice Hotels International, Inc.	2,638	188,828
Extended Stay America, Inc.	8,145	126,248
Hilton Grand Vacations, Inc.†	23,164	611,298
Hilton Worldwide Holdings, Inc.	13,888	997,158
Wyndham Destinations, Inc.†	2,313	82,898
Wyndham Hotels & Resorts, Inc.	2,367	107,391
		2,113,821
Human Resources — 0.2%
ManpowerGroup, Inc.	700	45,360
Robert Half International, Inc.	5,161	295,209
		340,569
Industrial Automated/Robotic — 0.5%
Cognex Corp.	6,999	270,651
Rockwell Automation, Inc.	4,612	694,014
		964,665
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,100	176,055
Instruments-Controls — 0.3%
Mettler-Toledo International, Inc.†	1,185	670,212
Instruments-Scientific — 0.2%
Waters Corp.†	1,689	318,630
Insurance Brokers — 0.2%
Brown & Brown, Inc.	317	8,737
Willis Towers Watson PLC	2,700	410,022
		418,759
Insurance-Multi-line — 0.1%
Assurant, Inc.	1,700	152,048
Voya Financial, Inc.	290	11,641
		163,689
Insurance-Property/Casualty — 0.3%
Alleghany Corp.	41	25,556
Arch Capital Group, Ltd.†	1,489	39,786
Erie Indemnity Co., Class A	454	60,523
Fidelity National Financial, Inc.	7,900	248,376
Markel Corp.†	29	30,103
Progressive Corp.	3,600	217,188
		621,532
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	2,214	114,331
Everest Re Group, Ltd.	387	84,273
RenaissanceRe Holdings, Ltd.	84	11,231
		209,835
Internet Application Software — 0.3%
Okta, Inc.†	3,372	215,134
Zendesk, Inc.†	4,844	282,744
		497,878
Internet Content-Entertainment — 0.3%
Twitter, Inc.†	17,327	497,978
Internet Content-Information/News — 0.9%
Spotify Technology SA†	14,518	1,647,793
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,478	239,480
Internet Security — 0.6%
FireEye, Inc.†	3,106	50,348
Palo Alto Networks, Inc.†	4,002	753,777
Proofpoint, Inc.†	2,916	244,390
Symantec Corp.	9,300	175,723
		1,224,238
Internet Telephone — 0.2%
RingCentral, Inc., Class A†	1,651	136,109
Twilio, Inc., Class A†	3,084	275,401
		411,510
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	546	56,986
Eaton Vance Corp.	2,751	96,780
LPL Financial Holdings, Inc.	2,079	126,986
Raymond James Financial, Inc.	937	69,722
T. Rowe Price Group, Inc.	5,313	490,496
		840,970
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,909	201,800
Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	560	64,372
Universal Display Corp.	5,380	503,407
		567,779
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,522	120,010
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	6,106	233,432
Machinery-General Industrial — 1.6%
IDEX Corp.	9,897	1,249,595
Middleby Corp.†	1,877	192,824
Nordson Corp.	2,508	299,330
Roper Technologies, Inc.	4,205	1,120,717
Wabtec Corp.	2,948	207,097
Welbilt, Inc.†	3,145	34,941
		3,104,504
Machinery-Pumps — 0.4%
Flowserve Corp.	2,300	87,446
Gardner Denver Holdings, Inc.†	1,006	20,573
Graco, Inc.	8,400	351,540
Xylem, Inc.	4,423	295,102
		754,661
Medical Information Systems — 0.3%
athenahealth, Inc.†	967	127,576
Cerner Corp.†	6,028	316,109
Medidata Solutions, Inc.†	2,100	141,582
		585,267

5

Medical Instruments — 1.7%
Bio-Techne Corp.	899	130,103
Bruker Corp.	4,581	136,376
Cantel Medical Corp.	890	66,261
Edwards Lifesciences Corp.†	15,819	2,422,996
Integra LifeSciences Holdings Corp.†	1,326	59,803
Teleflex, Inc.	1,510	390,305
		3,205,844
Medical Labs & Testing Services — 0.2%
Catalent, Inc.†	4,605	143,584
Charles River Laboratories International, Inc.†	820	92,808
IQVIA Holdings, Inc.†	1,500	174,255
Laboratory Corp. of America Holdings†	146	18,448
		429,095
Medical Products — 2.6%
ABIOMED, Inc.†	1,233	400,774
Cooper Cos., Inc.	2,336	594,512
Haemonetics Corp.†	17,115	1,712,356
Henry Schein, Inc.†	2,745	215,537
Hill-Rom Holdings, Inc.	1,038	91,915
Hologic, Inc.†	9,100	374,010
Novocure, Ltd.†	1,500	50,220
Penumbra, Inc.†	9,838	1,202,204
Varian Medical Systems, Inc.†	2,212	250,642
West Pharmaceutical Services, Inc.	1,808	177,238
		5,069,408
Medical-Biomedical/Gene — 3.8%
Alexion Pharmaceuticals, Inc.†	1,200	116,832
Alnylam Pharmaceuticals, Inc.†	4,511	328,897
BioMarin Pharmaceutical, Inc.†	8,870	755,280
Bluebird Bio, Inc.†	3,099	307,421
Blueprint Medicines Corp.†	600	32,346
Exact Sciences Corp.†	37,296	2,353,378
Exelixis, Inc.†	13,392	263,421
FibroGen, Inc.†	1,100	50,908
Immunomedics, Inc.†	3,300	47,091
Incyte Corp.†	8,144	517,877
Ionis Pharmaceuticals, Inc.†	18,157	981,567
Loxo Oncology, Inc.†	400	56,028
Sage Therapeutics, Inc.†	6,780	649,456
Seattle Genetics, Inc.†	12,396	702,357
Ultragenyx Pharmaceutical, Inc.†	1,000	43,480
		7,206,339
Medical-Drugs — 0.8%
Alkermes PLC†	8,120	239,621
Galapagos NV†	6,015	555,194
Galapagos NV ADR†	800	73,392
Jazz Pharmaceuticals PLC†	2,406	298,248
Madrigal Pharmaceuticals, Inc.†	236	26,602
PRA Health Sciences, Inc.†	1,399	128,652
TESARO, Inc.†	932	69,201
Zoetis, Inc.	800	68,432
		1,459,342
Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	2,100	81,375
Medical-HMO — 0.9%
Centene Corp.†	8,125	936,812
Molina Healthcare, Inc.†	3,271	380,156
WellCare Health Plans, Inc.†	2,090	493,428
		1,810,396
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	3,846	98,881
Universal Health Services, Inc., Class B	1,300	151,528
		250,409
Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	375	106,230
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	3,814	283,762
Premier, Inc., Class A†	412	15,388
		299,150
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A	87	1,401
Lions Gate Entertainment Corp., Class B	170	2,529
		3,930
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	409	25,084
Multimedia — 0.2%
FactSet Research Systems, Inc.	1,555	311,202
Networking Products — 0.2%
Arista Networks, Inc.†	1,396	294,137
LogMeIn, Inc.	805	65,664
		359,801
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	346	24,943
Waste Connections, Inc.	4,523	335,833
		360,776
Office Automation & Equipment — 0.8%
Zebra Technologies Corp., Class A†	9,201	1,465,075
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	4,190	376,388
Oil Companies-Exploration & Production — 1.2%
Antero Resources Corp.†	3,111	29,212
Apache Corp.	582	15,278
Cabot Oil & Gas Corp.	17,158	383,481
Centennial Resource Development, Inc., Class A†	8,374	92,281
Cimarex Energy Co.	884	54,499
Concho Resources, Inc.†	2,031	208,766
Continental Resources, Inc.†	3,019	121,334
Diamondback Energy, Inc.	4,744	439,769
Jagged Peak Energy, Inc.†	12,000	109,440
Kosmos Energy, Ltd.†	1,108	4,510
Newfield Exploration Co.†	1,753	25,699
Parsley Energy, Inc., Class A†	4,433	70,839
Venture Global LNG, Inc., Series B†(1)(2)(3)	3	15,600
Venture Global LNG, Inc., Series C†(1)(2)(3)	42	218,400

6

WPX Energy, Inc.†	46,885	532,145
		2,321,253
Oil Refining & Marketing — 0.0%
HollyFrontier Corp.	1,600	81,792
Oil-Field Services — 0.0%
Oceaneering International, Inc.†	3,300	39,930
RPC, Inc.	506	4,994
		44,924
Paper & Related Products — 0.1%
International Paper Co.	4,332	174,840
Patient Monitoring Equipment — 0.7%
Insulet Corp.†	16,380	1,299,262
Masimo Corp.†	1,116	119,825
		1,419,087
Physical Therapy/Rehabilitation Centers — 0.1%
Encompass Health Corp.	2,368	146,106
Pipelines — 0.2%
Cheniere Energy, Inc.†	3,882	229,775
ONEOK, Inc.	4,106	221,519
		451,294
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	2,200	109,340
Hubbell, Inc.	3,094	307,358
		416,698
Precious Metals — 0.1%
Wheaton Precious Metals Corp.	6,100	119,133
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	45	12,047
Radio — 0.1%
Sirius XM Holdings, Inc.	31,114	177,661
Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities, Inc.	195	22,472
American Campus Communities, Inc.	3,073	127,191
Colony Capital, Inc.	636	2,977
CoreSite Realty Corp.	880	76,762
CubeSmart	4,000	114,760
Equinix, Inc.	306	107,883
Equity LifeStyle Properties, Inc.	2,071	201,156
Extra Space Storage, Inc.	2,558	231,448
Federal Realty Investment Trust	500	59,020
Gaming and Leisure Properties, Inc.	1,755	56,704
Hudson Pacific Properties, Inc.	458	13,310
Iron Mountain, Inc.	3,500	113,435
Lamar Advertising Co., Class A	1,851	128,052
Life Storage, Inc.	62	5,765
MGM Growth Properties LLC, Class A	5,200	137,332
Omega Healthcare Investors, Inc.	393	13,814
SBA Communications Corp.†	5,412	876,149
SL Green Realty Corp.	1,000	79,080
Taubman Centers, Inc.	1,432	65,142
VEREIT, Inc.	8,901	63,642
		2,496,094
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	3,697	148,028
Jones Lang LaSalle, Inc.	1,100	139,260
WeWork Cos., Inc., Class A†(1)(2)(3)	1,550	80,305
		367,593
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	380	37,096
Recreational Centers — 0.5%
Planet Fitness, Inc., Class A†	16,572	888,591
Recreational Vehicles — 0.4%
Brunswick Corp.	203	9,429
Polaris Industries, Inc.	10,184	780,909
		790,338
Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,960	200,959
Resorts/Theme Parks — 1.2%
Marriott Vacations Worldwide Corp.	10,943	771,591
Six Flags Entertainment Corp.	1,726	96,017
Vail Resorts, Inc.	6,947	1,464,567
		2,332,175
Respiratory Products — 0.2%
ResMed, Inc.	3,401	387,272
Retail-Apparel/Shoe — 1.6%
Burlington Stores, Inc.†	5,313	864,265
Gap, Inc.	328	8,449
L Brands, Inc.	1,055	27,082
Lululemon Athletica, Inc.†	3,911	475,617
Ross Stores, Inc.	15,245	1,268,384
Tapestry, Inc.	10,173	343,339
Urban Outfitters, Inc.†	1,785	59,262
		3,046,398
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	4,713	63,814
Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc.	514	80,935
AutoZone, Inc.†	742	622,048
O’Reilly Automotive, Inc.†	3,152	1,085,328
		1,788,311
Retail-Automobile — 0.2%
CarMax, Inc.†	6,650	417,155
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	488	37,537
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,454	77,004
Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	1,200	153,768
Retail-Discount — 1.0%
Dollar General Corp.	12,338	1,333,491
Dollar Tree, Inc.†	5,765	520,695
		1,854,186
Retail-Floor Coverings — 0.5%
Floor & Decor Holdings, Inc., Class A†	34,128	883,915
Retail-Gardening Products — 0.2%
Tractor Supply Co.	4,551	379,735

7

Retail-Jewelry — 0.1%
Tiffany & Co.	2,524	203,207
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	1,956	98,680
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,846	132,652
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	1,200	122,784
PriceSmart, Inc.	800	47,280
		170,064
Retail-Perfume & Cosmetics — 0.4%
Ulta Beauty, Inc.†	2,776	679,676
Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	589	254,324
Darden Restaurants, Inc.	1,511	150,889
Domino’s Pizza, Inc.	2,100	520,779
Dunkin’ Brands Group, Inc.	7,402	474,616
Papa John’s International, Inc.	2,100	83,601
Restaurant Brands International LP	20	1,042
Restaurant Brands International, Inc.	3,400	177,820
Wendy’s Co.	4,548	70,994
Yum China Holdings, Inc.	6,452	216,336
Yum! Brands, Inc.	3,200	294,144
		2,244,545
Schools — 1.2%
2U, Inc.†	19,668	977,893
Bright Horizons Family Solutions, Inc.†	2,768	308,494
Grand Canyon Education, Inc.†	11,353	1,091,477
		2,377,864
Security Services — 0.4%
Brink’s Co.	10,466	676,627
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	1,412	121,192
Cypress Semiconductor Corp.	5,978	76,040
Marvell Technology Group, Ltd.	23,540	381,113
Maxim Integrated Products, Inc.	16,833	855,958
		1,434,303
Semiconductor Equipment — 1.2%
Entegris, Inc.	7,200	200,844
KLA-Tencor Corp.	8,308	743,483
Lam Research Corp.	5,706	776,986
MKS Instruments, Inc.	1,308	84,510
Teradyne, Inc.	16,377	513,910
		2,319,733
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	2,010	382,523
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	10,114	665,097
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,100	122,045
Steel-Producers — 0.0%
Steel Dynamics, Inc.	837	25,143
Telecom Services — 0.0%
Switch, Inc., Class A	864	6,048
Telephone-Integrated — 0.1%
Zayo Group Holdings, Inc.†	9,584	218,899
Television — 0.2%
AMC Networks, Inc., Class A†	1,071	58,776
CBS Corp., Class B	7,868	343,989
		402,765
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,579	184,680
Theaters — 0.1%
Live Nation Entertainment, Inc.†	5,536	272,648
Therapeutics — 0.4%
Agios Pharmaceuticals, Inc.†	1,943	89,592
GW Pharmaceuticals PLC ADR†	500	48,695
Neurocrine Biosciences, Inc.†	4,737	338,269
Sarepta Therapeutics, Inc.†	3,005	327,936
		804,492
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,200	174,348
Toys — 0.1%
Hasbro, Inc.	2,203	178,994
Mattel, Inc.†	1,839	18,371
		197,365
Transport-Marine — 0.0%
Kirby Corp.†	900	60,624
Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	1,804	133,532
Kansas City Southern	2,400	229,080
		362,612
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	5,104	429,195
Expeditors International of Washington, Inc.	5,763	392,403
		821,598
Transport-Truck — 0.6%
JB Hunt Transport Services, Inc.	4,207	391,419
Landstar System, Inc.	1,789	171,154
Old Dominion Freight Line, Inc.	2,693	332,559
Schneider National, Inc., Class B	4,724	88,197
XPO Logistics, Inc.†	3,028	172,717
		1,156,046
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	4,067	128,233
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	472	27,824
Water — 0.1%
American Water Works Co., Inc.	2,436	221,116
Web Hosting/Design — 1.6%
GoDaddy, Inc., Class A†	21,737	1,426,382
Shopify, Inc., Class A†	6,435	890,926
VeriSign, Inc.†	4,647	689,103
		3,006,411

8

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	3,143	361,571
Ubiquiti Networks, Inc.	363	36,086
		397,657
Total Common Stocks
(cost $162,360,459)		186,116,544
CONVERTIBLE PREFERRED SECURITIES — 1.4%
Advertising Services — 0.0%
Nanigans, Inc. Series B†(1)(2)(3)	6,300	26,019
Applications Software — 0.2%
Magic Leap, Inc. Series C†(1)(2)(3)	4,974	134,298
Slack Technologies, Inc. Series H†(1)(2)(3)	4,189	49,871
Tanium, Inc. Series G†(1)(2)(3)	32,619	283,577
		467,746
E-Commerce/Products — 0.1%
One Kings Lane Inc. Series E†(1)(2)	11,800	2,124
The Honest Co., Inc. Series C†(1)(2)(3)	4,317	134,000
		136,124
E-Commerce/Services — 0.8%
Airbnb, Inc. Series D†(1)(2)(3)	2,091	222,817
Airbnb, Inc. Series E†(1)(2)(3)	2,711	288,884
Uber Technologies, Inc. Series D†(1)(2)(3)	22,395	1,032,658
		1,544,359
Real Estate Management/Services — 0.2%
WeWork Cos., Inc. Series D-1†(1)(2)(3)	3,588	185,894
WeWork Cos., Inc. Series D-2†(1)(2)(3)	2,819	146,053
WeWork Cos., Inc. Series E†(1)(2)(3)	2,120	109,837
		441,784
Web Portals/ISP — 0.1%
Pinterest, Inc. Series G†(1)(2)(3)	19,490	94,916
Total Convertible Preferred Securities
(cost $1,516,166)		2,710,948
EXCHANGE-TRADED FUNDS — 0.0%
iShares Russell Midcap Growth Index Fund
(cost $3,359,694)	554	62,996
Total Long-Term Investment Securities
(cost $167,236,319)		188,890,488

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.27%(5)	59,829	59,829
T. Rowe Price Government Reserve Fund 2.45%(5)	1,023	1,023
		60,852
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.11% due 01/03/2019(6)	$25,000	24,998
Total Short-Term Investment Securities
(cost $85,849)		85,850
REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(4)	510,000	510,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	415,000	415,000
BNP Paribas SA Joint Repurchase Agreement(4)	495,000	495,000
Deutsche Bank AG Joint Repurchase Agreement(4)	465,000	465,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	495,000	495,000
Total Repurchase Agreements
(cost $2,380,000)		2,380,000
TOTAL INVESTMENTS
(cost $169,702,168)	100.1%	191,356,338
Liabilities in excess of other assets	(0.1)	(202,645)
NET ASSETS	100.0%	$191,153,693

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At December 31, 2018, the aggregate value of these securities was $3,222,198 representing 1.7% of net assets.

9

(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2018, the Portfolio held the following restricted securities:

		Shares/
	Acquisition	Principal	Acquisition		Value	% of
Description	Date	Amount	Cost	Value	Per Share	Net Assets

Common Stocks
DraftKings, Inc.
	07/13/2015	17,116	62,500
	07/17/2015	1,238	4,519
	08/11/2015	40,282	155,799
	08/11/2015	16,333	59,638
		74,969	282,456	191,138	2.55	0.10
Venture Global LNG, Inc.,
Series B	03/08/2018	3	9,060	15,600	5,200.00	0.01
Venture Global LNG, Inc.,	10/16/2017	39	147,069
Series C	03/08/2018	3	9,060
		42	156,129	218,400	5,200.00	0.11
WeWork Cos., Inc.,
Class A	12/09/2014	28	466
	05/26/2015	1,286	18,224
	06/23/2015	236	7,762
		1,550	26,452	80,305	51.81	0.04
Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	2,091	85,131	222,817	106.56	0.12
Airbnb, Inc.,
Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	288,884	106.56	0.15
The Honest Co., Inc.,
Series C	08/20/2014	4,317	116,806	134,000	31.04	0.07
Magic Leap, Inc.,
Series C	12/28/2015	4,974	114,566	134,298	27.00	0.07
Nanigans, Inc.,
Series B	03/16/2015	6,300	68,787	26,019	4.13	0.01
Pinterest, Inc.,
Series G	03/19/2015	19,490	139,921	94,916	4.87	0.05
Slack Technologies, Inc.,
Series H	08/17/2018	4,189	49,871	49,871	11.91	0.03
Tanium, Inc.,
Series G	08/26/2015	32,619	161,930	283,577	8.69	0.15
Uber Technologies, Inc.,
Series D	06/05/2014	22,395	347,415	1,032,658	46.11	0.54
WeWork Cos., Inc.,
Series D-1	12/09/2014	3,588	59,744	185,894	51.81	0.10
WeWork Cos., Inc.,
Series D-2	12/09/2014	2,819	46,940	146,053	51.81	0.08
WeWork Cos., Inc.,
Series E	06/23/2015	2,120	69,726	109,837	51.81	0.06
				$3,214,267		1.68%

(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	The rate shown is the 7-day yield as of December 31, 2018.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
CVR	— Contingent Value Rights
NASDAQ	— National Association of Securities Dealers Automated Quotations
SIX	— Swiss Stock Exchange

Futures Contracts
						Unrealized
Number of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
2	Long	S&P 400 E-Mini Index	March 2019	$347,132	$332,440	$(14,692)

*Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electronic Forms	$—	$—		$5,807	$5,807
Entertainment Software	1,756,354	—		191,138	1,947,492
Oil Companies-Exploration & Production	2,087,253	—		234,000	2,321,253
Real Estate Management/Services	287,288	—		80,305	367,593
Other Industries	180,978,429	495,970	**	—	181,474,399
Convertible Preferred Securities	—	—		2,710,948	2,710,948
Exchange-Traded Funds	62,996	—		—	62,996
Short-Term Investment Securities
Registered Investment Companies	60,852	—		—	60,852
U.S. Government Treasuries	—	24,998		—	24,998
Repurchase Agreements	—	2,380,000		—	2,380,000
Total Investments at Value	$185,233,172	$2,900,968		$3,222,198	$191,356,338

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$14,692	$—		$—	14,692

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2018	$339,384	$2,592,716
Accrued Discounts
Accrued Premiums
Realized Gain	—	35,425
Realized Loss	(29,494)	—
Change in unrealized appreciation(1)	221,922	421,999
Change in unrealized depreciation(1)	—	(145,778)
Net purchases	—	49,871
Net sales	(20,562)	(243,285)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of December 31, 2018	$511,250	$2,710,948

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2018 includes:

Common Stocks	Convertible Preferred Securities
$204,574	$369,930

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2018.

10

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at December 31, 2018	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$425,138	Market Approach	Market Transaction Price*	$2.54956- $5,200.00 ($3,467.517)

	$80,305	Market Approach	Probable Secondary Transaction*	$51.8100

	$5,807	Income Approach	Potential Future Cash Flows*	$2.25
			Discount for Lack of Marketability	10.0%

Convertible Preferred Securities	$467,746	Market Approach	Market Transaction Price*	$8.6936 - $27.00 ($15.86630)

	$1,032,659	Market Approach	Market Transaction Price*	$48.772228
			Average of Market Bids*	$43.45

	$441,784	Market Approach	Probable Secondary Transaction*	$51.8100

	$511,701	Market Approach	2018 Estimated Revenue Multiple*	8.81x
			2021 Estimated Revenue Multiple*	3.9x-6.1x (5.0x)
			2021 Estimated Gross Profit Multiple*	4.6x
			2022 Estimated Revenue Multiple*	3.7x
			2022 Estimated Gross Profit Multiple*	4.3x
			Discount for Lack of Marketability	10%-15% (11.7%)

	$134,000	Market Approach with Option Pricing Method (“OPM”)	Estimated Revenue Multiple*	2.30x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	16.0%
			Term to liquidity event in years	3.00
			Risk-free rate	2.50%

	$26,019	Market Approach with Option Pricing Method (“OPM”) and Cost Approach	Last Twelve Months Revenue Multiple*	1.3x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	68.1%
			Term to liquidity event in years	3.00
			Risk-free rate	2.50%
			Abandonment Value*	$0.000000

	$94,916	Market Approach with Option Pricing Method (“OPM”)	Next Twelve Months Revenue Multiple*	4.6x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	45.0%
			Term to liquidity event in years	2.00
			Risk-free rate	2.52%

	$2,124	Income Approach	Future Cash Flows*	$0.18
			Discount for Potential Claims	50.0%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

11

SEASONS SERIES TRUST SA MULTI-MANAGED MID CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.3%
Advanced Materials — 0.0%
Hexcel Corp.	1,238	$70,987
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	32,066	661,521
Omnicom Group, Inc.	1,386	101,511
		763,032
Aerospace/Defense — 0.1%
Teledyne Technologies, Inc.†	641	132,732
Aerospace/Defense-Equipment — 0.8%
Arconic, Inc.	7,846	132,283
Cobham PLC†	207,414	257,480
Curtiss-Wright Corp.	735	75,058
Harris Corp.	3,380	455,117
L3 Technologies, Inc.	4,530	786,680
		1,706,618
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	5,881	255,883
Mosaic Co.	6,368	186,009
		441,892
Agricultural Operations — 1.5%
Archer-Daniels-Midland Co.	36,111	1,479,468
Bunge, Ltd.	32,321	1,727,234
		3,206,702
Airlines — 0.9%
Alaska Air Group, Inc.	7,173	436,477
American Airlines Group, Inc.	7,548	242,366
Copa Holdings SA, Class A	567	44,629
Delta Air Lines, Inc.	13,645	680,885
JetBlue Airways Corp.†	5,559	89,278
United Continental Holdings, Inc.†	4,466	373,938
		1,867,573
Apparel Manufacturers — 0.8%
Columbia Sportswear Co.	486	40,868
Hanesbrands, Inc.	28,906	362,192
Michael Kors Holdings, Ltd.†	1,198	45,428
PVH Corp.	5,452	506,764
Ralph Lauren Corp.	6,733	696,596
Under Armour, Inc., Class A†	812	14,348
Under Armour, Inc., Class C†	830	13,421
VF Corp.	1,350	96,309
		1,775,926
Appliances — 0.3%
Whirlpool Corp.	5,283	564,594
Applications Software — 0.0%
Nuance Communications, Inc.†	5,208	68,902
Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	6,268	358,154
Auto/Truck Parts & Equipment-Original — 0.3%
Adient PLC	1,696	25,542
Aptiv PLC	634	39,035
BorgWarner, Inc.	3,792	131,734
Lear Corp.	4,014	493,160
Visteon Corp.†	197	11,875
		701,346
Banks-Commercial — 2.6%
Associated Banc-Corp.	2,995	59,271
Bank of Hawaii Corp.	756	50,894
Bank OZK	2,199	50,203
BankUnited, Inc.	1,885	56,437
BOK Financial Corp.	470	34,465
CIT Group, Inc.	1,927	73,746
Citizens Financial Group, Inc.	8,544	254,013
Commerce Bancshares, Inc.	1,806	101,804
Cullen/Frost Bankers, Inc.	1,036	91,106
East West Bancorp, Inc.	2,421	105,386
First Citizens BancShares, Inc., Class A	143	53,918
First Hawaiian, Inc.	1,937	43,602
First Horizon National Corp.	5,873	77,289
First Republic Bank	2,984	259,310
FNB Corp.	5,853	57,594
M&T Bank Corp.	6,644	950,956
PacWest Bancorp	2,271	75,579
Pinnacle Financial Partners, Inc.	772	35,589
Popular, Inc.	7,327	345,981
Prosperity Bancshares, Inc.	1,206	75,134
Regions Financial Corp.	18,869	252,467
Signature Bank	7,143	734,372
SVB Financial Group†	221	41,972
Synovus Financial Corp.	1,959	62,668
TCF Financial Corp.	2,988	58,236
Texas Capital Bancshares, Inc.†	328	16,758
Umpqua Holdings Corp.	3,973	63,171
Webster Financial Corp.	1,656	81,624
Westamerica Bancorporation	10,796	601,121
Western Alliance Bancorp†	707	27,920
Wintrust Financial Corp.	9,123	606,588
Zions Bancorporation	3,461	141,001
		5,540,175
Banks-Fiduciary — 1.1%
Northern Trust Corp.	26,517	2,216,556
Banks-Super Regional — 2.5%
Comerica, Inc.	12,499	858,556
Fifth Third Bancorp	50,563	1,189,747
Huntington Bancshares, Inc.	83,792	998,801
KeyCorp	72,047	1,064,855
SunTrust Banks, Inc.	22,484	1,134,093
		5,246,052
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	455	20,543
Beverages-Non-alcoholic — 0.3%
Coca-Cola European Partners PLC	13,124	601,735
Brewery — 0.8%
Carlsberg A/S, Class B	10,226	1,087,929
Molson Coors Brewing Co., Class B	10,850	609,336
		1,697,265
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	2,789	69,000
Discovery, Inc., Class C†	6,259	144,458
		213,458
Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	1,542	58,581
Owens Corning	13,126	577,282
Summit Materials, Inc., Class A†	14,400	178,560

1

USG Corp.	1,478	63,051
		877,474
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	42	9,192
Building Products-Cement — 0.5%
Eagle Materials, Inc.	103	6,286
Martin Marietta Materials, Inc.	94	16,156
Vulcan Materials Co.	10,602	1,047,477
		1,069,919
Building Products-Wood — 0.0%
Masco Corp.	1,780	52,047
Building-Heavy Construction — 0.0%
Arcosa, Inc.	889	24,616
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	159	8,268
Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	2,582	89,492
Lennar Corp., Class A	2,429	95,096
Lennar Corp., Class B	131	4,104
PulteGroup, Inc.	3,207	83,350
Toll Brothers, Inc.	18,039	594,024
		866,066
Cable/Satellite TV — 0.3%
Altice USA, Inc., Class A	17,306	285,895
DISH Network Corp., Class A†	4,026	100,529
Liberty Broadband Corp., Class A†	462	33,176
Liberty Broadband Corp., Class C†	1,887	135,921
		555,521
Casino Hotels — 0.1%
Caesars Entertainment Corp.†	10,395	70,582
MGM Resorts International	8,178	198,398
		268,980
Cellular Telecom — 0.0%
Sprint Corp.†	11,947	69,531
United States Cellular Corp.†	235	12,213
		81,744
Chemicals-Diversified — 1.6%
Celanese Corp.	6,055	544,768
Eastman Chemical Co.	12,147	888,067
FMC Corp.	10,946	809,566
Huntsman Corp.	3,955	76,292
Olin Corp.	3,025	60,833
PPG Industries, Inc.	9,712	992,858
Westlake Chemical Corp.	51	3,375
		3,375,759
Chemicals-Specialty — 0.4%
Albemarle Corp.	1,928	148,591
Ashland Global Holdings, Inc.	1,129	80,114
Cabot Corp.	1,099	47,191
International Flavors & Fragrances, Inc.	965	129,570
NewMarket Corp.	9	3,709
Platform Specialty Products Corp.†	2,012	20,784
Univar, Inc.†	20,416	362,180
Valvoline, Inc.	3,548	68,654
W.R. Grace & Co.	309	20,057
		880,850
Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	26,237	614,470
RPM International, Inc.	8,720	512,562
		1,127,032
Commercial Services — 0.3%
Cintas Corp.	2,259	379,490
CoreLogic, Inc.†	552	18,448
Macquarie Infrastructure Corp.	1,441	52,683
Nielsen Holdings PLC	6,467	150,875
Quanta Services, Inc.	1,924	57,912
		659,408
Commercial Services-Finance — 0.8%
Equifax, Inc.	1,580	147,145
Euronet Worldwide, Inc.†	444	45,457
Global Payments, Inc.	4,775	492,446
H&R Block, Inc.	3,109	78,875
IHS Markit, Ltd.†	6,977	334,687
Sabre Corp.	970	20,991
Western Union Co.	5,910	100,824
Worldpay, Inc., Class A†	4,979	380,545
		1,600,970
Computer Aided Design — 0.1%
Aspen Technology, Inc.†	70	5,753
Autodesk, Inc.†	637	81,924
Synopsys, Inc.†	2,447	206,135
		293,812
Computer Data Security — 0.3%
Check Point Software Technologies, Ltd.†	5,103	523,823
Computer Services — 0.9%
Amdocs, Ltd.	15,769	923,748
Conduent, Inc.†	3,453	36,705
DXC Technology Co.	5,129	272,709
Elastic NV†	28	2,001
Genpact, Ltd.	1,722	46,477
Leidos Holdings, Inc.	11,164	588,566
Teradata Corp.†	638	24,474
		1,894,680
Computer Software — 0.0%
Akamai Technologies, Inc.†	190	11,605
SS&C Technologies Holdings, Inc.	258	11,639
		23,244
Computers — 0.1%
Dell Technologies, Inc., Class C†	2,178	106,445
Computers-Integrated Systems — 0.2%
NCR Corp.†	15,313	353,424
Computers-Memory Devices — 0.2%
Western Digital Corp.	8,792	325,040
Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	131	5,904

2

Consumer Products-Misc. — 0.4%
Clorox Co.	306	47,167
Kimberly-Clark Corp.	6,800	774,792
		821,959
Containers-Metal/Glass — 0.2%
Ball Corp.	6,096	280,294
Owens-Illinois, Inc.	2,932	50,548
Silgan Holdings, Inc.	930	21,966
		352,808
Containers-Paper/Plastic — 1.1%
Ardagh Group SA	335	3,712
Bemis Co., Inc.	1,642	75,368
Berry Global Group, Inc.†	14,329	681,057
Graphic Packaging Holding Co.	48,198	512,827
Sealed Air Corp.	12,031	419,160
Sonoco Products Co.	1,783	94,731
WestRock Co.	13,656	515,650
		2,302,505
Cosmetics & Toiletries — 0.4%
Coty, Inc., Class A	37,222	244,176
Edgewell Personal Care Co.†	18,322	684,327
		928,503
Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	4,006	169,815
Royal Caribbean Cruises, Ltd.	7,642	747,311
		917,126
Data Processing/Management — 1.0%
Dun & Bradstreet Corp.	380	54,241
Fidelity National Information Services, Inc.	14,206	1,456,826
First Data Corp., Class A†	33,597	568,125
		2,079,192
Dental Supplies & Equipment — 0.9%
DENTSPLY SIRONA, Inc.	23,591	877,821
Patterson Cos., Inc.	50,298	988,859
		1,866,680
Diagnostic Kits — 0.1%
QIAGEN NV†	4,019	138,455
Dialysis Centers — 0.0%
DaVita, Inc.†	1,135	58,407
Disposable Medical Products — 0.2%
STERIS PLC	4,125	440,756
Distribution/Wholesale — 0.5%
HD Supply Holdings, Inc.†	22,147	830,956
KAR Auction Services, Inc.	156	7,444
LKQ Corp.†	4,819	114,355
Watsco, Inc.	114	15,862
WESCO International, Inc.†	851	40,848
		1,009,465
Diversified Manufacturing Operations — 1.7%
Carlisle Cos., Inc.	1,065	107,054
Colfax Corp.†	1,543	32,249
Crane Co.	906	65,395
Eaton Corp. PLC	9,501	652,339
Ingersoll-Rand PLC	2,062	188,116
ITT, Inc.	11,727	566,062
Parker-Hannifin Corp.	1,985	296,043
Textron, Inc.	35,329	1,624,781
Trinity Industries, Inc.	2,667	54,913
		3,586,952
Diversified Operations — 0.0%
Spectrum Brands Holdings, Inc.	398	16,816
E-Commerce/Services — 0.0%
Zillow Group, Inc., Class A†	278	8,738
Zillow Group, Inc., Class C†	571	18,032
		26,770
Electric Products-Misc. — 0.1%
AMETEK, Inc.	3,368	228,014
Littelfuse, Inc.	74	12,689
		240,703
Electric-Distribution — 1.1%
CenterPoint Energy, Inc.	30,900	872,307
PPL Corp.	13,177	373,304
Sempra Energy	10,208	1,104,404
		2,350,015
Electric-Integrated — 7.0%
AES Corp.	45,397	656,441
Alliant Energy Corp.	4,307	181,971
Ameren Corp.	4,439	289,556
Avangrid, Inc.	1,017	50,941
CMS Energy Corp.	20,361	1,010,924
Consolidated Edison, Inc.	5,686	434,752
DTE Energy Co.	3,302	364,211
Edison International	5,802	329,379
Entergy Corp.	7,486	644,320
Evergy, Inc.	4,795	272,212
Eversource Energy	17,018	1,106,851
FirstEnergy Corp.	77,617	2,914,518
Hawaiian Electric Industries, Inc.	1,962	71,848
MDU Resources Group, Inc.	3,517	83,845
OGE Energy Corp.	3,616	141,711
PG&E Corp.†	45,644	1,084,045
Pinnacle West Capital Corp.	11,195	953,814
Public Service Enterprise Group, Inc.	25,448	1,324,568
SCANA Corp.	16,959	810,301
Southern Co.	14,217	624,411
WEC Energy Group, Inc.	14,096	976,289
Xcel Energy, Inc.	9,289	457,669
		14,784,577
Electronic Components-Misc. — 0.7%
AVX Corp.	17,782	271,176
Corning, Inc.	14,391	434,752
Garmin, Ltd.	2,065	130,756
Gentex Corp.	1,597	32,275
Jabil, Inc.	2,887	71,569
nVent Electric PLC	2,917	65,516
Sensata Technologies Holding PLC†	12,372	554,760
		1,560,804

3

Electronic Components-Semiconductors — 0.2%
IPG Photonics Corp.†	1,780	201,656
Qorvo, Inc.†	2,291	139,133
Skyworks Solutions, Inc.	963	64,540
		405,329
Electronic Connectors — 0.2%
TE Connectivity, Ltd.	5,501	416,041
Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	5,819	392,550
FLIR Systems, Inc.	2,218	96,572
Fortive Corp.	458	30,988
Keysight Technologies, Inc.†	14,868	923,005
National Instruments Corp.	7,635	346,476
Trimble, Inc.†	4,523	148,852
		1,938,443
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,577	108,734
Avnet, Inc.	2,015	72,742
		181,476
Electronic Security Devices — 0.0%
ADT, Inc.	1,913	11,497
Allegion PLC	296	23,594
		35,091
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,486	63,088
Engineering/R&D Services — 0.4%
AECOM†	2,840	75,260
Fluor Corp.	2,543	81,885
Jacobs Engineering Group, Inc.	2,312	135,159
KBR, Inc.	35,115	533,046
		825,350
Engines-Internal Combustion — 0.2%
Cummins, Inc.	1,736	231,999
Gates Industrial Corp. PLC†	19,102	252,911
		484,910
Enterprise Software/Service — 0.1%
Pluralsight, Inc., Class A†	84	1,978
Verint Systems, Inc.†	5,938	251,237
		253,215
Entertainment Software — 0.2%
Electronic Arts, Inc.†	3,416	269,557
Take-Two Interactive Software, Inc.†	833	85,749
Zynga, Inc., Class A†	13,868	54,501
		409,807
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	158	6,856
Finance-Auto Loans — 0.3%
Ally Financial, Inc.	27,519	623,580
Credit Acceptance Corp.†	17	6,490
Santander Consumer USA Holdings, Inc.	1,825	32,102
		662,172
Finance-Consumer Loans — 0.6%
Navient Corp.	4,739	41,751
OneMain Holdings, Inc.†	1,286	31,237
SLM Corp.†	7,888	65,549
Synchrony Financial	47,885	1,123,382
		1,261,919
Finance-Credit Card — 0.4%
Discover Financial Services	13,996	825,484
Finance-Investment Banker/Broker — 0.6%
E*TRADE Financial Corp.	3,597	157,836
Interactive Brokers Group, Inc., Class A	115	6,285
Jefferies Financial Group, Inc.	20,877	362,425
Lazard, Ltd., Class A	183	6,754
TD Ameritrade Holding Corp.	13,557	663,751
		1,197,051
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,628	49,182
Finance-Other Services — 0.6%
BGC Partners, Inc., Class A	4,747	24,542
Cboe Global Markets, Inc.	148	14,479
Nasdaq, Inc.	14,332	1,169,061
		1,208,082
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	1,894	72,502
Food-Baking — 0.6%
Flowers Foods, Inc.	67,921	1,254,501
Food-Catering — 0.2%
Aramark	17,095	495,242
Food-Confectionery — 0.3%
Hershey Co.	229	24,544
Hostess Brands, Inc.†	5,479	59,940
J.M. Smucker Co.	6,617	618,624
		703,108
Food-Flour & Grain — 0.0%
Seaboard Corp.	5	17,690
Food-Meat Products — 0.4%
Hormel Foods Corp.	4,927	210,284
Tyson Foods, Inc., Class A	11,851	632,844
		843,128
Food-Misc./Diversified — 1.2%
Campbell Soup Co.	14,390	474,726
Conagra Brands, Inc.	8,804	188,053
General Mills, Inc.	640	24,922
Hain Celestial Group, Inc.†	1,727	27,390
Ingredion, Inc.	6,320	577,648
Kellogg Co.	2,252	128,387
Lamb Weston Holdings, Inc.	2,656	195,375
McCormick & Co., Inc.	2,090	291,012
Post Holdings, Inc.†	3,326	296,446
TreeHouse Foods, Inc.†	5,545	281,187
		2,485,146
Food-Retail — 0.9%
Kroger Co.	67,670	1,860,925
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	5,684	356,159

4

US Foods Holding Corp.†	3,675	116,277
		472,436
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,272	29,116
Funeral Services & Related Items — 0.0%
Service Corp. International	1,699	68,402
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	1,686	24,666
Garden Products — 0.0%
Scotts Miracle-Gro Co.	370	22,740
Gas-Distribution — 0.7%
Atmos Energy Corp.	1,974	183,029
National Fuel Gas Co.	1,472	75,337
NiSource, Inc.	24,779	628,148
South Jersey Industries, Inc.	8,377	232,881
UGI Corp.	3,132	167,092
Vectren Corp.	1,509	108,618
		1,395,105
Gold Mining — 2.2%
Barrick Gold Corp.	81,663	1,105,717
Cia de Minas Buenaventura SAA ADR	27,200	441,184
Franco-Nevada Corp.	14,184	994,605
Newmont Mining Corp.	58,048	2,011,363
Royal Gold, Inc.	694	59,441
		4,612,310
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	933	46,044
Stericycle, Inc.†	1,502	55,108
		101,152
Home Decoration Products — 0.2%
Newell Brands, Inc.	21,837	405,950
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,376	85,156
Hotels/Motels — 0.3%
Extended Stay America, Inc.	1,372	21,266
Hilton Worldwide Holdings, Inc.	6,626	475,747
Hyatt Hotels Corp., Class A	766	51,781
		548,794
Human Resources — 0.0%
ManpowerGroup, Inc.	1,125	72,900
Independent Power Producers — 0.5%
NRG Energy, Inc.	5,286	209,326
Vistra Energy Corp.†	40,080	917,431
		1,126,757
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	7,790	611,904
Waters Corp.†	101	19,054
		630,958
Insurance Brokers — 1.7%
Aon PLC	4,406	640,456
Arthur J. Gallagher & Co.	12,834	945,866
Brown & Brown, Inc.	32,678	900,606
Marsh & McLennan Cos., Inc.	8,792	701,162
Willis Towers Watson PLC	2,369	359,756
		3,547,846
Insurance-Life/Health — 1.2%
Athene Holding, Ltd., Class A†	15,331	610,634
AXA Equitable Holdings, Inc.	3,610	60,034
Brighthouse Financial, Inc.†	9,180	279,806
Lincoln National Corp.	14,302	733,836
Principal Financial Group, Inc.	5,130	226,592
Torchmark Corp.	1,889	140,787
Unum Group	15,045	442,022
		2,493,711
Insurance-Multi-line — 2.7%
American Financial Group, Inc.	1,302	117,870
Assurant, Inc.	7,532	673,662
Cincinnati Financial Corp.	2,786	215,692
CNA Financial Corp.	20,432	902,073
Hartford Financial Services Group, Inc.	29,904	1,329,233
Kemper Corp.	7,595	504,156
Loews Corp.	33,689	1,533,523
Old Republic International Corp.	5,135	105,627
Voya Financial, Inc.	9,335	374,707
		5,756,543
Insurance-Property/Casualty — 0.8%
Alleghany Corp.	232	144,610
American National Insurance Co.	134	17,050
Arch Capital Group, Ltd.†	5,906	157,809
Erie Indemnity Co., Class A	106	14,131
Fidelity National Financial, Inc.	4,789	150,566
First American Financial Corp.	1,967	87,807
Hanover Insurance Group, Inc.	5,593	653,095
Markel Corp.†	226	234,599
Mercury General Corp.	496	25,648
Progressive Corp.	700	42,231
White Mountains Insurance Group, Ltd.	55	47,173
WR Berkley Corp.	1,722	127,273
		1,701,992
Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	1,071	44,971
Axis Capital Holdings, Ltd.	1,327	68,526
Everest Re Group, Ltd.	3,287	715,777
Reinsurance Group of America, Inc.	1,145	160,564
RenaissanceRe Holdings, Ltd.	658	87,975
		1,077,813
Internet Security — 0.1%
FireEye, Inc.†	1,147	18,593
Symantec Corp.	11,611	219,390
		237,983
Investment Companies — 0.3%
Groupe Bruxelles Lambert SA	1,819	157,978
Pargesa Holding SA	5,787	418,049
		576,027
Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.	958	93,348
Ameriprise Financial, Inc.	2,131	222,412

5

Franklin Resources, Inc.	33,189	984,386
Invesco, Ltd.	31,522	527,678
Legg Mason, Inc.	1,518	38,724
Raymond James Financial, Inc.	9,622	715,973
T. Rowe Price Group, Inc.	300	27,696
Waddell & Reed Financial, Inc., Class A	640	11,571
		2,621,788
Lasers-System/Components — 0.0%
Coherent, Inc.†	127	13,425
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	738	84,833
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	1,334	81,787
Terex Corp.	1,233	33,994
		115,781
Machinery-Electrical — 0.2%
Regal Beloit Corp.	6,657	466,323
Machinery-Farming — 0.4%
AGCO Corp.	16,425	914,380
Machinery-General Industrial — 0.4%
IDEX Corp.	84	10,606
Middleby Corp.†	410	42,120
Nordson Corp.	69	8,235
Roper Technologies, Inc.	1,506	401,379
Wabtec Corp.	4,621	324,625
		786,965
Machinery-Material Handling — 0.1%
Dover Corp.	2,643	187,521
Machinery-Pumps — 0.5%
Flowserve Corp.	2,372	90,183
Gardner Denver Holdings, Inc.†	1,547	31,636
Xylem, Inc.	12,891	860,088
		981,907
Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	1,111	12,710
Marine Services — 0.1%
SEACOR Marine Holdings, Inc.†	10,789	126,879
Medical Information Systems — 0.1%
Cerner Corp.†	3,180	166,759
Medical Instruments — 0.1%
Bruker Corp.	1,085	32,300
Integra LifeSciences Holdings Corp.†	297	13,395
Teleflex, Inc.	669	172,923
		218,618
Medical Labs & Testing Services — 0.9%
Catalent, Inc.†	1,986	61,923
Charles River Laboratories International, Inc.†	242	27,390
IQVIA Holdings, Inc.†	2,974	345,490
Laboratory Corp. of America Holdings†	1,728	218,350
MEDNAX, Inc.†	13,741	453,453
Quest Diagnostics, Inc.	10,559	879,248
		1,985,854
Medical Products — 2.3%
Baxter International, Inc.	19,060	1,254,529
Cooper Cos., Inc.	738	187,821
Henry Schein, Inc.†	4,672	366,845
Hill-Rom Holdings, Inc.	421	37,279
Hologic, Inc.†	26,789	1,101,028
West Pharmaceutical Services, Inc.	1,019	99,893
Zimmer Biomet Holdings, Inc.	18,119	1,879,303
		4,926,698
Medical-Biomedical/Gene — 0.5%
Alnylam Pharmaceuticals, Inc.†	186	13,561
Bio-Rad Laboratories, Inc., Class A†	384	89,173
Bluebird Bio, Inc.†	302	29,959
Incyte Corp.†	7,300	464,207
Seattle Genetics, Inc.†	6,905	391,237
United Therapeutics Corp.†	778	84,724
		1,072,861
Medical-Drugs — 0.3%
Alkermes PLC†	20,143	594,420
Jazz Pharmaceuticals PLC†	87	10,784
		605,204
Medical-Generic Drugs — 1.1%
Amneal Pharmaceuticals, Inc.†	5,710	77,256
Mylan NV†	23,360	640,064
Perrigo Co. PLC	30,646	1,187,533
Teva Pharmaceutical Industries, Ltd. ADR†	29,051	447,966
		2,352,819
Medical-HMO — 0.0%
Centene Corp.†	427	49,233
Molina Healthcare, Inc.†	172	19,990
WellCare Health Plans, Inc.†	61	14,401
		83,624
Medical-Hospitals — 1.0%
Acadia Healthcare Co., Inc.†	1,569	40,339
Select Medical Holdings Corp.†	73,963	1,135,332
Universal Health Services, Inc., Class B	7,462	869,771
		2,045,442
Medical-Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	7,013	521,767
Cardinal Health, Inc.	20,171	899,627
Premier, Inc., Class A†	11,930	445,585
		1,866,979
Metal Processors & Fabrication — 0.0%
Timken Co.	1,243	46,389
Metal-Aluminum — 0.1%
Alcoa Corp.†	3,388	90,053
Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	47,722	492,014
Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	1,127	106,017

6

Motion Pictures & Services — 0.1%
Dolby Laboratories, Inc., Class A	1,136	70,250
Lions Gate Entertainment Corp., Class A	828	13,331
Lions Gate Entertainment Corp., Class B	1,615	24,031
		107,612
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	12,974	442,673
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	689	42,256
Multimedia — 0.6%
Liberty Media Corp. - Liberty Formula One, Series A†	450	13,374
Liberty Media Corp. - Liberty Formula One, Series C†	3,578	109,845
Viacom, Inc., Class A	182	5,061
Viacom, Inc., Class B	41,672	1,070,970
		1,199,250
Networking Products — 0.0%
LogMeIn, Inc.	315	25,695
Non-Ferrous Metals — 0.5%
Cameco Corp.	62,270	706,765
NAC Kazatomprom JSC GDR†*(3)	16,797	232,555
		939,320
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	3,728	268,752
Office Automation & Equipment — 0.2%
Xerox Corp.	19,157	378,542
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	1,925	92,284
Nabors Industries, Ltd.	6,185	12,370
Patterson-UTI Energy, Inc.	24,013	248,535
Transocean, Ltd.†	9,422	65,389
		418,578
Oil Companies-Exploration & Production — 4.1%
Antero Resources Corp.†	2,044	19,193
Apache Corp.	28,432	746,340
ARC Resources, Ltd.	48,092	285,339
Cabot Oil & Gas Corp.	26,830	599,651
Canadian Natural Resources, Ltd.	29,849	720,256
Centennial Resource Development, Inc., Class A†	3,318	36,564
Chesapeake Energy Corp.†	16,302	34,234
Cimarex Energy Co.	1,492	91,982
CNX Resources Corp.†	3,655	41,740
Concho Resources, Inc.†	5,493	564,626
Continental Resources, Inc.†	821	32,996
Devon Energy Corp.	8,533	192,334
Diamondback Energy, Inc.	2,392	221,738
EQT Corp.	93,742	1,770,786
Extraction Oil & Gas, Inc.†	2,005	8,601
Hess Corp.	36,291	1,469,786
Kosmos Energy, Ltd.†	3,474	14,139
Marathon Oil Corp.	15,138	217,079
Newfield Exploration Co.†	2,297	33,674
Noble Energy, Inc.	8,705	163,306
Parsley Energy, Inc., Class A†	1,441	23,027
Pioneer Natural Resources Co.	4,888	642,870
QEP Resources, Inc.†	4,283	24,113
Range Resources Corp.	3,822	36,577
SM Energy Co.	2,013	31,161
Whiting Petroleum Corp.†	1,626	36,894
WPX Energy, Inc.†	46,782	530,976
		8,589,982
Oil Companies-Integrated — 0.7%
Imperial Oil, Ltd.	38,361	971,301
Murphy Oil Corp.	24,939	583,323
		1,554,624
Oil Field Machinery & Equipment — 0.1%
Forum Energy Technologies, Inc.†	20,437	84,405
National Oilwell Varco, Inc.	6,930	178,101
		262,506
Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	2,901	148,299
Marathon Petroleum Corp.	10,456	617,009
PBF Energy, Inc., Class A	2,173	70,992
		836,300
Oil-Field Services — 0.5%
Apergy Corp.†	1,407	38,102
Frank’s International NV†	73,600	384,192
NOW, Inc.†	20,876	242,997
Oil States International, Inc.†	11,959	170,774
RPC, Inc.	652	6,435
SEACOR Holdings, Inc.†	3,209	118,733
Weatherford International PLC†	18,054	10,092
		971,325
Paper & Related Products — 0.2%
Domtar Corp.	1,131	39,732
International Paper Co.	6,621	267,224
		306,956
Pipelines — 1.4%
Cheniere Energy, Inc.†	1,285	76,059
Equitrans Midstream Corp.†	70,662	1,414,653
ONEOK, Inc.	4,385	236,571
Plains GP Holdings LP, Class A	29,600	594,960
Targa Resources Corp.	4,123	148,511
Williams Cos., Inc.	22,201	489,532
		2,960,286
Poultry — 0.2%
Pilgrim’s Pride Corp.†	959	14,874
Sanderson Farms, Inc.	4,341	431,018
		445,892
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	320	31,789
Private Equity — 0.2%
Apollo Global Management LLC, Class A	18,981	465,794
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	301	80,578

7

Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	803	37,717
Scholastic Corp.	4,900	197,274
		234,991
Publishing-Newspapers — 0.5%
News Corp., Class A	85,251	967,599
News Corp., Class B	2,198	25,387
		992,986
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,528	56,230
Liberty Media Corp. - Liberty SiriusXM, Series C†	3,015	111,495
		167,725
Real Estate Investment Trusts — 9.5%
AGNC Investment Corp.	9,439	165,560
Alexandria Real Estate Equities, Inc.	1,787	205,934
American Campus Communities, Inc.	2,469	102,192
American Homes 4 Rent, Class A	4,687	93,037
Annaly Capital Management, Inc.	49,404	485,147
Apartment Investment & Management Co., Class A	2,830	124,180
Apple Hospitality REIT, Inc.	3,927	55,999
AvalonBay Communities, Inc.	2,521	438,780
Boston Properties, Inc.	2,820	317,391
Brandywine Realty Trust	3,184	40,978
Brixmor Property Group, Inc.	38,161	560,585
Brookfield Property REIT, Inc., Class A	2,289	36,853
Camden Property Trust	1,609	141,672
Chimera Investment Corp.	3,377	60,178
Colony Capital, Inc.	8,352	39,087
Columbia Property Trust, Inc.	2,145	41,506
Corporate Office Properties Trust	1,851	38,927
CubeSmart	3,382	97,030
CyrusOne, Inc.	1,910	101,001
Digital Realty Trust, Inc.	3,753	399,882
Douglas Emmett, Inc.	2,911	99,352
Duke Realty Corp.	6,469	167,547
Empire State Realty Trust, Inc., Class A	2,586	36,799
EPR Properties	10,199	653,042
Equity Commonwealth	39,298	1,179,333
Equity Residential	21,240	1,402,052
Essex Property Trust, Inc.	1,200	294,252
Extra Space Storage, Inc.	294	26,601
Federal Realty Investment Trust	1,321	155,931
Gaming and Leisure Properties, Inc.	2,339	75,573
HCP, Inc.	8,585	239,779
Healthcare Trust of America, Inc., Class A	3,763	95,242
Highwoods Properties, Inc.	1,843	71,306
Hospitality Properties Trust	2,950	70,446
Host Hotels & Resorts, Inc.	13,368	222,845
Hudson Pacific Properties, Inc.	2,451	71,226
Invitation Homes, Inc.	5,415	108,733
Iron Mountain, Inc.	5,150	166,912
JBG SMITH Properties	1,908	66,418
Kilroy Realty Corp.	1,802	113,310
Kimco Realty Corp.	7,372	108,000
Lamar Advertising Co., Class A	140	9,685
Liberty Property Trust	2,674	111,987
Life Storage, Inc.	10,461	972,768
Macerich Co.	2,466	106,729
Medical Properties Trust, Inc.	51,020	820,402
MFA Financial, Inc.	8,100	54,108
Mid-America Apartment Communities, Inc.	8,705	833,069
National Retail Properties, Inc.	2,890	140,194
New Residential Investment Corp.	6,616	94,013
Omega Healthcare Investors, Inc.	3,313	116,452
OUTFRONT Media, Inc.	2,512	45,517
Paramount Group, Inc.	3,758	47,200
Park Hotels & Resorts, Inc.	3,643	94,645
Rayonier, Inc.	42,990	1,190,393
Realty Income Corp.	5,388	339,660
Regency Centers Corp.	10,654	625,177
Retail Properties of America, Inc., Class A	3,972	43,096
Retail Value, Inc.	277	7,088
Senior Housing Properties Trust	4,264	49,974
SITE Centers Corp.	2,766	30,620
SL Green Realty Corp.	1,504	118,936
Spirit Realty Capital, Inc.	8,020	282,705
Starwood Property Trust, Inc.	4,895	96,480
STORE Capital Corp.	3,496	98,972
Sun Communities, Inc.	7,483	761,096
Two Harbors Investment Corp.	4,453	57,177
UDR, Inc.	4,813	190,691
Uniti Group, Inc.	2,989	46,539
Ventas, Inc.	6,499	380,776
VEREIT, Inc.	17,583	125,718
VICI Properties, Inc.	28,568	536,507
Vornado Realty Trust	3,126	193,906
Weingarten Realty Investors	2,165	53,714
Welltower, Inc.	6,797	471,780
Weyerhaeuser Co.	52,340	1,144,152
WP Carey, Inc.	13,019	850,661
		20,113,205
Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	2,991	119,760
Jones Lang LaSalle, Inc.	822	104,065
Realogy Holdings Corp.	46,395	681,078
		904,903
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	419	40,903
Recreational Centers — 0.1%
St. Joe Co.†	16,601	218,635
Recreational Vehicles — 0.3%
Brunswick Corp.	11,610	539,284
Rental Auto/Equipment — 0.1%
AMERCO	127	41,670
Element Fleet Management Corp.	40,874	206,885
		248,555
Retail-Apparel/Shoe — 0.5%
Foot Locker, Inc.	2,085	110,922

8

Gap, Inc.	10,118	260,640
L Brands, Inc.	15,742	404,097
Tapestry, Inc.	4,197	141,649
Urban Outfitters, Inc.†	6,761	224,465
		1,141,773
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	17,158	232,319
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	887	139,667
AutoZone, Inc.†	59	49,462
Genuine Parts Co.	2,610	250,612
		439,741
Retail-Automobile — 0.1%
AutoNation, Inc.†	1,006	35,914
CarMax, Inc.†	1,273	79,855
Penske Automotive Group, Inc.	643	25,926
		141,695
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	445	34,229
Qurate Retail, Inc.†	7,573	147,825
		182,054
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,204	169,684
Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	663	84,957
Retail-Discount — 0.5%
BJ’s Wholesale Club Holdings, Inc.†	8,242	182,643
Dollar Tree, Inc.†	8,660	782,171
		964,814
Retail-Gardening Products — 0.2%
Tractor Supply Co.	3,950	329,588
Retail-Jewelry — 0.4%
Tiffany & Co.	9,483	763,476
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,129	56,958
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	3,031	201,077
Macy’s, Inc.	5,549	165,249
		366,326
Retail-Restaurants — 0.2%
Darden Restaurants, Inc.	1,115	111,344
Yum China Holdings, Inc.	6,078	203,795
		315,139
Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	1,354	42,245
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	4,250	86,743
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	867	31,836
Savings & Loans/Thrifts — 0.4%
Capitol Federal Financial, Inc.	38,702	494,225
New York Community Bancorp, Inc.	8,635	81,255
People’s United Financial, Inc.	6,756	97,489
Sterling Bancorp	4,041	66,717
TFS Financial Corp.	898	14,485
		754,171
Schools — 0.3%
Bright Horizons Family Solutions, Inc.†	161	17,944
Graham Holdings Co., Class B	76	48,684
Strategic Education, Inc.	4,862	551,448
		618,076
Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	13,746	1,179,819
Cypress Semiconductor Corp.	2,013	25,605
Marvell Technology Group, Ltd.	34,566	559,624
Maxim Integrated Products, Inc.	11,521	585,843
		2,350,891
Semiconductor Equipment — 0.0%
Teradyne, Inc.	2,745	86,138
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	114	21,695
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	674	44,322
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	400	44,380
Steel-Producers — 0.5%
Nucor Corp.	14,788	766,166
Reliance Steel & Aluminum Co.	1,246	88,678
Steel Dynamics, Inc.	3,402	102,196
United States Steel Corp.	3,196	58,295
		1,015,335
Telecommunication Equipment — 0.4%
ARRIS International PLC†	2,979	91,068
CommScope Holding Co., Inc.†	3,442	56,414
Juniper Networks, Inc.	6,266	168,618
NICE, Ltd., ADR†	5,656	612,036
		928,136
Telephone-Integrated — 0.2%
CenturyLink, Inc.	17,459	264,504
GCI Liberty, Inc., Class A†	1,828	75,240
Telephone & Data Systems, Inc.	1,770	57,596
		397,340
Television — 0.2%
CBS Corp., Class B	7,300	319,156
Tribune Media Co., Class A	1,588	72,063
		391,219
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	3,689	431,465
Theaters — 0.0%
Cinemark Holdings, Inc.	1,941	69,488
Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	59	2,720
Tools-Hand Held — 0.6%
Snap-on, Inc.	1,017	147,760

9

Stanley Black & Decker, Inc.	9,678	1,158,844
		1,306,604
Toys — 0.1%
Hasbro, Inc.	448	36,400
Mattel, Inc.†	6,943	69,361
		105,761
Transport-Marine — 0.1%
Kirby Corp.†	1,069	72,008
Tidewater, Inc.†	10,000	191,300
		263,308
Transport-Rail — 0.6%
Genesee & Wyoming, Inc., Class A†	851	62,991
Kansas City Southern	12,836	1,225,196
		1,288,187
Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	10,861	913,302
Expeditors International of Washington, Inc.	8,325	566,849
Ryder System, Inc.	943	45,405
		1,525,556
Transport-Truck — 0.0%
Knight-Swift Transportation Holdings, Inc.	2,337	58,589
Schneider National, Inc., Class B	720	13,442
		72,031
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†	2,706	85,320
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	1,623	95,676
Water — 0.2%
American Water Works Co., Inc.	3,298	299,360
Aqua America, Inc.	3,228	110,365
		409,725
Water Treatment Systems — 0.1%
Pentair PLC	2,857	107,937
Wireless Equipment — 0.4%
Motorola Solutions, Inc.	7,381	849,110
Total Common Stocks (cost $210,740,218)		203,380,727
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Agricultural Operations — 0.1%
Bunge, Ltd. (cost $220,716)	1,948	188,956
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell Midcap Value Index Fund (cost $768,505)	9,125	696,694
Total Long-Term Investment Securities (cost $211,729,439)		204,266,377
SHORT-TERM INVESTMENT SECURITIES — 2.9%
Registered Investment Companies — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.27%(1)	1,464,883	1,464,883
T. Rowe Price Government Reserve Fund 2.45%(1)	3,620,427	3,620,427
		5,085,310
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 2.13% due 01/02/2019	$799,000	799,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills Disc. Notes 2.37% due 03/28/2019(2)	200,000	198,880
Total Short-Term Investment Securities (cost $6,083,142)		6,083,190

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 12/31/2018, to be repurchased 01/02/2019 in the amount of $459,013 and collateralized by $520,000 of United States Treasury Bonds, bearing interest at 2.50%, due 02/15/2046 and having an approximate value of $472,319 (cost $459,000)	459,000	459,000
TOTAL INVESTMENTS (cost $218,271,581)	99.8%	210,808,567
Other assets less liabilities	0.2	498,036
NET ASSETS	100.0%	$211,306,603

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2018, the aggregate value of these securities was $232,555 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	The rate shown is the 7-day yield as of December 31, 2018.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	Illiquid security. At December 31, 2018, the aggregate value of these was $232,555 representing 0.1% of net assets.
ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

10

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	March 2019	$694,265	$664,880	$(29,385)

*     Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

11

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$201,459,291	$1,921,436	**	$—	$203,380,727
Convertible Preferred Securities	188,956	—		—	188,956
Exchange-Traded Funds	696,694	—		—	696,694
Short-Term Investment Securities:
Registered Investment Companies	5,085,310	—		—	5,085,310
Other Short-Term Investment Securities	—	997,880		—	997,880
Repurchase Agreements	—	459,000		—	459,000
Total Investments at Value	$207,430,251	$3,378,316		$—	$210,808,567

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$29,385	$—		$—	$29,385

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

† Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no Level 3 transfers during the period.

See Notes to Portfolio of Investments

12

SEASONS SERIES TRUST SA MULTI-MANAGED SMALL CAP PORTFOLIO

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 95.9%
Advanced Materials — 0.0%
Haynes International, Inc.	1,472	$38,861
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	2,507	170,351
National Presto Industries, Inc.	592	69,216
		239,567
Aerospace/Defense-Equipment — 1.9%
AAR Corp.	3,837	143,274
Aerojet Rocketdyne Holdings, Inc.†	8,481	298,786
Barnes Group, Inc.	5,557	297,966
Curtiss-Wright Corp.	1,975	201,687
HEICO Corp.	36,435	2,822,984
Kaman Corp.	3,292	184,648
Moog, Inc., Class A	5,526	428,154
Triumph Group, Inc.	5,867	67,471
		4,444,970
Agricultural Operations — 0.0%
Andersons, Inc.	3,099	92,629
Airlines — 0.2%
Allegiant Travel Co.	1,503	150,631
Hawaiian Holdings, Inc.	5,816	153,600
SkyWest, Inc.	6,110	271,712
		575,943
Apparel Manufacturers — 0.4%
Deckers Outdoor Corp.†	5,600	716,520
Oxford Industries, Inc.	1,996	141,796
		858,316
Appliances — 0.5%
Hamilton Beach Brands Holding Co., Class A	4,200	98,532
iRobot Corp.†	12,315	1,031,258
		1,129,790
Applications Software — 0.6%
Brightcove, Inc.†	19,300	135,872
Ebix, Inc.	2,651	112,826
PDF Solutions, Inc.†	3,268	27,549
RealPage, Inc.†	23,035	1,110,057
Telenav, Inc.†	4,300	17,458
		1,403,762
Athletic Equipment — 1.3%
Fox Factory Holding Corp.†	51,582	3,036,632
Nautilus, Inc.†	3,507	38,226
Vista Outdoor, Inc.†	6,779	76,942
YETI Holdings, Inc.†	3,500	51,940
		3,203,740
Audio/Video Products — 0.1%
Daktronics, Inc.	4,648	34,395
Sonos, Inc.†	12,320	120,983
Universal Electronics, Inc.†	1,625	41,080
		196,458
Auto Repair Centers — 0.1%
Monro, Inc.	3,884	267,025
Auto-Heavy Duty Trucks — 0.2%
REV Group, Inc.	66,913	502,517
Auto-Truck Trailers — 0.3%
Wabash National Corp.	47,697	623,877
Auto/Truck Parts & Equipment-Original — 0.5%
American Axle & Manufacturing Holdings, Inc.†	13,151	145,976
Cooper-Standard Holdings, Inc.†	1,946	120,886
Garrett Motion, Inc.†	8,714	107,531
Gentherm, Inc.†	4,107	164,198
Meritor, Inc.†	9,500	160,645
Methode Electronics, Inc.	4,354	101,405
Superior Industries International, Inc.	2,710	13,035
Tenneco, Inc.	10,100	276,639
Titan International, Inc.	5,925	27,610
		1,117,925
Auto/Truck Parts & Equipment-Replacement — 0.3%
Douglas Dynamics, Inc.	13,200	473,748
Motorcar Parts of America, Inc.†	2,227	37,057
Standard Motor Products, Inc.	2,377	115,118
		625,923
B2B/E-Commerce — 1.2%
ePlus, Inc.†	38,977	2,773,993
Banks-Commercial — 6.9%
1st Source Corp.	2,840	114,566
Allegiance Bancshares, Inc.†	13,667	442,401
Ameris Bancorp	4,698	148,786
BancFirst Corp.	8,900	444,110
BancorpSouth Bank	11,800	308,452
Banner Corp.	22,610	1,209,183
Cadence BanCorp	800	13,424
Cathay General Bancorp	4,600	154,238
Central Pacific Financial Corp.	17,534	426,953
Central Valley Community Bancorp	1,100	20,757
Citizens & Northern Corp.	1,200	31,716
City Holding Co.	4,859	328,420
Columbia Banking System, Inc.	8,625	313,001
Community Bank System, Inc.	6,026	351,316
Customers Bancorp, Inc.†	3,430	62,426
CVB Financial Corp.	31,161	630,387
Eagle Bancorp, Inc.†	3,720	181,201
East West Bancorp, Inc.	155	6,747
Enterprise Financial Services Corp.	2,700	101,601
FCB Financial Holdings, Inc., Class A†	14,200	476,836
Fidelity Southern Corp.	2,601	67,678
First BanCorp./Puerto Rico	25,576	219,954
First Commonwealth Financial Corp.	31,005	374,540
First Community Bancshares, Inc.	1,300	40,924
First Financial Bancorp	11,527	273,420
First Financial Bankshares, Inc.	7,973	459,962
First Hawaiian, Inc.	4,300	96,793
First Interstate BancSystem, Inc., Class A	2,900	106,024
First Midwest Bancorp, Inc.	12,525	248,120
Franklin Financial Network, Inc.†	1,437	37,894
Glacier Bancorp, Inc.	9,951	394,259
Great Western Bancorp, Inc.	8,189	255,906
Green Bancorp, Inc.	3,124	53,545
Guaranty Bancorp	2,000	41,500
Hanmi Financial Corp.	3,741	73,698
Heritage Financial Corp.	3,907	116,116
Home BancShares, Inc.	71,128	1,162,231
HomeStreet, Inc.†	3,178	67,469

1

Hope Bancorp, Inc.	23,862	283,003
Independent Bank Corp./Massachusetts	3,906	274,631
Independent Bank Corp./Michigan	5,500	115,610
LegacyTexas Financial Group, Inc.	49,940	1,602,575
NBT Bancorp, Inc.	5,141	177,827
OFG Bancorp	6,833	112,471
Old National Bancorp	17,731	273,057
Opus Bank	2,547	49,896
PacWest Bancorp	3,100	103,168
Preferred Bank	1,642	71,181
S&T Bancorp, Inc.	4,121	155,939
Seacoast Banking Corp. of Florida†	6,036	157,057
ServisFirst Bancshares, Inc.	5,396	171,971
Simmons First National Corp., Class A	16,366	394,912
Southside Bancshares, Inc.	3,891	123,539
TCF Financial Corp.	11,900	231,931
Tompkins Financial Corp.	1,457	109,290
Triumph Bancorp, Inc.†	2,846	84,526
TrustCo Bank Corp.	11,380	78,067
Trustmark Corp.	4,100	116,563
UMB Financial Corp.	2,900	176,813
Union Bankshares Corp.	2,263	63,884
United Community Banks, Inc.	9,325	200,114
Veritex Holdings, Inc.†	28,778	615,274
Webster Financial Corp.	2,800	138,012
West Bancorporation, Inc.	1,850	35,316
Westamerica Bancorporation	14,647	815,545
		16,588,726
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	9,934	105,002
Banks-Mortgage — 0.1%
Flagstar Bancorp, Inc.†	3,460	91,344
Walker & Dunlop, Inc.	3,384	146,358
		237,702
Banks-Super Regional — 0.1%
Meta Financial Group, Inc.	3,248	62,979
National Bank Holdings Corp., Class A	4,143	127,894
		190,873
Batteries/Battery Systems — 0.8%
EnerSys	23,875	1,852,939
Beverages-Non-alcoholic — 0.0%
Coca-Cola Consolidated, Inc.	546	96,850
Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,488	84,890
Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	12,400	150,536
MSG Networks, Inc., Class A†	2,300	54,188
		204,724
Building & Construction Products-Misc. — 0.8%
American Woodmark Corp.†	1,809	100,725
Gibraltar Industries, Inc.†	3,775	134,352
Patrick Industries, Inc.†	32,696	968,129
Simpson Manufacturing Co., Inc.	4,871	263,667
Trex Co., Inc.†	6,917	410,593
		1,877,466
Building & Construction-Misc. — 0.7%
Comfort Systems USA, Inc.	4,374	191,056
EMCOR Group, Inc.	17,100	1,020,699
MYR Group, Inc.†	7,650	215,501
TopBuild Corp.†	4,166	187,470
		1,614,726
Building Products-Air & Heating — 0.1%
AAON, Inc.	4,784	167,727
Building Products-Cement — 0.3%
Continental Building Products, Inc.†	21,200	539,540
US Concrete, Inc.†	1,881	66,362
		605,902
Building Products-Doors & Windows — 0.2%
Apogee Enterprises, Inc.	3,318	99,042
Griffon Corp.	3,979	41,581
Masonite International Corp.†	5,400	242,082
PGT Innovations, Inc.†	6,821	108,113
		490,818
Building Products-Wood — 0.7%
Boise Cascade Co.	4,581	109,257
Universal Forest Products, Inc.	60,410	1,568,243
		1,677,500
Building-Heavy Construction — 0.6%
Aegion Corp.†	3,804	62,081
Arcosa, Inc.†	5,741	158,968
Dycom Industries, Inc.†	15,192	820,976
MasTec, Inc.†	6,200	251,472
Orion Group Holdings, Inc.†	3,410	14,629
Sterling Construction Co., Inc.†	1,000	10,890
Tutor Perini Corp.†	900	14,373
		1,333,389
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	7,753	248,949
Building-Mobile Home/Manufactured Housing — 0.9%
Cavco Industries, Inc.†	1,007	131,293
LCI Industries	29,269	1,955,169
Winnebago Industries, Inc.	3,416	82,701
		2,169,163
Building-Residential/Commercial — 1.4%
Hovnanian Enterprises, Inc., Class A†	106,900	73,109
Installed Building Products, Inc.†	30,610	1,031,251
KB Home	48,700	930,170
LGI Homes, Inc.†	2,193	99,167
M/I Homes, Inc.†	3,288	69,114
MDC Holdings, Inc.	5,332	149,882
Meritage Homes Corp.†	4,423	162,413
Taylor Morrison Home Corp., Class A†	41,100	653,490
TRI Pointe Group, Inc.†	6,700	73,231
William Lyon Homes, Class A†	3,878	41,456
		3,283,283
Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	9,400	67,022

2

Capacitors — 0.1%
KEMET Corp.	6,763	118,623
Cellular Telecom — 0.1%
8x8, Inc.†	11,228	202,553
ATN International, Inc.	1,278	91,415
		293,968
Chemicals-Diversified — 0.3%
AdvanSix, Inc.†	3,509	85,409
Innophos Holdings, Inc.	2,309	56,640
Innospec, Inc.	2,875	177,560
Koppers Holdings, Inc.†	2,414	41,134
Quaker Chemical Corp.	1,570	279,005
		639,748
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	6,011	64,017
Chemicals-Other — 0.0%
American Vanguard Corp.	3,141	47,712
Chemicals-Plastics — 0.0%
A. Schulman, Inc. CVR†(1)(2)	3,640	5,296
PolyOne Corp.	2,200	62,920
		68,216
Chemicals-Specialty — 1.5%
Balchem Corp.	25,815	2,022,605
H.B. Fuller Co.	5,968	254,655
Hawkins, Inc.	1,136	46,519
Ingevity Corp.†	4,941	413,512
Kraton Corp.†	3,762	82,162
Minerals Technologies, Inc.	5,000	256,700
OMNOVA Solutions, Inc.†	16,600	121,678
Rogers Corp.†	2,165	214,465
Sensient Technologies Corp.	1,800	100,530
Stepan Co.	2,386	176,564
		3,689,390
Circuit Boards — 0.1%
Park Electrochemical Corp.	2,268	40,983
TTM Technologies, Inc.†	10,863	105,697
		146,680
Coal — 0.5%
Arch Coal, Inc., Class A	3,100	257,269
Cloud Peak Energy, Inc.†	8,921	3,268
CONSOL Energy, Inc.†	3,270	103,692
NACCO Industries, Inc., Class A	3,100	105,090
Peabody Energy Corp.	7,100	216,408
SunCoke Energy, Inc.†	10,123	86,551
Warrior Met Coal, Inc.	15,100	364,061
		1,136,339
Commercial Services — 0.4%
Acacia Research Corp.†	19,500	58,110
Care.com, Inc.†	5,600	108,136
Forrester Research, Inc.	1,204	53,819
HMS Holdings Corp.†	9,878	277,868
Medifast, Inc.	2,109	263,667
Nutrisystem, Inc.	3,464	152,000
Team, Inc.†	3,541	51,876
		965,476
Commercial Services-Finance — 1.1%
Cardtronics PLC, Class A†	4,397	114,322
Euronet Worldwide, Inc.†	1,400	143,332
EVERTEC, Inc.	7,108	204,000
Green Dot Corp., Class A†	8,084	642,840
Travelport Worldwide, Ltd.	15,448	241,298
WEX, Inc.†	9,759	1,366,845
		2,712,637
Communications Software — 0.0%
Digi International, Inc.†	3,234	32,631
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	10,550	866,999
Computer Data Security — 0.1%
OneSpan, Inc.†	3,697	47,876
Qualys, Inc.†	3,987	297,989
		345,865
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	4,891	75,908
Computer Services — 1.1%
CACI International, Inc., Class A†	1,000	144,030
Carbonite, Inc.†	38,369	969,201
Elastic NV†	4,600	328,808
Engility Holdings, Inc.†	2,133	60,705
ExlService Holdings, Inc.†	4,033	212,216
Insight Enterprises, Inc.†	4,177	170,213
Science Applications International Corp.	6,250	398,125
Sykes Enterprises, Inc.†	4,684	115,835
TTEC Holdings, Inc.	1,631	46,598
Unisys Corp.†	8,107	94,284
Virtusa Corp.†	3,240	137,992
		2,678,007
Computer Software — 1.0%
Box, Inc., Class A†	4,100	69,208
Cloudera, Inc.†	9,400	103,964
Envestnet, Inc.†	38,391	1,888,453
TiVo Corp.	23,690	222,923
		2,284,548
Computers-Integrated Systems — 0.6%
Agilysys, Inc.†	2,077	29,784
Cray, Inc.†	4,808	103,805
Cubic Corp.	3,363	180,728
Diebold Nixdorf, Inc.	8,962	22,315
Mercury Systems, Inc.†	5,698	269,458
MTS Systems Corp.	2,104	84,434
NetScout Systems, Inc.†	29,346	693,446
		1,383,970
Computers-Other — 0.1%
3D Systems Corp.†	13,443	136,715
Lumentum Holdings, Inc.†	1,277	53,647
		190,362
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	6,872	170,426

3

Consulting Services — 0.7%
FTI Consulting, Inc.†	4,519	301,146
Huron Consulting Group, Inc.†	11,400	584,934
Kelly Services, Inc., Class A	3,671	75,182
Navigant Consulting, Inc.	27,514	661,712
		1,622,974
Consumer Products-Misc. — 0.9%
Central Garden & Pet Co.†	1,215	41,857
Central Garden & Pet Co., Class A†	4,819	150,594
Helen of Troy, Ltd.†	12,545	1,645,653
Quanex Building Products Corp.	4,140	56,262
WD-40 Co.	1,630	298,714
		2,193,080
Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	10,200	108,528
Multi-Color Corp.	1,643	57,653
		166,181
Cosmetics & Toiletries — 0.1%
Avon Products, Inc.†	52,079	79,160
Edgewell Personal Care Co.†	2,500	93,375
Inter Parfums, Inc.	2,029	133,042
		305,577
Data Processing/Management — 0.5%
Bottomline Technologies, Inc.†	4,309	206,832
CommVault Systems, Inc.†	1,600	94,544
CSG Systems International, Inc.	3,924	124,666
Fair Isaac Corp.†	4,500	841,500
		1,267,542
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	7,700	151,382
Diagnostic Equipment — 0.2%
BioTelemetry, Inc.†	3,921	234,162
Repligen Corp.†	4,596	242,393
		476,555
Diagnostic Kits — 0.2%
Meridian Bioscience, Inc.	16,992	294,981
OraSure Technologies, Inc.†	7,211	84,225
		379,206
Disposable Medical Products — 0.3%
CONMED Corp.	3,047	195,618
Merit Medical Systems, Inc.†	6,456	360,309
Utah Medical Products, Inc.	1,000	83,080
		639,007
Distribution/Wholesale — 1.8%
Anixter International, Inc.†	3,390	184,111
Core-Mark Holding Co., Inc.	5,381	125,108
Dorman Products, Inc.†	28,922	2,603,558
Essendant, Inc.	7,062	88,840
Fossil Group, Inc.†	5,357	84,266
G-III Apparel Group, Ltd.†	4,939	137,749
H&E Equipment Services, Inc.	37,181	759,236
ScanSource, Inc.†	3,015	103,656
Titan Machinery, Inc.†	17,300	227,495
Veritiv Corp.†	2,893	72,238
		4,386,257
Diversified Manufacturing Operations — 0.6%
Actuant Corp., Class A	18,589	390,183
EnPro Industries, Inc.	2,442	146,764
Fabrinet†	4,336	222,480
Federal Signal Corp.	7,092	141,131
Harsco Corp.†	17,655	350,628
LSB Industries, Inc.†	2,392	13,204
Lydall, Inc.†	2,049	41,615
Standex International Corp.	1,510	101,442
Tredegar Corp.	3,007	47,691
		1,455,138
Diversified Operations/Commercial Services — 0.7%
Colliers International Group, Inc.	27,546	1,516,132
Viad Corp.	2,395	119,965
		1,636,097
Drug Delivery Systems — 0.0%
Assertio Therapeutics, Inc.†	7,528	27,176
E-Commerce/Products — 0.1%
Overstock.com, Inc.†	19,500	264,810
E-Commerce/Services — 0.6%
Liberty Expedia Holdings, Inc., Class A†	13,600	531,896
Shutterfly, Inc.†	8,156	328,360
Shutterstock, Inc.	2,186	78,718
Stamps.com, Inc.†	2,003	311,747
Upwork, Inc.†	6,500	117,715
		1,368,436
E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	3,115	19,219
New Media Investment Group, Inc.	13,289	153,754
QuinStreet, Inc.†	4,526	73,457
		246,430
E-Services/Consulting — 0.2%
Perficient, Inc.†	22,007	489,876
Electric Products-Misc. — 0.0%
Graham Corp.	2,000	45,680
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	14,100	104,763
Electric-Generation — 0.1%
Atlantic Power Corp.†	95,900	208,103
Electric-Integrated — 0.6%
Avista Corp.	7,733	328,498
El Paso Electric Co.	10,391	520,901
PNM Resources, Inc.	4,100	168,469
Portland General Electric Co.	9,800	449,330
		1,467,198
Electronic Components-Misc. — 0.9%
Advanced Energy Industries, Inc.†	5,931	254,618
Applied Optoelectronics, Inc.†	2,214	34,162
Bel Fuse, Inc., Class B	2,386	43,950
Benchmark Electronics, Inc.	21,846	462,698
Comtech Telecommunications Corp.	2,814	68,493
Knowles Corp.†	10,620	141,352

4

OSI Systems, Inc.†	7,888	578,191
Plexus Corp.†	3,705	189,251
Sanmina Corp.†	8,037	193,370
Vishay Intertechnology, Inc.	12,600	226,926
		2,193,011
Electronic Components-Semiconductors — 1.3%
Amkor Technology, Inc.†	37,000	242,720
CEVA, Inc.†	2,579	56,970
CTS Corp.	3,895	100,841
Diodes, Inc.†	4,671	150,686
DSP Group, Inc.†	2,273	25,458
Kopin Corp.†	7,216	7,209
Photronics, Inc.†	8,051	77,934
Rambus, Inc.†	107,274	822,792
Rudolph Technologies, Inc.†	3,756	76,885
Semtech Corp.†	7,748	355,401
SMART Global Holdings, Inc.†	1,464	43,481
Synaptics, Inc.†	9,893	368,118
Xperi Corp.	39,800	731,922
		3,060,417
Electronic Measurement Instruments — 0.4%
Badger Meter, Inc.	3,427	168,642
FARO Technologies, Inc.†	2,031	82,540
Itron, Inc.†	3,944	186,512
Stoneridge, Inc.†	17,900	441,235
		878,929
Electronic Parts Distribution — 0.3%
Tech Data Corp.†	8,350	683,114
Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	4,126	214,016
Energy-Alternate Sources — 0.6%
FutureFuel Corp.	13,638	216,299
Green Plains, Inc.	4,583	60,083
Renewable Energy Group, Inc.†	18,329	471,055
REX American Resources Corp.†	6,745	459,402
SolarEdge Technologies, Inc.†	5,063	177,711
		1,384,550
Engineering/R&D Services — 1.4%
Exponent, Inc.	63,147	3,202,184
VSE Corp.	4,800	143,568
		3,345,752
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	15,990	209,149
Enterprise Software/Service — 1.6%
Domo, Inc., Class B†	11,400	223,782
Donnelley Financial Solutions, Inc.†	10,415	146,122
LivePerson, Inc.†	6,869	129,549
Manhattan Associates, Inc.†	2,400	101,688
ManTech International Corp., Class A	3,125	163,422
MicroStrategy, Inc., Class A†	2,110	269,553
Omnicell, Inc.†	4,665	285,685
Progress Software Corp.	23,886	847,714
SPS Commerce, Inc.†	4,580	377,300
Tyler Technologies, Inc.†	7,224	1,342,364
		3,887,179
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	6,517	337,385
Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	3,051	201,213
Finance-Auto Loans — 1.4%
Credit Acceptance Corp.†	8,505	3,246,869
Finance-Consumer Loans — 1.1%
Encore Capital Group, Inc.†	3,015	70,853
Enova International, Inc.†	4,035	78,521
Nelnet, Inc., Class A	750	39,255
PRA Group, Inc.†	95,096	2,317,490
World Acceptance Corp.†	790	80,785
		2,586,904
Finance-Investment Banker/Broker — 0.7%
Diamond Hill Investment Group, Inc.	5,829	871,144
Evercore, Inc., Class A	1,000	71,560
Greenhill & Co., Inc.	2,052	50,069
Houlihan Lokey, Inc.	7,700	283,360
INTL. FCStone, Inc.†	1,870	68,405
Investment Technology Group, Inc.	3,894	117,754
Piper Jaffray Cos.	1,746	114,957
		1,577,249
Finance-Mortgage Loan/Banker — 0.0%
Granite Point Mtg. Trust, Inc.	5,116	92,242
Finance-Other Services — 0.2%
WageWorks, Inc.†	15,266	414,625
Financial Guarantee Insurance — 0.3%
MBIA, Inc.†	27,900	248,868
MGIC Investment Corp.†	12,100	126,566
NMI Holdings, Inc., Class A†	13,406	239,297
Radian Group, Inc.	3,200	52,352
		667,083
Firearms & Ammunition — 0.2%
Axon Enterprise, Inc.†	6,881	301,044
Sturm Ruger & Co., Inc.	2,055	109,367
		410,411
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	1,891	53,364
Food-Dairy Products — 0.0%
Dean Foods Co.	24,861	94,720
Food-Misc./Diversified — 0.8%
B&G Foods, Inc.	7,762	224,400
Cal-Maine Foods, Inc.	3,560	150,588
Darling Ingredients, Inc.†	61,585	1,184,895
J&J Snack Foods Corp.	1,768	255,635
John B. Sanfilippo & Son, Inc.	1,030	57,330
Post Holdings, Inc.†	1,300	115,869
		1,988,717
Food-Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	1,841	134,319
Chefs’ Warehouse, Inc.†	2,717	86,890
SpartanNash Co.	4,231	72,689

5

United Natural Foods, Inc.†	5,982	63,349
		357,247
Footwear & Related Apparel — 0.6%
Crocs, Inc.†	21,765	565,454
Steven Madden, Ltd.	9,369	283,506
Weyco Group, Inc.	600	17,502
Wolverine World Wide, Inc.	19,666	627,149
		1,493,611
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	3,776	153,381
Gambling (Non-Hotel) — 0.0%
Monarch Casino & Resort, Inc.†	1,390	53,015
Gas-Distribution — 0.5%
Northwest Natural Holding Co.	4,796	289,966
South Jersey Industries, Inc.	10,067	279,863
Southwest Gas Holdings, Inc.	2,800	214,200
Spire, Inc.	5,966	441,961
		1,225,990
Golf — 0.1%
Callaway Golf Co.	10,458	160,007
Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	2,595	163,433
Health Care Cost Containment — 0.0%
CorVel Corp.†	1,082	66,781
Home Furnishings — 0.4%
Ethan Allen Interiors, Inc.	2,909	51,169
Hooker Furniture Corp.	18,693	492,374
Sleep Number Corp.†	15,611	495,337
		1,038,880
Hotels/Motels — 0.1%
Belmond, Ltd., Class A†	10,549	264,041
Marcus Corp.	2,353	92,944
		356,985
Human Resources — 4.5%
AMN Healthcare Services, Inc.†	64,573	3,658,706
ASGN, Inc.†	42,275	2,303,988
Barrett Business Services, Inc.	9,096	520,746
Cross Country Healthcare, Inc.†	26,068	191,078
Heidrick & Struggles International, Inc.	2,232	69,616
Insperity, Inc.	29,611	2,764,483
Korn Ferry	6,672	263,811
Resources Connection, Inc.	3,491	49,572
TrueBlue, Inc.†	13,466	299,619
Willdan Group, Inc.†	20,281	709,429
		10,831,048
Identification Systems — 0.1%
Brady Corp., Class A	5,761	250,373
Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	5,100	86,292
Clearway Energy, Inc., Class C	11,200	193,200
		279,492
Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,690	43,847
Instruments-Controls — 0.1%
Control4 Corp.†	3,144	55,334
Watts Water Technologies, Inc., Class A	3,269	210,949
		266,283
Insurance Brokers — 0.0%
eHealth, Inc.†	1,919	73,728
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	11,236	313,934
CNO Financial Group, Inc.	16,300	242,544
Primerica, Inc.	4,700	459,237
		1,015,715
Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	4,820	180,509
Kemper Corp.	1,700	112,846
United Fire Group, Inc.	2,509	139,124
		432,479
Insurance-Property/Casualty — 3.7%
Ambac Financial Group, Inc.†	6,237	107,526
AMERISAFE, Inc.	23,762	1,347,068
Employers Holdings, Inc.	3,862	162,088
First American Financial Corp.	1,900	84,816
HCI Group, Inc.	853	43,341
James River Group Holdings, Ltd.	3,526	128,840
Kinsale Capital Group, Inc.	4,500	250,020
National General Holdings Corp.	82,425	1,995,509
Navigators Group, Inc.	5,535	384,627
ProAssurance Corp.	9,715	394,040
RLI Corp.	40,622	2,802,512
Safety Insurance Group, Inc.	1,710	139,895
Selective Insurance Group, Inc.	6,933	422,497
Stewart Information Services Corp.	2,795	115,713
Third Point Reinsurance, Ltd.†	14,658	141,303
United Insurance Holdings Corp.	2,530	42,049
Universal Insurance Holdings, Inc.	7,084	268,625
		8,830,469
Insurance-Reinsurance — 0.0%
Global Indemnity, Ltd.	1,100	39,853
Maiden Holdings, Ltd.	8,105	13,373
		53,226
Internet Application Software — 0.1%
Anaplan, Inc.†	7,700	204,358
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	4,924	222,614
Internet Content-Information/News — 0.2%
HealthStream, Inc.	3,006	72,595
TechTarget, Inc.†	2,604	31,795
Yelp, Inc.†	8,900	311,411
		415,801
Internet Security — 0.1%
Proofpoint, Inc.†	2,075	173,906
Zix Corp.†	21,500	123,195
		297,101

6

Investment Management/Advisor Services — 0.7%
Artisan Partners Asset Management, Inc., Class A	38,255	845,818
Blucora, Inc.†	5,648	150,463
BrightSphere Investment Group PLC	3,000	32,040
Stifel Financial Corp.	3,814	157,976
Virtus Investment Partners, Inc.	1,841	146,230
Waddell & Reed Financial, Inc., Class A	9,221	166,716
WisdomTree Investments, Inc.	13,693	91,058
		1,590,301
Lasers-System/Components — 0.1%
Electro Scientific Industries, Inc.†	4,040	121,038
II-VI, Inc.†	7,037	228,421
		349,459
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,817	259,958
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.	2,684	81,030
Machinery-Electrical — 0.1%
Bloom Energy Corp. Class A†	700	6,986
Franklin Electric Co., Inc.	4,568	195,876
		202,862
Machinery-Farming — 0.8%
Alamo Group, Inc.	22,050	1,704,906
Lindsay Corp.	1,266	121,853
		1,826,759
Machinery-General Industrial — 0.6%
Albany International Corp., Class A	3,414	213,136
Applied Industrial Technologies, Inc.	6,863	370,190
Chart Industries, Inc.†	3,674	238,920
DXP Enterprises, Inc.†	9,082	252,843
Kadant, Inc.	3,800	309,548
Tennant Co.	2,134	111,203
		1,495,840
Machinery-Pumps — 0.1%
CSW Industrials, Inc.†	2,500	120,875
SPX FLOW, Inc.†	5,010	152,404
		273,279
Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	8,828	138,158
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	27,000	260,280
Computer Programs & Systems, Inc.	1,410	35,391
NextGen Healthcare, Inc.†	5,634	85,355
Tabula Rasa HealthCare, Inc.†	2,000	127,520
		508,546
Medical Instruments — 0.4%
AngioDynamics, Inc.†	20,670	416,087
Natus Medical, Inc.†	3,977	135,337
NuVasive, Inc.†	5,500	272,580
SI-BONE, Inc.†	900	18,801
		842,805
Medical Labs & Testing Services — 0.5%
Medpace Holdings, Inc.†	21,754	1,151,439
Natera, Inc.†	7,600	106,096
		1,257,535
Medical Laser Systems — 0.0%
Cutera, Inc.†	1,637	27,862
Medical Products — 0.9%
Axonics Modulation Technologies, Inc.†	700	10,577
CryoLife, Inc.†	4,004	113,634
Integer Holdings Corp.†	16,832	1,283,608
Invacare Corp.	3,908	16,804
LeMaitre Vascular, Inc.	1,867	44,136
Luminex Corp.	9,381	216,795
Orthofix Medical, Inc.†	4,878	256,046
Surmodics, Inc.†	1,577	74,529
Tactile Systems Technology, Inc.†	1,979	90,144
		2,106,273
Medical-Biomedical/Gene — 2.0%
ACADIA Pharmaceuticals, Inc.†	15,600	252,252
Achillion Pharmaceuticals, Inc.†	48,068	76,428
Acorda Therapeutics, Inc.†	4,647	72,400
Alder Biopharmaceuticals, Inc.†	12,300	126,075
AMAG Pharmaceuticals, Inc.†	13,166	199,992
Amicus Therapeutics, Inc.†	19,600	187,768
ANI Pharmaceuticals, Inc.†	976	43,940
Aptinyx, Inc.†	7,800	129,012
Arena Pharmaceuticals, Inc.†	6,030	234,868
Arvinas, Inc.†	200	2,570
Biohaven Pharmaceutical Holding Co., Ltd.†	7,100	262,558
Bluebird Bio, Inc.†	1,000	99,200
Cambrex Corp.†	3,951	149,190
Cymabay Therapeutics, Inc.†	15,400	121,198
CytomX Therapeutics, Inc.†	6,700	101,170
Emergent BioSolutions, Inc.†	5,278	312,880
Forty Seven, Inc.†	7,000	110,040
Guardant Health, Inc.†	1,000	37,590
Homology Medicines, Inc.†	8,000	178,880
Innoviva, Inc.†	7,970	139,076
Medicines Co.†	7,739	148,124
Menlo Therapeutics, Inc.†	5,400	22,248
Myriad Genetics, Inc.†	16,802	488,434
NewLink Genetics Corp.†	23,400	35,568
Novavax, Inc.†	97,800	179,952
Puma Biotechnology, Inc.†	4,600	93,610
REGENXBIO, Inc.†	7,669	321,715
resTORbio, Inc.†	4,000	34,480
Sangamo Therapeutics, Inc.†	3,900	44,772
Selecta Biosciences, Inc.†	14,200	37,772
Solid Biosciences, Inc.†	6,300	168,840
Spark Therapeutics, Inc.†	3,100	121,334
Spectrum Pharmaceuticals, Inc.†	11,958	104,633
Synlogic, Inc.†	12,800	89,728
Twist Bioscience Corp.†	4,200	96,978
Y-mAbs Therapeutics, Inc.†	700	14,238
		4,839,513
Medical-Drugs — 1.6%
Aimmune Therapeutics, Inc.†	6,400	153,088

7

Akorn, Inc.†	11,081	37,565
Athenex, Inc.†	15,300	194,157
Clovis Oncology, Inc.†	7,400	132,904
Corcept Therapeutics, Inc.†	12,371	165,277
Cytokinetics, Inc.†	6,441	40,707
Eagle Pharmaceuticals, Inc.†	2,895	116,639
Enanta Pharmaceuticals, Inc.†	1,852	131,177
Global Blood Therapeutics, Inc.†	7,000	287,350
Gritstone Oncology, Inc.†	3,000	46,350
Horizon Pharma PLC†	15,600	304,824
Lannett Co., Inc.†	10,390	51,534
Mallinckrodt PLC†	5,800	91,640
MyoKardia, Inc.†	4,600	224,756
Paratek Pharmaceuticals, Inc.†	15,700	80,541
Phibro Animal Health Corp., Class A	2,379	76,509
Prestige Consumer Healthcare, Inc.†	10,300	318,064
Principia Biopharma, Inc.†	7,100	194,469
Progenics Pharmaceuticals, Inc.†	9,953	41,803
Reata Pharmaceuticals, Inc., Class A†	4,168	233,825
Seres Therapeutics, Inc.†	20,000	90,400
Supernus Pharmaceuticals, Inc.†	6,152	204,369
Sutro Biopharma, Inc.†	2,400	21,648
TG Therapeutics, Inc.†	13,900	56,990
Vanda Pharmaceuticals, Inc.†	16,175	422,653
Voyager Therapeutics, Inc.†	10,600	99,640
		3,818,879
Medical-Generic Drugs — 0.3%
Amphastar Pharmaceuticals, Inc.†	4,070	80,993
Endo International PLC†	55,607	405,931
Momenta Pharmaceuticals, Inc.†	11,302	124,774
		611,698
Medical-HMO — 0.6%
Magellan Health, Inc.†	2,856	162,478
Molina Healthcare, Inc.†	3,125	363,187
Tivity Health, Inc.†	22,022	546,366
Triple-S Management Corp., Class B†	18,900	328,671
		1,400,702
Medical-Hospitals — 0.4%
Community Health Systems, Inc.†	30,590	86,264
Quorum Health Corp.†	36,907	106,661
Select Medical Holdings Corp.†	12,746	195,651
Surgery Partners, Inc.†	7,700	75,383
Tenet Healthcare Corp.†	26,000	445,640
		909,599
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	5,790	224,594
Medical-Outpatient/Home Medical — 0.6%
Addus HomeCare Corp.†	1,187	80,573
Amedisys, Inc.†	5,916	692,823
Civitas Solutions, Inc.†	18,875	330,501
LHC Group, Inc.†	3,435	322,478
Providence Service Corp.†	1,297	77,846
		1,504,221
Medical-Wholesale Drug Distribution — 0.1%
Diplomat Pharmacy, Inc.†	6,664	89,698
Owens & Minor, Inc.	24,231	153,382
		243,080
Metal Processors & Fabrication — 0.1%
AZZ, Inc.	3,067	123,784
CIRCOR International, Inc.†	2,336	49,757
LB Foster Co., Class A†	1,300	20,670
Mueller Industries, Inc.	6,790	158,614
		352,825
Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	1,076	15,355
Worthington Industries, Inc.	9,300	324,012
		339,367
Metal-Aluminum — 0.2%
Century Aluminum Co.†	5,777	42,230
Kaiser Aluminum Corp.	4,893	436,896
		479,126
Miscellaneous Manufacturing — 0.9%
FreightCar America, Inc.†	2,100	14,049
Hillenbrand, Inc.	17,990	682,361
John Bean Technologies Corp.	21,640	1,553,968
		2,250,378
Motion Pictures & Services — 0.0%
Eros International PLC†	13,100	108,599
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	7,300	74,241
Multimedia — 0.1%
E.W. Scripps Co., Class A	6,636	104,384
Entravision Communications Corp., Class A	13,000	37,830
		142,214
Networking Products — 0.2%
Extreme Networks, Inc.†	13,932	84,985
Infinera Corp.†	22,462	89,624
NeoPhotonics Corp.†	7,600	49,248
NETGEAR, Inc.†	3,712	193,135
		416,992
Non-Ferrous Metals — 0.0%
Materion Corp.	2,383	107,211
Office Furnishings-Original — 0.1%
HNI Corp.	1,700	60,231
Interface, Inc.	10,507	149,725
		209,956
Office Supplies & Forms — 0.2%
ACCO Brands Corp.	61,400	416,292
Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.	38,332	76,664
Noble Corp. PLC†	29,055	76,124
		152,788
Oil Companies-Exploration & Production — 0.8%
Bonanza Creek Energy, Inc.†	2,201	45,494
Carrizo Oil & Gas, Inc.†	10,032	113,261
Denbury Resources, Inc.†	110,820	189,502
EP Energy Corp., Class A†	37,478	26,234

8

Gulfport Energy Corp.†	72,467	474,659
HighPoint Resources Corp.†	13,006	32,385
Laredo Petroleum, Inc.†	17,898	64,791
PDC Energy, Inc.†	9,880	294,029
Penn Virginia Corp.†	1,579	85,361
Ring Energy, Inc.†	6,700	34,036
SRC Energy, Inc.†	28,561	134,237
Unit Corp.†	12,964	185,126
W&T Offshore, Inc.†	70,100	288,812
		1,967,927
Oil Field Machinery & Equipment — 0.1%
Exterran Corp.†	3,703	65,543
Natural Gas Services Group, Inc.†	2,800	46,032
US Silica Holdings, Inc.	16,707	170,077
		281,652
Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	800	30,968
CVR Energy, Inc.	2,400	82,752
Murphy USA, Inc.†	3,500	268,240
Par Pacific Holdings, Inc.†	3,295	46,723
		428,683
Oil-Field Services — 0.8%
Archrock, Inc.	30,361	227,404
Bristow Group, Inc.†	4,215	10,242
C&J Energy Services, Inc.†	7,371	99,508
CARBO Ceramics, Inc.†	2,513	8,745
Era Group, Inc.†	2,408	21,046
FTS International, Inc.†	7,300	51,903
Gulf Island Fabrication, Inc.†	1,616	11,668
Helix Energy Solutions Group, Inc.†	16,396	88,702
KLX Energy Services Holdings, Inc.†	12,113	284,050
Matrix Service Co.†	5,287	94,849
MRC Global, Inc.†	24,000	293,520
Newpark Resources, Inc.†	10,691	73,447
Nine Energy Service, Inc.†	1,100	24,794
NOW, Inc.†	13,200	153,648
Oil States International, Inc.†	7,061	100,831
Pioneer Energy Services Corp.†	9,208	11,326
ProPetro Holding Corp.†	8,658	106,667
SEACOR Holdings, Inc.†	4,130	152,810
Superior Energy Services, Inc.†	18,193	60,947
TETRA Technologies, Inc.†	14,800	24,864
		1,900,971
Paper & Related Products — 0.6%
Clearwater Paper Corp.†	1,938	47,229
Domtar Corp.	2,200	77,286
Neenah, Inc.	20,017	1,179,402
P.H. Glatfelter Co.	5,154	50,303
Schweitzer-Mauduit International, Inc.	3,622	90,731
Verso Corp., Class A†	4,300	96,320
		1,541,271
Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,493	152,809
Power Converter/Supply Equipment — 0.5%
Generac Holdings, Inc.†	15,000	745,500
Powell Industries, Inc.	5,926	148,209
SPX Corp.†	5,109	143,103
Vicor Corp.†	1,906	72,028
		1,108,840
Printing-Commercial — 0.2%
Deluxe Corp.	5,700	219,108
Ennis, Inc.	16,100	309,925
LSC Communications, Inc.	3,923	27,461
RR Donnelley & Sons Co.	8,288	32,821
		589,315
Professional Sports — 1.0%
Madison Square Garden Co., Class A†	9,391	2,513,971
Publishing-Books — 0.3%
Houghton Mifflin Harcourt Co.†	45,400	402,244
Scholastic Corp.	3,267	131,529
Tribune Publishing Co.†	10,100	114,534
		648,307
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	59,916	511,084
Racetracks — 0.2%
Penn National Gaming, Inc.†	21,042	396,221
Speedway Motorsports, Inc.	4,500	73,215
		469,436
Real Estate Investment Trusts — 4.8%
Acadia Realty Trust	9,601	228,120
Agree Realty Corp.	4,060	240,027
Alexander & Baldwin, Inc.†	2,356	43,303
American Assets Trust, Inc.	9,548	383,543
Apollo Commercial Real Estate Finance, Inc.	13,237	220,528
Armada Hoffler Properties, Inc.	5,843	82,153
ARMOUR Residential REIT, Inc.	4,984	102,172
Ashford Hospitality Trust, Inc.	34,200	136,800
Capstead Mtg. Corp.	39,105	260,830
CareTrust REIT, Inc.	9,876	182,311
CBL & Associates Properties, Inc.	25,928	49,782
Cedar Realty Trust, Inc.	10,387	32,615
Chatham Lodging Trust	5,476	96,816
Cherry Hill Mtg. Investment Corp.	5,900	103,486
Chesapeake Lodging Trust	7,110	173,128
City Office REIT, Inc.	1,500	15,375
Community Healthcare Trust, Inc.	2,073	59,765
CorEnergy Infrastructure Trust, Inc.	2,958	97,851
CoreSite Realty Corp.	7,400	645,502
CubeSmart	3,700	106,153
DiamondRock Hospitality Co.	55,679	505,565
Dynex Capital, Inc.	2,300	13,156
Easterly Government Properties, Inc.	7,160	112,269
EastGroup Properties, Inc.	6,643	609,362
Equity LifeStyle Properties, Inc.	1,400	135,982
First Industrial Realty Trust, Inc.	2,700	77,922
Four Corners Property Trust, Inc.	7,977	208,997
Franklin Street Properties Corp.	17,324	107,928
GEO Group, Inc.	24,300	478,710
Getty Realty Corp.	3,961	116,493
Gladstone Commercial Corp.	1,100	19,712

9

Global Net Lease, Inc.	8,956	157,805
Hersha Hospitality Trust	13,170	231,002
Highwoods Properties, Inc.	2,000	77,380
Hospitality Properties Trust	5,600	133,728
Independence Realty Trust, Inc.	10,469	96,105
InfraREIT, Inc.	400	8,408
Invesco Mtg. Capital, Inc.	23,645	342,380
iStar, Inc.	8,004	73,397
Kite Realty Group Trust	9,856	138,871
Lexington Realty Trust	24,757	203,255
LTC Properties, Inc.	7,169	298,804
Mack-Cali Realty Corp.	4,900	95,991
National Retail Properties, Inc.	700	33,957
National Storage Affiliates Trust	6,660	176,224
New York Mortgage Trust, Inc.	18,318	107,893
Office Properties Income Trust	11,679	80,235
Pebblebrook Hotel Trust	27,533	779,459
Pennsylvania Real Estate Investment Trust	10,449	62,067
PennyMac Mtg. Investment Trust	7,176	133,617
Piedmont Office Realty Trust, Inc., Class A	17,700	301,608
PotlatchDeltic Corp.	2,101	66,476
PS Business Parks, Inc.	3,775	494,525
Redwood Trust, Inc.	9,767	147,189
Retail Opportunity Investments Corp.	13,419	213,094
RLJ Lodging Trust	3,100	50,840
RPT Realty	19,536	233,455
Saul Centers, Inc.	4,057	191,572
Summit Hotel Properties, Inc.	12,334	120,010
Taubman Centers, Inc.	1,800	81,882
Two Harbors Investment Corp.	28,118	361,035
Universal Health Realty Income Trust	1,489	91,380
Urstadt Biddle Properties, Inc., Class A	3,510	67,462
Washington Prime Group, Inc.	21,907	106,468
Whitestone REIT	4,682	57,401
Xenia Hotels & Resorts, Inc.	2,300	39,560
		11,500,891
Real Estate Management/Services — 1.6%
FirstService Corp.	36,590	2,505,683
HFF, Inc., Class A	4,605	152,702
Marcus & Millichap, Inc.†	2,503	85,928
RE/MAX Holdings, Inc., Class A	37,123	1,141,532
		3,885,845
Real Estate Operations & Development — 0.0%
Cushman & Wakefield PLC†	500	7,235
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.†	5,229	84,658
Retail-Apparel/Shoe — 1.0%
Abercrombie & Fitch Co., Class A	46,352	929,358
American Eagle Outfitters, Inc.	17,800	344,074
Ascena Retail Group, Inc.†	20,455	51,342
Buckle, Inc.	3,347	64,731
Caleres, Inc.	5,086	141,543
Cato Corp., Class A	2,690	38,386
Chico’s FAS, Inc.	14,803	83,193
Children’s Place, Inc.	1,907	171,802
DSW, Inc., Class A	8,030	198,341
Express, Inc.†	8,639	44,145
Francesca’s Holdings Corp.†	4,262	4,138
Genesco, Inc.†	2,377	105,301
Guess?, Inc.	6,679	138,723
Shoe Carnival, Inc.	1,181	39,575
Tailored Brands, Inc.	5,876	80,149
Vera Bradley, Inc.†	2,539	21,759
		2,456,560
Retail-Appliances — 0.0%
Conn’s, Inc.†	2,500	47,150
Retail-Automobile — 0.9%
Asbury Automotive Group, Inc.†	6,708	447,155
Group 1 Automotive, Inc.	2,144	113,032
Lithia Motors, Inc., Class A	20,728	1,582,168
Sonic Automotive, Inc., Class A	2,785	38,322
		2,180,677
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	4,312	17,291
Barnes & Noble, Inc.	6,719	47,638
		64,929
Retail-Building Products — 0.0%
Tile Shop Holdings, Inc.	4,596	25,186
Retail-Discount — 0.0%
BJ’s Wholesale Club Holdings, Inc.†	4,900	108,584
Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	3,369	32,073
Retail-Hair Salons — 0.0%
Regis Corp.†	3,914	66,342
Retail-Home Furnishings — 0.5%
Haverty Furniture Cos., Inc.	2,234	41,955
Kirkland’s, Inc.†	1,749	16,668
La-Z-Boy, Inc.	5,514	152,793
RH†	8,798	1,054,176
		1,265,592
Retail-Jewelry — 0.0%
Movado Group, Inc.	1,942	61,406
Signet Jewelers, Ltd.	700	22,239
		83,645
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,691	49,272
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	37,132	38,617
Retail-Misc./Diversified — 0.1%
GameStop Corp., Class A	12,002	151,465
Retail-Office Supplies — 0.1%
Office Depot, Inc.	64,422	166,209
Retail-Pawn Shops — 0.2%
EZCORP, Inc., Class A†	6,077	46,975
FirstCash, Inc.	5,160	373,326
		420,301
Retail-Pet Food & Supplies — 0.3%
PetIQ, Inc.†	29,030	681,334

10

PetMed Express, Inc.	2,434	56,615
		737,949
Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	2,975	179,422
Retail-Restaurants — 1.1%
Biglari Holdings, Inc.†	0	0
BJ’s Restaurants, Inc.	2,507	126,779
Bloomin’ Brands, Inc.	28,700	513,443
Brinker International, Inc.	23,600	1,037,928
Chuy’s Holdings, Inc.†	1,996	35,409
Dave & Buster’s Entertainment, Inc.	4,572	203,728
Dine Brands Global, Inc.	2,085	140,404
El Pollo Loco Holdings, Inc.†	2,622	39,776
Fiesta Restaurant Group, Inc.†	2,760	42,808
Red Robin Gourmet Burgers, Inc.†	1,528	40,828
Ruth’s Hospitality Group, Inc.	3,373	76,668
Shake Shack, Inc., Class A†	3,043	138,213
Wingstop, Inc.	3,449	221,391
		2,617,375
Retail-Sporting Goods — 0.0%
Hibbett Sports, Inc.†	2,185	31,246
Zumiez, Inc.†	2,224	42,634
		73,880
Retail-Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	1,841	8,726
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	5,895	190,585
Rubber/Plastic Products — 0.5%
Myers Industries, Inc.	5,862	88,575
Proto Labs, Inc.†	3,187	359,462
Raven Industries, Inc.	4,233	153,192
Trinseo SA	12,450	569,961
		1,171,190
Satellite Telecom — 0.1%
Iridium Communications, Inc.†	11,404	210,404
Savings & Loans/Thrifts — 1.7%
Axos Financial, Inc.†	6,510	163,922
Banc of California, Inc.	5,021	66,829
BankFinancial Corp.	4,900	73,255
Beneficial Bancorp, Inc.	34,299	490,133
Berkshire Hills Bancorp, Inc.	4,759	128,350
Brookline Bancorp, Inc.	9,476	130,958
Capitol Federal Financial, Inc.	1,000	12,770
Dime Community Bancshares, Inc.	3,647	61,926
First Defiance Financial Corp.	2,100	51,471
Flushing Financial Corp.	3,900	83,967
Investors Bancorp, Inc.	13,000	135,200
Meridian Bancorp, Inc.	28,200	403,824
Northfield Bancorp, Inc.	33,841	458,545
Northwest Bancshares, Inc.	12,162	206,024
Oritani Financial Corp.	4,553	67,157
Pacific Premier Bancorp, Inc.†	26,109	666,302
People’s United Financial, Inc.	6,406	92,439
Provident Financial Services, Inc.	7,238	174,653
Washington Federal, Inc.	18,200	486,122
		3,953,847
Schools — 0.3%
American Public Education, Inc.†	1,934	55,042
Career Education Corp.†	8,213	93,792
K12, Inc.†	8,900	220,631
Strategic Education, Inc.	2,556	289,902
		659,367
Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	740	2,501
Geospace Technologies Corp.†	1,601	16,507
		19,008
Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	13,300	441,294
MaxLinear, Inc.†	7,389	130,046
Power Integrations, Inc.	3,453	210,564
		781,904
Semiconductor Equipment — 0.6%
Axcelis Technologies, Inc.†	3,816	67,925
Brooks Automation, Inc.	8,450	221,221
Cabot Microelectronics Corp.	3,373	321,615
Cohu, Inc.	15,767	253,376
Entegris, Inc.	7,700	214,791
FormFactor, Inc.†	8,724	122,921
Kulicke & Soffa Industries, Inc.	7,908	160,295
Nanometrics, Inc.†	2,851	77,918
Ultra Clean Holdings, Inc.†	4,593	38,903
Veeco Instruments, Inc.†	5,627	41,696
		1,520,661
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	4,619	40,370
Steel-Producers — 0.0%
AK Steel Holding Corp.†	37,149	83,585
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	5,262	167,069
Telecom Equipment-Fiber Optics — 0.3%
Finisar Corp.†	13,822	298,555
Harmonic, Inc.†	10,207	48,177
Viavi Solutions, Inc.†	26,892	270,265
		616,997
Telecom Services — 0.2%
Consolidated Communications Holdings, Inc.	8,388	82,873
Spok Holdings, Inc.	2,130	28,244
Switch, Inc., Class A	2,600	18,200
Vonage Holdings Corp.†	50,149	437,801
		567,118
Telecommunication Equipment — 0.0%
ADTRAN, Inc.	5,610	60,251
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	5,906	45,949
Frontier Communications Corp.	84,951	202,183

11

Windstream Holdings, Inc.†	34,529	72,166
		320,298
Television — 0.1%
Sinclair Broadcast Group, Inc., Class A	11,600	305,544
Textile-Apparel — 0.0%
Unifi, Inc.†	1,710	39,056
Therapeutics — 0.3%
Anika Therapeutics, Inc.†	1,673	56,230
Flexion Therapeutics, Inc.†	6,900	78,108
La Jolla Pharmaceutical Co.†	6,400	60,352
Mersana Therapeutics, Inc.†	7,600	31,008
Sarepta Therapeutics, Inc.†	1,750	190,977
Xencor, Inc.†	7,600	274,816
		691,491
Tobacco — 0.1%
Universal Corp.	2,940	159,201
Transactional Software — 0.3%
ACI Worldwide, Inc.†	23,800	658,546
Synchronoss Technologies, Inc.†	15,000	92,100
		750,646
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	3,013	127,118
Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.	3,809	150,608
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	376	2,192
Transport-Services — 0.2%
Echo Global Logistics, Inc.†	4,261	86,626
Forward Air Corp.	3,438	188,574
Hub Group, Inc., Class A†	3,957	146,686
Matson, Inc.	5,028	160,997
		582,883
Transport-Truck — 0.4%
ArcBest Corp.	15,024	514,722
Covenant Transportation Group, Inc., Class A†	1,600	30,720
Heartland Express, Inc.	5,594	102,370
Marten Transport, Ltd.	4,552	73,697
Saia, Inc.†	3,025	168,856
Schneider National, Inc., Class B	2,800	52,276
YRC Worldwide, Inc.†	9,900	31,185
		973,826
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	13,800	219,282
Veterinary Diagnostics — 0.8%
Heska Corp.†	804	69,224
Neogen Corp.†	31,076	1,771,332
		1,840,556
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	1,900	112,005
USANA Health Sciences, Inc.†	1,100	129,503
		241,508
Water — 0.5%
American States Water Co.	13,526	906,783
California Water Service Group	5,659	269,708
		1,176,491
Web Hosting/Design — 0.1%
Endurance International Group Holdings, Inc.†	12,200	81,130
NIC, Inc.	20,337	253,806
		334,936
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,458	123,342
Insteel Industries, Inc.	2,150	52,202
		175,544
Wireless Equipment — 0.1%
CalAmp Corp.†	4,092	53,237
InterDigital, Inc.	1,068	70,947
		124,184
X-Ray Equipment — 0.0%
Varex Imaging Corp.†	4,488	106,276
Total Common Stocks (cost $218,798,106)		229,912,487
EXCHANGE-TRADED FUNDS — 0.9%
iShares Core S&P Small-Cap ETF (cost $2,514,897)	31,831	2,206,525
Total Long-Term Investment Securities (cost $221,313,003)		232,119,012

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Investor Class 2.19%(3)	3,465,605	3,465,605
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.10% due 01/03/2019(4)	$100,000	99,994
Total Short-Term Investment Securities (cost $3,565,593)		3,565,599
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 12/31/2018, to be repurchased 01/02/2019 in the amount of $462,013 and collateralized by $520,000 of United States Treasury Bonds, bearing interest at 2.50% due 02/15/2046 and having an approximate value of $472,319 (cost $462,000)	462,000	462,000

12

TOTAL INVESTMENTS (cost $225,340,596)	98.5%	236,146,611
Other assets less liabilities	1.5	3,557,310
NET ASSETS	100.0%	$239,703,921

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At December 31, 2018, the aggregate value of these securities was $5,296 representing 0.0% of net assets.
(3)	The rate shown is the 7-day yield as of December 31, 2018.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
51	Long	E-Mini Russell 2000 Index	March 2019	$3,574,033	$3,439,950	$(134,083)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of  December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$62,920	$—	$5,296	$68,216
Other Industries	229,844,271	—	—	229,844,271
Exchange-Traded Funds	2,206,525	—	—	2,206,525
Short-Term Investment Securities:
Registered Investment Companies	3,465,605	—	—	3,465,605
Other Short-Term Investment Securities	—	99,994	—	99,994
Repurchase Agreements	—	462,000	—	462,000
Total Investments at Value	$235,579,321	$561,994	$5,296	$236,146,611

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$134,083	$—	$—	$134,083

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

13

SEASONS SERIES TRUST SA MULTI-MANAGED INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS — 97.6%
Australia — 4.5%
AGL Energy, Ltd.	6,783	$98,148
Alumina, Ltd.	26,535	42,599
Amcor, Ltd.	80,047	747,029
AMP, Ltd.	30,292	52,288
APA Group	11,877	71,104
Aristocrat Leisure, Ltd.	5,966	91,116
ASX, Ltd.	2,024	85,533
Aurizon Holdings, Ltd.	21,408	64,533
AusNet Services	17,123	18,764
Australia & New Zealand Banking Group, Ltd.	95,053	1,637,873
Bank of Queensland, Ltd.	3,909	26,606
Bendigo & Adelaide Bank, Ltd.	4,834	36,767
BGP Holdings PLC†(1)(2)	98,723	21
BHP Group, Ltd.	44,315	1,069,165
BlueScope Steel, Ltd.	5,864	45,262
Boral, Ltd.	11,771	40,954
Brambles, Ltd.	204,240	1,460,072
Caltex Australia, Ltd.	2,829	50,770
Challenger, Ltd.	142,479	952,352
CIMIC Group, Ltd.	1,092	33,386
Coca-Cola Amatil, Ltd.	6,029	34,777
Cochlear, Ltd.	614	74,609
Coles Group, Ltd.†	11,756	97,211
Commonwealth Bank of Australia	18,136	925,620
Computershare, Ltd.	4,923	59,603
Crown Resorts, Ltd.	3,781	31,583
CSL, Ltd.	16,676	2,177,820
Dexus	10,547	78,878
Domino’s Pizza Enterprises, Ltd.	627	17,951
Flight Centre Travel Group, Ltd.	558	16,868
Fortescue Metals Group, Ltd.	16,536	48,461
Goodman Group	16,865	126,234
GPT Group	17,485	65,764
Harvey Norman Holdings, Ltd.	5,932	13,214
Healthscope, Ltd.	16,793	26,377
Incitec Pivot, Ltd.	17,706	40,903
Independence Group NL	191,548	515,315
Insurance Australia Group, Ltd.	24,351	120,053
LendLease Group	5,835	47,598
Macquarie Group, Ltd.	16,126	1,233,962
Medibank Private, Ltd.	29,015	52,520
Mirvac Group	38,760	61,151
National Australia Bank, Ltd.	28,070	476,318
Newcrest Mining, Ltd.	7,846	120,877
Orica, Ltd.	3,932	47,770
Origin Energy, Ltd.†	18,013	82,080
QBE Insurance Group, Ltd.	14,469	102,926
Ramsay Health Care, Ltd.	1,391	56,557
REA Group, Ltd.	561	29,230
Rio Tinto, Ltd.	11,454	633,514
Santos, Ltd.	19,215	74,160
Scentre Group	277,778	762,978
SEEK, Ltd.	3,474	41,398
Sonic Healthcare, Ltd.	4,041	62,928
South32, Ltd.	257,682	607,949
Stockland	24,654	61,164
Suncorp Group, Ltd.	13,608	121,048
Sydney Airport	11,288	53,506
Tabcorp Holdings, Ltd.	20,565	62,136
Telstra Corp., Ltd.	125,432	251,780
TPG Telecom, Ltd.	3,455	15,671
Transurban Group	27,114	222,598
Treasury Wine Estates, Ltd.	7,506	78,235
Vicinity Centres	35,555	65,101
Wesfarmers, Ltd.	11,756	266,972
Westpac Banking Corp.	35,496	626,056
Woodside Petroleum, Ltd.	9,707	214,393
Woolworths Group, Ltd.	13,503	279,796
WorleyParsons, Ltd.	64,804	521,195
		18,429,150
Austria — 0.5%
ANDRITZ AG	763	35,098
Erste Group Bank AG	59,742	1,990,622
OMV AG	1,554	67,968
Raiffeisen Bank International AG	1,502	38,255
voestalpine AG	1,187	35,501
		2,167,444
Belgium — 0.7%
Ageas	1,940	87,155
Anheuser-Busch InBev SA	7,867	520,656
Colruyt SA	623	44,381
Groupe Bruxelles Lambert SA	854	74,169
KBC Group NV	2,568	166,167
Proximus SADP	1,599	43,156
Solvay SA	761	75,791
Telenet Group Holding NV	555	25,765
UCB SA	1,336	108,921
Umicore SA	40,831	1,623,973
		2,770,134
Bermuda — 0.4%
CK Infrastructure Holdings, Ltd.	7,000	52,838
Dairy Farm International Holdings, Ltd.	3,574	32,278
Hongkong Land Holdings, Ltd.	12,000	75,647
Jardine Matheson Holdings, Ltd.	2,303	160,353
Jardine Strategic Holdings, Ltd.	38,507	1,406,839
Kerry Properties, Ltd.	7,500	25,481
Li & Fung, Ltd.	58,000	9,131
NWS Holdings, Ltd.	16,000	32,836
Shangri-La Asia, Ltd.	14,000	20,628
Yue Yuen Industrial Holdings, Ltd.	8,000	25,529
		1,841,560
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	108,997	752,926
Lojas Renner SA	47,530	521,747
		1,274,673
Canada — 1.2%
Element Fleet Management Corp.	132,134	668,800
Magna International, Inc.	22,000	999,900
National Bank of Canada	23,600	968,928
Nutrien, Ltd.	24,067	1,130,366
Sun Life Financial, Inc.	35,300	1,171,064
		4,939,058
Cayman Islands — 2.2%
Alibaba Group Holding, Ltd. ADR†	13,755	1,885,398
ASM Pacific Technology, Ltd.	2,900	27,789

1

Baidu, Inc. ADR†	3,050	483,730
China Mengniu Dairy Co., Ltd.	238,000	735,691
CK Asset Holdings, Ltd.	27,360	198,955
CK Hutchison Holdings, Ltd.	148,524	1,419,339
iQIYI, Inc. ADR†	39,817	592,079
Meituan Dianping, Class B†	77,967	438,546
Melco Resorts & Entertainment, Ltd. ADR	2,522	44,438
MGM China Holdings, Ltd.	10,000	16,833
Minth Group, Ltd.	6,853	21,871
Sands China, Ltd.	25,200	109,129
Tencent Holdings, Ltd.	56,700	2,247,533
WH Group, Ltd.*	89,000	67,865
Wharf Real Estate Investment Co., Ltd.	13,000	77,276
Wynn Macau, Ltd.	16,000	34,429
YY, Inc., ADR†	9,455	565,976
		8,966,877
China — 0.3%
China Pacific Insurance Group Co., Ltd. Class H	155,000	498,484
Ping An Insurance Group Co. of China, Ltd.	99,000	869,278
		1,367,762
Denmark — 1.4%
AP Moller - Maersk A/S, Series A	40	47,213
AP Moller - Maersk A/S, Series B	67	84,556
Carlsberg A/S, Class B	1,089	115,857
Chr. Hansen Holding A/S	1,017	90,069
Coloplast A/S, Class B	1,237	114,910
Danske Bank A/S	39,798	788,553
DSV A/S	1,967	129,703
Genmab A/S†	637	104,389
GN Store Nord A/S	17,854	667,387
H. Lundbeck A/S	710	31,135
ISS A/S	1,700	47,452
Novo Nordisk A/S, Class B	30,945	1,422,471
Novozymes A/S, Class B	2,270	101,466
Orsted A/S*	1,930	129,191
Pandora A/S	1,128	45,883
Tryg A/S	1,105	27,815
Vestas Wind Systems A/S	21,334	1,619,871
William Demant Holding A/S†	1,135	32,175
		5,600,096
Finland — 1.1%
Elisa Oyj	1,527	63,234
Fortum Oyj	4,713	103,366
Kone Oyj, Class B	3,526	167,969
Metso Oyj	1,183	31,202
Neste Oyj	1,347	104,003
Nokia Oyj	59,099	341,469
Nokian Renkaat Oyj	1,205	37,133
Nordea Bank Abp	182,912	1,542,692
Orion Oyj, Class B	1,086	37,726
Sampo Oyj, Class A	4,653	204,551
Stora Enso Oyj, Class R	65,794	761,779
UPM-Kymmene Oyj	5,406	137,460
Wartsila Oyj Abp	66,430	1,054,242
		4,586,826
France — 8.2%
Accor SA	1,948	82,610
Aeroports de Paris	308	58,236
Air Liquide SA	11,781	1,458,551
Alstom SA	1,576	63,478
Amundi SA*	15,343	806,649
Arkema SA	696	59,394
Atos SE	960	78,109
AXA SA	82,953	1,787,274
BioMerieux	413	27,224
BNP Paribas SA	40,645	1,830,577
Bollore SA	9,113	36,407
Bouygues SA	2,257	80,707
Bureau Veritas SA	2,781	56,484
Capgemini SE	1,636	161,514
Carrefour SA	5,784	98,584
Casino Guichard Perrachon SA	591	24,534
Cie de Saint-Gobain	5,076	168,956
Cie Generale des Etablissements Michelin SCA	1,754	173,417
CNP Assurances	1,782	37,694
Covivio	381	36,680
Credit Agricole SA	11,831	127,255
Danone SA	6,385	450,011
Dassault Aviation SA	29	40,156
Dassault Systemes SE	1,344	158,682
Edenred	2,437	89,334
Eiffage SA	807	67,514
Electricite de France SA	6,068	95,611
Engie SA	104,603	1,495,000
EssilorLuxottica SA	14,203	1,793,444
Eurazeo SE	496	35,017
Eutelsat Communications SA	28,720	567,962
Faurecia SA	780	29,275
Gecina SA	473	61,060
Getlink	4,945	66,362
Hermes International	326	180,293
ICADE	398	30,256
Iliad SA	279	38,992
Imerys SA	374	17,894
Ingenico Group SA	573	32,408
Ipsen SA	381	49,139
JCDecaux SA	704	19,702
Kering SA	2,572	1,203,733
Klepierre SA	2,275	70,043
L’Oreal SA	8,297	1,904,593
Legrand SA	12,255	689,755
LVMH Moet Hennessy Louis Vuitton SE	2,881	846,570
Natixis SA	9,887	46,650
Orange SA	20,337	329,101
Pernod Ricard SA	2,185	358,771
Peugeot SA	6,014	127,841
Publicis Groupe SA	2,063	118,069

2

Remy Cointreau SA	266	30,076
Renault SA	1,962	122,139
Rexel SA	2,934	31,284
Safran SA	3,459	415,565
Sanofi	28,818	2,490,424
Schneider Electric SE	34,552	2,351,506
SCOR SE	1,740	78,366
SEB SA	229	29,471
Societe BIC SA	300	30,562
Societe Generale SA	7,848	249,166
Sodexo SA	948	96,956
Suez	3,780	49,822
Teleperformance	587	93,965
Thales SA	1,091	126,912
TOTAL SA	132,052	6,976,046
Ubisoft Entertainment SA†	811	65,062
Valeo SA	2,395	69,447
Veolia Environnement SA	5,573	114,313
Vinci SA	5,255	431,845
Vivendi SA	64,867	1,576,094
Wendel SA	290	34,785
		33,731,378
Germany — 8.7%
1&1 Drillisch AG	542	27,571
adidas AG	8,167	1,706,666
Allianz SE	4,554	913,835
Axel Springer SE	503	28,440
BASF SE	23,447	1,622,546
Bayer AG	35,594	2,468,129
Bayerische Motoren Werke AG	32,180	2,606,164
Bayerische Motoren Werke AG (Preference Shares)	574	40,852
Beiersdorf AG	13,127	1,369,969
Brenntag AG	1,649	71,169
Commerzbank AG†	41,775	276,705
Continental AG	6,518	901,298
Covestro AG*	9,950	492,249
Daimler AG	9,429	495,745
Delivery Hero SE†*	950	35,281
Deutsche Bank AG	20,290	161,917
Deutsche Boerse AG	2,000	240,514
Deutsche Lufthansa AG	2,440	55,027
Deutsche Post AG	10,130	277,450
Deutsche Telekom AG	34,470	585,530
Deutsche Wohnen SE	27,191	1,246,343
E.ON SE	57,852	571,955
Evonik Industries AG	1,645	41,086
Fraport AG Frankfurt Airport Services Worldwide	375	26,804
Fresenius Medical Care AG & Co. KGaA	14,584	947,319
Fresenius SE & Co. KGaA	26,937	1,302,071
Fuchs Petrolub SE (Preference Shares)	724	29,845
GEA Group AG	12,047	310,658
Hannover Rueck SE	632	85,193
HeidelbergCement AG	12,859	786,430
Henkel AG & Co. KGaA	1,047	102,966
Henkel AG & Co. KGaA (Preference Shares)	1,823	199,070
HOCHTIEF AG	210	28,304
HUGO BOSS AG	701	43,234
Infineon Technologies AG	96,628	1,922,772
Innogy SE*	1,401	65,379
K+S AG	2,011	36,220
KION Group AG	727	36,898
Knorr-Bremse AG†	17,726	1,597,346
LANXESS AG	971	44,724
MAN SE	380	39,268
Merck KGaA	1,324	136,609
METRO AG	1,827	28,091
MTU Aero Engines AG	524	95,175
Muenchener Rueckversicherungs-Gesellschaft AG	8,575	1,871,334
OSRAM Licht AG	1,017	44,154
Porsche Automobil Holding SE (Preference Shares)	1,619	95,847
ProSiebenSat.1 Media SE	2,374	42,224
Puma SE	88	43,104
RWE AG	5,172	112,437
SAP SE	26,291	2,618,838
Sartorius AG (Preference Shares)	369	46,080
Schaeffler AG (Preference Shares)	1,702	14,512
Siemens AG	28,880	3,220,965
Siemens Healthineers AG†*	14,012	586,676
Stroeer SE & Co. KGaA	8,749	423,235
Symrise AG	1,317	97,325
Telefonica Deutschland Holding AG	247,392	967,990
thyssenkrupp AG	4,573	78,489
TUI AG	4,515	64,797
Uniper SE	2,064	53,438
United Internet AG	1,298	56,781
Volkswagen AG	332	52,898
Volkswagen AG (Preference Shares)	1,892	301,081
Vonovia SE	4,941	224,252
Wirecard AG	1,195	181,917
Zalando SE†*	10,048	258,223
		35,557,414
Hong Kong — 2.5%
AIA Group, Ltd.	609,800	5,016,372
Bank of East Asia, Ltd.	12,600	39,880
Beijing Enterprises Holdings, Ltd.	89,000	469,021
BOC Hong Kong Holdings, Ltd.	389,500	1,438,612
China Mobile, Ltd.	82,000	790,252
CLP Holdings, Ltd.	17,000	191,637
Galaxy Entertainment Group, Ltd.	25,000	156,918
Hang Lung Group, Ltd.	9,000	22,865
Hang Lung Properties, Ltd.	20,000	38,121
Hang Seng Bank, Ltd.	7,700	171,983
Henderson Land Development Co., Ltd.	13,966	69,235
Hong Kong & China Gas Co., Ltd.	94,517	195,067
Hong Kong Exchanges & Clearing, Ltd.	12,000	344,363
Hysan Development Co., Ltd.	7,000	33,191
Link REIT	22,500	226,589
MTR Corp., Ltd.	14,500	76,313

3

New World Development Co., Ltd.	62,000	81,446
PCCW, Ltd.	40,000	23,012
Power Assets Holdings, Ltd.	14,500	100,667
Sino Land Co., Ltd.	32,000	54,459
SJM Holdings, Ltd.	24,000	22,127
Sun Hung Kai Properties, Ltd.	16,500	233,953
Swire Pacific, Ltd., Class A	5,500	57,779
Swire Properties, Ltd.	12,600	44,029
Techtronic Industries Co., Ltd.	14,500	76,429
Wharf Holdings, Ltd.	14,000	36,320
Wheelock & Co., Ltd.	8,000	45,435
		10,056,075
India — 0.5%
HDFC Bank, Ltd. ADR	11,504	1,191,699
Infosys, Ltd. ADR	70,900	674,968
		1,866,667
Indonesia — 0.2%
Bank Central Asia Tbk PT	420,900	760,885
Ireland — 0.4%
AIB Group PLC	8,316	34,958
Bank of Ireland Group PLC	9,701	53,841
CRH PLC	8,673	228,624
DCC PLC	11,648	885,454
James Hardie Industries PLC CDI	4,748	50,562
Kerry Group PLC, Class A	1,620	160,033
Paddy Power Betfair PLC	876	71,767
Smurfit Kappa Group PLC	2,335	62,009
		1,547,248
Isle of Man — 0.0%
GVC Holdings PLC	5,616	48,270
Israel — 0.4%
Azrieli Group, Ltd.	393	18,764
Bank Hapoalim B.M.	11,156	70,748
Bank Leumi Le-Israel B.M.	15,004	90,841
Bezeq The Israeli Telecommunication Corp., Ltd.	20,857	20,399
Check Point Software Technologies, Ltd.†	9,623	987,801
Elbit Systems, Ltd.	233	26,775
Israel Chemicals, Ltd.	7,465	42,447
Mizrahi Tefahot Bank, Ltd.	1,559	26,386
NICE, Ltd.†	592	64,109
Teva Pharmaceutical Industries, Ltd. ADR†	9,988	154,015
		1,502,285
Italy — 1.4%
Assicurazioni Generali SpA	12,152	203,345
Atlantia SpA	5,090	105,404
Davide Campari-Milano SpA	5,818	49,242
Enel SpA	84,332	486,517
Eni SpA	26,377	415,389
Intesa Sanpaolo SpA	442,683	981,107
Leonardo SpA	4,269	37,576
Luxottica Group SpA	1,776	105,081
Mediobanca Banca di Credito Finanziario SpA	6,432	54,388
Moncler SpA	24,355	813,842
Pirelli & C SpA†*	4,067	26,154
Poste Italiane SpA*	5,317	42,673
Prysmian SpA	72,927	1,414,046
Recordati SpA	1,080	37,487
Snam SpA	23,393	102,396
Telecom Italia SpA†	115,914	64,214
Telecom Italia SpA (RSP)	800,803	382,771
Terna Rete Elettrica Nazionale SpA	14,591	82,828
UniCredit SpA	20,455	232,040
		5,636,500
Japan — 20.5%
ABC-Mart, Inc.	300	16,615
Acom Co., Ltd.	4,200	13,820
Aeon Co., Ltd.	6,300	123,986
AEON Financial Service Co., Ltd.	1,300	23,353
Aeon Mall Co., Ltd.	1,300	20,798
AGC, Inc.	1,900	58,956
Air Water, Inc.	1,700	25,541
Aisin Seiki Co., Ltd.	12,200	420,970
Ajinomoto Co., Inc.	4,700	83,381
Alfresa Holdings Corp.	1,700	43,981
Alps Electric Co., Ltd.	2,025	39,110
Amada Holdings Co., Ltd.	3,200	28,541
ANA Holdings, Inc.	1,300	46,862
Aozora Bank, Ltd.	1,300	38,550
Asahi Group Holdings, Ltd.	3,700	144,520
Asahi Kasei Corp.	101,600	1,036,636
Asics Corp.	1,700	21,547
Astellas Pharma, Inc.	135,300	1,721,845
Bandai Namco Holdings, Inc.	2,000	89,234
Bank of Kyoto, Ltd.	600	24,607
Benesse Holdings, Inc.	800	20,342
Bridgestone Corp.	57,000	2,187,565
Brother Industries, Ltd.	2,400	35,228
Calbee, Inc.	900	28,126
Canon, Inc.	10,300	283,810
Casio Computer Co., Ltd.	1,900	22,761
Central Japan Railway Co.	6,100	1,296,177
Chiba Bank, Ltd.	6,200	34,379
Chubu Electric Power Co., Inc.	6,300	89,586
Chugai Pharmaceutical Co., Ltd.	2,300	132,865
Chugoku Electric Power Co., Inc.	3,100	40,194
Coca-Cola Bottlers Japan Holdings, Inc.	1,438	42,928
Concordia Financial Group, Ltd.	11,300	43,087
Credit Saison Co., Ltd.	1,600	18,658
CyberAgent, Inc.	12,351	482,284
CYBERDYNE, Inc.†	1,185	5,189
Dai Nippon Printing Co., Ltd.	2,600	54,098
Dai-ichi Life Holdings, Inc.	11,000	170,448
Daicel Corp.	3,000	30,829
Daifuku Co., Ltd.	1,148	51,749
Daiichi Sankyo Co., Ltd.	5,800	186,453
Daikin Industries, Ltd.	2,600	273,601
Daito Trust Construction Co., Ltd.	700	95,609
Daiwa House Industry Co., Ltd.	5,900	187,381

4

Daiwa House REIT Investment Corp.	18	40,293
Daiwa Securities Group, Inc.	16,800	85,661
DeNA Co., Ltd.	1,300	21,633
Denso Corp.	4,400	195,272
Dentsu, Inc.	2,200	97,800
Disco Corp.	300	34,625
Don Quijote Holdings Co., Ltd.	1,300	80,647
East Japan Railway Co.	3,200	284,427
Eisai Co., Ltd.	2,600	202,447
Electric Power Development Co., Ltd.	31,500	746,101
FamilyMart UNY Holdings Co., Ltd.	700	88,435
FANUC Corp.	2,000	300,675
Fast Retailing Co., Ltd.	600	306,922
Fuji Electric Co., Ltd.	1,200	34,991
FUJIFILM Holdings Corp.	4,000	154,355
Fujitsu, Ltd.	2,000	125,382
Fukuoka Financial Group, Inc.	1,600	32,264
Hakuhodo DY Holdings, Inc.	2,300	32,637
Hamamatsu Photonics KK	11,500	389,104
Hankyu Hanshin Holdings, Inc.	2,500	83,725
Hikari Tsushin, Inc.	200	31,462
Hino Motors, Ltd.	2,700	25,355
Hirose Electric Co., Ltd.	325	32,165
Hisamitsu Pharmaceutical Co., Inc.	600	32,743
Hitachi Chemical Co., Ltd.	1,200	17,922
Hitachi Construction Machinery Co., Ltd.	1,200	27,795
Hitachi High-Technologies Corp.	800	24,954
Hitachi Metals, Ltd.	2,400	24,923
Hitachi, Ltd.	10,000	265,818
Honda Motor Co., Ltd.	33,600	878,007
Hoshizaki Corp.	600	36,754
Hoya Corp.	4,000	244,489
Hulic Co., Ltd.	3,000	26,846
Idemitsu Kosan Co., Ltd.	1,500	49,439
IHI Corp.	1,500	41,173
Iida Group Holdings Co., Ltd.	1,700	29,702
Inpex Corp.	10,500	93,704
Isetan Mitsukoshi Holdings, Ltd.	3,400	37,535
Isuzu Motors, Ltd.	5,600	78,189
ITOCHU Corp.	14,500	244,556
J. Front Retailing Co., Ltd.	2,400	27,741
Japan Airlines Co., Ltd.	1,200	42,503
Japan Airport Terminal Co., Ltd.	500	17,267
Japan Exchange Group, Inc.	5,400	86,723
Japan Post Bank Co., Ltd.	4,100	45,015
Japan Post Holdings Co., Ltd.	16,200	186,258
Japan Prime Realty Investment Corp.	10	37,974
Japan Real Estate Investment Corp.	14	78,620
Japan Retail Fund Investment Corp.	25	50,058
Japan Tobacco, Inc.	11,200	265,719
JFE Holdings, Inc.	5,200	82,736
JGC Corp.	2,100	29,315
JSR Corp.	1,700	25,403
JTEKT Corp.	2,200	24,346
JXTG Holdings, Inc.	33,550	175,848
Kajima Corp.	4,500	60,322
Kakaku.com, Inc.	1,500	26,380
Kamigumi Co., Ltd.	1,200	24,486
Kaneka Corp.	600	21,442
Kansai Electric Power Co., Inc.	7,400	111,117
Kansai Paint Co., Ltd.	1,700	32,627
Kao Corp.	5,100	376,002
Kawasaki Heavy Industries, Ltd.	1,500	31,898
KDDI Corp.	67,700	1,613,296
Keihan Holdings Co., Ltd.	1,000	40,678
Keikyu Corp.	2,500	41,187
Keio Corp.	1,100	64,379
Keisei Electric Railway Co., Ltd.	1,300	40,470
Keyence Corp.	3,800	1,915,126
Kikkoman Corp.	1,600	85,865
Kintetsu Group Holdings Co., Ltd.	1,700	73,566
Kirin Holdings Co., Ltd.	31,000	652,081
Kobayashi Pharmaceutical Co., Ltd.	499	34,175
Kobe Steel, Ltd.	3,200	22,163
Koito Manufacturing Co., Ltd.	1,100	56,114
Komatsu, Ltd.	9,400	200,236
Konami Holdings Corp.	1,100	48,437
Konica Minolta, Inc.	4,800	43,082
Kose Corp.	340	53,922
Kubota Corp.	71,100	1,001,147
Kuraray Co., Ltd.	3,500	49,103
Kurita Water Industries, Ltd.	1,100	26,425
Kyocera Corp.	3,300	164,106
Kyowa Hakko Kirin Co., Ltd.	2,600	48,857
Kyushu Electric Power Co., Inc.	4,400	52,319
Kyushu Railway Co.	1,700	57,272
Lawson, Inc.	500	31,748
LINE Corp.†	700	23,929
Lion Corp.	2,500	51,567
LIXIL Group Corp.	2,800	34,958
M3, Inc.	4,400	59,623
Mabuchi Motor Co., Ltd.	600	18,340
Makita Corp.	22,900	810,925
Marubeni Corp.	16,800	116,908
Marui Group Co., Ltd.	2,200	42,543
Maruichi Steel Tube, Ltd.	700	22,031
Mazda Motor Corp.	5,900	60,691
McDonald’s Holdings Co. Japan, Ltd.	800	34,084
Mebuki Financial Group, Inc.	9,600	25,342
Medipal Holdings Corp.	1,700	36,774
MEIJI Holdings Co., Ltd.	1,300	105,931
Minebea Mitsumi, Inc.	4,000	57,440
Miraca Holdings, Inc.	11,600	261,459
MISUMI Group, Inc.	2,900	60,523
Mitsubishi Chemical Holdings Corp.	13,200	99,306
Mitsubishi Corp.	50,700	1,383,751
Mitsubishi Electric Corp.	146,500	1,606,066
Mitsubishi Estate Co., Ltd.	12,200	191,186
Mitsubishi Gas Chemical Co., Inc.	1,700	25,397
Mitsubishi Heavy Industries, Ltd.	3,200	114,944
Mitsubishi Materials Corp.	1,300	34,082
Mitsubishi Motors Corp.	6,800	37,543
Mitsubishi Tanabe Pharma Corp.	2,400	34,481
Mitsubishi UFJ Financial Group, Inc.	741,600	3,656,934
Mitsubishi UFJ Lease & Finance Co., Ltd.	96,600	462,871
Mitsui & Co., Ltd.	17,200	266,569

5

Mitsui Chemicals, Inc.	1,900	42,629
Mitsui Fudosan Co., Ltd.	42,100	932,826
Mitsui OSK Lines, Ltd.	1,300	28,246
Mizuho Financial Group, Inc.	250,100	389,798
MS&AD Insurance Group Holdings, Inc.	4,900	139,088
Murata Manufacturing Co., Ltd.	14,100	1,942,804
Nabtesco Corp.	43,000	925,186
Nagoya Railroad Co., Ltd.	1,900	50,392
NEC Corp.	2,700	80,832
Nexon Co., Ltd.†	67,100	857,177
NGK Insulators, Ltd.	2,800	37,745
NGK Spark Plug Co., Ltd.	1,700	33,535
NH Foods, Ltd.	1,000	37,592
Nidec Corp.	2,300	263,591
Nikon Corp.	3,500	51,865
Nintendo Co., Ltd.	7,700	2,034,423
Nippon Building Fund, Inc.	14	88,169
Nippon Electric Glass Co., Ltd.	1,000	24,315
Nippon Express Co., Ltd.	800	44,443
Nippon Paint Holdings Co., Ltd.	1,500	50,862
Nippon Prologis REIT, Inc.	17	35,887
Nippon Steel & Sumitomo Metal Corp.	7,600	129,959
Nippon Telegraph & Telephone Corp.	64,300	2,618,042
Nippon Yusen KK	1,700	26,341
Nissan Chemical Corp.	1,400	72,878
Nissan Motor Co., Ltd.	23,800	191,824
Nisshin Seifun Group, Inc.	2,200	45,417
Nissin Foods Holdings Co., Ltd.	700	43,926
Nitori Holdings Co., Ltd.	800	99,373
Nitto Denko Corp.	1,700	84,878
NOK Corp.	900	12,542
Nomura Holdings, Inc.	35,600	135,735
Nomura Real Estate Holdings, Inc.	1,500	27,368
Nomura Real Estate Master Fund, Inc.	37	48,692
Nomura Research Institute, Ltd.	1,200	44,112
NSK, Ltd.	4,000	34,291
NTT Data Corp.	6,300	68,830
NTT DOCOMO, Inc.	13,700	307,633
Obayashi Corp.	6,400	57,467
OBIC Co., Ltd.	700	53,572
Odakyu Electric Railway Co., Ltd.	2,900	63,555
Oji Holdings Corp.	9,000	46,065
Olympus Corp.	2,900	88,677
Omron Corp.	16,300	587,503
Ono Pharmaceutical Co., Ltd.	4,000	80,952
Oracle Corp. Japan	400	25,308
Oriental Land Co., Ltd.	2,100	213,215
ORIX Corp.	83,300	1,210,318
Osaka Gas Co., Ltd.	3,900	71,263
Otsuka Corp.	1,100	30,115
Otsuka Holdings Co., Ltd.	4,000	163,233
Panasonic Corp.	112,500	1,009,427
Park24 Co., Ltd.	1,200	26,525
Persol Holdings Co., Ltd.	1,701	24,981
Pola Orbis Holdings, Inc.	13,444	360,156
Rakuten, Inc†	8,800	58,513
Recruit Holdings Co., Ltd.	98,700	2,362,953
Renesas Electronics Corp.†	67,621	310,155
Resona Holdings, Inc.	21,700	103,802
Ricoh Co., Ltd.	7,000	68,462
Rinnai Corp.	300	19,646
Rohm Co., Ltd.	1,000	63,178
Ryohin Keikaku Co., Ltd.	220	53,541
Sankyo Co., Ltd.	500	18,934
Santen Pharmaceutical Co., Ltd.	68,500	980,302
SBI Holdings, Inc.	2,400	46,847
Secom Co., Ltd.	2,200	181,639
Sega Sammy Holdings, Inc.	1,900	26,793
Seibu Holdings, Inc.	2,300	39,896
Seiko Epson Corp.	2,900	40,691
Sekisui Chemical Co., Ltd.	97,700	1,445,597
Sekisui House, Ltd.	6,300	92,369
Seven & i Holdings Co., Ltd.	34,800	1,515,275
Seven Bank, Ltd.	6,300	17,968
SG Holdings Co., Ltd.	1,072	28,115
Sharp Corp.	1,700	17,275
Shimadzu Corp.	2,300	45,006
Shimamura Co., Ltd.	200	15,372
Shimano, Inc.	800	113,731
Shimizu Corp.	5,600	46,022
Shin-Etsu Chemical Co., Ltd.	3,800	292,755
Shinsei Bank, Ltd.	1,800	21,305
Shionogi & Co., Ltd.	2,900	164,441
Shiseido Co., Ltd.	3,900	242,327
Shizuoka Bank, Ltd.	4,500	35,026
Showa Denko KK	1,400	41,065
Showa Shell Sekiyu KK	1,900	26,607
SMC Corp.	8,000	2,389,602
SoftBank Group Corp.	16,300	1,074,410
Sohgo Security Services Co., Ltd.	800	37,665
Sompo Holdings, Inc.	3,400	114,766
Sony Corp.	25,200	1,213,554
Sony Financial Holdings, Inc.	1,700	31,554
Stanley Electric Co., Ltd.	18,100	504,768
Subaru Corp.	6,300	134,491
SUMCO Corp.	2,512	28,325
Sumitomo Chemical Co., Ltd.	15,000	73,355
Sumitomo Corp.	119,400	1,684,377
Sumitomo Dainippon Pharma Co., Ltd.	1,700	54,751
Sumitomo Electric Industries, Ltd.	7,600	100,329
Sumitomo Heavy Industries, Ltd.	1,200	35,377
Sumitomo Metal Mining Co., Ltd.	20,800	553,217
Sumitomo Mitsui Financial Group, Inc.	13,900	458,378
Sumitomo Mitsui Trust Holdings, Inc.	24,700	899,053
Sumitomo Realty & Development Co., Ltd.	4,000	146,095
Sumitomo Rubber Industries, Ltd.	21,500	255,875
Sundrug Co., Ltd.	896	26,652
Suntory Beverage & Food, Ltd.	1,500	67,703
Suzuken Co., Ltd.	800	41,059
Suzuki Motor Corp.	42,500	2,150,521
Sysmex Corp.	1,700	82,020
T&D Holdings, Inc.	5,500	63,450
Taiheiyo Cement Corp.	1,300	40,011
Taisei Corp.	2,200	93,533

6

Taisho Pharmaceutical Holdings Co., Ltd.	400	39,768
Taiyo Nippon Sanso Corp.	1,300	21,404
Takashimaya Co., Ltd.	1,500	19,061
Takeda Pharmaceutical Co., Ltd.	7,400	251,087
TDK Corp.	1,300	92,502
Teijin, Ltd.	1,700	27,064
Terumo Corp.	28,600	1,606,732
THK Co., Ltd.	38,000	706,151
Tobu Railway Co., Ltd.	2,100	56,328
Toho Co., Ltd.	1,300	46,980
Toho Gas Co., Ltd.	800	33,710
Tohoku Electric Power Co., Inc.	4,700	61,777
Tokio Marine Holdings, Inc.	34,600	1,644,730
Tokyo Century Corp.	500	21,754
Tokyo Electric Power Co. Holdings, Inc.†	15,400	91,072
Tokyo Electron, Ltd.	7,600	871,944
Tokyo Gas Co., Ltd.	4,000	101,158
Tokyo Tatemono Co., Ltd.	1,800	18,549
Tokyu Corp.	5,500	89,387
Tokyu Fudosan Holdings Corp.	5,200	25,813
Toppan Printing Co., Ltd.	2,500	36,587
Toray Industries, Inc.	14,800	103,405
Toshiba Corp.	7,000	198,710
Tosoh Corp.	13,900	179,853
TOTO, Ltd.	1,500	51,562
Toyo Seikan Group Holdings, Ltd.	1,700	38,780
Toyo Suisan Kaisha, Ltd.	900	31,408
Toyoda Gosei Co., Ltd.	800	15,950
Toyota Industries Corp.	1,500	69,023
Toyota Motor Corp.	96,100	5,581,562
Toyota Tsusho Corp.	2,100	61,763
Trend Micro, Inc.†	1,200	64,945
Tsuruha Holdings, Inc.	387	33,196
Unicharm Corp.	4,200	135,690
United Urban Investment Corp.	29	44,967
USS Co., Ltd.	2,400	40,056
West Japan Railway Co.	1,700	120,062
Yahoo Japan Corp.	138,200	347,187
Yakult Honsha Co., Ltd.	1,200	84,135
Yamada Denki Co., Ltd.	7,100	34,017
Yamaguchi Financial Group, Inc.	2,500	23,896
Yamaha Corp.	1,400	59,439
Yamaha Motor Co., Ltd.	2,900	56,441
Yamato Holdings Co., Ltd.	3,100	84,479
Yamazaki Baking Co., Ltd.	1,300	27,233
Yaskawa Electric Corp.	2,500	60,542
Yokogawa Electric Corp.	2,300	39,451
Yokohama Rubber Co., Ltd.	1,300	24,250
ZOZO, Ltd.	2,130	38,447
		84,028,963
Jersey — 0.8%
Experian PLC	9,446	229,583
Ferguson PLC	2,469	158,129
Glencore PLC	119,257	439,863
Randgold Resources, Ltd.(2)	929	80,476
Shire PLC	9,408	546,745
Shire PLC ADR	4,450	774,478
WPP PLC	87,590	940,742
		3,170,016
Luxembourg — 0.7%
ArcelorMittal	6,788	140,057
Eurofins Scientific SE	112	41,592
Millicom International Cellular SA SDR	694	44,038
RTL Group SA	398	21,303
Samsonite International SA*	489,900	1,383,023
SES SA FDR	3,704	70,946
Tenaris SA	104,154	1,116,455
		2,817,414
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	73,400	13,157
Netherlands — 3.3%
ABN AMRO Group NV CVA*	34,928	818,130
Aegon NV	17,841	82,938
AerCap Holdings NV†	1,297	51,361
Airbus SE	6,004	574,228
Akzo Nobel NV	17,132	1,377,114
ASML Holding NV	18,403	2,871,364
CNH Industrial NV	10,375	93,339
EXOR NV	1,045	56,469
Ferrari NV	1,255	124,840
Fiat Chrysler Automobiles NV†	10,935	158,981
Heineken Holding NV	1,227	103,269
Heineken NV	2,660	234,445
ING Groep NV	149,779	1,605,156
Koninklijke Ahold Delhaize NV	13,010	328,211
Koninklijke DSM NV	1,875	152,562
Koninklijke KPN NV	35,040	102,412
Koninklijke Philips NV	65,898	2,322,447
Koninklijke Vopak NV	742	33,613
NN Group NV	3,218	127,834
NXP Semiconductors NV	13,704	1,004,229
QIAGEN NV†	2,363	80,574
Randstad NV	1,219	55,753
STMicroelectronics NV	7,051	100,622
Unilever NV CVA	15,978	868,164
Wolters Kluwer NV	3,099	183,006
		13,511,061
New Zealand — 0.2%
a2 Milk Co., Ltd.†	7,564	55,936
Auckland International Airport, Ltd.	9,678	46,455
Fisher & Paykel Healthcare Corp., Ltd.	5,749	49,849
Fletcher Building, Ltd.†	9,035	29,582
Meridian Energy, Ltd.	13,371	30,434
Ryman Healthcare, Ltd.	4,073	29,268
Spark New Zealand, Ltd.	19,705	54,729
Xero, Ltd.†	18,985	559,454
		855,707
Norway — 1.6%
Aker BP ASA	1,122	28,413
DNB ASA	188,916	3,030,201

7

Equinor ASA†	44,640	952,002
Gjensidige Forsikring ASA	2,089	32,536
Mowi ASA	4,244	89,341
Norsk Hydro ASA	332,198	1,503,564
Orkla ASA	8,663	68,121
Schibsted ASA, Class B	920	27,911
Storebrand ASA	110,317	782,770
Telenor ASA	7,661	147,887
Yara International ASA	1,904	73,083
		6,735,829
Papua New Guinea — 0.0%
Oil Search, Ltd.	14,183	71,521
Portugal — 0.1%
Banco Espirito Santo SA†(1)(2)	59,101	0
EDP - Energias de Portugal SA	26,698	93,134
Galp Energia SGPS SA	5,107	80,871
Jeronimo Martins SGPS SA	2,657	31,457
		205,462
Singapore — 1.5%
Ascendas Real Estate Investment Trust	24,600	46,254
CapitaLand Commercial Trust	27,200	34,852
CapitaLand Mall Trust	25,000	41,364
CapitaLand, Ltd.	26,700	60,724
City Developments, Ltd.	4,000	23,738
ComfortDelGro Corp., Ltd.	20,700	32,507
DBS Group Holdings, Ltd.	86,600	1,496,231
Genting Singapore, Ltd.	64,300	46,030
Jardine Cycle & Carriage, Ltd.	1,200	30,977
Keppel Corp., Ltd.	15,500	67,342
Oversea-Chinese Banking Corp., Ltd.	227,300	1,866,970
SATS, Ltd.	6,600	22,618
Sembcorp Industries, Ltd.	110,800	206,912
Singapore Airlines, Ltd.	5,300	36,490
Singapore Exchange, Ltd.	8,600	44,938
Singapore Press Holdings, Ltd.	15,300	26,289
Singapore Technologies Engineering, Ltd.	15,300	39,019
Singapore Telecommunications, Ltd.	82,010	175,910
Suntec Real Estate Investment Trust	25,600	33,356
United Overseas Bank, Ltd.	50,800	910,529
UOL Group, Ltd.	5,100	23,076
Venture Corp., Ltd.	2,848	28,862
Wilmar International, Ltd.	294,000	673,571
Yangzijiang Shipbuilding Holdings, Ltd.	21,200	19,274
		5,987,833
South Korea — 1.1%
KT Corp. †	18,176	485,548
NAVER Corp.	2,605	283,835
Samsung Electronics Co., Ltd.	77,979	2,698,126
Samsung SD Co., Ltd. †	4,863	948,128
		4,415,637
Spain — 1.8%
ACS Actividades de Construccion y Servicios SA	2,618	100,645
Aena SME SA*	712	110,393
Amadeus IT Group SA	4,542	316,255
Banco Bilbao Vizcaya Argentaria SA	394,068	2,078,713
Banco de Sabadell SA	58,018	66,013
Banco Santander SA	166,915	753,261
Bankia SA	12,774	37,198
Bankinter SA	7,110	56,825
CaixaBank SA	36,480	131,295
Enagas SA	2,292	61,890
Endesa SA	3,313	76,251
Ferrovial SA	4,924	99,310
Grifols SA	3,164	82,645
Iberdrola SA	61,798	494,473
Industria de Diseno Textil SA	57,544	1,466,973
International Consolidated Airlines Group SA	6,492	51,521
Mapfre SA	9,841	26,085
Naturgy Energy Group SA	3,692	93,665
Red Electrica Corp. SA	4,562	101,617
Repsol SA	14,121	227,000
Siemens Gamesa Renewable Energy SA†	2,442	29,589
Telefonica SA	129,303	1,091,349
		7,552,966
SupraNational — 0.2%
HK Electric Investments & HK Electric Investments, Ltd.	26,500	26,703
HKT Trust & HKT, Ltd.	40,000	57,592
Unibail-Rodamco-Westfield	4,608	711,792
		796,087
Sweden — 2.2%
Alfa Laval AB	3,003	64,109
Assa Abloy AB, Class B	66,282	1,185,074
Atlas Copco AB, Class A	6,878	164,319
Atlas Copco AB, Class B	3,967	86,977
Boliden AB	2,891	62,878
Electrolux AB, Series B	2,556	54,155
Elekta AB, Series B	51,725	614,073
Epiroc AB, Class A†	6,878	65,320
Epiroc AB, Class B†	3,967	35,510
Essity AB, Class B	6,244	153,441
Hennes & Mauritz AB, Class B	9,066	128,770
Hexagon AB, Class B	2,712	125,178
Husqvarna AB, Class B	4,326	32,164
ICA Gruppen AB	819	29,303
Industrivarden AB, Class C	1,738	35,258
Investor AB, Class B	4,674	198,660
Kinnevik AB, Class B	2,493	60,320
L E Lundbergforetagen AB, Class B	735	21,725
Lundin Petroleum AB	1,915	47,878
Sandvik AB	11,512	164,719
Securitas AB, Class B	3,278	52,702
Skandinaviska Enskilda Banken AB, Class A	169,758	1,652,470
Skanska AB, Class B	3,483	55,612
SKF AB, Class B	59,949	912,859

8

Svenska Handelsbanken AB, Class A	122,035	1,351,867
Swedbank AB, Class A	9,355	208,542
Swedish Match AB	1,824	71,911
Tele2 AB, Class B	3,318	42,397
Telefonaktiebolaget LM Ericsson, Class B	92,684	816,917
Telia Co AB	28,975	137,496
Volvo AB, Class B	16,154	212,404
		8,845,008
Switzerland — 9.3%
ABB, Ltd.	67,888	1,294,324
Adecco Group AG	1,713	80,221
Baloise Holding AG	504	69,566
Barry Callebaut AG	24	37,322
Chocoladefabriken Lindt & Spruengli AG	1	74,529
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	11	68,332
Cie Financiere Richemont SA	31,404	2,018,255
Clariant AG	2,065	38,102
Coca-Cola HBC AG	2,095	65,188
Credit Suisse Group AG	26,419	291,141
Dufry AG	352	33,431
EMS-Chemie Holding AG	86	40,950
GAM Holding AG	27,157	107,332
Geberit AG	388	151,164
Givaudan SA	95	220,345
Julius Baer Group, Ltd.	2,282	81,544
Kuehne & Nagel International AG	571	73,609
LafargeHolcim, Ltd.	5,018	207,355
Lonza Group AG	5,968	1,551,542
Nestle SA	135,847	11,044,476
Novartis AG	103,323	8,849,447
Pargesa Holding SA	328	23,695
Partners Group Holding AG	177	107,586
Roche Holding AG	18,170	4,492,973
Schindler Holding AG (Participation Certificate) (SIX)	7,042	1,399,050
Schindler Holding AG(RSP)	210	40,840
SGS SA	559	1,259,429
Sika AG	1,343	170,686
Sonova Holding AG	573	93,428
Straumann Holding AG	109	68,943
Swatch Group AG (TRQX)	532	30,838
Swatch Group AG (XEGT)	316	92,444
Swiss Life Holding AG	355	137,022
Swiss Prime Site AG	741	60,035
Swiss Re AG	3,218	295,676
Swisscom AG	270	129,211
Temenos AG	626	75,441
UBS Group AG	145,769	1,819,629
Vifor Pharma AG(2)	497	53,943
Zurich Insurance Group AG	5,203	1,554,603
		38,303,647
Taiwan — 0.9%
Largan Precision Co., Ltd.	4,000	419,234
Taiwan Semiconductor Manufacturing Co., Ltd.	272,000	1,974,523
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	32,482	1,198,911
		3,592,668
Turkey — 0.1%
Turkiye Garanti Bankasi AS	397,129	588,462
United Kingdom — 17.3%
3i Group PLC	10,333	101,454
Admiral Group PLC	2,071	53,835
Anglo American PLC	10,888	240,691
Antofagasta PLC	162,107	1,606,561
Ashtead Group PLC	5,083	105,312
Associated British Foods PLC	3,638	94,617
AstraZeneca PLC	40,222	3,008,021
Auto Trader Group PLC*	10,298	59,435
Aviva PLC	369,361	1,761,648
Babcock International Group PLC	2,609	16,273
BAE Systems PLC	205,426	1,198,973
Barclays PLC	176,347	338,273
Barclays PLC ADR	22,300	168,142
Barratt Developments PLC	10,411	61,453
Berkeley Group Holdings PLC	1,332	59,081
BHP Group PLC	164,946	3,448,377
BP PLC	206,853	1,305,123
British American Tobacco PLC	23,698	755,710
British Land Co. PLC	10,285	69,887
BT Group PLC	86,714	262,486
Bunzl PLC	48,641	1,463,548
Burberry Group PLC	84,124	1,850,822
Carnival PLC	1,942	93,151
Centrica PLC	55,430	95,315
Close Brothers Group PLC	9,951	182,008
Coca-Cola European Partners PLC	2,181	99,999
Compass Group PLC	56,066	1,177,088
ConvaTec Group PLC*	13,993	24,716
Croda International PLC	1,393	82,744
Diageo PLC	138,098	4,908,489
Direct Line Insurance Group PLC	251,273	1,017,731
easyJet PLC	1,683	23,627
Fresnillo PLC	2,364	25,837
G4S PLC	16,470	41,219
GlaxoSmithKline PLC	179,058	3,398,458
GlaxoSmithKline PLC ADR	35,100	1,341,171
Great Portland Estates PLC	46,374	388,617
Hammerson PLC	8,408	35,211
Hargreaves Lansdown PLC	2,950	69,506
HSBC Holdings PLC	207,888	1,706,005
Imperial Brands PLC	9,809	296,624
Informa PLC	12,969	103,995
InterContinental Hotels Group PLC	1,830	98,489
Intertek Group PLC	1,719	104,653
Investec PLC	6,677	37,254
ITV PLC	37,051	58,799
J Sainsbury PLC	18,093	61,010
John Wood Group PLC	6,909	44,236
Johnson Matthey PLC	53,543	1,910,357
Kingfisher PLC	326,403	863,531

9

Land Securities Group PLC	7,805	80,010
Legal & General Group PLC	61,547	180,596
Lloyds Banking Group PLC	3,636,816	2,403,119
London Stock Exchange Group PLC	3,280	169,264
Marks & Spencer Group PLC	17,213	54,251
Mediclinic International PLC	3,761	15,397
Meggitt PLC	165,714	991,336
Melrose Industries PLC	269,694	558,467
Merlin Entertainments PLC*	6,923	28,018
Micro Focus International PLC	4,486	78,406
Mondi PLC	3,851	79,686
National Grid PLC	119,306	1,153,756
Next PLC	1,470	74,809
NMC Health PLC	1,082	37,823
Ocado Group PLC†	75,507	756,960
Pearson PLC	8,050	95,968
Persimmon PLC	33,938	831,461
Prudential PLC	196,644	3,513,451
Reckitt Benckiser Group PLC	34,986	2,671,741
RELX PLC ADR	12,020	246,878
RELX PLC NV	10,774	221,797
Rio Tinto PLC	12,409	591,672
Rolls-Royce Holdings PLC	16,927	178,132
Royal Bank of Scotland Group PLC	49,883	137,157
Royal Dutch Shell PLC, Class A(TRQX)	47,666	1,399,021
Royal Dutch Shell PLC, Class B	38,680	1,150,992
Royal Dutch Shell PLC, Class B ADR	26,200	1,570,428
Royal Mail PLC	9,287	32,241
RSA Insurance Group PLC	67,829	442,565
Sage Group PLC	11,316	86,637
Schroders PLC	1,333	41,341
Segro PLC	10,068	75,520
Severn Trent PLC	2,519	58,198
Smith & Nephew PLC	114,774	2,134,616
Smiths Group PLC	74,899	1,296,782
SSE PLC	26,398	362,952
St James’s Place PLC	5,459	65,407
Standard Chartered PLC	118,453	915,603
Standard Life Aberdeen PLC	24,588	80,453
Taylor Wimpey PLC	34,127	59,030
Tesco PLC	100,539	243,620
Travis Perkins PLC	2,616	35,496
Unilever PLC	94,728	4,957,842
United Utilities Group PLC	7,182	67,253
Vodafone Group PLC	846,509	1,644,876
Vodafone Group PLC ADR	67,900	1,309,112
Weir Group PLC	2,490	40,940
Whitbread PLC	24,679	1,436,617
WM Morrison Supermarkets PLC	22,007	59,648
		71,036,907
United States — 1.1%
Autoliv, Inc. SDR	7,334	523,070
Booking Holdings, Inc.†	827	1,424,441
Broadcom, Inc.	5,350	1,360,398
International Flavors & Fragrances, Inc.	96	12,840
Philip Morris International, Inc.	18,011	1,202,415
Veoneer, Inc. SDR†	7,410	188,735
		4,711,899
Total Common Stocks (cost $412,231,361)		399,890,546
EXCHANGE-TRADED FUNDS — 0.7%
iShares MSCI EAFE ETF Index Fund (cost $3,058,058)	46,800	2,750,904
RIGHTS — 0.0%
Spain — 0.0%
Repsol SA† Expires 01/14/2019 (cost $6,593)	14,121	6,472
Total Long-Term Investment Securities (cost $415,296,012)		402,647,922

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies— 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.27%(3)	190,602	190,602
T. Rowe Price Government Reserve Fund 2.45%(3)	1,435	1,435
		192,037
U.S. Government Treasuries — 0.1%
United States Treasury Bills
2.37% due 03/28/2019(4)	$50,000	49,720
2.38% due 03/07/2019(4)	130,000	129,450
2.54% due 07/18/2019(4)	390,000	384,720
		563,890
Total Short-Term Investment Securities (cost $755,834)		755,927
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 12/31/2018, to be repurchased 01/02/2019 in the amount of $177,005 collateralized by $200,000 of United States Treasury Bonds, bearing interest at 2.50% due 02/15/2046 and having an approximate value of $181,661 (cost $ 177,000)	177,000	177,000
TOTAL INVESTMENTS (cost $416,228,846)	98.5%	403,580,849
Other assets less liabilities	1.5	6,240,887
NET ASSETS	100.0%	$409,821,736

†                                         Non-income producing security

10

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2018, the aggregate value of these securities was $4,934,055 representing 1.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)                                 Securities classified as Level 3 (see Note 1).

(2)                                 Illiquid security. At December 31, 2018, the aggregate value of these securities was $134,440 representing 0.0% of net assets.

(3)                                 The rate shown is the 7-day yield as of December 31, 2018.

(4)                                 The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR                     — American Depositary Receipt

ASX                       — Australian Stock Exchange

CDI                         — Chess Depositary Interest

CVA                     — Certification Van Aandelen (Dutch Cert.)

ETF                         — Exchange Traded Funds

FDR                       — Fiduciary Depositary Receipt

RSP                         — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR                       — Swedish Depositary Receipt

SIX                           — Swiss Stock Exchange

TRQX             — Turquoise Stock Exchange

XEGT              — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
34	Long	MSCI EAFE Index	March 2019	$2,972,168	$2,917,200	$(54,968)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$18,429,129	**	$21	$18,429,150
Portugal	—	205,462	**	0	205,462
Other Countries	23,134,297	358,121,637	**	—	381,255,934
Exchange-Traded Funds .	2,750,904	—		—	2,750,904
Rights	6,472	—		—	6,472
Short-Term Investment Securities:
Registered Investment Companies	192,037	—		—	192,037
U.S. Government Treasuries	—	563,890		—	563,890
Repurchase Agreements	—	177,000		—	177,000
Total Investments at Value	$26,083,710	$377,497,118		$21	$403,580,849

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$54,968	$—		$—	$54,968

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

11

Industry Allocation*
Banks-Commercial	8.1%
Medical-Drugs	8.0
Diversified Banking Institutions	4.1
Insurance-Life/Health	3.6
Oil Companies-Integrated	3.5
Auto-Cars/Light Trucks	3.2
Food-Misc./Diversified	3.0
Cosmetics & Toiletries	2.7
Telephone-Integrated	2.5
Medical Products	1.9
Insurance-Multi-line	1.9
Electronic Components-Semiconductors	1.6
Diversified Manufacturing Operations	1.5
Apparel Manufacturers	1.5
Diversified Minerals	1.5
Chemicals-Diversified	1.4
Industrial Automated/Robotic	1.4
Beverages-Wine/Spirits	1.3
Machinery-Electrical	1.2
Semiconductor Components-Integrated Circuits	1.2
Cellular Telecom	1.1
Food-Retail	1.0
Import/Export	1.0
Rubber-Tires	1.0
Electronic Components-Misc.	1.0
Semiconductor Equipment	0.9
Medical-Biomedical/Gene	0.9
Enterprise Software/Service	0.9
Electric-Generation	0.9
Diversified Operations	0.8
Soap & Cleaning Preparation	0.8
Real Estate Investment Trusts	0.7
Retail-Apparel/Shoe	0.7
Building-Residential/Commercial	0.7
Exchange-Traded Funds	0.7
Tobacco	0.7
Aerospace/Defense	0.7
Metal-Diversified	0.7
Auto/Truck Parts & Equipment-Original	0.6
Insurance-Property/Casualty	0.6
Chemicals-Specialty	0.6
Human Resources	0.6
E-Commerce/Products	0.6
Power Converter/Supply Equipment	0.6
Insurance-Reinsurance	0.6
Internet Application Software	0.6
Audio/Video Products	0.6
Commercial Services	0.6
Brewery	0.6
Electric-Integrated	0.5
Real Estate Operations & Development	0.5
Gas-Distribution	0.5
Dialysis Centers	0.5
Retail-Jewelry	0.5
Toys	0.5
Real Estate Management/Services	0.5
Optical Supplies	0.5
Distribution/Wholesale	0.5
Transport-Rail	0.4
Multimedia	0.4
Athletic Footwear	0.4
Finance-Other Services	0.4
Finance-Leasing Companies	0.4
Hotels/Motels	0.4
Miscellaneous Manufacturing	0.4
Energy-Alternate Sources	0.4
Metal-Copper	0.4
Diagnostic Equipment	0.4
Metal-Aluminum	0.4
Industrial Gases	0.4
E-Commerce/Services	0.4
Diversified Operations/Commercial Services	0.4
Wire & Cable Products	0.4
Building Products-Cement	0.4
Machinery-General Industrial	0.3
Coatings/Paint	0.3
Computer Services	0.3
Food-Dairy Products	0.3
Oil Refining & Marketing	0.3
Wireless Equipment	0.3
Food-Catering	0.3
Agricultural Chemicals	0.3
Web Portals/ISP	0.3
Electronic Security Devices	0.3
Steel Pipe & Tube	0.3
Machinery-Farming	0.3
Aerospace/Defense-Equipment	0.3
Computer Data Security	0.3
Investment Management/Advisor Services	0.2
Paper & Related Products	0.2
Investment Companies	0.2
Entertainment Software	0.2
Metal Processors & Fabrication	0.2
Advertising Agencies	0.2
Retail-Building Products	0.2
Textile-Apparel	0.2
Medical Instruments	0.2
Networking Products	0.2
Tools-Hand Held	0.2
Rental Auto/Equipment	0.2
Electric Products-Misc.	0.2
Containers-Paper/Plastic	0.2
Transport-Services	0.2
Building & Construction Products-Misc.	0.2
Satellite Telecom	0.2
Photo Equipment & Supplies	0.2
Machinery-Construction & Mining	0.2
Finance-Investment Banker/Broker	0.2
Building-Heavy Construction	0.1
Internet Content-Information/News	0.1
Internet Content-Entertainment	0.1
Oil-Field Services	0.1
U.S. Government Treasuries	0.1
Non-Ferrous Metals	0.1
Oil Companies-Exploration & Production	0.1
E-Marketing/Info	0.1
Telecom Services	0.1
Advertising Sales	0.1
Office Automation & Equipment	0.1
Medical Labs & Testing Services	0.1
Public Thoroughfares	0.1
Transactional Software	0.1
Auto-Heavy Duty Trucks	0.1
Security Services	0.1
Building Products-Air & Heating	0.1
Resorts/Theme Parks	0.1
Machine Tools & Related Products	0.1
Commercial Services-Finance	0.1
Electric-Distribution	0.1
Publishing-Periodicals	0.1
Registered Investment Companies	0.1
Computer Aided Design	0.1
Medical-Generic Drugs	0.1
98.5%

* Calculated as a percentage of net assets

12

SEASONS SERIES TRUST SA MULTI-MANAGED DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount(7)	Value (Note 1)
ASSET BACKED SECURITIES — 16.6%
Diversified Financial Services — 16.6%
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 3.01% (1 ML+0.50%) due 01/25/2036(1)	$115,708	$109,735
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 3.05% (1 ML+0.54%) due 11/25/2035(1)	129,420	127,550
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	170,119	145,817
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 3.10% (12 MTA+0.94%) due 10/25/2046(1)	56,465	49,404
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 3.74% (3 ML+1.25%) due 07/25/2029*(2)	1,190,000	1,186,538
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 3.95% (3 ML+1.51%) due 01/15/2029*(2)	841,716	841,398
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(1)(3)	327,924	325,285
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(1)(3)	475,590	468,393
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(1)(3)	89,715	89,176
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1 3.96% (3 ML+1.47%) due 04/24/2029*(2)	1,080,000	1,079,620
Apidos CLO FRS Series 2015-21A, Class A1R 3.37% (3 ML + 0.93%) due 07/18/2027*(2)	1,385,000	1,372,309
Apidos CLO FRS Series 2013-16A, Class A1R 3.43% (3 ML + 0.98%) due 01/19/2025*(2)	297,156	297,003
Apidos CLO XII FRS Series 2013-12A, Class AR 3.52% (3 ML+1.08%) due 04/15/2031*(2)	1,295,000	1,281,195
Atlas Senior Loan Fund IV, Ltd. FRS Series 2013-2A, Class A1RR 3.30% (3 ML + 0.68%) due 02/17/2026*(2)	460,481	457,799
Atlas Senior Loan Fund X, Ltd. FRS Series 2018-10A, Class A 3.53% (3 ML+1.09%) due 01/15/2031*(3)	1,015,000	999,113
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 3.59% (3 ML+1.10%) due 04/25/2026*(2)	835,957	834,567
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	100,000	99,049
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	129,000	129,365
Babson CLO, Ltd. FRS Series 2016-2A, Class AR 3.56% (3 ML+1.08%) due 07/20/2028*(2)	1,834,000	1,832,021
Babson CLO, Ltd. FRS Series 2014-IA, Class A1R
3.62% (3 ML+1.15%)
due 07/20/2025*(2)	221,121	220,633
Bain Capital Credit CLO FRS Series 2017-1A, Class A1 3.72% (3 ML+1.25%) due 07/20/2030*(2)	995,000	994,282
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 2.57% (1 ML+0.06%) due 01/25/2037(1)	12,638	10,617
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 2.70% (1 ML+0.23%) due 02/20/2047(1)	311,630	297,068
BANK VRS Series 2018-BN14, Class XA 0.53% due 09/15/2060(3)(4)(5)	9,726,892	363,981
BANK VRS Series 2017-BNK8, Class XA 0.75% due 11/15/2050(3)(4)(5)	8,621,849	453,117
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(4)	470,000	464,913
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	1,509,812	1,496,545
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	1,069,866	1,059,143
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)(11)	851,945	844,276
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(3)(11)	1,354,417	1,342,978
Bayview Opportunity Master Fund Trust Series 2017-RN8, Class A1 3.35% due 11/28/2032*(6)	225,915	224,938
Bayview Opportunity Master Fund Trust Series 2018-RN2, Class A1 3.60% due 02/25/2033*(6)	296,598	294,306
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	1,218,177	1,222,119

BCAP LLC Trust FRS Series 2006-AA2, Class A1 2.68% (1 ML+0.17%) due 01/25/2037(1)	18,470	17,219
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 2.99% (1 ML+0.48%) due 02/25/2036(1)	57,284	53,989
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 3.01% (1 ML+0.50%) due 01/25/2036(1)	166,345	168,938
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 2.69% (1 ML+0.18%) due 10/25/2036(1)	88,252	80,806
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 2.71% (1 ML+0.20%) due 02/25/2037(1)	184,102	188,806
Bellemeade Re, Ltd. FRS Series 2018-2A, Class M1A 3.46% (1 ML+0.95%) due 08/25/2028*(1)	1,440,000	1,436,356
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 3.71% (1 ML + 1.20%) due 10/25/2027*(1)	1,338,000	1,337,623
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.53% due 01/15/2051(3)(4)(5)	2,643,449	97,441
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.54% due 07/15/2051(3)(4)(5)	4,601,099	170,842
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(4)	432,000	436,261
Benefit Street Partners CLO, Ltd. FRS Series 2016-10A, Class A1 3.93% (3 ML+1.49%) due 01/15/2029*(2)	680,000	679,653
BlueMountain CLO, Ltd. FRS Series 2015-3A, Class A1R 3.47% (3 ML+1.00%) due 04/20/2031*(2)	1,617,000	1,593,161
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.29% (3 ML+0.78%) due 04/27/2027*(2)	1,355,000	1,347,451
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2018-1A, Class A1 3.49% (3 ML+1.02%) due 04/20/2031*(2)	1,343,000	1,323,154
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	160,000	156,196
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	250,000	251,712
CBAM CLO Management LLC FRS Series 2017-3A, Class A 3.68% (3 ML+1.23%) due 10/17/2029*(2)	1,180,000	1,171,226
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(3)(4)	1,300,000	1,293,759
Cent CLO, Ltd. FRS Series 2014-21A, Class A1RA 3.66% (3 ML+1.15%) due 07/27/2030*(2)	810,000	800,424
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(1)(3)	253,511	253,596
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 4.28% due 12/25/2035(1)(3)	141,860	136,273
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	232,884	224,068
CHL Mtg. Pass Through Trust VRS
Series 2007-HY4, Class 1A1
4.06% due 09/25/2047(1)(3)	162,864	151,064
CIFC Funding, Ltd. FRS Series 2012-2RA, Class A1 3.27% (3 ML+0.80%) due 01/20/2028*(2)	1,601,000	1,579,609
CIFC Funding, Ltd. FRS Series 2014-2RA, Class A1 3.54% (3 ML+1.05%) due 04/24/2030*(2)	1,495,000	1,471,543
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(1)(3)	1,435,180	1,423,903
Cirrus Funding, Ltd. Series 2018-1A, Class A 4.80% due 01/25/2037*(2)	975,000	991,360
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	80,000	78,980
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	99,194
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.02% due 07/10/2047(3)(4)(5)	3,849,029	165,347
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29,Class XA 1.11% due 04/10/2048(3)(4)(5)	3,553,574	174,110
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(4)	1,029,000	1,042,502
Citigroup Commercial Mtg. Trust Series 2015-GC35, Class A4 3.82% due 11/10/2048(4)	1,235,000	1,254,263

Citigroup Mtg. Loan Trust VRS Series 2018-RP3, Class A1 3.25% due 03/25/2061*(1)(3)	1,240,699	1,235,857
Civic Mortgage LLC Series 2018-1, Class A1 3.89% due 06/25/2022*(1)(6)	294,838	294,445
Colombia Cent, Ltd. FRS Series 2018-27A, Class A1 3.64% (3 ML + 1.15%) due 10/25/2028*(2)	720,000	714,091
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(1)(3)	830,682	825,313
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(1)(3)	345,113	342,952
COLT Mtg. Loan Trust VRS Series 2016-3, Class A1 2.80% due 12/26/2046*(1)(3)	174,439	173,025
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(1)(3)	424,647	419,783
COLT Mtg. Loan Trust VRS Series 2018-3, Class A1 3.69% due 10/26/2048*(1)(3)	539,800	539,223
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	845,000	887,433
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 2.64% (1 ML+0.32%) due 11/25/2035(1)	48,428	44,369
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 3.05% (1 ML+0.54%) due 01/25/2036(1)	119,109	112,952
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 3.31% (1 ML+0.80%) due 12/25/2035(1)	105,075	90,952
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	173,289	125,190
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 3.19% (1 ML+0.68%) due 03/25/2035(1)	54,765	51,024
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 3.79% due 06/20/2035(1)(3)	93,188	93,452
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 3.85% due 11/20/2035(1)(3)	31,997	29,341
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.80% due 06/15/2057(3)(4)(5)	9,874,653	380,486
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 1.80% due 01/15/2049(3)(4)(5)	2,784,617	247,514
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(4)	740,022	736,885
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(4)	1,448,000	1,451,674
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(4)	703,000	709,830
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(1)(3)	644,933	629,415
CSMC Trust VRS Series 2016-NXSR, Class A4 3.79% due 12/15/2049(3)(4)	1,536,000	1,545,565
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(4)	358,947	365,740
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 3.16% (1 ML+0.70%)
due 06/15/2034*(4)	300,000	295,497
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(1)(3)	349,131	344,682
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(1)(3)	354,460	348,620
Deephaven Residential Mtg. Trust VRS Series 2018-4A, Class A1 4.08% due 10/25/2058*(1)(3)	1,210,267	1,218,660
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 2.66% (1 ML+0.15%) due 12/25/2036(1)	184,907	165,477
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 2.66% (1 ML+0.15%) due 03/25/2037(1)	16,269	14,773
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	140,000	138,471
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	756,200	746,044

Dryden Senior Loan Fund FRS Series 2017-50A, Class X 3.24% (3 ML+0.80%) due 07/15/2030*(2)	535,500	535,232
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 3.34% (3 ML+0.90%) due 04/15/2029*(2)	1,525,000	1,505,974
Dryden Senior Loan Fund FRS Series 2017-49A, Class A 3.66% (3 ML+1.21%) due 07/18/2030*(2)	1,535,000	1,527,919
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 3.87% (3 ML+1.43%) due 10/15/2028*(2)	1,370,000	1,369,504
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 3.08% (12 MTA+0.92%) due 03/19/2046(1)	372,261	338,399
Eagle RE, Ltd. FRS Series 2018-1, Class M1 4.01% (1 ML+1.70%) due 11/25/2028*(1)	677,000	676,062
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 2.82% (1 ML+0.31%) due 09/25/2036	495,000	441,195
Flatiron CLO, Ltd. FRS Series 2017-1A, Class A 3.87% (3 ML+1.25%) due 05/15/2030*(2)	975,000	968,485
Ford Credit Auto Owner Trust/Ford Credit Series 2018-2, Class A 3.47% due 01/15/2030*	100,000	100,913
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	168,000	165,738
Galton Funding Mtg. Trust VRS Series 2018-1, Class A43 3.50% due 11/25/2057*(1)(3)	428,823	427,457
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	100,000	98,355
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 3.83% due 04/19/2036(1)(3)	228,890	202,184
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 4.11% due 09/19/2035(1)(3)	31,683	30,567
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 2.67% (1 ML+0.16%) due 02/25/2037(1)	45,105	44,499
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 3.56% (12 MTA+1.40%) due 10/25/2045(1)	174,476	149,720
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	1,285,000	1,273,452
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	155,000	172,463
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	1,225,000	1,234,668
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(4)	1,307,000	1,320,794
GSAA Home Equity Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(6)	365,000	365,640
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 2.56% (1 ML+0.05%) due 12/25/2046	39,342	26,359
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1
2.58% (1 ML+0.07%)
due 12/25/2046	77,286	39,553
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 2.59% (1 ML+0.08%) due 02/25/2037	391,154	189,176
GSAA Home Equity Trust FRS Series 2006-19, Class A1 2.60% (1 ML+0.09%) due 12/25/2036	13,700	6,100
GSAA Home Equity Trust FRS Series 2007-4, Class A1 2.61% (1 ML+0.10%) due 03/25/2037	436,169	208,108
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 2.75% (1 ML+0.24%) due 11/25/2036	99,091	55,612
GSAA Home Equity Trust FRS Series 2006-3, Class A3 2.81% (1 ML+0.30%) due 03/25/2036	20,248	14,478
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 2.83% (1 ML+0.32%) due 04/25/2047	162,409	108,678
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)	104,318	48,383
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(3)	335,660	153,990

GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 2.81% (1 ML+0.30%) due 01/25/2037(1)	520,547	288,901
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 4.20% due 10/25/2035(1)(3)	88,503	73,387
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 4.35% due 01/25/2036(1)(3)	9,286	9,193
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 4.35% due 01/25/2036(1)(3)	120,184	119,161
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 2.66% (1 ML+0.19%) due 01/19/2038(1)	11,288	10,842
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 2.71% (1 ML+0.24%) due 12/19/2036(1)	260,387	237,667
Home Re, Ltd. FRS Series 2018-1, Class M1 4.11% (1 ML + 1.60%) due 10/25/2028*(1)	710,000	710,865
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 2.78% (1 ML+0.27%) due 02/25/2036	200,000	198,617
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 2.79% (1 ML+0.28%) due 07/25/2035(1)	5,555	4,931
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.90% due 04/25/2037(1)(3)	150,145	113,329
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 4.40% due 12/25/2036(1)(3)	217,299	204,873
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(4)	967,269	963,769
JP Morgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.79% due 05/25/2036(1)(3)	116,583	112,413
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(4)	290,000	294,482
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(4)	1,355,000	1,377,307
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(6)	1,702,559	1,696,820
Lehman XS Trust FRS Series 2006-16N, Class A4A 2.70% (1 ML+0.19%) due 11/25/2046(1)	361,383	335,796
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 4.05% (1 ML+1.75%) due 09/01/2022*(1)(8)	316,363	316,265
LSTAR Securities Investment, Ltd. FRS Series 2018-1, Class A 4.07% (1 ML+1.55%) due 02/01/2023*(1)	310,485	303,911
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 4.27% (1 ML+1.75%) due 10/01/2022*(1)	500,892	499,074
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class AR 3.73% (3 ML+1.26%) due 07/20/2026*(2)	1,101,107	1,100,419
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.64% (3 ML + 1.16%) due 07/23/2029*(2)	1,235,000	1,229,187
Magnetite CLO, Ltd. FRS Series 2014-8A, Class AR2
3.42% (3 ML+0.98%)
due 04/15/2031*(2)	680,000	670,785
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 3.49% (3 ML+1.00%) due 07/25/2026*(2)	2,317,426	2,315,206
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 3.99% (3 ML+1.50%) due 07/25/2026*(2)	880,000	874,577
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 3.24% (3 ML + 0.80%) due 01/15/2028*(2)	1,545,000	1,516,109
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 4.44% due 11/21/2034(1)(3)	75,179	76,954
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 4.40% due 07/25/2035(1)(3)	193,663	154,540
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(3)	457,625	450,388
MFA Trust VRS Series 2017-RPL1, Class A1 2.59% due 02/25/2057*(1)(3)	376,587	370,377
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(6)	1,070,754	1,066,875

Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 2.66% (1 ML+0.15%) due 06/25/2036	6,526	5,432
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.10% due 12/15/2047(3)(4)(5)	2,703,378	99,998
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(4)	500,000	497,399
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(4)	791,000	779,736
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(4)	1,857,000	1,834,692
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(4)	52,000	50,897
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.45% due 06/15/2050(3)(4)(5)	1,756,242	143,222
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	755,000	763,950
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 2.68% (1 ML+0.17%) due 11/25/2036	261,901	109,808
Nationstar HECM Loan Trust VRS Series 2017-2A, Class A1 2.04% due 09/25/2027*(3)	187,666	187,079
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 3.24% (3 ML+0.80%) due 01/15/2028*(2)	1,535,000	1,516,394
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.50% (1 ML+1.50%) due 06/25/2057*(1)	1,410,657	1,435,862
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 3.26% (1 ML + 0.75%) due 01/25/2048*(1)	1,622,806	1,614,266
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(1)(3)	1,087,891	1,088,774
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(1)(3)	964,530	963,185
New Residential Mtg. Loan Trust VRS Series 2018-NQM1, Class A1 3.99% due 11/25/2048*(1)(3)	1,701,278	1,727,105
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(1)(3)	1,853,660	1,865,179
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(1)(3)	1,883,405	1,900,787
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(1)(3)	1,580,347	1,589,881
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(1)(3)	1,269,581	1,280,895
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)	1,512,943	1,520,769
New Residential Mtg. Loan Trust VRS Series 2018-5A, Class A1 4.75% due 12/25/2057*(1)(3)	1,201,520	1,231,248
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.41% due 06/25/2036(1)(3)	155,790	135,450
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	1,015,241	1,008,638
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	631,452	630,381
Oak Hill Advisors Residential Loan Trust Series 2017-NPL1, Class A1 3.00% due 06/25/2057*(6)	511,864	501,523
OBX Trust VRS Series 2018-EXP2, Class 1A1 4.00% due 11/25/2048*(1)(3)	1,699,469	1,696,971
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.30% (3 ML+0.85%) due 04/17/2027*(2)	1,160,000	1,148,356
Octagon Investment Partners 24, Ltd. FRS Series 2015-1A, Class A1R 3.55% (3 ML+0.90%) due 05/21/2027*(2)	1,267,000	1,258,107
Octagon Investment Partners 30, Ltd. FRS Series 1A, Class A1 3.79% (3 ML+1.32%) due 03/17/2030*(2)	865,000	865,317
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	1,910,000	1,880,395

OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	573,293	574,642
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.57% (3 ML+1.05%) due 04/30/2027*(2)	2,095,000	2,077,878
OZLM, Ltd. FRS Series 2014-7RA, Class A1R 3.46% (3 ML+1.01%) due 07/17/2029*(2)	330,000	324,963
Pretium Mtg. Credit Partners VRS Series 2017-NPL5 Class A1 3.33% due 12/30/2032*(3)	166,944	164,940
Pretium Mtg. Credit Partners Series 2018-NPL1, Class A1 3.38% due 01/27/2033*(6)	252,119	249,800
Pretium Mtg. Credit Partners Series 2018-NPL2, Class A1 3.70% due 03/27/2033*(6)	935,164	922,546
RALI Series Trust FRS Series 2006-QA3, Class A2 2.81% (1 ML+0.30%) due 04/25/2036(1)	344,379	314,602
RALI Series Trust VRS Series 2007-QH9, Class A1 3.41% due 11/25/2037(1)(3)	65,137	57,799
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	77,896	74,294
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)	339,367	159,101
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(6)	156,259	91,473
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 4.41% due 04/25/2037(1)(3)	24,021	22,754
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 2.60% (1 ML+0.09%) due 07/25/2036	184,533	85,890
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.57% (3 ML+1.12%) due 07/17/2026*(2)	839,248	838,848
Shackleton CLO, Ltd. FRS Series 2014-6RA, Class A 3.36% (3 ML+1.02%) due 07/17/2028*(2)	1,580,000	1,561,380
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(1)(3)	371,815	363,062
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*	563,125	562,657
Sofi Consumer Loan Program LLC Series 2017-3, Class A 2.77% due 05/25/2026*	175,301	173,741
Sound Point CLO, Ltd. FRS Series 2018-1A, Class A 3.44% (3 ML+1.00%) due 04/15/2031*(2)	1,560,000	1,527,176
Sound Point CLO, Ltd. FRS Series 2017-1A, Class A 3.87% (3 ML+1.39%) due 01/23/2029*(2)	600,000	599,470
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 2.69% (1 ML+0.18%) due 07/25/2037	44,557	39,828
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.76% (1 ML+0.25%) due 11/25/2036	290,000	264,521
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2 2.75% due 11/15/2049*	1,225,000	1,222,720
Structured Adjustable Rate Mtg. Loan Trust VRS
Series 2004-13, Class A2
0.49% due 09/25/2034(1)(3)	22,408	20,697
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 2.74% (1 ML+0.23%) due 02/25/2036(1)	120,718	106,416
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2R 3.72% (3 ML+1.28%) due 07/14/2026*(2)	1,097,861	1,098,513
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	98,138
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.63% (3 ML + 1.16%) due 10/20/2026*(2)	810,000	809,800
Towd Point Mtg. Trust VRS Series 2015-4, Class A1B 2.75% due 04/25/2055*(3)	280,430	276,522
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	730,466	715,840
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	1,877,194	1,836,279

Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(3)	517,444	506,040
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(3)	1,426,691	1,388,147
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.92% (1 ML+0.60%) due 02/25/2057*	1,235,454	1,228,708
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	150,000	151,071
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.53% (3 ML+1.07%) due 10/20/2028*(2)	1,280,000	1,275,356
Venture XXVII CLO, Ltd. FRS Series 2017-27A, Class A 3.77% (3 ML+1.30%) due 07/20/2030*(2)	665,000	658,311
Vibrant CLO III, Ltd. FRS Series 2015-3A, Class A1RR 3.72% (3 ML+1.25%) due 10/20/2031*(2)	1,075,000	1,065,660
Vibrant CLO, Ltd. FRS Series 2017-6A, Class A 4.03% (3 ML+1.24%) due 06/20/2029*(2)	1,785,000	1,772,814
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(4)	1,195,000	1,184,602
VOLT LLC Series 2018-NPL6, Class A1A 4.11% due 09/25/2048*(6)	807,645	806,603
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 06/25/2047*(6)	310,996	309,488
VOLT LXII LLC Series 2017-NPL9, Class A1 3.13% due 09/25/2047*(6)	296,350	293,617
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(6)	1,163,692	1,151,837
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(6)	723,301	722,517
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.97% due 09/25/2048*(6)	591,358	588,154
Voya CLO, Ltd. FRS Series 2014-1A, Class AAR2 3.43% (3 ML+0.99%) due 04/18/2031*(2)	555,000	546,147
Voya CLO, Ltd. FRS Series 2014-2A, Class A1R 3.70% (3 ML+1.25%) due 04/17/2030*(2)	250,000	249,322
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.58% (COFI 11+1.50%) due 11/25/2046(1)	69,909	68,516
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 2.87% (12 MTA+0.82%) due 12/25/2046(1)	461,883	424,785
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 3.04% (12 MTA+0.88%) due 10/25/2046(1)	184,718	171,957
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 3.59% due 06/25/2037(1)(3)	164,161	152,219
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 2.99% (12 MTA+0.83%) due 11/25/2046(1)	135,630	122,492
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 3.11% (1 ML+0.60%)
due 07/25/2036(1)	82,961	56,394
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.15% due 09/15/2057(3)(4)(5)	9,487,306	431,702
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.15% due 05/15/2048(3)(4)(5)	3,652,189	172,820
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(3)(4)	75,000	65,941
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR16, Class 4A8 4.50% due 10/25/2035(1)(3)	575,000	581,557
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 4.70% due 10/25/2036(1)(3)	93,467	91,830
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	445,500	419,772
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	1,215,000	1,199,623

WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.78% due 02/15/2044*(3)(4)(5)	462,544	6,444
Wingstop Funding LLC Series 2018-1, Class A2 4.97% due 12/05/2048*	415,000	424,400
World Financial Network Credit Card Master Trust Series 2017-C, Class A 2.31% due 08/15/2024	150,000	147,905
York, Ltd. FRS Series 2016-2A, Class A 3.98% (3 ML+1.63%) due 01/20/2030*(2)	1,240,000	1,247,068
Total Asset Backed Securities (cost $158,678,800)		157,732,299
U.S. CORPORATE BONDS & NOTES — 25.7%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	83,000	82,956
Aerospace/Defense — 0.2%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	189,000	189,130
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	1,463,000	1,365,580
		1,554,710
Aerospace/Defense-Equipment — 0.4%
Harris Corp. Senior Notes 4.40% due 06/15/2028	266,000	264,795
L3 Technologies, Inc. Company Guar. Notes 4.40% due 06/15/2028	98,000	97,978
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	91,000	81,673
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	146,000	143,275
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	60,000	56,556
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,105,000	2,096,752
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	134,951
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	881,000	874,177
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	136,000	134,735
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	195,000	188,309
		4,073,201
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	210,000	162,750
Airlines — 0.1%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(8)	12,115	12,185
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	450,000	440,366
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	650,000	639,602
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	64,674	64,331
		1,156,484
Applications Software — 0.3%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	79,000	79,320
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,045,000	1,001,093
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	120,000	117,081
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	585,000	620,475
salesforce.com, Inc. Senior Notes 3.25% due 04/11/2023	265,000	266,361
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	385,000	387,034
		2,471,364
Auto-Cars/Light Trucks — 0.7%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	306,000	303,059
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	323,000	310,776
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	283,588
Daimler Finance North America LLC Company Guar. Notes 3.75% due 11/05/2021*	154,000	154,525

Ford Motor Co. Senior Notes 4.35% due 12/08/2026	120,000	106,897
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	265,000	204,364
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	415,000	340,707
Ford Motor Credit Co. LLC Senior Notes 3.34% due 03/18/2021	252,000	244,519
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	245,000	206,709
General Motors Co. Senior Notes 4.00% due 04/01/2025	500,000	467,346
General Motors Co. Senior Notes 4.88% due 10/02/2023	940,000	942,126
General Motors Co. Senior Notes 5.40% due 04/01/2048	480,000	408,791
General Motors Co. Senior Notes 5.95% due 04/01/2049	265,000	238,954
General Motors Co. Senior Notes 6.25% due 10/02/2043	240,000	224,962
General Motors Co. Senior Notes 6.75% due 04/01/2046	515,000	498,574
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	285,000	271,157
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	228,000	218,030
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	197,000	197,329
Volkswagen Group of America Finance LLC Company Guar. Notes 3.88% due 11/13/2020*	1,075,000	1,080,245
		6,702,658
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	76,000	72,960
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	85,000	79,475
		152,435
Banks-Commercial — 0.4%
Associated Bank NA Senior Notes 3.50% due 08/13/2021	168,000	167,566
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	657,000	670,124
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	261,338
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	405,000	404,975
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	256,000
Regions Bank Senior Notes 3.37% due 08/13/2021	257,000	255,947
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037(11)	388,000	489,728
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023	230,000	220,719
Santander Holdings USA, Inc.
Senior Notes
3.70% due 03/28/2022	900,000	883,888
SunTrust Bank Senior Notes 3.50% due 08/02/2022	137,000	136,590
		3,746,875
Banks-Super Regional — 0.8%
Citibank NA Senior Notes 2.13% due 10/20/2020	313,000	306,797
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	645,891
Wells Fargo & Co. Senior Notes 2.63% due 07/22/2022	1,395,000	1,345,144
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	377,000	355,295
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	610,354
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	865,552
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,293,000	1,259,284
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	985,000	945,675
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	305,000	279,780

Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	286,983
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	290,000	314,509
Wells Fargo Bank NA Senior Notes 3.55% due 08/14/2023	268,000	266,867
		7,482,131
Batteries/Battery Systems — 0.0%
Energizer Gamma Acquisition, Inc. Senior Sec. Notes 6.38% due 07/15/2026*	150,000	137,625
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	86,000	83,850
		221,475
Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023*	88,000	87,695
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	224,000	222,964
		310,659
Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	1,285,000	1,230,430
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	175,000	169,029
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	770,000	709,121
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	385,000	385,762
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	115,000	104,963
		2,599,305
Brewery — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	167,000	157,907
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	743,000	689,057
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046*	102,000	94,593
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	152,000	149,476
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	1,800,000	1,750,227
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	540,000	528,199
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	925,000	829,040
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	1,114,000	969,435
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	249,000	320,157
		5,488,091
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.50% due 06/15/2022*	161,000	158,969
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	833,000	812,619
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024*	186,000	182,189
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	509,000	488,931
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	550,000	554,053
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	135,000	121,162
		2,317,923
Building & Construction Products-Misc. — 0.0%
Owens Corning Senior Notes 4.30% due 07/15/2047	268,000	201,819
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	90,156
		291,975
Building & Construction-Misc. — 0.0%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	63,000	59,850

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	84,000	78,540
		138,390
Building-Heavy Construction — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	71,000	72,154
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	120,000	111,600
		183,754
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	117,000	100,035
William Lyon Homes, Inc. Company Guar. Notes 6.00% due 09/01/2023	84,000	75,600
		175,635
Cable/Satellite TV — 1.4%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	101,000	101,252
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	36,000	33,120
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	85,000	81,494
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	455,000	459,371
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	880,000	875,037
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	23,000	21,413
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	270,000	244,666
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	640,000	599,308
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	78,000	80,063
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,115,000	2,174,090
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	895,000	769,884
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	243,000	243,583
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	58,000	53,691
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	395,000	399,676
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	624,000	560,032
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	455,000	462,022
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	785,000	793,876
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	541,000	546,290
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	290,000	294,829
Comcast Corp.
Company Guar. Notes
6.40% due 05/15/2038	57,000	66,868
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	179,000	222,375
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	445,000	428,194
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	1,192,000	1,146,708
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	480,000	437,626
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	270,000	251,100

DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	395,000	328,837
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	310,000	249,210
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	119,382
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,100,000	1,128,864
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	540,000	543,015
		13,715,876
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026*	110,000	103,950
Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	521,000	534,676
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	417,000	409,181
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	595,000	584,588
		1,528,445
Chemicals-Diversified — 0.4%
Dow Chemical Co. Senior Notes 4.80% due 11/30/2028*	136,000	138,375
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	1,560,000	1,594,554
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	1,994,000	2,058,609
DowDuPont, Inc. Senior Notes 5.42% due 11/15/2048	186,000	193,243
		3,984,781
Chemicals-Fibers — 0.0%
Rayonier AM Products, Inc. Company Guar. Notes 5.50% due 06/01/2024*	100,000	88,250
Chemicals-Specialty — 0.0%
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	125,000	115,000
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	96,000	121,845
		236,845
Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	129,000	122,228
Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	16,000	13,620
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	530,000	494,049
		507,669
Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	197,000	190,057
Commercial Services-Finance — 0.3%
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	2,465,000	2,439,857
Refinitiv US Holdings, Inc.
Senior Sec. Notes
6.25% due 05/15/2026*	26,000	25,090
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	115,000	105,081
		2,570,028
Computer Services — 0.1%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	145,000	132,131
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	480,000	470,802
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022	262,000	255,089
		858,022
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	85,000	66,300
Computers — 0.2%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	153,000	153,187

Apple, Inc. Senior Notes 3.45% due 02/09/2045	160,000	141,676
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	490,642
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	155,000	155,701
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	132,000	143,464
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	65,000	62,672
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	500,000	466,717
		1,614,059
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	113,000	67,800
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	80,000	75,700
		143,500
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	1,430,000	1,240,525
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	75,000	67,125
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	44,000	46,860
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	105,000	99,750
		146,610
Containers-Paper/Plastic — 0.1%
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	95,000	81,700
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	71,000	70,468
Westrock Co. Company Guar. Notes 4.65% due 03/15/2026*	1,175,000	1,192,955
		1,345,123
Cosmetics & Toiletries — 0.0%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	75,000	64,500
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	76,000	68,020
		132,520
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	455,000	452,005
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	127,000	126,745
		578,750
Diagnostic Equipment — 0.1%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	99,000	89,100
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	255,000	235,326
Thermo Fisher Scientific, Inc.
Senior Notes
3.00% due 04/15/2023	260,000	252,951
		577,377
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	80,000	73,400
Diversified Banking Institutions — 5.0%
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,835,000	1,766,791
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,525,000	1,482,313
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	2,210,000	2,112,962
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	254,000	250,928
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	194,000	193,538
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	724,699

Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,839,000	2,728,750
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	795,000	764,020
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	762,732
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	345,000	332,563
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	209,000	202,255
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	530,000	494,273
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,172,986
Citigroup, Inc. FRS Senior Notes 3.74% (3 ML+1.10%) due 05/17/2024	1,940,000	1,892,683
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	1,270,000	1,235,647
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	2,025,000	1,947,283
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	265,000	255,411
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	93,000	90,585
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046(11)	69,000	63,788
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	335,000	351,545
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	88,000	96,560
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	1,115,000	1,075,096
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	2,875,000	2,792,224
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,533,648
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	269,000	258,237
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	1,415,000	1,315,059
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	375,000	370,040
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	751,000	660,885
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	1,035,000	996,072
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	182,000	174,288
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	495,000	470,976
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045(11)	575,000	537,705
Goldman Sachs Group, Inc.
Senior Notes
6.25% due 02/01/2041	610,000	695,740
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037(11)	654,000	738,552
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	284,000	279,996
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,067,410
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	995,000	987,099
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,230,000	1,164,692
JPMorgan Chase & Co. FRS Senior Notes 3.72% (3 ML+1.23%) due 10/24/2023	460,000	459,884
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	990,000	991,787
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	633,000	574,883
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	375,000	367,636
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	250,000	232,521
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	460,497

JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	125,000	140,828
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038(11)	650,000	840,632
Morgan Stanley Senior Notes 2.50% due 04/21/2021	275,000	269,169
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,336,096
Morgan Stanley Senior Notes 3.59% due 07/22/2028	3,230,000	3,053,977
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	501,529
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	399,295
Morgan Stanley Senior Notes 3.88% due 01/27/2026	810,000	790,051
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	550,000	518,537
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	966,819
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	170,000	165,207
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	991,000	1,010,490
		47,119,869
Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	485,000	480,421
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	1,200,000	1,158,906
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	185,000	205,096
		1,364,002
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	420,948
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048*	319,000	321,162
Sempra Energy Senior Notes 2.40% due 02/01/2020	750,000	739,915
		1,482,025
Electric-Generation — 0.1%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	118,000	119,419
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*	475,000	457,187
		576,606
Electric-Integrated — 1.8%
AES Corp. Senior Notes 4.00% due 03/15/2021	85,000	83,513
Ameren Illinois Co. 1st Mtg. Bonds 4.50% due 03/15/2049	158,000	167,066
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	345,000	328,190
Berkshire Hathaway Energy Co.
Senior Notes
6.13% due 04/01/2036	197,000	235,812
Consumers Energy Co. 1st Mtg. Notes 4.35% due 04/15/2049	111,000	115,282
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	297,000	318,099
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	750,000	738,882
Duke Energy Carolinas LLC 1st Mtg. Bonds 3.95% due 11/15/2028	161,000	165,173
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	76,860
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	48,517
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	59,981
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,110,000	1,111,756
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	785,000	676,371
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	195,000	211,065
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	143,000	141,070

Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	873,732
Evergy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	93,363
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	234,729
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	560,523
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	193,000	188,735
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	114,000	113,451
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	185,000	179,304
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	83,000	82,868
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	421,000	531,954
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	869,000	849,261
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	346,064
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	740,000	720,389
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	236,000	222,065
Nevada Power Co. General Ref. Mtg. 2.75% due 04/15/2020	129,000	128,708
Pacific Gas & Electric Co VRS Senior Notes 3.75% due 08/15/2042(3)	60,000	44,510
Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026	185,000	152,105
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027	1,228,000	1,002,108
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	728,000	631,342
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	230,000	197,120
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	229,000	203,141
Pacific Gas & Electric Co. Senior Notes 4.25% due 03/15/2046	75,000	58,272
Pacific Gas & Electric Co. Senior Notes 4.30% due 03/15/2045	52,000	41,182
Pacific Gas & Electric Co. Senior Notes 4.45% due 04/15/2042	33,000	26,461
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	470,000	385,900
Pacific Gas & Electric Co. Senior Notes 5.13% due 11/15/2043	30,000	25,859
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	580,000	537,403
Public Service Co. of Colorado
1st Mtg. Bonds
3.70% due 06/15/2028	170,000	172,077
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	117,000	115,062
South Carolina Electric & Gas Co. 1st Mtg. Notes 3.50% due 08/15/2021	435,000	436,221
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.25% due 08/15/2028	420,000	435,423
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	76,000	74,920
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	600,000	554,065
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	270,000	277,594
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	110,000	109,725
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	196,000	185,562
Southern Co. Senior Notes 2.95% due 07/01/2023	655,000	632,530
Southern Co. Senior Notes 3.25% due 07/01/2026	595,000	557,368
Southern Co. Senior Notes 4.40% due 07/01/2046	145,000	133,322

Tucson Electric Power Co. Senior Bonds 4.85% due 12/01/2048	104,000	108,174
		16,700,229
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029*	160,000	186,741
Electronic Components-Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	800,000	790,009
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	920,000	830,540
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	2,410,000	2,280,103
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	645,000	578,632
Intel Corp. Senior Notes 2.45% due 07/29/2020	268,000	266,926
Intel Corp. Senior Notes 4.10% due 05/19/2046	160,000	155,472
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	865,000	843,734
		5,745,416
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	580,000	565,538
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	18,000	18,149
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	334,000	328,864
		912,551
Electronic Parts Distribution — 0.0%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	125,000	121,575
Electronic Security Devices — 0.0%
Allegion US Holding Co., Inc. Company Guar. Notes 3.20% due 10/01/2024	52,000	49,048
Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	110,000	106,150
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	1,235,000	1,203,095
Enterprise Software/Service — 0.1%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	119,000	118,107
Oracle Corp. Senior Notes 2.95% due 11/15/2024	130,000	126,605
Oracle Corp. Senior Notes 4.00% due 11/15/2047	450,000	419,265
		663,977
Finance-Consumer Loans — 0.0%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	117,000	101,790
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	50,000	40,625
SLM Corp. Senior Notes 5.63% due 08/01/2033	150,000	99,000
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	125,000	111,875
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	37,000	33,022
		386,312
Finance-Credit Card — 0.1%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	100,000	99,860
American Express Co. Senior Notes 2.50% due 08/01/2022	356,000	343,604
American Express Co. Senior Notes 3.40% due 02/27/2023	435,000	430,952
American Express Co. Senior Notes 4.20% due 11/06/2025	96,000	97,861
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	127,000	116,324
		1,088,601
Finance-Investment Banker/Broker — 0.0%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	112,000	96,041

Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)(11)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)(11)	99,000	10
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	90,000	84,375
		180,439
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	125,000	116,875
Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	242,000	238,503
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	128,000	124,066
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	104,000	101,203
		463,772
Food-Catering — 0.0%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026	15,000	14,100
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	73,000	69,766
Food-Misc./Diversified — 0.4%
Conagra Brands, Inc. Senior Notes 3.80% due 10/22/2021	230,000	230,081
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	303,000	303,960
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	190,000	179,539
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	97,000	89,334
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	216,000	197,681
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	815,000	671,418
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	2,050,000	2,026,874
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	196,000	196,819
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	184,000	184,824
		4,080,530
Food-Retail — 0.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	161,000	140,875
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	525,000	514,385
Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. Senior Sec. Notes 5.00% due 10/15/2025*	90,000	80,325
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(8)(11)	1,320	25
		80,350
Gas-Distribution — 0.0%
Nisource Finance Corp. Senior Notes 5.65% due 02/01/2045	97,000	105,604
Hotels/Motels — 0.0%
Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024	85,000	80,962
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	75,000	68,813
		149,775
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	284,884
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	295,000	299,312
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	595,580
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	102,000	97,989
		1,277,765

Insurance-Life/Health — 0.0%
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048*	58,000	51,448
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	151,000	112,442
		163,890
Insurance-Multi-line — 0.0%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	117,000	132,187
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	205,000	204,651
		336,838
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	114,000	170,879
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	191,684
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	324,000	317,662
		680,225
Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	166,000	164,594
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	85,000	80,325
		244,919
Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.20% due 08/15/2048	515,000	510,641
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	135,000	133,988
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	85,000	85,744
Investment Companies — 0.0%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	60,000	57,000
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	123,000	119,472
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	83,000	83,219
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	174,000	174,954
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	63,000	58,669
		436,314
Machinery-Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	214,000	213,769
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	261,000	257,936
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	148,000	145,971
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	89,000	89,931
		493,838
Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	294,000	291,071
Machinery-Thermal Process — 0.0%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	67,000	64,655
Medical Instruments — 0.2%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	1,230,000	1,193,877
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	193,000	192,012
		1,385,889
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	207,000	198,114
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	155,000	151,900
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	204,000	195,770
		545,784
Medical Products — 0.4%
Baxter International, Inc. Senior Notes 3.50% due 08/15/2046	143,000	118,067

Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	2,340,000	2,247,516
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	1,345,000	1,272,152
		3,637,735
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	700,000	684,281
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	24,000	23,818
Celgene Corp. Senior Notes 3.63% due 05/15/2024	140,000	136,543
Celgene Corp. Senior Notes 4.55% due 02/20/2048	119,000	103,125
Celgene Corp. Senior Notes 4.63% due 05/15/2044	50,000	43,922
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	190,000	189,553
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	514,140
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	1,160,000	1,068,523
		2,763,905
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 4.88% due 11/14/2048	80,000	74,640
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	1,060,000	1,031,657
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	131,000	131,499
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,475,000	1,484,408
Pfizer, Inc. Senior Notes 3.00% due 09/15/2021	90,000	90,537
		2,812,741
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028*	565,000	526,595
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	290,000	239,118
		765,713
Medical-HMO — 0.6%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	375,000	356,628
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	785,000	769,985
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	385,561
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	780,000	791,489
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	596,000	577,706
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	600,000	605,173
UnitedHealth Group, Inc. Senior Notes
3.70% due 12/15/2025	65,000	65,649
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	505,000	511,195
UnitedHealth Group, Inc. Senior Notes 4.25% due 04/15/2047	130,000	128,868
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	345,000	344,808
UnitedHealth Group, Inc. Senior Notes 4.45% due 12/15/2048	116,000	119,403
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	800,000	846,400
		5,502,865
Medical-Hospitals — 0.0%
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	20,000	19,700
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	70,000	69,475
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	150,000	146,250
		235,425
Medical-Wholesale Drug Distribution — 0.1%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	75,000	76,821

Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	930,000	895,902
		972,723
Metal Processors & Fabrication — 0.0%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	40,000	35,400
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	84,000	78,960
		114,360
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	99,000	91,575
Metal-Iron — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	100,000	90,000
Multimedia — 0.5%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	74,000	67,895
Time Warner, Inc. Company Guar. Notes 2.95% due 07/15/2026	545,000	487,248
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	132,000	118,440
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	2,550,000	2,540,048
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	450,000	355,304
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	1,155,000	1,083,740
		4,652,675
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	629,000	620,665
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.95% due 04/01/2023	215,000	189,737
Office Supplies & Forms — 0.0%
Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028	221,000	222,951
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	115,000	97,451
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	415,000	434,646
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	248,000	267,839
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	85,000	79,050
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	75,000	53,625
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	179,000	176,168
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	82,000	84,050
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	100,000	73,000
Hess Corp. Senior Notes 4.30% due 04/01/2027	1,385,000	1,269,122
Hess Corp. Senior Notes 5.60% due 02/15/2041	195,000	171,587
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	162,306
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	257,245
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	119,000	105,315
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	375,000	418,073
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	69,000	65,377
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	350,000	328,340
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	83,000	93,026
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	94,000	92,120
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	80,000	66,400

Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	49,000	8,820
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	75,000	70,875
WildHorse Resource Development Corp. Company Guar. Notes 6.88% due 02/01/2025(11)	85,000	80,325
		4,454,760
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.25% due 05/06/2022	206,000	204,214
Chevron Corp. Senior Notes 3.19% due 06/24/2023	490,000	489,232
		693,446
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	94,000	82,720
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028*	445,000	417,604
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	20,000	19,200
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	16,000	15,040
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	565,000	545,783
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	900,000	825,603
		1,823,230
Oil-Field Services — 0.0%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	59,000	57,230
Calfrac Holdings LP Senior Notes 8.50% due 06/15/2026*	85,000	60,350
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	48,000	45,600
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	83,000	50,630
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026*	64,000	61,440
		275,250
Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	255,000	258,534
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	351,000	354,340
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	112,000	116,052
International Paper Co. Senior Notes 7.30% due 11/15/2039	115,000	135,554
		864,480
Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	128,000	126,614
Pharmacy Services — 1.0%
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*	770,000	768,916
Cigna Corp.
Company Guar. Notes 4.38% due 10/15/2028*	3,910,000	3,931,821
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038*	148,000	145,353
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048*	146,000	142,846
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	800,000	798,415
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	765,000	757,367
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	145,000	138,947
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,110,000	1,079,597
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,140,000	1,109,686
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	72,801	71,286

CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	50,972	53,588
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	94,855	102,160
		9,099,982
Pipelines — 1.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	1,045,000	986,485
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	240,000	216,068
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	190,000	179,370
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	129,000	122,114
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	95,000	91,438
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	390,000	384,361
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	43,000	38,493
Energy Transfer Partners LP Company Guar. Notes 6.63% due 10/15/2036	35,000	35,941
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	54,000	48,695
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	46,000	35,938
Enterprise Products Operating LLC Company Guar. Notes 4.80% due 02/01/2049	140,000	136,003
EQT Midstream Partners LP Senior Notes 4.75% due 07/15/2023	490,000	488,946
EQT Midstream Partners LP Senior Notes 5.50% due 07/15/2028	610,000	597,434
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	74,000	63,455
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	70,000	64,750
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	85,000	83,300
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024	154,000	153,770
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	130,000	118,964
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	53,000	59,113
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	102,000	104,500
MPLX LP Senior Notes 4.00% due 03/15/2028	544,000	509,864
MPLX LP Senior Notes 4.13% due 03/01/2027	577,000	549,370
MPLX LP Senior Notes 4.70% due 04/15/2048	250,000	217,126
MPLX LP Senior Notes 5.20% due 03/01/2047	310,000	285,354
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	156,000	151,710
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	430,000	411,303
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	112,000	105,560
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	37,000	33,670
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	93,000	88,350
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	55,000	48,682
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	980,000	942,413
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	275,000	259,635

Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	300,000	293,352
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	1,065,000	1,042,806
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	1,125,000	1,051,565
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	138,000	133,455
Western Gas Partners LP Senior Notes 4.75% due 08/15/2028	660,000	628,264
Western Gas Partners LP Senior Notes 5.50% due 08/15/2048	55,000	48,964
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	277,000	270,216
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	125,000	125,629
		11,206,426
Poultry — 0.0%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	115,000	104,363
Publishing-Books — 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	95,000	74,100
Quarrying — 0.0%
Hi-Crush Partners LP Senior Notes 9.50% due 08/01/2026*	147,000	108,045
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	58,000	54,230
Real Estate Investment Trusts — 0.4%
Boston Properties LP Senior Notes 4.50% due 12/01/2028	224,000	229,028
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	735,000	706,544
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	425,000	403,200
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	88,000	84,700
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	56,000	55,413
ERP Operating LP Senior Notes 4.15% due 12/01/2028	104,000	105,974
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	125,000	116,250
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	85,000	76,500
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	50,000	44,125
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	635,000	621,049
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	120,000	118,681
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	90,000	78,525
iStar, Inc. Senior Notes
5.25% due 09/15/2022	106,000	99,100
iStar, Inc. Senior Notes 6.00% due 04/01/2022	48,000	46,440
Kimco Realty Corp. Senior Notes 4.25% due 04/01/2045	71,000	62,841
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	105,000	96,009
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	100,000	92,677
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	183,000	187,331
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	100,000	90,000
UDR, Inc. Company Guar. Notes 3.50% due 01/15/2028	61,000	57,772
UDR, Inc. Company Guar. Notes 4.40% due 01/26/2029	155,000	156,333

Welltower, Inc. Senior Notes 3.95% due 09/01/2023	97,000	97,242
		3,625,734
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	135,000	126,225
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023*	80,000	78,775
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	120,000	104,400
		309,400
Real Estate Operations & Development — 0.0%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	85,000	83,088
Rental Auto/Equipment — 0.0%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	85,000	68,000
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	86,000	72,670
United Rentals North America, Inc. Company Guar. Notes 6.50% due 12/15/2026	88,000	86,680
		227,350
Retail-Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	109,000	105,185
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024	157,000	145,250
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	75,000	69,000
		214,250
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	425,000	357,353
Home Depot, Inc. Senior Notes 4.50% due 12/06/2048	217,000	224,028
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	215,000	175,341
		756,722
Retail-Discount — 0.2%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	610,000	616,286
Walmart, Inc. Senior Notes 3.70% due 06/26/2028	355,000	360,301
Walmart, Inc. Senior Notes 3.95% due 06/28/2038	490,000	485,464
		1,462,051
Retail-Leisure Products — 0.0%
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	89,000	80,990
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	363,000	350,782
Retail-Office Supplies — 0.0%
Staples, Inc. Company Guar. Notes 8.50% due 09/15/2025*	159,000	143,450
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes
5.38% due 06/01/2024*	62,000	59,675
Retail-Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	52,000	48,880
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	81,000	77,760
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	710,000	706,410
McDonald’s Corp. Senior Notes 4.45% due 09/01/2048	179,000	170,280
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	50,000	50,332
Starbucks Corp. Senior Notes 3.80% due 08/15/2025	620,000	613,129
Starbucks Corp. Senior Notes 4.00% due 11/15/2028	375,000	371,964
		2,038,755
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	108,000	98,955

Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	479,000	498,137
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	294,000	321,457
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	297,000	297,270
		1,116,864
Security Services — 0.0%
ADT Corp. Senior Sec. Notes 4.13% due 06/15/2023	115,000	105,225
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	161,000	154,903
Steel-Producers — 0.0%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026*	57,000	52,867
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	205,000	188,344
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	100,000	91,500
		332,711
Telecommunication Equipment — 0.0%
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025*	59,000	58,558
Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	1,773,000	1,675,460
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	382,000	342,960
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	999,000	859,935
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	410,000	364,037
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	463,000	431,696
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	205,505
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	198,000	190,822
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	136,000	72,760
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	140,000	72,100
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	105,000	98,057
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	70,000	67,465
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	2,125,000	2,097,557
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	385,000	360,843
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,091,906
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	2,027,000	2,111,458
		10,042,561
Television — 0.0%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	102,000	105,570
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	166,000	161,313
Gray Escrow, Inc. Senior Notes 7.00% due 05/15/2027*	65,000	63,256
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	74,000	68,228
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	16,000	14,917
		413,284
Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	1,345,000	1,024,507
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	200,000	186,493
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020	1,345,000	1,313,579
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	900,000	828,985
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	1,650,000	1,350,473

Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	825,000	728,037
		5,432,074
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	228,000	231,702
Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	135,000	132,028
Transport-Rail — 0.3%
CSX Corp. Senior Notes 3.25% due 06/01/2027	1,960,000	1,844,089
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	76,000	74,218
Norfolk Southern Corp. Senior Notes 5.10% due 12/31/2049	170,000	166,808
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	1,000,000	980,687
Union Pacific Corp. Senior Notes 4.50% due 09/10/2048	114,000	112,409
		3,178,211
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	445,000	381,022
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	185,000	166,196
		547,218
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	214,000	209,639
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. Senior Notes 3.91% due 08/27/2021*	473,000	475,943
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023*	700,000	699,408
		1,175,351
Total U.S. Corporate Bonds & Notes (cost $253,760,273)		244,557,062
FOREIGN CORPORATE BONDS & NOTES — 5.4%
Agricultural Chemicals — 0.3%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	150,000	142,875
Nutrien, Ltd. Senior Notes 4.90% due 06/01/2043	200,000	191,105
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*	206,000	198,528
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*	895,000	846,266
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*	1,205,000	1,117,456
		2,496,230
Airport Development/Maintenance — 0.0%
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*	210,000	184,485
Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	95,000	79,800
Toyota Industries Corp. Senior Notes
3.24% due 03/16/2023*	529,000	522,748
		602,548
Banks-Commercial — 0.4%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	279,000	276,239
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	470,000	460,190
BPCE SA Senior Notes 2.75% due 01/11/2023*	640,000	613,929
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	345,000	333,249
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	316,000	310,098
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	200,000	192,535
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	285,000	264,010
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*	275,000	234,860
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	265,000	242,920

National Australia Bank, Ltd. Senior Notes 3.63% due 06/20/2023	250,000	249,271
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	120,000	120,481
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	224,000	219,902
Westpac Banking Corp. Senior Notes 3.05% due 05/15/2020	124,000	124,087
		3,641,771
Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	250,000	221,245
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	109,000	97,555
Cable/Satellite TV — 0.0%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	200,000	183,500
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	200,000	187,024
		370,524
Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	67,000	66,189
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	1,840,000	1,784,926
		1,851,115
Chemicals-Diversified — 0.1%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	560,000	471,642
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	70,000	63,000
SABIC Capital II BV Company Guar. Notes 4.00% due 10/10/2023*	695,000	691,525
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	85,000	74,290
		1,300,457
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	755,000	732,785
Methanex Corp. Senior Notes 5.65% due 12/01/2044	253,000	226,956
		959,741
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	120,000	106,427
Containers-Paper/Plastic — 0.0%
Intertape Polymer Group, Inc. Senior Notes 7.00% due 10/15/2026*	75,000	74,063
Diversified Banking Institutions — 1.1%
Banco Santander SA Senior Notes 3.80% due 02/23/2028	800,000	711,578
Banco Santander SA Senior Notes 3.85% due 04/12/2023	800,000	777,331
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	360,000	346,941
BNP Paribas SA Senior Notes
3.38% due 01/09/2025*	1,235,000	1,162,230
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	240,000	233,669
BNP Paribas SA Senior Notes 4.40% due 08/14/2028*	1,260,000	1,229,812
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*	360,000	329,668
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	151,000	148,813
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	1,630,000	1,577,698
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,130,000	1,127,067
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	205,000	201,920
HSBC Holdings PLC Senior Notes 4.58% due 06/19/2029	440,000	436,145
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.76% due 07/26/2023	188,000	188,867
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.78% due 03/02/2025	41,000	40,964

Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023	531,000	529,875
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	200,000	196,246
Royal Bank of Scotland Group PLC Senior Notes 5.08% due 01/27/2030	209,000	201,532
UBS AG Senior Notes 2.45% due 12/01/2020*	420,000	412,151
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	340,000	298,440
		10,150,947
Diversified Financial Services — 0.0%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	333,000	321,363
Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	321,000	317,503
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 4.75% due 04/10/2027*	455,000	435,766
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	1,170,000	1,149,190
		1,584,956
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	1,030,000	952,399
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	980,000	879,144
		1,831,543
Electric-Generation — 0.2%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	1,499,000	1,408,041
Electric-Integrated — 0.1%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	309,000	288,940
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	225,000	198,483
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	340,000	326,864
		814,287
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	73,000	71,797
Food-Meat Products — 0.0%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	31,000	29,605
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	96,000	94,560
		124,165
Gold Mining — 0.0%
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027	112,000	96,740
Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	157,000	142,613
Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045(11)	118,000	122,017
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	69,000	69,461
Internet Application Software — 0.2%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	865,000	840,642
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	695,000	652,996
		1,493,638
Machinery-Farming — 0.0%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	177,000	160,993
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	112,000	112,549
		273,542
Machinery-Pumps — 0.0%
Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	112,000	109,733

Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	375,676
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	176,000	162,800
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,160,000	1,121,701
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	122,000	115,329
Takeda Pharmaceutical Co., Ltd. Senior Notes 4.40% due 11/26/2023*	319,000	322,494
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	245,000	211,005
		2,309,005
Medical-Generic Drugs — 0.2%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	515,000	506,782
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	495,000	484,092
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	395,000	394,816
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	726,000	661,686
		2,047,376
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	200,000	166,000
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	200,000	176,000
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	29,000	28,638
		370,638
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,170,000	1,263,600
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	555,000	641,025
		1,904,625
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	95,000	71,962
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	57,000	48,593
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	85,000	72,675
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	80,000	80,680
		273,910
Oil Companies-Exploration & Production — 0.4%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	1,710,000	1,613,078
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023	200,000	204,395
Encana Corp. Senior Notes 3.90% due 11/15/2021	650,000	650,550
MEG Energy Corp. Sec. Notes
6.50% due 01/15/2025*	123,000	124,845
Sinopec Group Overseas Development 2015, Ltd. Company Guar. Notes 2.50% due 04/28/2020	200,000	197,542
Tullow Oil PLC Senior Notes 7.00% due 03/01/2025*	540,000	500,850
		3,291,260
Oil Companies-Integrated — 0.1%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	177,000	161,216
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022	180,000	175,230
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	85,000	74,162
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029	62,000	57,815
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	200,000	174,600
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	227,000	187,704
Suncor Energy, Inc. Senior Notes 5.95% due 12/01/2034	78,000	86,820

YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	22,904,817	393,807
			1,311,354
Oil-Field Services — 0.0%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	200,000		164,000
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	60,000		58,500
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	31,000		29,915
Suzano Austria GmbH Senior Notes 6.00% due 01/15/2029*	285,000		290,843
			379,258
Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	345,000		332,527
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/2040	125,000		139,515
			472,042
Printing-Commercial — 0.0%
Cimpress NV Company Guar. Notes 7.00% due 06/15/2026*	150,000		144,000
Satellite Telecom — 0.1%
Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*	200,000		187,000
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	185,000		160,950
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*	82,000		79,540
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	97,000		100,880
			528,370
Security Services — 0.0%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	85,000		77,350
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	1,345,000		1,350,904
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	137,000		140,128
			1,491,032
SupraNational Banks — 0.0%
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	184,000		189,424
Telephone-Integrated — 0.4%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	160,000		158,901
Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*	2,055,000		1,952,250
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	700,000		633,214
Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	525,000		463,375
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	205,000		187,656
			3,395,396
Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	510,000		505,893
Transport-Equipment & Leasing — 0.0%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	75,000		71,625
Transport-Rail — 0.1%
Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021	124,000		123,154
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	425,000		437,897
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000		331,406
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	99,000		115,141
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	200,000		209,200
			1,216,798
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	385,000		358,050
Total Foreign Corporate Bonds & Notes (cost $54,705,387)			51,339,913

U.S. GOVERNMENT AGENCIES — 28.0%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	969,324
Federal Home Loan Mtg. Corp. — 5.5%
1.25% due 10/02/2019	1,272,000	1,258,856
2.38% due 01/13/2022	1,097,000	1,092,632
2.50% due 01/01/2028	128,774	127,338
2.50% due 04/01/2028	431,293	426,484
2.50% due 03/01/2031	244,934	239,161
2.50% due 10/01/2032	346,608	338,440
2.50% due 11/01/2032	1,128,045	1,101,459
3.00% due 08/01/2027	272,314	273,386
3.00% due 10/01/2042	259,546	255,264
3.00% due 11/01/2042	284,494	279,774
3.00% due 02/01/2043	526,211	513,956
3.00% due 04/01/2043	319,882	314,256
3.00% due 08/01/2043	1,195,624	1,174,702
3.00% due 07/01/2045	1,055,091	1,031,588
3.00% due 10/01/2045	548,549	535,882
3.00% due 08/01/2046	656,112	640,249
3.50% due 01/01/2032	794,910	806,077
3.50% due 11/01/2041	277,353	279,411
3.50% due 03/01/2042	137,184	138,202
3.50% due 08/01/2042	239,280	241,055
3.50% due 09/01/2043	92,497	93,174
3.50% due 03/01/2045	799,787	802,660
3.50% due 07/01/2045	1,763,433	1,769,417
3.50% due 08/01/2045	399,569	400,925
3.50% due 10/01/2045	734,048	736,539
3.50% due 11/01/2045	925,471	928,612
3.50% due 01/01/2046	33,687	33,798
3.50% due 11/01/2047	940,661	940,502
3.50% due January TBA	13,100,000	13,092,461
3.75% due 03/27/2019	796,000	798,455
3.99% (6 ML+1.49%) due 02/01/2037 FRS	23,818	24,490
4.00% due 09/01/2040	206,671	212,647
4.00% due 07/01/2044	346,842	354,519
4.00% due 10/01/2045	348,482	355,835
4.00% due January TBA	10,300,000	10,500,166
4.22% (12 ML+1.89%) due 11/01/2037 FRS	194,909	205,343
4.50% due 04/01/2044	74,040	76,745
4.50% due 05/01/2048	863,794	894,498
4.50% due January TBA	1,300,000	1,345,620
5.00% due 11/01/2043	376,936	400,241
5.00% due January TBA	2,000,000	2,094,487
5.50% due 01/01/2036	132,636	142,984
6.00% due 03/01/2040	10,782	11,778
6.25% due 07/15/2032	206,000	275,062
6.75% due 03/15/2031	100,000	135,962
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.04% due 10/25/2047*(3)(4)	730,000	726,937
Series 2018-K86, Class C 4.29% due 11/25/2051*(3)(4)	193,000	173,549
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K013, Class X1 VRS 0.52% due 01/25/2021(3)(4)(5)	2,005,689	18,936
Series K064, Class X1 VRS 0.61% due 03/25/2027(3)(4)(5)	5,160,415	216,985
Series K068, Class A2 3.24% due 08/25/2027(4)	1,113,000	1,108,263
Federal Home Loan Mtg. Corp. REMIC
Series 3883, Class PB 3.00% due 05/15/2041(1)	299,785	299,963
Series 4740, Class BA 3.00% due 09/15/2045(1)	465,878	463,771
Series 3820, Class DA 4.00% due 11/15/2035(1)	93,973	94,559
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 3.71% (1 ML+1.20%) due 08/25/2029(1)	364,193	365,302
Series 2018-HRP1, Class M2 4.16% (1 ML+1.65%) due 04/25/2043*(1)	187,159	187,385
Series 2015-DNA1, Class M2 4.36% (1 ML+1.85%) due 10/25/2027(1)	91,709	92,840
Series 2014-DN1, Class M2 4.71% (1 ML+2.20%) due 02/25/2024(1)	194,715	198,296
Series 2014-HQ2, Class M2 4.71% (1 ML+2.20%) due 09/25/2024(1)	340,310	347,433
Series 2015-HQA2, Class M2 5.31% (1 ML+2.80%) due 05/25/2028(1)	147,174	150,059
		52,139,370

Federal National Mtg. Assoc. — 17.9%
zero coupon due 10/09/2019	7,452,000	7,296,840
1.88% due 09/24/2026	837,000	778,787
2.50% due 04/01/2028	279,942	276,189
2.50% due 08/01/2031	899,386	878,684
2.50% due 01/01/2032	1,036,390	1,012,534
2.50% due January TBA	2,600,000	2,454,766
2.63% due 09/06/2024	2,025,000	2,017,949
2.88% due 11/01/2027	2,145,000	2,070,210
2.97% due 06/01/2030	1,235,000	1,173,361
3.00% due 04/01/2027	30,118	30,212
3.00% due 07/01/2027	1,510,000	1,472,437
3.00% due 10/01/2027	346,149	346,463
3.00% due 03/01/2030	938,721	939,347
3.00% due 10/01/2030	384,439	383,748
3.00% due 03/01/2042	510,948	502,564
3.00% due 12/01/2042	148,280	145,782
3.00% due 05/01/2043	360,371	354,173
3.00% due 02/01/2045	302,606	296,627
3.00% due 08/01/2046	466,158	455,214
3.00% due 09/01/2046	329,796	321,644
3.00% due 12/01/2046	517,470	504,680
3.00% due 01/01/2047	701,210	683,878
3.00% due 04/01/2047	1,501,607	1,464,472
3.00% due January TBA	2,600,000	2,593,551
3.16% due 08/01/2027	2,025,000	1,994,808
3.50% due 08/01/2026	136,324	137,990
3.50% due 09/01/2026	161,351	163,323
3.50% due 08/01/2027	25,719	26,034
3.50% due 10/01/2028	60,115	61,061
3.50% due 03/01/2042	303,578	305,947
3.50% due 08/01/2042	702,227	705,467
3.50% due 07/01/2045	246,814	247,671
3.50% due 08/01/2045	590,392	592,472
3.50% due 09/01/2045	533,818	535,726
3.50% due 10/01/2045	477,060	478,691
3.50% due 11/01/2045	543,705	545,004
3.50% due 12/01/2045	773,572	776,098
3.50% due 02/01/2046	331,593	332,625
3.50% due 03/01/2046	518,444	519,205
3.50% due 07/01/2046	824,913	827,606
3.50% due 12/01/2047	1,614,658	1,617,375
3.50% due 04/01/2048	1,594,279	1,596,362
3.50% due January TBA	79,100,000	79,086,096
4.00% due 10/01/2040	144,944	149,039
4.00% due 11/01/2040	267,352	274,906
4.00% due 10/01/2041	235,677	242,329
4.00% due 11/01/2041	209,983	216,024
4.00% due 01/01/2043	788,621	810,885
4.00% due 10/01/2044	442,025	451,540
4.00% due 02/01/2045	802,712	823,826
4.00% due 02/01/2046	54,474	55,586
4.00% due 01/01/2047	908,472	926,508
4.00% due 05/01/2047	206,398	210,475
4.00% due 07/01/2047	2,525,525	2,575,341
4.00% due 08/01/2047	420,813	429,092
4.00% due 06/01/2048	1,157,191	1,184,047
4.00% due January TBA	19,725,000	20,107,172
4.04% (6 ML+1.54%) due 09/01/2035	167,165	172,729
4.12% (12 ML+1.66%) due 07/01/2039	135,621	141,351
4.15% (12 ML+1.57%) due 05/01/2037	38,505	40,130
4.29% (1 Yr USTYCR+2.26%) due 11/01/2036	73,804	77,886
4.42% (12 ML+1.76%) due 05/01/2040	181,863	189,832
4.50% due 10/01/2024	34,578	35,217
4.50% due 06/01/2039	143,412	149,233
4.50% due 05/01/2041	83,179	86,924
4.50% due 03/01/2042	284,790	297,772
4.50% due 08/01/2045	897,138	945,045
4.50% due 11/01/2047	828,305	858,349
4.50% due 06/01/2048	1,459,249	1,512,123
4.52% (12 ML+1.91%) due 08/01/2035 FRS	115,055	121,046
4.52% (1 Yr USTYCR+2.21%) due 10/01/2035 FRS	197,163	207,563
4.57% (12 ML+1.82%) due 10/01/2040 FRS	41,907	43,703
4.67% (12 ML+1.83%) due 10/01/2040 FRS	102,431	107,010
5.00% due 05/01/2040	226,329	240,252
5.00% due 06/01/2040	20,870	22,135
5.00% due 07/01/2040	516,834	548,627
5.00% due 02/01/2045	556,883	592,301
5.50% due 12/01/2029	33,455	35,395
5.50% due 08/01/2037	127,462	137,179
5.50% due 06/01/2038	75,561	81,119
5.50% due January TBA	1,900,000	2,010,437
6.00% due 11/01/2038	8,647	9,432
6.00% due 06/01/2040	69,414	75,739
6.50% due 10/01/2037	779	860
6.63% due 11/15/2030	871,000	1,167,512
7.25% due 05/15/2030	2,260,000	3,140,354
Fannie Mae Connecticut Avenue Securities FRS
Series 2018-C05, Class 1M1 3.23% (1 ML+0.72%) due 01/25/2031(1)	807,001	805,088
Series 2016-C07, Class 2M2 6.86% (1 ML+4.35%) due 05/25/2029(1)	940,000	1,017,970
Series 2014-C04, Class 1M2 7.41% (1 ML+4.90%) due 11/25/2024(1)	313,786	350,229
Series 2015-C04, Class 1M2 8.21% (1 ML+5.70%) due 04/25/2028(1)	156,357	176,516

Series 2016-C02, Class 1M2 8.51% (1 ML+6.00%) due 09/25/2028(1)	113,000	129,707
Federal National Mtg. Assoc., REMIC
Series 2012-21, Class PQ 2.00% due 09/25/2041(1)	260,308	249,524
Series 2012-18, Class GA 2.00% due 12/25/2041(1)	506,398	488,145
Series 2012-75, Class KC 2.50% due 12/25/2041(1)	536,969	525,358
Series 2015-48, Class QB 3.00% due 02/25/2043(1)	718,017	712,501
Series 2017-94, Class DA 3.00% due 06/25/2045(1)	137,032	136,035
Series 2017-72, Class B 3.00% due 09/25/2047(1)	646,664	644,293
Series 2017-72, Class CD 3.00% due 09/25/2047(1)	663,798	662,396
Series 2018-27, Class EA 3.00% due 05/25/2048(1)	705,644	693,544
Series 2017-96, Class PA 3.00% due 12/25/2054(1)	732,622	726,497
Series 2012-52, Class PA 3.50% due 05/25/2042(1)	277,937	283,866
Series 2018-38, Class PC 3.50% due 03/25/2045(1)	720,029	730,061
Series 2018-77, Class PA 3.50% due 02/25/2048(1)	333,518	337,455
Series 2018-23, Class LA 3.50% due 04/25/2048(1)	613,437	633,917
Series 2018-72, Class BA 3.50% due 07/25/2054(1)	962,276	974,323
		170,785,123
Government National Mtg. Assoc. — 4.4%
3.00% due 02/20/2045	284,166	281,980
3.00% due 05/20/2045	229,441	226,730
3.00% due 07/20/2045	51,354	50,737
3.00% due January TBA	7,000,000	6,893,223
3.50% due 03/20/2045	190,455	192,036
3.50% due 04/20/2045	294,287	296,731
3.50% due 07/20/2045	90,649	91,402
3.50% due 03/20/2047	480,831	484,024
3.50% due January TBA	14,300,000	14,389,934
4.00% due 03/15/2039	95,610	98,030
4.00% due 04/15/2039	8,178	8,385
4.00% due 05/15/2039	36,727	37,657
4.00% due 08/15/2039	9,434	9,673
4.00% due 10/15/2039	38,278	39,247
4.00% due 03/15/2040	31,333	32,126
4.00% due 09/15/2040	27,268	28,020
4.00% due 10/15/2040	20,939	21,590
4.00% due 12/15/2040	13,879	14,272
4.00% due 01/15/2041	4,422	4,534
4.00% due 02/15/2041	8,218	8,476
4.00% due 06/15/2041	118,070	121,771
4.00% due 07/15/2041	27,011	27,844
4.00% due 08/15/2041	310,821	319,924
4.00% due 09/15/2041	57,745	59,522
4.00% due 10/15/2041	131,436	135,328
4.00% due 11/15/2041	135,607	139,469
4.00% due 12/15/2041	133,646	137,459
4.00% due 01/15/2042	28,854	29,675
4.00% due 02/15/2042	6,956	7,132
4.00% due 03/15/2042	98,777	101,808
4.00% due 04/15/2042	4,233	4,340
4.00% due 03/20/2044	129,465	133,551
4.00% due 07/20/2045	368,162	378,799
4.00% due 10/20/2045	63,735	65,495
4.00% due January TBA	6,500,000	6,655,391
4.50% due 09/15/2033	54,721	57,111
4.50% due 03/15/2039	79,497	83,040
4.50% due 05/15/2039	44,188	46,132
4.50% due 07/15/2039	25,676	26,811
4.50% due 10/15/2039	91,114	95,108
4.50% due 01/15/2040	27,839	29,068
4.50% due 02/15/2040	48,880	51,057
4.50% due 03/15/2040	30,998	32,098
4.50% due 04/15/2040	1,515	1,582
4.50% due 05/15/2040	7,186	7,507
4.50% due 07/15/2040	29,510	30,811
4.50% due 04/15/2041	10,323	10,690
4.50% due 05/15/2041	123,937	129,123
4.50% due 06/15/2041	15,603	16,199
4.50% due 07/15/2041	105,373	109,753
4.50% due 08/15/2041	58,715	61,304
4.50% due 04/20/2047	230,062	239,272
4.50% due January TBA	6,800,000	7,036,273
5.00% due 06/15/2033	2,135	2,262
5.00% due 08/15/2033	17,074	18,104
5.00% due 09/15/2033	35,228	37,325
5.00% due 10/15/2033	17,375	18,406
5.00% due 11/15/2033	3,836	4,079
5.00% due 06/15/2034	52,691	55,252
5.00% due 05/15/2035	2,702	2,808
5.00% due 09/15/2035	2,245	2,380
5.00% due 11/15/2035	88,677	92,179
5.00% due 02/15/2036	24,850	25,835
5.00% due 02/20/2036	90,878	96,464
5.00% due 05/15/2036	79,438	83,979
5.00% due 06/15/2036	19,325	20,082
5.00% due 08/15/2038	268,653	281,031
5.50% due 02/15/2032	489	520
5.50% due 03/15/2032	4,088	4,372
5.50% due 12/15/2032	3,810	4,075
5.50% due 01/15/2033	2,058	2,226
5.50% due 02/15/2033	11,202	11,995
5.50% due 03/15/2033	50,296	53,751
5.50% due 04/15/2033	43,036	46,356
5.50% due 06/15/2033	48,928	52,480
5.50% due 07/15/2033	201,021	215,250
5.50% due 08/15/2033	41,416	44,183
5.50% due 09/15/2033	9,602	10,345
5.50% due 11/15/2033	33,952	36,050
5.50% due 12/15/2033	1,435	1,524
5.50% due 01/15/2034	69,178	74,513
5.50% due 02/15/2034	29,493	31,315
6.00% due 04/15/2028	80,327	87,432

6.00% due 01/15/2029	15,333	16,450
6.00% due 03/15/2029	20,232	21,706
6.00% due 11/15/2031	3,457	3,709
6.00% due 12/15/2031	3,387	3,633
6.00% due 04/15/2032	11,626	12,644
6.00% due 09/15/2032	9,830	10,698
6.00% due 10/15/2032	64,085	69,751
6.00% due 11/15/2032	17,787	19,359
6.00% due 01/15/2033	2,496	2,717
6.00% due 02/15/2033	24,392	26,655
6.00% due 03/15/2033	8,421	9,138
6.00% due 09/15/2033	13,710	14,709
6.00% due 01/15/2034	77,169	82,790
6.00% due 03/15/2034	14,703	15,775
6.00% due 05/15/2034	2,134	2,289
6.00% due 07/15/2034	3,978	4,268
6.00% due 08/15/2034	75,686	81,199
6.00% due 09/15/2034	3,576	3,850
6.00% due 11/15/2034	67,866	72,810
6.00% due 03/15/2035	41,331	44,342
6.00% due 08/15/2035	38,788	41,624
6.00% due 01/15/2036	27,390	29,809
6.00% due 02/15/2036	36,234	38,873
6.00% due 04/15/2036	42,885	46,008
6.00% due 05/15/2036	28,444	30,772
6.00% due 06/15/2036	44,073	47,824
6.00% due 07/15/2036	4,000	4,291
6.00% due 08/15/2036	47,949	52,112
6.00% due 09/15/2036	12,473	13,382
6.00% due 10/15/2036	149,377	160,547
6.00% due 11/15/2036	41,548	45,206
6.00% due 12/15/2036	11,809	12,669
6.50% due 09/15/2028	3,502	3,771
6.50% due 09/15/2031	6,739	7,258
6.50% due 10/15/2031	3,838	4,134
6.50% due 11/15/2031	1,157	1,246
6.50% due 12/15/2031	3,817	4,110
7.50% due 09/15/2030	17,126	17,352
		42,085,307
Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	577,000	656,491
Total U.S. Government Agencies (cost $265,554,016)		266,635,615
U.S. GOVERNMENT TREASURIES — 36.1%
United States Treasury Bonds — 9.2%
2.00% due 11/15/2026	4,490,000	4,286,021
2.13% due 08/15/2021	6,481,000	6,422,013
2.25% due 08/15/2046	3,662,000	3,129,723
2.50% due 02/15/2045	5,500,000	4,984,375
2.50% due 02/15/2046	1,638,000	1,478,807
2.50% due 05/15/2046	3,258,000	2,938,182
2.75% due 08/15/2042	2,787,000	2,667,899
2.75% due 11/15/2042	1,787,000	1,708,609
2.75% due 08/15/2047	568,000	537,936
2.75% due 11/15/2047	1,004,000	949,996
2.88% due 05/15/2043	1,774,000	1,731,798
2.88% due 08/15/2045	2,826,000	2,752,480
2.88% due 11/15/2046	499,000	485,180
3.00% due 05/15/2042	875,000	875,957
3.00% due 05/15/2045	787,000	785,494
3.00% due 11/15/2045	4,773,000	4,763,118
3.00% due 02/15/2047	648,000	646,178
3.00% due 05/15/2047	3,224,000	3,210,147
3.00% due 02/15/2048	170,000	169,090
3.00% due 08/15/2048	500,000	497,637
3.13% due 02/15/2043	1,267,000	1,292,389
3.13% due 08/15/2044	3,329,000	3,398,311
3.13% due 05/15/2048	4,862,800	4,955,117
3.38% due 05/15/2044	869,000	925,553
3.38% due 11/15/2048	1,188,000	1,270,418
3.63% due 08/15/2043	3,158,000	3,495,635
3.63% due 02/15/2044	4,740,000	5,250,661
3.75% due 11/15/2043	860,000	971,296
3.88% due 08/15/2040	640,000	734,925
4.25% due 11/15/2040	1,100,000	1,329,281
4.38% due 11/15/2039	1,082,000	1,326,549
4.38% due 05/15/2040	953,000	1,169,882
4.50% due 02/15/2036	1,034,000	1,274,486
4.63% due 02/15/2040	1,159,000	1,468,851
4.75% due 02/15/2041	1,123,000	1,451,170
5.25% due 11/15/2028	1,045,000	1,272,777
5.25% due 02/15/2029	1,966,000	2,403,051
5.38% due 02/15/2031	1,289,000	1,637,634
6.13% due 11/15/2027	544,000	691,156
6.25% due 08/15/2023	1,613,000	1,873,600
6.38% due 08/15/2027	1,217,000	1,563,750
6.75% due 08/15/2026	377,000	484,636
7.88% due 02/15/2021	1,267,000	1,406,469
8.75% due 05/15/2020	1,035,000	1,120,428
		87,788,665
United States Treasury Notes — 26.9%
0.38% due 07/15/2027 TIPS(12)(15)(16)	15,093,638	14,318,713
1.00% due 06/30/2019	2,550,000	2,530,875
1.00% due 11/30/2019	629,000	619,737
1.13% due 12/31/2019	1,863,000	1,835,564
1.13% due 04/30/2020	2,743,000	2,691,354
1.13% due 02/28/2021	2,872,000	2,789,093
1.13% due 07/31/2021	2,131,000	2,058,995
1.13% due 08/31/2021	3,679,000	3,551,097
1.13% due 09/30/2021	2,760,000	2,661,998
1.25% due 01/31/2020	1,186,000	1,168,859
1.25% due 02/29/2020	7,378,000	7,264,448
1.25% due 10/31/2021	7,625,000	7,370,635
1.38% due 02/29/2020	6,085,000	5,999,905
1.38% due 05/31/2020	4,553,000	4,479,547
1.38% due 08/31/2020	3,758,000	3,687,097
1.38% due 10/31/2020	2,717,000	2,661,811
1.38% due 05/31/2021	2,443,000	2,380,207
1.50% due 07/15/2020	3,447,000	3,393,006
1.50% due 01/31/2022	12,752,000	12,387,871
1.50% due 02/28/2023	6,709,000	6,445,619

1.50% due 08/15/2026	3,171,000	2,925,247
1.63% due 08/15/2022	4,238,000	4,111,688
1.63% due 11/15/2022	4,550,000	4,404,791
1.63% due 02/15/2026	3,744,000	3,504,735
1.63% due 05/15/2026	2,455,000	2,292,548
1.75% due 10/31/2020	3,843,000	3,790,459
1.75% due 05/15/2022	4,641,000	4,532,045
1.75% due 05/15/2023	9,605,000	9,307,095
1.88% due 11/30/2021	8,203,000	8,068,420
1.88% due 01/31/2022	69,000	67,771
1.88% due 10/31/2022	967,000	945,394
1.88% due 08/31/2024	7,174,000	6,923,190
2.00% due 05/31/2021	3,075,000	3,040,887
2.00% due 11/15/2021	4,434,000	4,376,670
2.00% due 02/15/2023	7,666,000	7,516,573
2.00% due 02/15/2025	8,867,000	8,577,091
2.00% due 08/15/2025	3,825,000	3,687,539
2.13% due 06/30/2021	4,986,000	4,944,710
2.13% due 02/29/2024	3,937,000	3,861,490
2.13% due 03/31/2024	4,502,000	4,413,191
2.13% due 09/30/2024	1,983,000	1,937,763
2.13% due 05/15/2025	3,749,000	3,648,246
2.25% due 07/31/2021	3,756,000	3,735,166
2.25% due 11/15/2024	3,725,000	3,660,831
2.25% due 12/31/2024	3,515,000	3,453,487
2.25% due 11/15/2025	3,890,000	3,804,146
2.25% due 08/15/2027	2,623,000	2,538,470
2.25% due 11/15/2027	3,771,000	3,642,698
2.38% due 04/30/2020	300,000	299,203
2.38% due 08/15/2024	5,657,000	5,605,070
2.38% due 05/15/2027	4,460,000	4,366,619
2.50% due 08/15/2023	6,555,000	6,552,952
2.63% due 08/15/2020	922,000	923,297
2.63% due 05/15/2021	4,907,000	4,922,718
2.63% due 03/31/2025	3,886,000	3,897,536
2.88% due 10/31/2020	200,000	201,250
2.88% due 11/30/2023	330,000	335,749
2.88% due 07/31/2025	5,045,000	5,133,287
2.88% due 05/15/2028	1,891,000	1,920,030
3.38% due 11/15/2019	759,000	763,566
3.50% due 05/15/2020	671,000	679,361
3.63% due 02/15/2020	3,814,000	3,855,418
3.63% due 02/15/2021	8,096,000	8,283,220
		255,748,048
Total U.S. Government Treasuries (cost $345,300,264)		343,536,713
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	160,000	152,032
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	355,000	349,750
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	460,000	587,645
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	245,000	263,662
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	910,000	1,000,590
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	390,000	395,983
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	700,000	703,094
Total Municipal Bonds & Notes (cost $3,459,639)		3,452,756
LOANS(9)(10)(13) — 1.2%
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E
5.02% (1 ML+2.50%) due 05/30/2025	207,413	195,228
Applications Software — 0.0%
SS&C European Holdings SARL FRS
BTL-B4 4.77% (1 ML+2.25%) due 04/16/2025	24,160	22,831
SS&C Technologies, Inc. FRS BTL-B3 4.77% (1 ML+2.25%) due 04/16/2025	63,694	60,099
SS&C Technologies, Inc. FRS BTL-B5 4.77% (1 ML+2.25%) due 04/16/2025	99,749	94,044
		176,974
Broadcast Services/Program — 0.0%
Univision Communications, Inc. FRS 1st Lien 5.27% (1 ML+2.75%) due 03/15/2024	162,509	146,340
Building & Construction Products-Misc. — 0.0%
NCI Building Systems, Inc. FRS BTL 6.18% (3 ML+3.75%) due 04/12/2025	99,500	90,545
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lein 5.27% (1 ML+2.75%) due 11/15/2023	125,000	118,750

Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 6.73% (3 ML+4.25%) due 06/21/2024	295,500	279,395
Cable/Satellite TV — 0.1%
Altice Financing SA FRS 1st Lien 5.22% (1 ML+2.75%) due 01/31/2026	99,000	91,575
CSC Holdings LLC FRS BTL-B 4.71% (1 ML+2.25%) due 07/17/2025	148,673	139,753
Numericable Group SA FRS BTL-B2 6.14% (1 ML+3.69%) due 01/31/2026	99,000	91,482
Unitymedia Finance LLC FRS BTL-B 4.71% (1 ML+2.25%) due 09/30/2025	145,000	139,608
		462,418
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B 4.66% (1 WL+2.25%) due 09/15/2023	118,504	112,924
Caesars Resort Collection LLC FRS BTL-B 5.27% (1 ML+2.75%) due 12/22/2024	146,903	140,293
		253,217
Cellular Telecom — 0.1%
Sprint Communications, Inc. FRS BTL-B 5.06% (1 ML+2.50%) due 02/02/2024	319,313	304,145
Chemicals-Specialty — 0.1%
Chemours Co. FRS BTL-B2 4.28% (1 ML+1.75%) due 04/03/2025	137,576	131,729
HB Fuller Co. FRS BTL-B 4.47% (1 ML+2.00%) due 10/20/2024	91,360	85,574
MacDermid, Inc. FRS BTL-B6 5.52% (1 ML+3.00%) due 06/07/2023	184,451	180,762
W.R. Grace & Co. FRS BTL-B1 4.55% (3 ML+1.75%) due 04/03/2025	36,750	35,556
W.R. Grace & Co. FRS BTL-B2 4.55% (3 ML+1.75%) due 04/03/2025	63,000	60,953
		494,574
Coal — 0.0%
Foresight Energy LLC FRS 1st Lien 8.28% (3 ML+5.75%) due 03/28/2022	189,117	185,020
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B 5.89% (3 ML+3.25%) due 03/01/2025	173,874	163,876
Brightview Landscapes LLC FRS BTL-B 5.03% (1 ML+2.50%) due 08/15/2025	249,124	237,291
		401,167
Commercial Services-Finance — 0.1%
Financial Risk US Holdings, Inc. FRS BTL 6.27% (1 ML+3.75%) due 10/01/2025	105,000	97,860
WEX, Inc. FRS BTL-B2 4.77% (1 ML+2.25%) due 06/30/2023	292,500	280,800
		378,660
Computer Services — 0.1%
Tempo Acquisition LLC FRS BTL-B 5.52% (1 ML+3.00%) due 05/01/2024	216,700	206,678
Xerox Business Services LLC FRS BTL-B 5.02% (1 ML+2.50%) due 12/07/2023	127,400	120,393
		327,071
Consulting Services — 0.0%
AlixPartners LLP FRS BTL 5.27% (1 ML+2.75%) due 04/04/2024	98,250	94,124
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-T 4.14% (1 ML+1.75%) due 01/06/2021	427,179	416,194
Flex Acquisition Co, Inc. FRS BTL 5.35% (1 ML+3.00%) due 12/29/2023	98,500	92,467

Reynolds Group Holdings, Inc. FRS BTL 5.27% (1 ML+2.75%) due 02/05/2023	243,650	231,833
		740,494
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 4.77% (1 ML+2.25%) due 04/07/2025	109,176	100,579
Data Processing/Management — 0.1%
First Data Corp. FRS BTL 4.50% (1 ML+2.00%) due 07/08/2022	395,954	378,796
Diagnostic Equipment — 0.0%
LifeScan Global Corp. FRS BTL-B 8.40% (3 ML+6.00%) due 10/01/2024	100,000	93,750
Dialysis Centers — 0.0%
U.S. Renal Care, Inc. FRS 1st Lien 7.05% (3 ML+4.25%) due 12/30/2022	232,800	221,276
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 5.77% (1 ML+3.25%) due 09/26/2021	124,823	75,102
Distribution/Wholesale — 0.0%
Univar USA, Inc. FRS BTL-B3 4.77% (1 ML+2.25%) due 07/01/2024	123,777	118,021
E-Commerce/Services — 0.0%
Shutterfly, Inc. FRS BTL-B2 5.28% (1ML+2.75%) due 08/17/2024	99,501	96,018
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS BTL-B 4.53% (1ML+2.00%) due 05/29/2025	90,433	85,610
Enterprise Software/Service — 0.0%
Almonde, Inc. FRS BTL-B 6.30% (3 ML+3.50%) due 06/13/2024	225,251	209,484
Finance-Credit Card — 0.0%
Blackhawk Network Holdings LLC FRS 1st Lien 5.52% (1 ML+3.00%) due 06/15/2025	99,500	94,442
Food-Baking — 0.0%
Hostess Brands LLC FRS BTL-B 4.77% (3 ML+2.25%) due 08/03/2022	145,542	137,856
Food-Meat Products — 0.0%
Informatica LLC FRS BTL 5.26% (3 ML+2.50%) due 10/30/2022	102,818	98,641
Food-Misc./Diversified — 0.0%
Post Holdings, Inc. FRS BTL 4.51% (1 ML+2.00%) due 05/24/2024	124,998	120,467
Food-Retail — 0.0%
Albertson’s LLC FRS BTL-B5 5.82% (3 ML+3.00%) due 12/21/2022	97,763	93,643
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS BTL-B 4.52% (1 ML+2.00%) due 10/06/2024	158,400	149,688
Golden Entertainment, Inc. FRS BTL-B 5.53% (1 ML+3.00%) due 10/21/2024	207,900	198,025
Scientific Games International, Inc. FRS BTL-B5 5.25% (2 ML+2.75%) due 08/14/2024	113,852	106,622
		454,335
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 5.24% (3 ML+2.75%) due 04/25/2025	174,125	163,968
USI, Inc. FRS BTL 5.80% (3 ML+3.00%) due 05/16/2024	108,625	102,270
		266,238
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 5.52% (1 ML+3.00%) due 11/03/2023	291,939	278,923

Sedgwick Claims Management Services, Inc. FRS BTL coupon TBD due 12/31/2025	100,000		95,417
			374,340
Investment Companies — 0.0%
Techem GmBH FRS BTL-B1 3.75% (3 ME+3.75%) due 07/31/2025	EUR	144,000	163,998
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS 1st Lien 6.27% (1 ML+3.75%) due 08/01/2025	100,000		96,525
Machinery-General Industrial — 0.0%
Gardner Denver, Inc. FRS BTL-B1 5.27% (1 ML+2.75%) due 07/30/2024	126,107		121,641
RBS Global, Inc. FRS BTL-B 4.52% (1 ML+2.00%) due 08/21/2024	93,538		90,576
			212,217
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 6.27% (1 ML+3.75%) due 10/10/2025	115,000		107,110
Jaguar Holding Co. II FRS BTL 5.02% (1 ML+2.50%) due 08/18/2022	218,389		206,803
Syneos Health, Inc. FRS BTL-B 4.52% (1 ML+2.00%) due 08/01/2024	183,150		176,358
			490,271
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. FRS BTL 5.38% (1 ML+3.00%) due 06/02/2025	96,250		91,919
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 6.81% (1 ML + 4.25%) due 04/29/2024	182,225		171,291
Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 5.55% (3 ML+2.75%) due 06/07/2023	333,674		313,487
One Call Corp. FRS 1st Lein 7.71% (1 ML+5.25%) due 11/25/2022	235,775		207,600
			521,087
Metal Processors & Fabrication — 0.0%
CIRCOR International, Inc. FRS 1st Lien 5.92% (1 ML+3.50%) due 12/11/2024	99,000		93,555
Crosby US Acquisition Corp. FRS 1st Lien 5.50% (1 ML+3.00%) due 11/23/2020	221,646		206,131
			299,686
Motion Pictures & Services — 0.0%
Delta 2 Lux SARL FRS BTL-B3 5.02% (1 ML+2.50%) due 02/01/2024	153,800		144,572
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS Escrow Loans†(8)(11)	706		0
Oil Companies-Exploration & Production — 0.0%
Ascent Resources – Marcellus LLC FRS
1st Lien
8.89% (1 ML+ 6.50%) due 03/30/2023	16,667		16,646
California Resources Corp. FRS BTL 12.89% (1 ML+10.38%) due 12/31/2021	130,000		123,500
			140,146
Oil Companies-Integrated — 0.0%
PowerTeam Services LLC FRS BTL 6.06% (3 ML+3.25%) due 03/06/2025	237,095		227,611
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 5.27% (1 ML+2.75%) due 03/01/2024	144,375		136,856

Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 6.54% (3 ML +4.00%) due 09/12/2024		128,700	122,908
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 7.52% (1 ML +5.00%) due 09/25/2024		123,438	117,883
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B2 5.27% (1 ML +2.75%) due 04/01/2024		123,763	117,342
Security Services — 0.0%
APX Group, Inc. FRS BTL-B 7.50% (USFRBPLR+ 4.00%) due 04/01/2024		99,750	96,383
Soap & Cleaning Preparation — 0.0%
Diamond BC BV FRS BTL 5.53% (3 ML+3.00%) due 09/06/2024		113,850	104,742
Telecom Services — 0.0%
Telenet Financing USD LLC FRS BTL-AN 4.71% (1 ML+ 2.25%) due 08/15/2026		100,000	94,900
Television — 0.0%
Gray Television, Inc. FRS BTL-C coupon TBD due 01/02/2026		100,000	96,286
ION Media Networks, Inc. FRS BTL-B3 5.28% (1 ML+2.75%) due 12/18/2020		165,688	160,717
			257,003
Theaters — 0.0%
Cineworld, Ltd. FRS BTL 5.02% (1 ML+2.50%) due 02/28/2025		104,213	98,585
Transport-Services — 0.0%
Savage Enterprises LLC FRS BTL 6.88% (1 ML+ 4.50%) due 08/01/2025		96,023	94,102
Total Loans (cost $12,088,586)			11,466,747
FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Banks-Special Purpose — 0.0%
Brazilian Development Bank Senior Notes 5.50% due 07/12/2020		250,000	255,968
Sovereign — 1.0%
Abu Dhabi Government Senior Notes 3.13% due 10/11/2027		200,000	191,008
Abu Dhabi Government Senior Notes 4.13% due 10/11/2047*		1,220,000	1,168,150
Dominican Republic Senior Bonds 7.45% due 04/30/2044		280,000	291,200
Government of Egypt Senior Notes 7.50% due 01/31/2027		200,000	190,532
Government of Egypt Senior Notes 8.50% due 01/31/2047		200,000	180,261
Government of Romania Senior Notes 6.13% due 01/22/2044(11)		882,000	977,358
Government of Ukraine Senior Notes 7.38% due 09/25/2032*		200,000	158,646
Lebanese Republic
Senior Notes
6.38% due 03/09/2020		40,000	38,498
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027		100,000	100,036
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024		200,000	203,470
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	385,000	314,823
Republic of Argentina Senior Notes 6.88% due 01/26/2027		50,000	38,125
Republic of Argentina Senior Notes 8.28% due 12/31/2033		168,245	131,231
Republic of Argentina Senior Notes 8.28% due 12/31/2033		112,163	87,487
Republic of Chile Senior Notes 3.24% due 02/06/2028		270,000	259,065
Republic of Croatia Senior Notes 6.38% due 03/24/2021		200,000	209,623
Republic of Ghana Senior Notes 8.63% due 06/16/2049*		410,000	356,930
Republic of Honduras Senior Notes 6.25% due 01/19/2027		150,000	148,140

Republic of Indonesia Senior Notes 2.95% due 01/11/2023		200,000	190,917
Republic of Indonesia Senior Notes 3.75% due 04/25/2022		200,000	197,986
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032(6)		138,750	122,255
Republic of Kazakhstan Senior Notes 5.13% due 07/21/2025		200,000	211,425
Republic of Nigeria Senior Notes 8.75% due 01/21/2031*		200,000	194,365
Republic of Panama Senior Notes 4.30% due 04/29/2053		557,000	517,180
Republic of Panama Senior Notes 4.50% due 04/16/2050		200,000	191,500
Republic of Paraguay Senior Notes 6.10% due 08/11/2044		200,000	206,250
Republic of Peru Senior Notes 8.75% due 11/21/2033		100,000	147,250
Republic of Senegal Senior Notes 6.75% due 03/13/2048*		200,000	165,400
Republic of Serbia Senior Bonds 4.88% due 02/25/2020		200,000	201,710
Republic of South Africa Senior Notes 5.65% due 09/27/2047		200,000	177,780
Republic of South Africa Senior Notes 5.88% due 09/16/2025		200,000	202,451
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		250,000	230,663
Republic of Turkey Senior Notes 6.88% due 03/17/2036		40,000	37,447
Republic of Turkey Senior Bonds 11.88% due 01/15/2030		110,000	147,482
State of Kuwait Senior Notes 2.75% due 03/20/2022		200,000	196,273
State of Qatar Senior Notes 4.50% due 01/20/2022		200,000	205,853
Sultanate of Oman Senior Notes 4.75% due 06/15/2026		200,000	172,908
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		200,000	165,000
United Mexican States Senior Notes 3.63% due 03/15/2022		200,000	197,784
United Mexican States Senior Notes 4.75% due 03/08/2044		100,000	90,900
			9,215,362
Total Foreign Government Obligations (cost $10,132,777)			9,471,330
COMMON STOCKS — 0.0%
Finance-Mortgage Loan/Banker — 0.0%
Mr. Cooper Group, Inc.†		165	1,925
Oil & Gas Drilling — 0.0%
Paragon Offshore Litigation Trust Class A†(11)(17)		162	142
Paragon Offshore Litigation Trust Class B†(11)(17)		81	2,754
			2,896
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(8)(11)(17)		11,973	34,123
TE Holdcorp LLC, Class A†(8)(11)(17)		2,426	0
			34,123
Television — 0.0%
ION Media Networks, Inc.†(8)(11)(17)		22	17,751
Total Common Stocks (cost $126,741)			56,695
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC4.70%		7,606	163,149
Telecom Services — 0.0%
Qwest Corp.6.13%		9,010	162,180
Total Preferred Securities (cost $415,371)			325,329
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Banks-Commercial — 0.5%
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027(14)		1,000,000	837,500
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(14)	EUR	200,000	248,192
Banco de Sabadell SA 6.13% due 11/23/2022(14)	EUR	400,000	413,043

Banco de Sabadell SA 6.50% due 05/18/2022(14)	EUR	400,000	423,365
Caixa Geral de Depositos SA 10.75% due 03/30/2022(14)	EUR	200,000	249,773
CaixaBank SA 6.75% due 06/13/2024(14)	EUR	400,000	462,501
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(14)		262,000	270,515
Danske Bank A/S 5.88% due 04/06/2022(14)	EUR	200,000	229,337
DNB Bank ASA 6.50% due 03/26/2022(14)		200,000	196,350
Intesa Sanpaolo SpA 7.70% due 09/17/2025*(14)		825,000	738,375
Intesa Sanpaolo SpA 7.75% due 01/11/2027(14)	EUR	200,000	239,678
Standard Chartered PLC 7.50% due 04/02/2022(14)		405,000	406,012
			4,714,641
Banks-Fiduciary — 0.0%
State Street Corp. FRS 3.79% (3 ML+1.00%) due 06/01/2077		300,000	235,500
Banks-Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*		200,000	173,500
Banks-Super Regional — 0.0%
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(14)		122,000	108,275
Wells Fargo Capital X 5.95% due 12/01/2086(11)		74,000	76,405
			184,680
Diversified Banking Institutions — 0.8%
Bank of Nova Scotia 4.65% due 10/12/2022(14)		363,000	314,676
Barclays PLC 7.88% due 03/15/2022(14)		225,000	225,000
BNP Paribas SA 5.13% due 11/15/2027*(14)		285,000	246,525
BNP Paribas SA 7.63% due 03/30/2021*(14)		270,000	275,062
Credit Agricole SA 8.13% due 12/23/2025*(14)		925,000	950,437
Credit Suisse Group AG 6.25% due 12/18/2024*(14)		1,535,000	1,449,900
HSBC Holdings PLC 6.00% due 05/22/2027(14)		981,000	883,371
HSBC Holdings PLC 6.25% due 03/23/2023(14)		400,000	375,000
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022(14)		293,000	248,288
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(14)		170,000	168,725
Societe Generale SA 7.38% due 09/13/2021*(14)		800,000	779,000
UBS Group AG 6.88% due 03/22/2021(14)		450,000	450,000
UBS Group AG 7.00% due 02/19/2025(14)		450,000	457,875
UniCredit SpA 6.63% due 06/03/2023(14)	EUR	600,000	645,649
UniCredit SpA 8.00% due 06/03/2024(14)		400,000	355,000
			7,824,508
Electric-Integrated — 0.0%
Dominion Resources, Inc. 5.75% due 10/01/2054		109,000	108,838
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(8)(11)		58,000	6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		126,000	120,278
Insurance-Life/Health — 0.1%
Hanwha Life Insurance Co., Ltd. 4.70% due 04/23/2048*		318,000	302,658
Prudential Financial, Inc. 4.50% due 09/15/2047		77,000	65,835
Prudential Financial, Inc. 5.63% due 06/15/2043		148,000	144,941
			513,434
Insurance-Multi-line — 0.0%
Assurant, Inc. 7.00% due 03/27/2048		225,000	213,750
Pipelines — 0.1%
Energy Transfer Partners LP 6.25% due 02/15/2023(14)		149,000	124,694
EnLink Midstream Partners LP 6.00% due 12/15/2022(14)		124,000	90,135
Enterprise Products Operating LLC 5.25% due 08/16/2077		96,000	79,894
TransCanada Trust 5.30% due 03/15/2077		99,000	85,449
TransCanada Trust 5.63% due 05/20/2075		73,000	65,791
			445,963
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. 7.09% due 12/15/2053		251,000	249,745
Total Preferred Securities/Capital Securities (cost $15,571,782)			14,784,843

OPTIONS — PURCHASED †(11)(20) — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $511,710)	35,670,000		184,128
WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(8)(11)(17) (cost $295)	3,100		93
Total Long-Term Investment Securities (cost $1,120,305,641)			1,103,543,523
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Foreign Government Obligations — 0.1%
Government of Egypt Bills 16.77% due 03/05/2019	EGP	4,275,000	231,517
Government of Egypt Bills 19.43% due 10/15/2019	EGP	11,250,000	543,668
			775,185
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.27%(19)	2,414,203		2,414,203
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.15% due 01/24/2019	172,000		171,760
Total Short-Term Investment Securities (cost $3,368,018)			3,361,148
REPURCHASE AGREEMENTS — 0.8%
Bank of America Securities LLC Joint Repurchase Agreement(18)	1,555,000		1,555,000
Barclays Capital, Inc. Joint Repurchase Agreement(18)	1,290,000		1,290,000
BNP Paribas SA Joint Repurchase Agreement(18)	1,545,000		1,545,000
Deutsche Bank AG Joint Repurchase Agreement(18)	1,460,000		1,460,000
RBS Securities, Inc. Joint Repurchase Agreement(18)	1,545,000		1,545,000
Total Repurchase Agreements (cost $7,395,000)			7,395,000
TOTAL INVESTMENTS (cost $1,131,068,659)	117.2%		1,114,299,671
Liabilities in excess of other assets	(17.2)		(163,820,799)
NET ASSETS	100.0%		$950,478,872

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2018, the aggregate value of these securities was $190,331,586 representing 20.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†                                         Non-income producing security

(1)                                 Collateralized Mortgage Obligation

(2)                                 Collateralized Loan Obligation

(3)                                 Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)                                 Commercial Mortgage Backed Security

(5)                                 Interest Only

(6)                                 “Step-up” security where the rate increases (“steps-up”) at a predetermined rate.  The rate reflected is as of December 31, 2018.

(7)                                 Denominated in United States dollars unless otherwise indicated.

(8)                                 Securities classified as Level 3 (see Note 1).

(9)                                 The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)                          Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)                          Illiquid security.  At December 31, 2018, the aggregate value of these securities was $6,352,809 representing 0.7% of net assets.

(12)                          Principal amount of security is adjusted for inflation.

(13)                          All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(14)                          Perpetual maturity — maturity date reflects the next call date.

(15)                          The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(16)                          The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(17)                          Denotes a restricted security that: (a) cannot be offered for public sale without   first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2018, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks:
Ascent Resources - Marcellus LLC	03/30/2018	11,973	$36,240	$34,123	$2.85	0.00%
ION Media Networks, Inc.	03/05/2014	22	0	17,751	806.87	0.00
Paragon Offshore Litigation Trust, Class A	07/11/2014	162	92	142	0.88	0.00
Paragon Offshore Litigation Trust, Class B	07/14/2014	81	1,377	2,754	34.00	0.00
TE Holdcorp LLC, Class A	09/18/2014	2,426	89,032	0	0.00	0.00

Warrants:
Ascent Resources - Marcellus LLC	03/30/2018	3,100	296	93	0.03	0.00
				$54,863		0.00%

(18)                          See Note 2 for details of Joint Repurchase Agreements.

(19)                          The rate shown is the 7-day yield as of December 31, 2018.

(20)                          Purchased Options

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000’s)	Premiums Paid	Value at December 31, 2018	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 3 Month USD LIBOR-BBA maturing on 05/31/2019	Bank of America, N.A.	May 2019	3.20%	$13,760	$213,968	$39,697	$(174,271)

Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 3 Month LIBOR-BBA maturing on 05/31/2019	Goldman Sachs International	May 2019	3.20	8,530	121,126	24,608	(96,518)

Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 3 Month LIBOR-BBA maturing on 12/09/2019	Goldman Sachs International	May 2019	3.20	13,380	176,616	119,823	(56,793)
					$511,710	$184,128	$(327,582)

BBA-British Bankers’ Association
LIBOR-London Interbank Offered Rate
USD-United States Dollar

ARS	— Argentine Peso
BTL	— Bank Term Loan
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EGP	— Egyptian Pound
EUR	— Euro Currency
REMIC	— Real Estate Mortgage Investment Conduit
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD

— Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at December 31, 2018 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

1 WL — 1 Week USD LIBOR

2 ML — 2 Month USD LIBOR

3 ME — 3 Month Euribor

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

COFI — 11th District Cost of Funds

USFRBPLR — US Federal Reserve Bank Prime Loan Rate

Futures Contracts

Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
262	Short	U.S. Treasury 2 Year Notes	March 2019	55,234,575	55,625,875	(391,300)
36	Long	U.S. Treasury 5 Year Notes	March 2019	4,061,410	4,128,750	67,340
156	Short	U.S. Treasury 10 Year Notes	March 2019	18,631,323	19,034,438	(403,115)
149	Short	U.S. Treasury 10 Year Ultra Bonds	March 2019	18,898,332	19,381,641	(483,309)
81	Long	U.S. Treasury Long Bonds	March 2019	11,273,590	11,826,000	552,410
11	Short	U.S. Treasury Ultra Bonds	March 2019	1,672,817	1,767,219	(94,402)
						$(752,376)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	2,683,000	USD	3,090,803	01/31/2019	$9,578	$—
	EUR	384,000	USD	438,927	03/20/2019	—	(3,880)
						9,578	(3,880)
State Street Bank and Trust Co.	EUR	32,000	USD	36,788	01/31/2019	38	—
Net Unrealized Appreciation (Depreciation)						$9,616	$(3,880)

EUR - Euro Currency

USD - United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	24,026	06/20/2028	USD-LIBOR-BBA/Quarterly	2.25%/Semi-annually	$1,236,277	$(330,117)
USD	4,835	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(104,825)	194,000
					$1,131,452	$(136,117)

BBA - British Bankers’ Association

LIBOR - London Interbank Offered Rate

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$157,416,034	$316,265	$157,732,299
U.S. Corporate Bonds & Notes:
Airlines	—	1,144,299	12,185	1,156,484
Finance-Investment Banker/Broker	—	180,416	23	180,439
Gambling (Non-Hotel)	—	80,325	25	80,350
Other Industries	—	243,139,789	—	243,139,789
Foreign Corporate Bonds & Notes	—	51,339,913	—	51,339,913
U.S. Government Agencies	—	266,635,615	—	266,635,615
U.S. Government Treasuries	—	343,536,713	—	343,536,713
Municipal Bond & Notes	—	3,452,756	—	3,452,756
Loans:
Oil & Gas Drilling	—	—	0	0
Other Industries	—	11,466,747	—	11,466,747
Foreign Government Obligations	—	9,471,330	—	9,471,330
Common Stocks:
Oil Companies-Exploration & Production	—	—	34,123	34,123
Television	—	—	17,751	17,751
Other Industries	1,925	2,896	—	4,821
Preferred Securities	325,329	—	—	325,329
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	6	6
Other Industries	—	14,784,837	—	14,784,837
Options - Purchased	—	184,128	—	184,128
Warrants	—	—	93	93
Short-Term Investment Securities:
Registered Investment Companies	2,414,203	—	—	2,414,203
Other Short-Term Investment Securities	—	946,945	—	946,945
Repurchase Agreements	—	7,395,000	—	7,395,000
Total Investments at Value	$2,741,457	$1,111,177,743	$380,471	$1,114,299,671

Other Financial Instruments:†
Futures Contracts	$619,750	$—	$—	$619,750
Forward Foreign Currency Contracts	—	9,616	—	9,616
Centrally Cleared Interest Rate Swap Contracts	—	194,000	—	194,000
Total Other Financial Instruments	$619,750	$203,616	$—	$823,366

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,372,126	$—	$—	$1,372,126
Forward Foreign Currency Contracts	—	3,880	—	3,880
Centrally Cleared Interest Rate Swap Contracts	—	330,117	—	330,117
Total Other Financial Instruments	$1,372,126	$333,997	$—	$1,706,123

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA WELLINGTON REAL RETURN PORTFOLIO

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount(9)		Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 39.3%
Sovereign — 39.3%
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025	AUD	3,498,803	$2,838,613
Commonwealth of Australia Senior Notes 4.00% due 08/20/2020	AUD	19,237,120	14,282,998
Federal Republic of Germany Bonds 0.10% due 04/15/2023	EUR	25,382,190	30,635,584
Government of Canada Bonds 2.00% due 12/01/2041	CAD	12,785,600	11,728,718
Government of Canada Bonds 4.25% due 12/01/2021	CAD	14,364,689	11,595,183
Government of France Bonds 0.10% due 03/01/2025	EUR	4,988,555	5,951,806
Government of France Bonds 0.25% due 07/25/2024	EUR	14,913,570	18,255,676
Government of France Bonds 1.10% due 07/25/2022	EUR	16,429,133	20,381,746
Government of France Bonds 1.30% due 07/25/2019	EUR	11,491,061	13,296,906
Government of France Bonds 2.10% due 07/25/2023	EUR	6,784,374	8,820,709
Government of Japan Senior Bonds 0.10% due 03/10/2025(1)	JPY	471,873,500	4,423,612
Government of Japan Senior Notes 0.10% due 03/10/2027	JPY	2,089,244,652	19,709,675
Government of Japan Senior Notes 0.10% due 03/10/2028	JPY	362,869,200	3,413,331
Government of New Zealand Senior Notes 2.00% due 09/20/2025	NZD	2,493,324	1,764,387
Kingdom of Spain Senior Notes 0.55% due 11/30/2019*	EUR	8,322,207	9,654,355
Republic of Italy Senior Notes 2.35% due 09/15/2024*	EUR	18,067,721	21,841,301
Republic of Italy Senior Notes 2.60% due 09/15/2023*	EUR	8,792,898	10,747,353
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024	GBP	9,153,534	13,120,905
United Kingdom Gilt Treasury Notes 0.13% due 03/22/2026	GBP	5,488,321	8,151,677
United Kingdom Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	8,403,548	12,501,959
United Kingdom Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	10,355,109	16,723,925
United Kingdom Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	12,643,553	16,879,278
Total Foreign Government Obligations (cost $291,839,012)			276,719,697
U.S. GOVERNMENT AGENCIES — 13.2%
Federal Home Loan Mtg. Corp. — 0.4%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HQA1, Class M2 4.81% (1 ML+2.30%) due 09/25/2030(2)		3,000,000	2,926,720
Federal National Mtg. Assoc. — 12.8%
3.50% due January TBA		71,600,000	71,587,414
Fannie Mae Connecticut Avenue Securities FRS
Series 2018-C03, Class 1M2 4.66% (1 ML+2.15%) due 10/25/2030(2)		3,715,000	3,630,030
Series 2018-C02, Class 2M2 4.71% (1 ML+2.20%) due 08/25/2030(2)		3,700,000	3,599,899
Series 2018-C01, Class 1M2 4.76% (1 ML+2.25%) due 07/25/2030(2)		3,500,000	3,417,667
Series 2018-C05, Class 1M2 4.86% (1 ML+2.35%) due 01/25/2031(2)		3,690,000	3,596,602
Series 2018-R07, Class 1M2 4.91% (1 ML+2.40%) due 04/25/2031*(2)		750,000	737,691
Series 2018-C04, Class 2M2 5.06% (1 ML+2.55%) due 12/25/2030(2)		3,500,000	3,454,593
			90,023,896
Total U.S. Government Agencies (cost $92,546,521)			92,950,616
U.S. GOVERNMENT TREASURIES(1) — 50.2%
United States Treasury Bonds — 18.6%
0.50% due 01/15/2028 TIPS		32,635,969	31,145,253
2.38% due 01/15/2025 TIPS		48,156,184	52,067,597
2.50% due 01/15/2029 TIPS		42,244,972	48,078,959
			131,291,809
United States Treasury Notes — 31.6%
0.13% due 04/15/2021 TIPS(13)		41,174,963	40,037,826
0.13% due 01/15/2022 TIPS		485,999	471,744
0.13% due 07/15/2024 TIPS		40,925,348	39,244,432

1

0.25% due 01/15/2025 TIPS	12,152,718	11,637,250
0.38% due 07/15/2025 TIPS	41,010,667	39,535,778
0.63% due 07/15/2021 TIPS	36,796,922	36,394,919
0.63% due 01/15/2024 TIPS	20,108,796	19,794,462
0.63% due 01/15/2026 TIPS	24,644,143	23,987,928
0.75% due 07/15/2028 TIPS	12,043,347	11,787,897
		222,892,236
Total U.S. Government Treasuries (cost $365,209,619)		354,184,045
ASSET BACKED SECURITIES — 7.3%
Diversified Financial Services — 7.3%
Atlas Senior Loan Fund, Ltd. FRS Series 2018-9A, Class A 3.34% (3 ML+0.87%) due 04/20/2028*(3)	3,700,000	3,642,839
Atrium XIII FRS Series 13A, Class A1 3.66% (3 ML+1.18%) due 11/21/2030*(3)	3,700,000	3,680,679
Bear Stearns ARM Trust VRS Series 2005-6, Class 3A1 4.38% due 08/25/2035(2)(12)	1,678,726	1,660,611
BlueMountain CLO, Ltd. FRS Series 2013-2A, Class A1R 3.53% (3 ML+1.18%) due 10/22/2030*(3)	3,700,000	3,665,183
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-4A, Class A1RR 3.44% (3 ML+1.00%) due 01/15/2031*(3)	2,000,000	1,969,334
CSMC Trust Series 2018-RPL8, Class A1 4.07% due 07/25/2058*	1,548,000	1,545,818
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 3.24% (3 ML+0.90%) due 04/15/2029*(3)	3,700,000	3,653,839
Dryden Senior Loan Fund FRS Series 2015-41A, Class AR 3.31% (3 ML+0.97%) due 04/15/2031*(3)	3,700,000	3,636,094
Dryden Senior Loan Fund FRS Series 2015-37A, Class AR 3.54% (3 ML+1.10%) due 01/15/2031*(3)	2,500,000	2,474,267
LCM XX LP FRS Series -20A, Class AR 3.38% (3 ML+1.04%) due 10/20/2027*(3)	1,625,000	1,611,495
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 3.24% (3 ML + 0.80%) due 01/15/2028*(3)	2,000,000	1,962,600
Neuberger Berman CLO XIX, Ltd. FRS Series 2015-19A, Class A1R2 3.14% (3 ML+0.80%) due 07/15/2027*(3)	2,500,000	2,480,315
Pretium Mortgage Credit Partners LLC Series 2018-NPL4, Class A1 4.83% due 09/25/2058*(4)	1,155,000	1,157,094
PRPM LLC VRS Series 2018-3A, Class A1 4.48% due 10/25/2023*(12)	2,350,323	2,361,929
Sounds Point CLO IV-R, Ltd. FRS Series 2013-3RA, Class A 3.59% (3 ML+1.15%) due 04/18/2031*(3)	3,700,000	3,642,831
Venture CLO, Ltd. FRS Series 2018-34A, Class A 3.72% (3 ML+1.23%) due 10/15/2031*(3)	3,040,000	2,987,159
Venture CLO, Ltd. FRS Series 2017-29A, Class A 3.90% (3 ML+1.28%) due 09/07/2030*(3)	1,110,000	1,095,666
VOLT LLC Series 2018-NPL6, Class A1A 4.11% due 09/25/2048*	1,192,684	1,191,147
VOLT LXXI LLC Series 2018-NPL7, Class A1A
3.97% due 09/25/2048*	868,841	864,134
VOLT LXXII LLC Series 2018-NPL8, Class A1A 4.21% due 10/26/2048*	2,537,787	2,532,944
VOLT LXXIII LLC Series 2018-NPL9, Class A1A 4.46% due 10/25/2048*	2,285,000	2,285,581
VOLT LXXIV LLC Series 2018-NP10, Class A1A 4.58% due 11/25/2048*	1,471,145	1,474,894
Total Asset Backed Securities (cost $52,023,224)		51,576,453
LOANS(5)(6)(7) — 4.1%
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-B coupon TBD due 06/09/2023	299,246	281,946
Airlines — 0.1%
American Airlines, Inc. FRS BTL 4.39% (1 ML +2.00%) due 10/12/2021	890,722	864,124
Applications Software — 0.1%
SS&C Technologies, Inc. FRS BTL-B coupon TBD due 04/16/2025	645,000	608,114

2

Auto Repair Centers — 0.0%
Belron Finance US LLC FRS BTL-B 5.11% (3 ML+ 2.50%) due 11/13/2025		190,000	182,875
Auto/Truck Parts & Equipment-Original — 0.0%
Altra Industrial Motion Corp. FRS BTL-B 4.52% (1 ML+ 2.00%) due 10/01/2025		241,343	229,276
Broadcast Services/Program — 0.0%
NEP Group, Inc. FRS BTL 5.77% (1 ML+ 3.25%) due 10/20/2025		110,000	105,462
Nexstar Broadcasting, Inc. FRS BTL-B coupon TBD due 01/17/2024		83,646	78,906
			184,368
Building & Construction Products-Misc. — 0.1%
Pisces Midco, Inc. FRS BTL 6.18% (3 ML+3.75%) due 04/12/2025		907,719	826,025
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lein 5.27% (1 ML+2.75%) due 11/15/2023		150,000	142,500
Building-Maintenance & Services — 0.1%
Allied Universal Holdco LLC FRS 1st Lein 6.77% (1 ML+4.25%) due 07/28/2022		350,000	333,594
Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS BTL 4.75% (3 ML+2.25%) due 01/15/2026		625,000	588,281
Unitymedia Finance LLC FRS BTL-B coupon TBD due 09/30/2025		400,000	385,125
			973,406
Casino Hotels — 0.2%
Caesars Resort Collection LLC FRS BTL-B 5.27% (1 ML+2.75%) due 12/23/2024		349,118	333,408
Wynn Resorts, Ltd. FRS BTL-B coupon TBD due 10/30/2024		600,000	564,000
Boyd Gaming Corp. FRS BTL-B coupon TBD due 09/15/2023		375,000	357,344
			1,254,752
Cellular Telecom — 0.0%
Sprint Communications, Inc. FRS BTL-B coupon TBD due 02/02/2024		249,365	237,521
Chemicals-Specialty — 0.1%
HB Fuller Co. FRS BTL-B 4.47% (1 ML+ 2.00%) due 10/20/2024		259,790	243,337
Starfruit Finco BV FRS BTL-B 3.75% (3 ME+3.75%) due 10/01/2025	EUR	100,000	112,689
Starfruit US HoldCo. LLC FRS BTL-B 5.60% (1 ML+3.25%) due 10/01/2025		130,000	121,550
Platform Specialty Products Corp. FRS BTL coupon TBD due 11/14/2025		170,000	164,050
			641,626
Commercial Services-Finance — 0.2%
Financial Risk US Holdings, Inc. FRS BTL 6.27% (1 ML+3.75%) due 10/01/2025		315,000	293,580
Global Payments, Inc. FRS BTL-B 4.27% (1 ML+ 1.75%) due 10/17/2025		555,000	527,944
WEX, Inc. FRS BTL-B coupon TBD due 06/30/2023		349,104	335,140
			1,156,664
Computer Services — 0.1%
Tempo Acquisition LLC FRS BTL-B coupon TBD due 05/01/2024		149,620	142,700
Science Applications International Corp. FRS BTL-B coupon TBD due 10/31/2025		380,000	362,188
			504,888

3

Consulting Services — 0.0%
AlixPartners LLP FRS BTL coupon TBD due 04/04/2024	199,492	191,114
Containers-Metal/Glass — 0.0%
Berlin Packaging LLC FRS 1st Lien coupon TBD due 11/07/2025	199,498	188,775
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-Q 4.39% (1 ML+2.00%) due 10/01/2022	175,000	169,859
Plastipak Holdings, Inc. FRS BTL-B 5.03% (1 ML+2.50%) due 10/14/2024	249,369	238,147
Reynolds Group Holdings, Inc. FRS BTL 5.27% (1 ML+2.75%) due 02/05/2023	199,491	189,816
		597,822
Data Processing/Management — 0.1%
First Data Corp. FRS BTL coupon TBD due 07/08/2022	187,003	178,900
First Data Corp. FRS BTL coupon TBD due 04/26/2024	250,000	238,333
		417,233
Distribution/Wholesale — 0.0%
HD Supply, Inc. FRS BTL-B 4.27% (1 ML+1.75%) due 10/17/2023	196,970	188,599
E-Commerce/Services — 0.0%
Shutterfly, Inc. FRS BTL-B 5.28% (1ML+2.75%) due 08/17/2024	249,375	240,647
Electric-Generation — 0.0%
Vistra Operations Co. LLC FRS BTL 4.47% (1 ML+2.00% ) due 12/31/2025	249,373	239,024
Electronic Components-Semiconductors — 0.1%
Microchip Technology, Inc. FRS BTL-B 4.53% (1 ML+2.00%) due 05/29/2025	375,000	355,000
Electronic Security Devices — 0.1%
Resideo Funding, Inc. FRS BTL 4.49% (3 ML+2.00%) due 10/24/2025	300,000	289,125
Food-Baking — 0.1%
Hostess Brands LLC FRS BTL-B coupon TBD due 08/03/2022	299,244	283,440
Food-Catering — 0.1%
Aramark Services, Inc. FRS BTL-B1 coupon TBD due 03/11/2025	375,000	362,656
8th Avenue Food & Provisions, Inc. FRS BTL 6.10% (1 ML+3.75%) due 10/01/2025	150,000	146,438
		509,094
Food-Misc./Diversified — 0.0%
Post Holdings, Inc. FRS BTL 4.51% (1 ML+2.00%) due 05/24/2024	275,000	265,031
Food-Wholesale/Distribution — 0.1%
US Foods, Inc. FRS BTL-B coupon TBD due 06/27/2023	349,105	330,195
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS BTL-B coupon TBD due 10/07/2024	498,741	471,310
Golden Entertainment, Inc. FRS BTL-B coupon TBD due 10/21/2024	99,748	95,010
		566,320
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC FRS BTL-B 4.26% (1 ML+1.75%) due 10/25/2023	136,839	131,366
Industrial Gases — 0.0%
Messer Industries USA, Inc. FRS BTL coupon TBD due 10/01/2025	220,000	209,550
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 5.24% (3 ML+2.75%) due 04/25/2025	274,311	258,309

4

Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B4 coupon TBD due 08/04/2022		183,431	175,819
Sedgwick Claims Management Services, Inc. FRS BTL coupon TBD due 12/31/2025		535,000	510,479
			686,298
Investment Companies — 0.0%
AI Alpine US Bidco GmbH FRS BTL-B 5.81% (3 ML+3.25%) due 10/31/2025		165,000	157,163
Messer Industries GmbH FRS BTL-B coupon TBD due 10/01/2025	EUR	100,000	112,713
			269,876
Investment Management/Advisor Services — 0.0%
NFP Corp. FRS BTL-B 5.52% (1 ML+3.00%) due 01/08/2024		129,669	122,321
IT Services — 0.1%
Evertec Group LLC FRS BTL-B 6.02% (1 ML+3.50%) due 11/27/2024		350,000	343,000
Leisure Products — 0.0%
Hayward Industries, Inc. FRS 1st Lien 6.02% (1 ML+3.50%) due 08/05/2024		144,634	138,487
Machinery-Pumps — 0.1%
NN, Inc. FRS BTL-B coupon TBD due 10/19/2022		373,990	361,835
Medical Information Systems — 0.0%
Quintiles IMS, Inc. FRS BTL-B coupon TBD due 03/07/2024		200,000	193,333
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 6.27% (1 ML+3.75%) due 10/10/2025		690,000	642,658
Medical Products — 0.0%
Agiliti Health, Inc. FRS BTL-B coupon TBD due 01/04/2026		125,000	120,625
Medical-Drugs — 0.1%
Bausch Health Companies, Inc. FRS BTL 5.13% (3 ML+ 2.75%) due 11/27/2025		849,250	800,949
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 6.81% (1 ML + 4.25%) due 04/29/2024		174,557	164,084
Medical-Hospitals — 0.1%
Universal Health Services, Inc. FRS BTL — Delayed Draw 4.27% (1 ML+ 1.75%) due 10/31/2025(14)		125,000	122,812
Universal Health Services, Inc. FRS BTL-B 4.27% (1 ML+ 1.75%) due 10/31/2025		430,000	422,476
Surgery Center Holdings, Inc. FRS BTL 5.78% (1 ML+3.25%) due 09/02/2024		344,129	326,707
			871,995
Motion Pictures & Services — 0.1%
Delta 2 Lux SARL FRS BTL-B3 5.02% (1 ML+2.50%) due 02/01/2024		750,000	705,000
Oil Companies-Integrated — 0.1%
PowerTeam Services LLC FRS BTL 6.06% (3 ML+3.25%) due 03/06/2025		300,000	288,000
Oil-Field Services — 0.1%
BCP Raptor II LLC FRS BTL 7.14% (3 ML+4.75%) due 11/03/2025		335,000	308,200
Pipelines — 0.1%
BCP Renaissance Parent LLC FRS BTL-B 6.03% (3 ML+4.50%) due 10/31/2024		174,561	168,997
Medallion Midland Acquisition LLC FRS BTL coupon TBD due 10/30/2024		149,622	139,149
Grizzly Acquisitions, Inc. FRS BTL-B 5.65% (3 ML+3.25%) due 10/01/2025		234,413	229,138
Traverse Midstream Partners LLC FRS BTL 6.60% (3 ML+4.00%) due 09/27/2024		100,000	95,750
			633,034

5

Printing-Commercial — 0.0%
Quad Graphics, Inc. FRS BTL-B coupon TBD due 06/30/2026	225,000		218,812
Protection/Safety — 0.1%
Verisure Holdings AB FRS BTL-B coupon TBD due 10/21/2022	EUR	340,000	384,117
Real Estate Investment Trusts — 0.0%
VICI Properties 1 LLC FRS BTL 4.50% (1 ML+2.00%) due 12/20/2024	150,000		143,362
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. FRS BTL 4.27% (1 ML+1.75%) due 10/31/2025	1,386,525		1,349,089
Research & Development — 0.1%
PAREXEL International Corp. FRS BTL 5.27% (1 ML+2.75%) due 09/27/2024	497,481		448,355
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. FRS BTL-B coupon TBD due 01/02/2025	274,309		260,194
Retail-Restaurants — 0.0%
IRB Holding Corp. FRS BTL-B 5.68% (3 ML+3.25%) due 02/05/2025	294,259		280,036
Retail-Sporting Goods — 0.1%
Bass Pro Group LLC FRS BTL 7.52% (1 ML+5.00%) due 09/25/2024	738,131		704,915
Semiconductor Equipment — 0.1%
Cabot Microelectronics Corp. FRS BTL-B 4.81% (1 ML+2.25%) due 11/14/2025	455,000		437,369
Entegris, Inc. FRS BTL-B 4.52% (1 ML+2.00%) due 11/06/2025	525,000		509,250
			946,619
Soap & Cleaning Preparation — 0.0%
Diamond BC BV FRS BTL 5.53% (3 ML+3.00%) due 09/06/2024	199,496		183,537
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp. FRS BTL-B 4.47% (1 ML+2.00%) due 09/26/2025	680,000		647,700
Television — 0.2%
Gray Television, Inc. FRS BTL-C coupon TBD due 01/02/2026	655,000		630,672
Mission Broadcasting, Inc. FRS BTL-B3 coupon TBD due 01/17/2024	28,555		26,937
Tribune Media Co. FRS BTL-C 5.52% (1 ML+3.00%) due 01/27/2024	375,000		366,797
			1,024,406
Textile-Products — 0.1%
Unifrax Holding Co. FRS BTL-B coupon TBD due 12/12/2025	575,000		541,937
Theaters — 0.1%
Cineworld, Ltd. FRS BTL 5.02% (1 ML+2.50%) due 02/28/2025	746,241		705,944
Veterinary Diagnostics — 0.0%
NVA Holdings, Inc. FRS BTL-B3 5.27% (1 ML+2.75%) due 02/02/2025	209,475		196,906
Web Hosting/Design — 0.1%
Web.com Group, Inc. FRS BTL 6.17% (3 ML+3.75%) due 10/10/2025	395,000		379,447
Total Loans (cost $29,932,975)			28,747,394
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	56		690
Television — 0.0%
ION Media Networks, Inc.†(8)(10)(11)	233		188,001
Total Common Stocks (cost $2)			188,691
TOTAL INVESTMENTS (cost $831,551,353)	114.1%		804,366,896
Liabilities in excess of other assets	(14.1)		(99,347,994)
NET ASSETS	100.0%		$705,018,902

6

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2018, the aggregate value of these securities was $92,896,542 representing 13.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†                                         Non-income producing security

(1)                                 Principal amount of security is adjusted for inflation.

(2)                                 Collateralized Mortgage Obligation

(3)                                 Collateralized Loan Obligation

(4)                                 “Step-up” security where the rate increases (“steps-up”) at a predetermined rate.  The rate reflected is as of December 31, 2018.

(5)                                 All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(6)                                 The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(7)                                 Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(8)                                 Securities classified as Level 3 (see Note 1).

(9)                                 Denominated in United States dollars unless otherwise indicated.

(10)                          Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$188,001	$806.87	0.03%

(11)                          Illiquid security.  At December 31, 2018, the aggregate value of these securities was $188,001 representing 0.0% of net assets.

(12)                          Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

7

(13)                          The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(14)                          All or a portion of this holding is subject to unfunded loan commitments.  Interest rate will be determined at the time of funding (see Note 4).

AUD	— Australian Dollar
BTL	— Bank Term Loan
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
EUR	— Euro Currency
GBP	— Pound Sterling
JPY	— Japanese Yen
NZD	— New Zealand Dollar
TBA

—  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

TBD

—  Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2018 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ME — 3 Month Euribor

3 ML — 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
395	Short	U.S. Treasury 2 Year Notes	March 2019	83,272,777	83,863,438	(590,661)
11	Short	U.S. Treasury 10 Year Notes	March 2019	1,309,234	1,342,172	(32,938)
131	Short	U.S. Treasury 10 Year Ultra Notes	March 2019	16,507,807	17,040,234	(532,427)
83	Short	U.S. Treasury Ultra Bonds	March 2019	12,622,014	13,334,469	(712,455)
						$(1,868,481)

*                 Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

8

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group	JPY	3,027,283,000	USD	27,219,362	01/31/2019	$—	$(453,354)

Bank of America, N.A.	EUR	122,621,519	USD	141,259,377	01/31/2019	437,760	—

Barclays Bank PLC	GBP	53,045,000	USD	67,226,581	01/31/2019	—	(478,292)

Citibank N.A.	AUD	30,350,000	USD	21,564,434	01/31/2019	175,155	—

Morgan Stanley and Co. International PLC	NZD	2,607,000	USD	1,769,379	01/31/2019	18,696	—

Royal Bank of Canada	CAD	31,813,000	USD	23,634,952	01/31/2019	314,953	—

Net Unrealized Appreciation (Depreciation)						$946,564	$(931,646)

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro Currency
GBP	— Pound Sterling
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$276,719,697	$—	$276,719,697
U.S. Government Agencies	—	92,950,616	—	92,950,616
U.S. Government Treasuries	—	354,184,045	—	354,184,045
Asset Backed Securities	—	51,576,453	—	51,576,453
Loans	—	28,747,394	—	28,747,394
Common Stocks:
Printing-Commercial	690	—	—	690
Television	—	—	188,001	188,001
Total Investments at Value	$690	$804,178,205	$188,001	$804,366,896

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$946,564	$—	$946,564

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,868,481	$—	$—	$1,868,481
Forward Foreign Currency Contracts	—	931,646	—	931,646
Total Other Financial Instruments	$1,868,481	$931,646	$—	$2,800,127

*                 For a detailed presentation of investments, please refer to the Portfolio of Investments.

†                 Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio.  There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

9

SEASONS SERIES TRUST SA COLUMBIA FOCUSED VALUE PORTFOLIO

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.4%
Aerospace/Defense-Equipment — 2.5%
United Technologies Corp.	63,000	$6,708,240
Banks-Super Regional — 3.1%
Wells Fargo & Co.	185,000	8,524,800
Chemicals-Diversified — 4.3%
FMC Corp.	157,000	11,611,720
Computer Services — 3.1%
Teradata Corp.†	222,000	8,515,920
Diversified Banking Institutions — 12.8%
Bank of America Corp.	375,000	9,240,000
Citigroup, Inc.	160,000	8,329,600
JPMorgan Chase & Co.	100,000	9,762,000
Morgan Stanley	190,000	7,533,500
		34,865,100
Electric-Integrated — 6.2%
AES Corp.	625,000	9,037,500
NextEra Energy, Inc.	45,500	7,908,810
		16,946,310
Electronic Components-Misc. — 3.3%
Corning, Inc.	301,200	9,099,252
Food-Meat Products — 2.5%
Tyson Foods, Inc., Class A	130,000	6,942,000
Instruments-Controls — 2.8%
Honeywell International, Inc.	57,500	7,596,900
Insurance-Life/Health — 2.2%
Unum Group	206,000	6,052,280
Insurance-Multi-line — 3.0%
MetLife, Inc.	200,000	8,212,000
Medical Products — 2.6%
Baxter International, Inc.	110,000	7,240,200
Medical-Drugs — 4.0%
Bristol-Myers Squibb Co.	208,500	10,837,830
Medical-HMO — 3.5%
Humana, Inc.	33,500	9,597,080
Metal-Copper — 2.5%
Freeport-McMoRan, Inc.	675,000	6,959,250
Oil Companies-Exploration & Production — 2.8%
Anadarko Petroleum Corp.	175,000	7,672,000
Oil Companies-Integrated — 1.6%
Chevron Corp.	39,204	4,265,003
Oil Refining & Marketing — 3.4%
Marathon Petroleum Corp.	100,000	5,901,000
Valero Energy Corp.	43,800	3,283,686
		9,184,686
Oil-Field Services — 3.4%
Halliburton Co.	188,500	5,010,330
TechnipFMC PLC	223,100	4,368,298
		9,378,628
Pharmacy Services — 2.4%
Cigna Corp.	34,246	6,503,924
Pipelines — 1.9%
Williams Cos., Inc.	231,500	5,104,575
Retail-Building Products — 2.8%
Lowe’s Cos., Inc.	82,800	7,647,408
Retail-Catalog Shopping — 3.3%
Qurate Retail, Inc.†	460,600	8,990,912
Semiconductor Components-Integrated Circuits — 2.1%
QUALCOMM, Inc.	99,384	5,655,944
Semiconductor Equipment — 3.1%
Applied Materials, Inc.	254,700	8,338,878
Telephone-Integrated — 5.3%
Verizon Communications, Inc.	257,000	14,448,540
Tobacco — 2.4%
Philip Morris International, Inc.	100,000	6,676,000
Transport-Rail — 3.5%
CSX Corp.	94,500	5,871,285
Union Pacific Corp.	27,100	3,746,033
		9,617,318
Total Long-Term Investment Securities (cost $234,985,128)		263,192,698
REPURCHASE AGREEMENTS — 3.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 12/31/2018, to be repurchased 01/02/2019 in the amount of $9,313,259 and collateralized by $9,525,000 of United States of Treasury Bonds, bearing interest at 3.00% due 05/15/2045 and having an approximate value of $9,502,035. (cost $9,313,000)	$9,313,000	9,313,000
TOTAL INVESTMENTS (cost $244,298,128)	99.8%	272,505,698
Other assets less liabilities	0.2	647,774
NET ASSETS	100.0%	$273,153,472

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$263,192,698	$—	$—	$263,192,698
Repurchase Agreements	—	9,313,000	—	9,313,000
Total Investments at Value	$263,192,698	$9,313,000	$—	$272,505,698

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 61.3%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,019,296	$12,608,688
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,108,977	14,815,929
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	111,647	1,752,858
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	158,640	2,200,333
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	163,633	1,899,781
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	108,623	4,326,473
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	60,864	1,068,158
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	162,418	1,270,108
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	223,528	7,047,832
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	131,138	2,020,833
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	252,239	3,624,678
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	480,282	9,605,635
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	274,378	3,775,446
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	150,138	2,782,054
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	471,980	5,413,611
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	216,742	2,056,879
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	259,494	5,036,769
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	409,838	3,918,049
Total Domestic Equity Investment Companies (cost $97,934,973)		85,224,114
Domestic Fixed Income Investment Companies — 19.0%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	159,852	2,353,027
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	393,450	4,418,442
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	408,191	3,800,259
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	30,038	318,705
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	206,921	2,572,029
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	776,231	7,661,395
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	120,355	1,177,076
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	319,187	2,770,544
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	280,201	1,443,036
Total Domestic Fixed Income Investment Companies (cost $27,460,381)		26,514,513
International Equity Investment Companies — 19.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,501,842	12,209,978
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1	126,102	1,605,272
SunAmerica Series Trust SA International Index Portfolio, Class 1	430,970	4,171,790
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	296,704	2,165,937
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	451,747	4,083,796
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	359,621	3,207,820
Total International Equity Investment Companies (cost $30,755,469)		27,444,593
TOTAL INVESTMENTS (cost $156,150,823)	100.0%	139,183,220
Liabilities in excess of other assets	(0.0)	(67,744)
NET ASSETS	100.0%	$139,115,476

#                                         The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)                                 See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$139,183,220	$—	$—	$139,183,220

*    For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 49.6%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	2,562,852	$31,702,482
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	2,742,819	36,644,056
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	249,613	3,918,916
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	405,467	5,623,826
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	393,209	4,565,156
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	266,245	10,604,545
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	199,867	3,507,666
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	436,614	3,414,322
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	563,248	17,759,207
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	301,077	4,639,596
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	533,704	7,669,319
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,332,572	26,651,448
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	565,411	7,780,049
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	401,418	7,438,282
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,284,081	14,728,406
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	447,514	4,246,909
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	648,726	12,591,764
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,103,856	10,552,862
Total Domestic Equity Investment Companies (cost $239,771,520)		214,038,811
Domestic Fixed Income Investment Companies — 35.5%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	823,303	12,119,020
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	4,162,830	46,748,584
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	2,114,139	19,682,632
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	220,637	2,340,960
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	1,245,416	15,480,526
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,387,497	23,564,594
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	674,891	6,600,436
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,067,034	17,941,852
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,688,602	8,696,300
Total Domestic Fixed Income Investment Companies (cost $159,313,207)		153,174,904
International Equity Investment Companies — 14.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	3,444,160	28,001,024
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1	285,683	3,636,746
SunAmerica Series Trust SA International Index Portfolio, Class 1	992,928	9,611,540
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	644,928	4,707,977
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,339,452	12,108,648
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	702,803	6,268,998
Total International Equity Investment Companies (cost $70,531,307)		64,334,933
TOTAL INVESTMENTS (cost $469,616,034)	100.0%	431,548,648
Liabilities in excess of other assets	(0.0)	(184,425)
NET ASSETS	100.0%	$431,364,223

#                                         The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report.  Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus

(1)                                 See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$431,548,648	$—	$—	$431,548,648

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

1

SEASONS SERIES TRUST SA ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 43.3%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,505,376	$18,621,501
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,559,665	20,837,120
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	168,196	2,640,671
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	240,938	3,341,814
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	218,439	2,536,079
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	158,113	6,297,631
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	59,518	1,044,549
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	168,599	1,318,447
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	75,168	956,890
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	307,979	9,710,568
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	171,777	2,647,083
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	273,722	3,933,392
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	672,383	13,447,657
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	283,188	3,896,661
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	264,067	4,893,158
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	696,735	7,991,553
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	207,323	1,967,496
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	378,329	7,343,373
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	701,238	6,703,839
Total Domestic Equity Investment Companies (cost $135,042,616)		120,129,482
Domestic Fixed Income Investment Companies — 45.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	652,197	9,600,346
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,425,447	38,467,766
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,681,913	15,658,608
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	150,262	1,594,275
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	1,023,914	12,727,255
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,031,125	20,047,202
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	764,213	7,474,001
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,696,744	14,727,735
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,338,623	6,893,906
Total Domestic Fixed Income Investment Companies (cost $132,498,296)		127,191,094
International Equity Investment Companies — 10.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,900,583	15,451,737
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1	143,799	1,830,567
SunAmerica Series Trust SA International Index Portfolio, Class 1	167,831	1,624,607
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	395,776	2,889,166
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	595,398	5,382,400
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	300,132	2,677,177
Total International Equity Investment Companies (cost $32,715,368)		29,855,654
TOTAL INVESTMENTS (cost $300,256,280)	100.0%	277,176,230
Liabilities in excess of other assets	(0.0)	(123,210)
NET ASSETS	100.0%	$277,053,020

#                               The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)                       See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$277,176,230	$—	$—	$277,176,230

*                               For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — December 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 31.4%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	786,452	$9,728,415
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	800,336	10,692,491
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	89,749	1,409,066
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	124,437	1,725,947
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	118,584	1,376,758
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	86,269	3,436,101
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	32,395	568,539
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	115,474	903,010
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	160,294	5,054,057
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	94,325	1,453,553
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	197,814	2,842,594
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	339,307	6,786,149
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	210,458	2,895,898
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	129,067	2,391,618
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	373,855	4,288,118
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	97,510	925,370
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	204,088	3,961,350
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	389,401	3,722,678
Total Domestic Equity Investment Companies (cost $72,477,062)		64,161,712
Domestic Fixed Income Investment Companies — 60.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	641,941	9,449,379
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,590,835	40,325,073
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,706,155	15,884,306
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	156,093	1,656,150
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	999,263	12,420,838
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,856,976	18,328,353
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	614,146	6,006,347
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,656,722	14,380,351
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,167,605	6,013,166
Total Domestic Fixed Income Investment Companies (cost $129,576,192)		124,463,963
International Equity Investment Companies — 7.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	954,355	7,758,910
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1	72,602	924,227
SunAmerica Series Trust SA International Index Portfolio, Class 1	140,433	1,359,393
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	130,648	953,730
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	354,769	3,207,112
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	184,969	1,649,924
Total International Equity Investment Companies (cost $17,433,325)		15,853,296
TOTAL INVESTMENTS (cost $219,486,579)	100.0%	204,478,971
Liabilities in excess of other assets	(0.0)	(95,088)
NET ASSETS	100.0%	$204,383,883

#                                         The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report.  Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus

(1)                                 See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$204,478,971	$—	$—	$204,478,971

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS - December 31, 2018 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of December 31, 2018, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi-Managed Diversified Fixed Income used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, SA Multi-Managed Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the SA Putnam Asset Allocation Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables represent the value of derivatives held as of December 31, 2018, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of December 31, 2018, please refer to a schedule at the end of each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Foreign Exchange Contracts(4)	Options Purchased(3)	Total

SA Multi-Managed Growth Portfolio	$2,531	$9,248	$3,313	$2,025	$—	$—	$—	$—	$—	17,117
SA Multi-Managed Moderate Growth Portfolio	6,531	24,393	8,687	2,025	—	—	—	1,300	—	42,936
SA Multi-Managed Income/Equity Portfolio	7,250	28,750	9,582	—	—	—	—	1,359	—	46,941
SA Multi-Managed Income Portfolio	5,656	38,832	9,672	—	—	—	—	1,296	—	55,456
SA Putnam Asset Allocation Diversified Growth Portfolio	26,344	—	—	78,495	352,620	—	—	63,133	—	520,592
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	9,300	—	—	—	—	—	9,300
SA Multi-Managed Large Cap Value Portfolio	—	—	—	4,800	—	—	—	4,298	—	9,098
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	3,260	—	—	—	—	—	3,260
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	6,520	—	—	—	—	—	6,520
SA Multi-Managed Small Cap Portfolio	—	—	—	20,655	—	—	—	—	—	20,655
SA Multi-Managed International Equity Portfolio	—	—	—	1,360	—	—	—	—	—	1,360
SA Multi-Managed Diversified Fixed Income Portfolio	46,969	194,000	184,128	—	—	—	—	9,616	—	434,713
SA Wellington Real Return Portfolio	—	—	—	—	—	—	—	946,564	—	946,564

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Foreign Exchange Contracts(7)	Options Written(6)	Total

SA Multi-Managed Growth Portfolio	$6,563	$—	$—	$—	$—	$—	$—	$9,487	$—	16,050
SA Multi-Managed Moderate Growth Portfolio	16,000	—	—	—	—	—	—	25,091	—	41,091
SA Multi-Managed Income/Equity Portfolio	17,969	—		—	—	—	—	30,209	—	48,178
SA Multi-Managed Income Portfolio	22,984	—	—	—	—	—	—	29,149	—	52,133
SA Putnam Asset Allocation Diversified Growth Portfolio	39,609	—	—	28,585	398,082	—	—	36,597	—	502,873
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value Portfolio	—	—	—	—	—	—	—	170,183	—	170,183
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed International Equity Portfolio	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	587,621	330,117	—	—	—	—	—	3,880	—	921,618
SA Wellington Real Return Portfolio	170,531	—	—	—	—	—	—	931,646	—	1,102,177

Statement of Assets and Liabilities Location:

(1)                                 Variation margin on futures contracts

(2)                                 Unrealized appreciation on swap contracts

(3)                                 Investments, at value

(4)                                 Unrealized appreciation on forward foreign currency contracts

(5)                                 Unrealized depreciation on swap contracts

(6)                                 Call and put options written, at value

(7)                                 Unrealized depreciation on forward foreign currency contracts

(8)                                 The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Multi-Managed Growth Portfolio	$(32,677)
SA Multi-Managed Moderate Growth Portfolio	(35,797)
SA Multi-Managed Income/Equity Portfolio	(62,448)
SA Multi-Managed Income Portfolio	(121,662)
SA Putnam Asset Allocation Diversified Growth Portfolio	(774,747)
SA Multi-Managed Large Cap Growth Portfolio	(68,520)
SA Multi-Managed Large Cap Value Portfolio	(47,920)
SA Multi-Managed Mid Cap Growth Portfolio	(14,692)
SA Multi-Managed Mid Cap Value Portfolio	(29,385)
SA Multi-Managed Small Cap Portfolio	(134,083)
SA Multi-Managed International Equity Portfolio	(54,968)
SA Multi-Managed Diversified Fixed Income Portfolio	(752,376)
SA Wellington Real Return Portfolio	(1,868,481)

Note 2. Repurchase Agreements

As of December 31, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.30%	$90,000
SA Multi-Managed Moderate Growth	0.48	145,000
SA Multi-Managed Income	0.07	20,000
SA Multi-Managed Large Cap Value	1.67	500,000
SA Multi-Managed Mid Cap Growth	1.70	510,000
SA Multi-Managed Diversified Fixed Income	5.18	1,555,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 31, 2018, bearing interest at a rate of 2.94% per annum, with a principal amount of $30,000,000, a repurchase price of $30,004,900, and a maturity date of January 02, 2019. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.63%	12/31/2023	$30,448,000	$30,525,138

As of December 31, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.26%	$65,000
SA Multi-Managed Moderate Growth	0.42	105,000
SA Multi-Managed Large Cap Value	1.62	405,000
SA Multi-Managed Mid Cap Growth	1.66	415,000
SA Multi-Managed Diversified Fixed Income	5.16	1,290,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated December 31, 2018, bearing interest at a rate of 2.90% per annum, with a principal amount of $25,000,000, a repurchase price of $25,004,028 and a maturity date of January 02, 2019. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	3.38%	05/15/2044	$23,860,000	$25,413,763

As of December 31, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.25%	$75,000
SA Multi-Managed Moderate Growth	0.42	125,000
SA Multi-Managed Large Cap Value	1.63	490,000
SA Multi-Managed Mid Cap Growth	1.65	495,000
SA Multi-Managed Diversified Fixed Income	5.15	1,545,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 31, 2018, bearing interest at a rate of 2.94% per annum, with a principal amount of $30,000,000, a repurchase price of $30,004,900, and a maturity date of January 02, 2019. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.13%	11/30/2024	$31,344,500	$30,553,326

As of December 31, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.27%	$75,000
SA Multi-Managed Moderate Growth	0.42	120,000
SA Multi-Managed Large Cap Value	1.63	460,000
SA Multi-Managed Mid Cap Growth	1.64	465,000
SA Multi-Managed Diversified Fixed Income	5.16	1,460,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 31, 2018, bearing interest at a rate of 2.90% per annum, with a principal amount of $28,295,000, a repurchase price of $28,294,559 and a maturity date of January 02, 2019. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.75%	05/31/2022	$29,587,000	$28,877,819

As of December 31, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.25%	$75,000
SA Multi-Managed Moderate Growth	0.42	125,000
SA Multi-Managed Large Cap Value	1.63	490,000
SA Multi-Managed Mid Cap Growth	1.65	495,000
SA Multi-Managed Diversified Fixed Income	5.15	1,545,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated December 31, 2018, bearing interest at a rate of 2.90% per annum, with a principal amount of $30,000,000, a repurchase price of $30,004,833, and a maturity date of January 02, 2019. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.38%	05/31/2020	$31,080,000	$30,596,736

Note 3.  Transactions with Affiliates:

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust and/or Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  For the period ended December 31, 2018, transactions in these securities were as follows:

SA Multi–Managed Large Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2018	Purchases	Sales	Gain/Loss	Gain (Loss)	2018

American International Group, Inc.	$20,226	$—	$1,311,685	$1,491	$221,032	$2,919	$(317,740)	$777,323

SA Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2018	Purchases†	Sales	Gain/Loss	Gain (Loss)	2018

Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	47,982	812	1,688,248	837,898	157,797	(8,208)	(7,114)	2,353,027
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	159,202	17,387	4,936,294	1,756,964	2,122,740	(107,782)	(44,294)	4,418,442
SA Multi-Managed International Equity Portfolio, Class 1	367,829	—	12,402,806	3,397,753	1,394,902	181,213	(2,376,892)	12,209,978
SA Multi-Managed Large Cap Growth Portfolio, Class 1	82,556	2,029,198	13,269,765	5,118,117	3,089,846	568,938	(3,258,286)	12,608,688
SA Multi-Managed Large Cap Value Portfolio, Class 1	315,774	1,862,697	14,492,594	5,665,005	2,010,507	213,666	(3,544,829)	14,815,929
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	209,832	1,561,521	589,841	55,433	11,288	(354,359)	1,752,858
SA Multi-Managed Mid Cap Value Portfolio, Class 1	23,021	162,867	2,003,239	714,042	77,443	5,292	(444,797)	2,200,333
SA Multi-Managed Small Cap Portfolio, Class 1	4,123	154,366	1,879,175	606,620	165,709	41,537	(461,842)	1,899,781
SA Wellington Real Return Portfolio, Class 1	140,621	—	2,790,118	1,428,459	286,431	(4,925)	(126,962)	3,800,259
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	185	547,104	3,690,816	1,507,570	290,805	24,609	(605,717)	4,326,473
SA DFA Ultra Short Bond Portfolio, Class 1	3,417	—	602,540	131,690	419,674	2,839	1,310	318,705
SA Emerging Market Equity Index, Class 1	22,007	—	—	1,914,351	51,276	(4,577)	(253,226)	1,605,272
SA Federated Corporate Bond Portfolio, Class 1	86,692	15,756	2,238,921	1,246,702	795,565	(44,750)	(73,279)	2,572,029
SA Fixed Income Index Portfolio, Class 1	243,998	—	3,382,129	5,315,701	897,150	(17,430)	(121,855)	7,661,395
SA Fixed Income Intermediate Index Portfolio, Class 1	26,070	—	3,045,226	2,878,741	4,744,222	(17,923)	15,254	1,177,076
SA Franklin Small Company Value Portfolio, Class 1	11,675	161,447	703,410	685,013	30,591	(1,493)	(288,181)	1,068,158
SA International Index Portfolio, Class 1	95,352	6,985	6,511,846	1,978,844	3,696,122	72,501	(695,279)	4,171,790
SA Invesco Growth Opportunities Portfolio, Class 1	—	148,357	895,261	696,223	35,771	4,524	(290,129)	1,270,108
SA JPMorgan Emerging Markets Portfolio, Class 1	52,510	—	3,178,260	648,370	988,564	182,885	(855,014)	2,165,937
SA JPMorgan Equity-Income Portfolio, Class 1	153,489	449,904	5,893,344	2,203,860	234,675	8,080	(822,777)	7,047,832
SA JPMorgan MFS Core Bond Portfolio, Class 1	67,533	—	2,262,144	825,711	274,177	(15,601)	(27,533)	2,770,544
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	261,848	1,914,367	725,984	168,056	12,545	(464,007)	2,020,833
SA Large Cap Growth Index Portfolio, Class 1	29,154	9,600	—	3,914,604	75,626	4,172	(218,472)	3,624,678
SA Large Cap Index Portfolio, Class 1	323,347	283,596	8,201,940	2,794,197	320,292	29,967	(1,100,177)	9,605,635
SA Large Cap Value Index Portfolio, Class 1	79,351	7,900	—	4,171,034	76,598	2,150	(321,140)	3,775,446
SA Legg Mason BW Large Cap Value Portfolio, Class 1	50,592	244,457	2,442,778	935,236	93,870	3,254	(505,344)	2,782,054
SA MFS Blue Chip Growth, Class 1	23,285	432,494	5,011,864	1,736,153	487,740	55,378	(902,044)	5,413,611
SA Mid Cap Index Portfolio, Class 1	21,020	63,711	1,877,058	596,881	75,096	8,050	(350,014)	2,056,879
SA Morgan Stanley International Equities Portfolio, Class 1	55,798	104,023	3,705,149	1,245,102	140,805	(782)	(724,868)	4,083,796
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	60,423	324,022	4,304,206	1,584,796	176,006	3,350	(679,577)	5,036,769
SA PineBridge High-Yield Bond Portfolio, Class 1	58,977	—	929,768	883,075	278,113	12,075	(103,769)	1,443,036
SA Putnam International Growth and Income Portfolio, Class 1	90,166	—	2,063,994	1,754,058	86,095	(3,080)	(521,057)	3,207,820
SA Small Cap Index Portfolio, Class 1	30,684	157,289	3,631,408	1,148,254	140,805	19,723	(740,531)	3,918,049
	$2,726,833	$7,655,652	$121,510,189	$61,636,849	$23,938,502	$1,241,485	$(21,266,801)	$139,183,220

† Included reinvestment of distributions paid.

SA Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Net Income	Received	2018	Purchases†	Sales	Gain/Loss	Gain (Loss)	2018

Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$269,515	$4,559	$12,699,394	$1,337,055	$1,813,036	$(79,930)	$(24,463)	$12,119,020
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,583,137	172,898	65,821,188	5,373,872	22,866,305	(749,290)	(830,881)	46,748,584
SA Multi-Managed International Equity Portfolio, Class 1	879,526	—	39,837,999	1,066,773	7,497,532	815,428	(6,221,644)	28,001,024
SA Multi-Managed Large Cap Growth Portfolio, Class 1	216,425	5,319,667	45,059,861	5,736,710	12,690,256	2,464,928	(8,868,761)	31,702,482
SA Multi-Managed Large Cap Value Portfolio, Class 1	813,505	4,798,733	48,996,553	5,840,826	9,945,891	1,427,535	(9,674,967)	36,644,056
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	489,446	4,989,245	513,308	834,527	43,859	(792,969)	3,918,916
SA Multi-Managed Mid Cap Value Portfolio, Class 1	61,367	434,154	7,016,979	531,119	802,626	78,603	(1,200,249)	5,623,826
SA Multi-Managed Small Cap Portfolio, Class 1	10,332	386,805	6,294,200	426,378	1,184,300	99,803	(1,070,925)	4,565,156
SA Wellington Real Return Portfolio, Class 1	744,535	—	21,262,826	3,049,177	3,948,876	(106,853)	(573,642)	19,682,632
SunAmerica Series Trust							—
SA AB Growth Portfolio, Class 1	538	1,593,950	12,190,796	2,208,056	2,333,261	29,366	(1,490,412)	10,604,545
SA DFA Ultra Short Bond Portfolio, Class 1	26,599	—	4,902,620	297,136	2,889,108	21,378	8,934	2,340,960
SA Emerging Market Equity Index, Class 1	50,899	—	—	4,769,501	456,972	(38,235)	(637,548)	3,636,746
SA Federated Corporate Bond Portfolio, Class 1	506,575	92,070	16,618,759	4,773,165	5,204,704	(309,802)	(396,892)	15,480,526
SA Fixed Income Index Portfolio, Class 1	779,678	—	13,711,334	12,607,470	2,279,222	(47,586)	(427,402)	23,564,594
SA Fixed Income Intermediate Index Portfolio, Class 1	150,514	—	12,603,221	6,241,216	12,218,176	(111,881)	86,056	6,600,436
SA Franklin Small Company Value Portfolio, Class 1	41,050	567,631	3,031,034	1,825,881	376,733	(21,641)	(950,875)	3,507,666
SA International Index Portfolio, Class 1	225,602	17,160	22,990,483	1,515,303	13,271,000	240,056	(1,863,302)	9,611,540
SA Invesco Growth Opportunities Portfolio, Class 1	—	426,813	3,370,809	1,444,013	676,733	75,670	(799,437)	3,414,322
SA JPMorgan Emerging Markets Portfolio, Class 1	120,449	—	9,338,787	156,165	2,994,531	520,194	(2,312,638)	4,707,977
SA JPMorgan Equity-Income Portfolio, Class 1	411,572	1,206,391	19,762,726	2,269,671	2,293,218	59,332	(2,039,304)	17,759,207
SA JPMorgan MFS Core Bond Portfolio, Class 1	463,572	—	20,998,225	565,280	3,293,218	(175,200)	(153,235)	17,941,852
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	640,733	5,643,278	668,703	630,635	50,271	(1,092,021)	4,639,596
SA Large Cap Growth Index Portfolio, Class 1	63,217	20,816	—	8,714,382	690,753	39,318	(393,628)	7,669,319
SA Large Cap Index Portfolio, Class 1	919,970	807,633	30,240,515	2,883,100	3,845,485	329,634	(2,956,316)	26,651,448
SA Large Cap Value Index Portfolio, Class 1	167,260	16,680	—	9,114,290	690,753	15,670	(659,158)	7,780,049
SA Legg Mason BW Large Cap Value Portfolio, Class 1	148,993	719,926	8,549,336	1,263,416	1,003,283	17,644	(1,388,831)	7,438,282
SA MFS Blue Chip Growth, Class 1	64,020	1,189,102	17,469,342	2,567,116	3,206,565	306,135	(2,407,622)	14,728,406
SA Mid Cap Index Portfolio, Class 1	44,515	134,920	2,643,057	2,597,802	396,383	34,040	(631,607)	4,246,909
SA Morgan Stanley International Equities Portfolio, Class 1	172,661	321,885	12,406,294	3,277,981	1,433,931	(11,585)	(2,130,111)	12,108,648
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	161,167	864,259	14,805,266	1,101,706	1,719,913	19,520	(1,614,815)	12,591,764
SA PineBridge High-Yield Bond Portfolio, Class 1	329,263	—	5,857,818	4,907,820	1,550,860	(8,814)	(509,664)	8,696,300
SA Putnam International Growth and Income Portfolio, Class 1	226,158	—	6,337,005	1,963,591	733,393	(24,032)	(1,274,173)	6,268,998
SA Small Cap Index Portfolio, Class 1	84,753	434,106	12,524,054	1,457,427	1,683,261	206,765	(1,952,123)	10,552,862
	$9,737,367	$20,660,337	$507,973,004	$103,065,409	$127,455,440	$5,210,300	$(57,244,625)	$431,548,648

† Includes reinvestment of distributions paid.

SA Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2018	Purchases†	Sales	Gain/Loss	Gain (Loss)	2018

Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$210,834	$3,567	$9,551,306	$1,358,656	$1,230,625	$(54,194)	$(24,797)	$9,600,346
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,274,047	139,141	50,947,645	3,505,795	14,720,154	(512,127)	(753,393)	38,467,766
SA Multi-Managed International Equity Portfolio, Class 1	484,425	—	20,117,623	1,566,286	3,365,756	353,051	(3,219,467)	15,451,737
SA Multi-Managed Large Cap Growth Portfolio, Class 1	125,889	3,094,310	24,866,260	3,698,275	6,143,501	1,012,767	(4,812,300)	18,621,501
SA Multi-Managed Large Cap Value Portfolio, Class 1	455,997	2,689,849	26,659,692	3,783,746	4,957,358	368,632	(5,017,592)	20,837,120
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	329,010	2,780,236	817,592	463,379	61,662	(555,440)	2,640,671
SA Multi-Managed Mid Cap Value Portfolio, Class 1	35,333	249,973	3,937,088	443,871	388,025	30,314	(681,434)	3,341,814
SA Multi-Managed Small Cap Portfolio, Class 1	5,729	214,481	3,521,399	267,062	710,420	117,308	(659,270)	2,536,079
SA Wellington Real Return Portfolio, Class 1	591,758	—	16,083,155	2,231,936	2,116,084	(58,603)	(481,796)	15,658,608
SunAmerica Series Trust		—
SA AB Growth Portfolio, Class 1	293	868,520	7,268,930	974,231	1,148,445	83,136	(880,221)	6,297,631
SA DFA Ultra Short Bond Portfolio, Class 1	18,079	—	3,176,754	62,270	1,663,397	12,172	6,476	1,594,275
SA Emerging Market Equity Index, Class 1	25,609	—	—	2,357,013	192,231	(15,123)	(319,092)	1,830,567
SA Federated Corporate Bond Portfolio, Class 1	427,457	77,691	12,519,249	3,882,938	3,078,328	(185,997)	(410,607)	12,727,255
SA Fixed Income Index Portfolio, Class 1	662,011	—	11,918,089	10,181,445	1,639,910	(34,858)	(377,564)	20,047,202
SA Fixed Income Intermediate Index Portfolio, Class 1	171,846	—	11,108,374	5,322,509	8,926,330	(118,216)	87,664	7,474,001
SA Franklin Small Company Value Portfolio, Class 1	12,192	168,589	1,228,252	249,522	124,168	(5,442)	(303,615)	1,044,549
SA International Index Portfolio, Class 1	38,089	2,893	11,069,874	452,991	9,638,137	166,201	(426,322)	1,624,607
SA Invesco Growth Opportunities Portfolio, Class 1	—	164,264	1,706,056	187,690	315,210	44,313	(304,402)	1,318,447
SA Janus Focused Growth Portfolio, Class 1	—	48,923	—	1,076,674	25,236	(3,244)	(91,304)	956,890
SA JPMorgan Emerging Markets Portfolio, Class 1	73,481	—	4,879,761	130,357	1,156,437	233,139	(1,197,654)	2,889,166
SA JPMorgan Equity-Income Portfolio, Class 1	224,533	658,147	10,839,769	1,046,662	1,086,469	24,046	(1,113,440)	9,710,568
SA JPMorgan MFS Core Bond Portfolio, Class 1	367,245	—	16,157,991	601,505	1,777,099	(90,516)	(164,146)	14,727,735
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	364,669	3,247,985	411,521	420,420	36,039	(628,042)	2,647,083
SA Large Cap Growth Index Portfolio, Class 1	32,387	10,665	—	4,438,407	316,318	16,644	(205,341)	3,933,392
SA Large Cap Index Portfolio, Class 1	471,438	416,407	15,554,961	1,122,105	1,852,099	147,836	(1,525,146)	13,447,657
SA Large Cap Value Index Portfolio, Class 1	83,702	8,347	—	4,537,404	316,318	6,317	(330,742)	3,896,661
SA Legg Mason BW Large Cap Value Portfolio, Class 1	77,958	376,690	4,585,384	1,592,678	490,866	4,830	(798,868)	4,893,158
SA MFS Blue Chip Growth, Class 1	36,578	679,390	9,466,907	856,524	1,131,259	126,771	(1,327,390)	7,991,553
SA Mid Cap Index Portfolio, Class 1	20,618	62,492	1,345,751	1,053,776	150,494	12,370	(293,907)	1,967,496
SA Morgan Stanley International Equities Portfolio, Class 1	78,299	145,969	6,264,644	722,973	620,840	(2,269)	(982,108)	5,382,400
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	93,738	502,673	8,413,080	725,254	853,654	6,197	(947,504)	7,343,373
SA PineBridge High-Yield Bond Portfolio, Class 1	253,976	—	4,524,111	3,820,555	1,041,264	(9,775)	(399,721)	6,893,906
SA Putnam International Growth and Income Portfolio, Class 1	99,173	—	3,126,595	461,025	310,420	(7,955)	(592,068)	2,677,177
SA Small Cap Index Portfolio, Class 1	53,781	275,328	7,682,893	942,442	811,330	102,543	(1,212,709)	6,703,839
	$6,506,495	$11,551,988	$314,549,814	$64,883,690	$73,181,981	$1,867,969	$(30,943,262)	$277,176,230

† Includes reinvestment of distributions paid.

SA Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2018	Purchases†	Sales	Gain/Loss	Gain (Loss)	2018

Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$202,561	$3,427	$9,160,640	$1,340,517	$981,740	$(38,555)	$(31,483)	$9,449,379
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,311,098	143,188	52,709,087	4,984,707	16,063,521	(646,081)	(659,119)	40,325,073
SA Multi-Managed International Equity Portfolio, Class 1	243,647	—	10,353,942	613,692	1,712,842	161,025	(1,656,907)	7,758,910
SA Multi-Managed Large Cap Growth Portfolio, Class 1	63,763	1,567,282	12,754,183	2,469,603	3,568,543	706,767	(2,633,595)	9,728,415
SA Multi-Managed Large Cap Value Portfolio, Class 1	237,546	1,401,244	13,658,003	2,126,888	2,662,058	182,705	(2,613,047)	10,692,491
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	176,003	1,350,326	477,101	152,766	17,860	(283,455)	1,409,066
SA Multi-Managed Mid Cap Value Portfolio, Class 1	17,786	125,830	1,953,788	317,925	215,272	32,535	(363,029)	1,725,947
SA Multi-Managed Small Cap Portfolio, Class 1	3,117	116,716	1,897,092	181,759	404,393	98,999	(396,699)	1,376,758
SA Wellington Real Return Portfolio, Class 1	601,090	—	15,407,722	3,161,525	2,132,220	(60,975)	(491,746)	15,884,306
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	155	460,263	3,672,956	802,692	600,833	34,999	(473,713)	3,436,101
SA DFA Ultra Short Bond Portfolio, Class 1	18,841	—	3,302,761	134,133	1,800,420	15,851	3,825	1,656,150
SA Emerging Market Equity Index, Class 1	12,948	—	—	1,190,352	96,195	(9,166)	(160,764)	924,227
SA Federated Corporate Bond Portfolio, Class 1	415,478	75,513	11,973,567	4,012,390	2,984,996	(182,467)	(397,656)	12,420,838
SA Fixed Income Index Portfolio, Class 1	600,084	—	11,554,142	8,709,758	1,579,598	(35,267)	(320,682)	18,328,353
SA Fixed Income Intermediate Index Portfolio, Class 1	137,051	—	10,698,114	2,397,575	7,049,132	(120,596)	80,386	6,006,347
SA Franklin Small Company Value Portfolio, Class 1	6,665	92,166	555,311	253,601	71,757	(4,449)	(164,167)	568,539
SA International Index Portfolio, Class 1	31,930	2,432	5,749,650	179,988	4,322,354	77,351	(325,242)	1,359,393
SA Invesco Growth Opportunities Portfolio, Class 1	—	113,142	867,692	323,599	92,968	8,645	(203,958)	903,010
SA JPMorgan Emerging Markets Portfolio, Class 1	24,449	—	2,258,546	91,835	976,754	159,379	(579,276)	953,730
SA JPMorgan Equity-Income Portfolio, Class 1	117,393	344,098	5,517,414	922,036	809,938	9,363	(584,818)	5,054,057
SA JPMorgan MFS Core Bond Portfolio, Class 1	359,978	—	15,308,546	909,046	1,590,623	(81,445)	(165,173)	14,380,351
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	201,090	1,827,356	263,016	304,394	18,949	(351,374)	1,453,553
SA Large Cap Growth Index Portfolio, Class 1	23,444	7,720	—	3,175,151	178,062	7,073	(161,568)	2,842,594
SA Large Cap Index Portfolio, Class 1	236,162	207,906	7,519,269	872,088	909,616	66,535	(762,127)	6,786,149
SA Large Cap Value Index Portfolio, Class 1	62,302	6,212	—	3,312,501	178,062	1,670	(240,211)	2,895,898
SA Legg Mason BW Large Cap Value Portfolio, Class 1	43,657	210,948	2,388,281	696,986	272,362	519	(421,806)	2,391,618
SA MFS Blue Chip Growth, Class 1	19,263	357,797	4,701,090	1,218,707	1,026,221	132,421	(737,879)	4,288,118
SA Mid Cap Index Portfolio, Class 1	9,715	29,447	729,026	516,008	184,092	13,561	(149,133)	925,370
SA Morgan Stanley International Equities Portfolio, Class 1	46,864	87,366	3,414,849	743,740	366,070	(5,127)	(580,280)	3,207,112
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	50,764	272,220	4,466,154	488,117	478,383	(2,437)	(512,101)	3,961,350
SA PineBridge High-Yield Bond Portfolio, Class 1	240,707	—	4,332,788	3,200,868	1,149,247	(8,906)	(362,337)	6,013,166
SA Putnam International Growth and Income Portfolio, Class 1	61,390	—	1,698,955	498,755	184,249	(6,712)	(356,825)	1,649,924
SA Small Cap Index Portfolio, Class 1	29,910	153,175	4,116,578	789,962	554,464	54,319	(683,717)	3,722,678
	$5,229,758	$6,155,185	$225,897,828	$51,376,621	$55,654,145	$598,343	$(17,739,676)	$204,478,971

† Includes reinvestment of distributions paid.

Note 4.  Unfunded Loan Commitments:

At December 31, 2018, the SA Wellington Real Return Portfolio had the following unfunded loan commitment which may be extended at the option of the Borrower:

Borrower	Principal Type	Maturity Date	Amount	Value
Universal Health Services, Inc.	Term Loan	10/31/2025	$125,000	$122,812

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)         An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 28, 2019